UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (240) 497-6400

Date of fiscal year end:                 December 31

Date of reporting period:              March 31, 2007

Item 1. Schedule of Investments.

ProFund VP Bull

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (98.2%)
3M Co. (Miscellaneous Manufacturing)	8,777	$670,826
Abbott Laboratories (Pharmaceuticals)	18,559	1,035,592
Abercrombie & Fitch Co. - Class A (Retail)	1,072	81,129
ACE, Ltd. ADR (Insurance)	3,886	221,735
ADC Telecommunications, Inc. * (Telecommunications)	1,407	23,553
Adobe Systems, Inc. * (Software)	7,169	298,947
Advanced Micro Devices, Inc. * (Semiconductors)	6,767	88,377
Aetna, Inc. (Healthcare - Services)	6,164	269,922
Affiliated Computer Services, Inc. - Class A * (Computers)	1,139	67,064
AFLAC, Inc. (Insurance)	5,896	277,466
Agilent Technologies, Inc. * (Electronics)	4,891	164,778
Air Products & Chemicals, Inc. (Chemicals)	2,546	188,124
Alcoa, Inc. (Mining)	10,251	347,509
Allegheny Energy, Inc. * (Electric)	1,943	95,479
Allegheny Technologies, Inc. (Iron/Steel)	1,206	128,668
Allergan, Inc. (Pharmaceuticals)	1,809	200,473
Allied Waste Industries, Inc. * (Environmental Control)	3,082	38,802
Allstate Corp. (Insurance)	7,370	442,642
Alltel Corp. (Telecommunications)	4,355	270,010
Altera Corp. * (Semiconductors)	4,288	85,717
Altria Group, Inc. (Agriculture)	24,857	2,182,694
Amazon.com, Inc. * (Internet)	3,752	149,292
Ambac Financial Group, Inc. (Insurance)	1,206	104,186
Ameren Corp. (Electric)	2,479	124,694
American Electric Power, Inc. (Electric)	4,690	228,638
American Express Co. (Diversified Financial Services)	14,204	801,106
American International Group, Inc. (Insurance)	31,155	2,094,238
American Standard Cos. (Building Materials)	2,077	110,123
Ameriprise Financial, Inc. (Diversified Financial Services)	2,814	160,792
AmerisourceBergen Corp. (Pharmaceuticals)	2,278	120,165
Amgen, Inc. * (Biotechnology)	14,137	789,975
Anadarko Petroleum Corp. (Oil & Gas)	5,561	239,012
Analog Devices, Inc. (Semiconductors)	4,020	138,650
Anheuser-Busch Cos., Inc. (Beverages)	9,246	466,553
AON Corp. (Insurance)	3,484	132,253

See accompanying notes to the Schedules of Portfolio Investments.

Apache Corp. (Oil & Gas)	4,020	284,214
Apartment Investment and Management Co. - Class A (REIT)	1,139	65,709
Apollo Group, Inc. - Class A * (Commercial Services)	1,675	73,533
Apple Computer, Inc. * (Computers)	10,385	964,870
Applera Corp. - Applied Biosystems Group (Electronics)	2,211	65,379
Applied Materials, Inc. (Semiconductors)	16,549	303,178
Archer-Daniels-Midland Co. (Agriculture)	7,772	285,232
Archstone-Smith Trust (REIT)	2,613	141,834
Ashland, Inc. (Chemicals)	670	43,952
AT&T, Inc. (Telecommunications)	75,375	2,972,035
Autodesk, Inc. * (Software)	2,814	105,806
Automatic Data Processing, Inc. (Software)	6,566	317,794
AutoNation, Inc. * (Retail)	1,809	38,423
AutoZone, Inc. * (Retail)	603	77,268
Avalonbay Communities, Inc. (REIT)	938	121,940
Avaya, Inc. * (Telecommunications)	5,494	64,884
Avery Dennison Corp. (Household Products/Wares)	1,072	68,887
Avon Products, Inc. (Cosmetics/Personal Care)	5,226	194,721
Baker Hughes, Inc. (Oil & Gas Services)	3,819	252,550
Ball Corp. (Packaging & Containers)	1,206	55,295
Bank of America Corp. (Banks)	53,198	2,714,161
Bank of New York Co., Inc. (Banks)	8,978	364,058
Bard (C.R.), Inc. (Healthcare - Products)	1,206	95,889
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,273	59,004
Bausch & Lomb, Inc. (Healthcare - Products)	670	34,277
Baxter International, Inc. (Healthcare - Products)	7,705	405,822
BB&T Corp. (Banks)	6,432	263,841
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,407	211,542
Becton, Dickinson & Co. (Healthcare - Products)	2,948	226,672
Bed Bath & Beyond, Inc. * (Retail)	3,417	137,261
Bemis Co., Inc. (Packaging & Containers)	1,206	40,268
Best Buy Co., Inc. (Retail)	4,824	235,025
Big Lots, Inc. * (Retail)	1,273	39,819
Biogen Idec, Inc. * (Biotechnology)	4,087	181,381
Biomet, Inc. (Healthcare - Products)	2,948	125,261
BJ Services Co. (Oil & Gas Services)	3,551	99,073
Black & Decker Corp. (Hand/Machine Tools)	804	65,622
BMC Software, Inc. * (Software)	2,479	76,328
Boeing Co. (Aerospace/Defense)	9,313	828,018
Boston Properties, Inc. (REIT)	1,407	165,182
Boston Scientific Corp. * (Healthcare - Products)	14,405	209,449
Bristol-Myers Squibb Co. (Pharmaceuticals)	24,120	669,571

See accompanying notes to the Schedules of Portfolio Investments.

Broadcom Corp. - Class A * (Semiconductors)	5,628	180,490
Brown-Forman Corp. (Beverages)	938	61,495
Brunswick Corp. (Leisure Time)	1,072	34,143
Burlington Northern Santa Fe Corp. (Transportation)	4,288	344,884
C.H. Robinson Worldwide, Inc. (Transportation)	2,077	99,177
CA, Inc. (Software)	4,891	126,726
Campbell Soup Co. (Food)	2,613	101,776
Capital One Financial Corp. (Diversified Financial Services)	4,891	369,075
Cardinal Health, Inc. (Pharmaceuticals)	4,757	347,023
Carnival Corp. ADR (Leisure Time)	5,226	244,890
Caterpillar, Inc. (Machinery - Construction & Mining)	7,772	520,957
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	2,211	75,572
CBS Corp. - Class B (Media)	8,978	274,637
Celgene Corp. * (Biotechnology)	4,623	242,523
CenterPoint Energy, Inc. (Electric)	3,819	68,513
Centex Corp. (Home Builders)	1,407	58,784
CenturyTel, Inc. (Telecommunications)	1,340	60,555
Chesapeake Energy Corp. (Oil & Gas)	4,958	153,103
ChevronTexaco Corp. (Oil & Gas)	25,661	1,897,888
Chicago Mercantile Exchange (Diversified Financial Services)	469	249,724
Chubb Corp. (Insurance)	4,891	252,718
Ciena Corp. * (Telecommunications)	1,005	28,090
CIGNA Corp. (Insurance)	1,139	162,490
Cincinnati Financial Corp. (Insurance)	2,077	88,065
Cintas Corp. (Textiles)	1,608	58,049
Circuit City Stores, Inc. (Retail)	1,675	31,038
Cisco Systems, Inc. * (Telecommunications)	72,494	1,850,772
CIT Group, Inc. (Diversified Financial Services)	2,278	120,552
Citigroup, Inc. (Diversified Financial Services)	57,486	2,951,331
Citizens Communications Co. (Telecommunications)	4,087	61,101
Citrix Systems, Inc. * (Software)	2,211	70,818
Clear Channel Communications, Inc. (Media)	5,896	206,596
Clorox Co. (Household Products/Wares)	1,809	115,215
CMS Energy Corp. (Electric)	2,680	47,704
Coach, Inc. * (Apparel)	4,422	221,321
Coca-Cola Co. (Beverages)	24,120	1,157,761
Coca-Cola Enterprises, Inc. (Beverages)	3,283	66,481
Cognizant Technology Solutions Corp. * (Computers)	1,742	153,766
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,164	411,694
Comcast Corp. - Special Class A * (Media)	37,386	970,168

See accompanying notes to the Schedules of Portfolio Investments.

Comerica, Inc. (Banks)	1,876	110,909
Commerce Bancorp, Inc. (Banks)	2,211	73,803
Compass Bancshares, Inc. (Banks)	1,541	106,021
Computer Sciences Corp. * (Computers)	2,077	108,274
Compuware Corp. * (Software)	3,819	36,242
ConAgra Foods, Inc. (Food)	6,097	151,876
ConocoPhillips (Oil & Gas)	20,100	1,373,835
CONSOL Energy, Inc. (Coal)	2,144	83,895
Consolidated Edison, Inc. (Electric)	3,082	157,367
Constellation Brands, Inc. * (Beverages)	2,546	53,924
Constellation Energy Group, Inc. (Electric)	2,077	180,595
Convergys Corp. * (Commercial Services)	1,608	40,859
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	2,144	96,459
Corning, Inc. * (Telecommunications)	18,693	425,079
Costco Wholesale Corp. (Retail)	5,360	288,582
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,834	229,896
Coventry Health Care, Inc. * (Healthcare - Services)	1,876	105,150
CSX Corp. (Transportation)	5,092	203,935
Cummins, Inc. (Machinery-Diversified)	603	87,266
CVS Corp. (Retail)	17,888	610,696
D.R. Horton, Inc. (Home Builders)	3,216	70,753
Danaher Corp. (Miscellaneous Manufacturing)	2,814	201,060
Darden Restaurants, Inc. (Retail)	1,742	71,753
Dean Foods Co. * (Food)	1,541	72,026
Deere & Co. (Machinery-Diversified)	2,747	298,434
Dell, Inc. * (Computers)	27,068	628,248
Developers Diversified Realty Corp. (REIT)	1,541	96,929
Devon Energy Corp. (Oil & Gas)	5,293	366,381
Dillards, Inc. - Class A (Retail)	737	24,122
DIRECTV Group, Inc. * (Media)	9,246	213,305
Dollar General Corp. (Retail)	3,752	79,355
Dominion Resources, Inc. (Electric)	4,154	368,750
Dover Corp. (Miscellaneous Manufacturing)	2,412	117,730
Dow Jones & Co., Inc. (Media)	804	27,714
DTE Energy Co. (Electric)	2,144	102,698
Du Pont (Chemicals)	10,988	543,137
Duke Energy Corp. (Electric)	14,874	301,793
Dynegy, Inc. - Class A * (Pipelines)	4,422	40,948
E* TRADE Financial Corp.* (Diversified Financial Services)	5,159	109,474
Eastman Chemical Co. (Chemicals)	1,005	63,647
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,417	77,088
Eaton Corp. (Miscellaneous Manufacturing)	1,742	145,562
eBay, Inc. * (Internet)	13,333	441,989
Ecolab, Inc. (Chemicals)	2,144	92,192
Edison International (Electric)	3,886	190,919
El Paso Corp. (Pipelines)	8,375	121,186
Electronic Arts, Inc. * (Software)	3,752	188,951
Electronic Data Systems Corp. (Computers)	6,097	168,765

See accompanying notes to the Schedules of Portfolio Investments.

Eli Lilly & Co. (Pharmaceuticals)	11,792	633,348
Embarq Corp. (Telecommunications)	1,809	101,937
EMC Corp. * (Computers)	25,393	351,693
Emerson Electric Co. (Electrical Components & Equipment)	9,581	412,846
Ensco International, Inc. (Oil & Gas)	1,809	98,410
Entergy Corp. (Electric)	2,345	246,037
EOG Resources, Inc. (Oil & Gas)	2,948	210,310
Equifax, Inc. (Commercial Services)	1,474	53,727
Equity Residential Properties Trust (REIT)	3,551	171,265
Exelon Corp. (Electric)	7,906	543,220
Express Scripts, Inc. * (Pharmaceuticals)	1,608	129,798
Exxon Mobil Corp. (Oil & Gas)	68,541	5,171,417
Family Dollar Stores, Inc. (Retail)	1,809	53,583
Fannie Mae (Diversified Financial Services)	11,457	625,323
Federated Department Stores, Inc. (Retail)	6,231	280,707
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,072	39,364
FedEx Corp. (Transportation)	3,685	395,879
Fidelity National Information Services, Inc. (Software)	1,943	88,329
Fifth Third Bancorp (Banks)	6,566	254,039
First Data Corp. (Software)	8,978	241,508
First Horizon National Corp. (Banks)	1,474	61,215
FirstEnergy Corp. (Electric)	3,819	252,971
Fiserv, Inc. * (Software)	2,010	106,651
Fluor Corp. (Engineering & Construction)	1,072	96,180
Ford Motor Co. (Auto Manufacturers)	22,445	177,091
Forest Laboratories, Inc. * (Pharmaceuticals)	3,819	196,449
Fortune Brands, Inc. (Household Products/Wares)	1,809	142,585
FPL Group, Inc. (Electric)	4,824	295,084
Franklin Resources, Inc. (Diversified Financial Services)	2,010	242,868
Freddie Mac (Diversified Financial Services)	8,308	494,243
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,819	252,780
Gannett Co., Inc. (Media)	2,814	158,400
General Dynamics Corp. (Aerospace/Defense)	4,891	373,672
General Electric Co. (Miscellaneous Manufacturing)	122,409	4,328,381
General Mills, Inc. (Food)	4,087	237,945
General Motors Corp. (Auto Manufacturers)	6,968	213,500
Genuine Parts Co. (Distribution/Wholesale)	2,010	98,490
Genworth Financial, Inc. - Class A (Diversified Financial Services)	5,226	182,596
Genzyme Corp. * (Biotechnology)	3,149	189,003
Gilead Sciences, Inc. * (Pharmaceuticals)	5,494	420,291

See accompanying notes to the Schedules of Portfolio Investments.

Goodrich Corp. (Aerospace/Defense)	1,474	75,882
Google, Inc. - Class A * (Internet)	2,613	1,197,172
H & R Block, Inc. (Commercial Services)	3,752	78,942
Halliburton Co. (Oil & Gas Services)	11,859	376,405
Harley-Davidson, Inc. (Leisure Time)	3,082	181,068
Harman International Industries, Inc. (Home Furnishings)	804	77,248
Harrah’s Entertainment, Inc. (Lodging)	2,211	186,719
Hartford Financial Services Group, Inc. (Insurance)	3,819	365,020
Hasbro, Inc. (Toys/Games/Hobbies)	1,943	55,609
Heinz (H.J.) Co. (Food)	3,819	179,951
Hercules, Inc. * (Chemicals)	1,407	27,493
Hess Corp. (Oil & Gas)	3,216	178,392
Hewlett-Packard Co. (Computers)	32,160	1,290,903
Hilton Hotels Corp. (Lodging)	4,623	166,243
Home Depot, Inc. (Retail)	24,522	900,938
Honeywell International, Inc. (Miscellaneous Manufacturing)	9,581	441,301
Hospira, Inc. * (Pharmaceuticals)	1,876	76,728
Host Marriott Corp. (REIT)	6,030	158,649
Hudson City Bancorp, Inc. (Savings & Loans)	5,896	80,657
Humana, Inc. * (Healthcare - Services)	2,010	116,620
Huntington Bancshares, Inc. (Banks)	2,814	61,486
IAC/InterActiveCorp * (Internet)	2,613	98,536
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,891	252,376
IMS Health, Inc. (Software)	2,345	69,553
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	3,685	159,818
Integrys Energy Group, Inc. (Electric)	871	48,349
Intel Corp. (Semiconductors)	69,412	1,327,851
International Business Machines Corp. (Computers)	18,090	1,705,164
International Flavors & Fragrances, Inc. (Chemicals)	938	44,292
International Game Technology (Entertainment)	4,020	162,328
International Paper Co. (Forest Products & Paper)	5,360	195,105
Interpublic Group of Cos., Inc. * (Advertising)	5,494	67,631
Intuit, Inc. * (Software)	4,020	109,987
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,211	133,368
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,680	220,189
J.P. Morgan Chase & Co. (Diversified Financial Services)	41,272	1,996,739
Jabil Circuit, Inc. (Electronics)	2,211	47,338
Janus Capital Group, Inc. (Diversified Financial Services)	2,211	46,232
JDS Uniphase Corp. * (Telecommunications)	2,546	38,776
Johnson & Johnson (Healthcare - Products)	34,773	2,095,421
Johnson Controls, Inc. (Auto Parts & Equipment)	2,345	221,884

See accompanying notes to the Schedules of Portfolio Investments.

Jones Apparel Group, Inc. (Apparel)	1,273	39,119
Juniper Networks, Inc. * (Telecommunications)	6,700	131,856
KB Home (Home Builders)	938	40,024
Kellogg Co. (Food)	2,948	151,616
KeyCorp (Banks)	4,690	175,734
KeySpan Corp. (Gas)	2,077	85,469
Kimberly-Clark Corp. (Household Products/Wares)	5,494	376,284
Kimco Realty Corp. (REIT)	2,680	130,623
Kinder Morgan, Inc. (Pipelines)	1,273	135,511
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,881	56,669
KLA -Tencor Corp. (Semiconductors)	2,412	128,608
Kohls Corp. * (Retail)	3,819	292,574
Kraft Foods, Inc. (Food)	1,943	61,515
Kroger Co. (Food)	8,442	238,487
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,474	128,931
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,474	107,057
Legg Mason, Inc. (Diversified Financial Services)	1,541	145,178
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,144	48,604
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	6,164	431,911
Lennar Corp. - Class A (Home Builders)	1,608	67,874
Lexmark International, Inc. - Class A * (Computers)	1,139	66,586
Limited, Inc. (Retail)	4,087	106,507
Lincoln National Corp. (Insurance)	3,283	222,555
Linear Technology Corp. (Semiconductors)	3,551	112,176
Liz Claiborne, Inc. (Apparel)	1,206	51,677
Lockheed Martin Corp. (Aerospace/Defense)	4,288	416,022
Loews Corp. (Insurance)	5,360	243,505
Lowe’s Cos., Inc. (Retail)	18,157	571,764
LSI Logic Corp. * (Semiconductors)	9,179	95,829
M&T Bank Corp. (Banks)	938	108,649
Manor Care, Inc. (Healthcare - Services)	871	47,348
Marathon Oil Corp. (Oil & Gas)	4,154	410,540
Marriott International, Inc. - Class A (Lodging)	3,953	193,539
Marsh & McLennan Cos., Inc. (Insurance)	6,566	192,318
Marshall & Ilsley Corp. (Banks)	3,015	139,625
Masco Corp. (Building Materials)	4,757	130,342
Mattel, Inc. (Toys/Games/Hobbies)	4,623	127,456
Maxim Integrated Products, Inc. (Semiconductors)	3,819	112,279
MBIA, Inc. (Insurance)	1,608	105,308
McCormick & Co., Inc. (Food)	1,541	59,359
McDonald’s Corp. (Retail)	14,472	651,964
McGraw-Hill Cos., Inc. (Media)	4,221	265,416
McKesson Corp. (Commercial Services)	3,551	207,876

See accompanying notes to the Schedules of Portfolio Investments.

MeadWestvaco Corp. (Forest Products & Paper)	2,144	66,121
Medco Health Solutions, Inc. * (Pharmaceuticals)	3,484	252,695
MedImmune, Inc. * (Biotechnology)	2,680	97,525
Medtronic, Inc. (Healthcare - Products)	13,869	680,413
Mellon Financial Corp. (Banks)	4,958	213,888
Merck & Co., Inc. (Pharmaceuticals)	25,996	1,148,243
Meredith Corp. (Media)	469	26,916
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,452	853,615
MetLife, Inc. (Insurance)	8,978	566,960
MGIC Investment Corp. (Insurance)	938	55,267
Micron Technology, Inc. * (Semiconductors)	9,045	109,264
Microsoft Corp. (Software)	103,716	2,890,566
Millipore Corp. * (Biotechnology)	670	48,555
Molex, Inc. (Electrical Components & Equipment)	1,742	49,124
Molson Coors Brewing Co. - Class B (Beverages)	536	50,716
Monsanto Co. (Agriculture)	6,499	357,185
Monster Worldwide, Inc. * (Internet)	1,541	72,997
Moody’s Corp. (Commercial Services)	2,680	166,321
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,596	992,061
Motorola, Inc. (Telecommunications)	28,743	507,889
Murphy Oil Corp. (Oil & Gas)	2,211	118,067
Mylan Laboratories, Inc. (Pharmaceuticals)	2,881	60,904
Nabors Industries, Ltd. * ADR (Oil & Gas)	3,350	99,395
National City Corp. (Banks)	7,035	262,054
National Semiconductor Corp. (Semiconductors)	3,417	82,486
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,144	166,782
NCR Corp. * (Computers)	2,144	102,419
Network Appliance, Inc. * (Computers)	4,422	161,491
Newell Rubbermaid, Inc. (Housewares)	3,350	104,152
Newmont Mining Corp. (Mining)	5,293	222,253
News Corp. - Class A (Media)	28,207	652,146
NICOR, Inc. (Gas)	536	25,953
NIKE, Inc. - Class B (Apparel)	2,278	242,060
NiSource, Inc. (Electric)	3,216	78,599
Noble Corp. ADR (Oil & Gas)	1,608	126,517
Nordstrom, Inc. (Retail)	2,747	145,426
Norfolk Southern Corp. (Transportation)	4,690	237,314
Northern Trust Corp. (Banks)	2,278	136,999
Northrop Grumman Corp. (Aerospace/Defense)	4,154	308,310
Novell, Inc. * (Software)	4,020	29,024
Novellus Systems, Inc. * (Semiconductors)	1,474	47,197
Nucor Corp. (Iron/Steel)	3,618	235,641
NVIDIA Corp. * (Semiconductors)	4,288	123,409
Occidental Petroleum Corp. (Oil & Gas)	10,117	498,869

See accompanying notes to the Schedules of Portfolio Investments.

Office Depot, Inc. * (Retail)	3,283	115,365
OfficeMax, Inc. (Retail)	871	45,937
Omnicom Group, Inc. (Advertising)	2,010	205,784
Oracle Corp. * (Software)	48,240	874,592
PACCAR, Inc. (Auto Manufacturers)	2,948	216,383
Pactiv Corp. * (Packaging & Containers)	1,541	51,993
Pall Corp. (Miscellaneous Manufacturing)	1,474	56,012
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,407	121,438
Patterson Cos., Inc. * (Healthcare - Products)	1,675	59,446
Paychex, Inc. (Commercial Services)	4,020	152,237
Peabody Energy Corp. (Coal)	3,149	126,715
PepsiCo, Inc. (Beverages)	19,497	1,239,230
PerkinElmer, Inc. (Electronics)	1,474	35,700
Pfizer, Inc. (Pharmaceuticals)	84,487	2,134,143
PG&E Corp. (Electric)	4,154	200,514
Pinnacle West Capital Corp. (Electric)	1,206	58,190
Pitney Bowes, Inc. (Office/Business Equipment)	2,613	118,604
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,144	84,516
PMC-Sierra, Inc. * (Semiconductors)	2,546	17,847
PNC Financial Services Group (Banks)	4,087	294,141
Polo Ralph Lauren Corp. (Apparel)	737	64,967
PPG Industries, Inc. (Chemicals)	1,943	136,612
PPL Corp. (Electric)	4,556	186,340
Praxair, Inc. (Chemicals)	3,819	240,444
Principal Financial Group, Inc. (Insurance)	3,149	188,531
Procter & Gamble Co. (Cosmetics/Personal Care)	37,453	2,365,531
Progress Energy, Inc. (Electric)	3,015	152,077
Progressive Corp. (Insurance)	9,045	197,362
Prologis (REIT)	3,015	195,764
Prudential Financial, Inc. (Insurance)	5,561	501,936
Public Service Enterprise Group, Inc. (Electric)	2,948	244,802
Public Storage, Inc. (REIT)	1,474	139,544
Pulte Homes, Inc. (Home Builders)	2,546	67,367
QLogic Corp. * (Semiconductors)	1,876	31,892
Qualcomm, Inc. (Telecommunications)	19,631	837,458
Quest Diagnostics, Inc. (Healthcare - Services)	1,876	93,556
Questar Corp. (Pipelines)	1,005	89,656
Qwest Communications International, Inc. * (Telecommunications)	18,626	167,448
R.R. Donnelley & Sons Co. (Commercial Services)	2,546	93,158
RadioShack Corp. (Retail)	1,608	43,464
Raytheon Co. (Aerospace/Defense)	5,293	277,671
Realogy Corp. * (Real Estate)	2,613	77,371
Regions Financial Corp. (Banks)	8,777	310,442
Reynolds American, Inc. (Agriculture)	2,010	125,444
Robert Half International, Inc. (Commercial Services)	2,010	74,390
Rockwell Collins, Inc. (Aerospace/Defense)	2,010	134,529

See accompanying notes to the Schedules of Portfolio Investments.

Rockwell International Corp. (Machinery-Diversified)	2,010	120,339
Rohm & Haas Co. (Chemicals)	1,675	86,631
Rowan Cos., Inc. (Oil & Gas)	1,340	43,510
Ryder System, Inc. (Transportation)	737	36,364
SAFECO Corp. (Insurance)	1,273	84,565
Safeway, Inc. (Food)	5,226	191,481
SanDisk Corp. * (Computers)	2,747	120,319
Sanmina-SCI Corp. * (Electronics)	6,365	23,041
Sara Lee Corp. (Food)	8,710	147,373
Schering-Plough Corp. (Pharmaceuticals)	17,889	456,348
Schlumberger, Ltd. ADR (Oil & Gas Services)	14,204	981,496
Schwab (Diversified Financial Services)	12,328	225,479
Sealed Air Corp. (Packaging & Containers)	1,876	59,282
Sears Holdings Corp. * (Retail)	1,005	181,061
Sempra Energy (Gas)	3,149	192,120
Sherwin-Williams Co. (Chemicals)	1,340	88,494
Sigma-Aldrich Corp. (Chemicals)	1,608	66,764
Simon Property Group, Inc. (REIT)	2,613	290,695
SLM Corp. (Diversified Financial Services)	4,891	200,042
Smith International, Inc. (Oil & Gas Services)	2,412	115,897
Snap-on, Inc. (Hand/Machine Tools)	737	35,450
Solectron Corp. * (Electronics)	10,988	34,612
Southern Co. (Electric)	8,911	326,588
Southwest Airlines Co. (Airlines)	9,447	138,871
Sovereign Bancorp, Inc. (Savings & Loans)	4,355	110,791
Spectra Energy Corp. (Pipelines)	7,571	198,890
Sprint Corp. (Telecommunications)	35,242	668,188
St. Jude Medical, Inc. * (Healthcare - Products)	4,221	158,752
Staples, Inc. (Retail)	8,509	219,873
Starbucks Corp. * (Retail)	8,911	279,449
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,546	165,108
State Street Corp. (Banks)	3,953	255,957
Stryker Corp. (Healthcare - Products)	3,551	235,502
Sun Microsystems, Inc. * (Computers)	43,751	262,944
Sunoco, Inc. (Oil & Gas)	1,474	103,829
SunTrust Banks, Inc. (Banks)	4,221	350,512
SuperValu, Inc. (Food)	2,479	96,855
Symantec Corp. * (Internet)	11,055	191,252
Synovus Financial Corp. (Banks)	3,886	125,673
Sysco Corp. (Food)	7,303	247,060
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,149	148,601
Target Corp. (Retail)	10,251	607,474
TECO Energy, Inc. (Electric)	2,479	42,664
Tektronix, Inc. (Electronics)	938	26,414
Tellabs, Inc. * (Telecommunications)	5,226	51,737
Temple-Inland, Inc. (Forest Products & Paper)	1,273	76,049
Tenet Healthcare Corp. * (Healthcare - Services)	5,628	36,188
Teradyne, Inc. * (Semiconductors)	2,211	36,570

See accompanying notes to the Schedules of Portfolio Investments.

Terex Corp. * (Machinery - Construction & Mining)	1,206	86,543
Texas Instruments, Inc. (Semiconductors)	17,353	522,325
Textron, Inc. (Miscellaneous Manufacturing)	1,474	132,365
The AES Corp. * (Electric)	7,906	170,137
The Dow Chemical Co. (Chemicals)	10,854	497,764
The E.W. Scripps Co. - Class A (Media)	1,005	44,903
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,407	68,732
The Gap, Inc. (Retail)	6,298	108,389
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,891	1,010,627
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,144	66,871
The Hershey Co. (Food)	2,077	113,529
The New York Times Co. - Class A (Media)	1,742	40,954
The Pepsi Bottling Group, Inc. (Beverages)	1,541	49,142
The Stanley Works (Hand/Machine Tools)	1,005	55,637
The Travelers Companies, Inc. (Insurance)	8,040	416,231
Thermo Electron Corp. * (Electronics)	5,025	234,919
Tiffany & Co. (Retail)	1,608	73,132
Time Warner, Inc. (Media)	45,761	902,407
TJX Cos., Inc. (Retail)	5,427	146,312
Torchmark Corp. (Insurance)	1,139	74,707
Transocean Sedco Forex, Inc. * ADR (Oil & Gas)	3,484	284,643
Tribune Co. (Media)	2,144	68,844
TXU Corp. (Electric)	5,494	352,165
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	23,718	748,303
Tyson Foods, Inc. - Class A (Food)	2,948	57,221
U.S. Bancorp (Banks)	21,038	735,699
Union Pacific Corp. (Transportation)	3,216	326,585
Unisys Corp. * (Computers)	4,087	34,453
United Parcel Service, Inc. - Class B (Transportation)	12,931	906,462
United States Steel Corp. (Iron/Steel)	1,407	139,532
United Technologies Corp. (Aerospace/Defense)	11,993	779,545
UnitedHealth Group, Inc. (Healthcare - Services)	16,013	848,208
UnumProvident Corp. (Insurance)	4,020	92,581
UST, Inc. (Agriculture)	1,876	108,770
V. F. Corp. (Apparel)	1,072	88,569
Valero Energy Corp. (Oil & Gas)	7,303	470,970
Varian Medical Systems, Inc. * (Healthcare - Products)	1,541	73,490
VeriSign, Inc. * (Internet)	2,948	74,054
Verizon Communications, Inc. (Telecommunications)	34,773	1,318,592
Viacom, Inc. - Class B * (Media)	8,241	338,788
Vornado Realty Trust (REIT)	1,541	183,903
Vulcan Materials Co. (Building Materials)	1,139	132,670

See accompanying notes to the Schedules of Portfolio Investments.

W.W. Grainger, Inc. (Distribution/Wholesale)	871	67,276
Wachovia Corp. (Banks)	22,512	1,239,286
Wal-Mart Stores, Inc. (Retail)	29,279	1,374,648
Walgreen Co. (Retail)	11,725	538,060
Walt Disney Co. (Media)	24,522	844,292
Washington Mutual, Inc. (Savings & Loans)	10,586	427,463
Waste Management, Inc. (Environmental Control)	6,365	219,020
Waters Corp. * (Electronics)	1,206	69,948
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,206	31,875
Weatherford International, Ltd. * ADR (Oil & Gas Services)	4,020	181,302
WellPoint, Inc. * (Healthcare - Services)	7,303	592,273
Wells Fargo & Co. (Banks)	39,932	1,374,858
Wendy’s International, Inc. (Retail)	1,139	35,651
Western Union Co. (Commercial Services)	9,045	198,538
Weyerhaeuser Co. (Forest Products & Paper)	2,479	185,280
Whirlpool Corp. (Home Furnishings)	938	79,646
Whole Foods Market, Inc. (Food)	1,675	75,124
Williams Cos., Inc. (Pipelines)	7,169	204,030
Windstream Corp. (Telecommunications)	5,695	83,660
Wrigley (Wm.) Jr. Co. (Food)	2,613	133,080
Wyeth (Pharmaceuticals)	16,281	814,538
Wyndham Worldwide Corp. * (Lodging)	2,211	75,506
Xcel Energy, Inc. (Electric)	4,824	119,105
Xerox Corp. * (Office/Business Equipment)	11,323	191,246
Xilinx, Inc. (Semiconductors)	3,953	101,711
XL Capital, Ltd. - Class A (Insurance)	2,144	149,994
XTO Energy, Inc. (Oil & Gas)	4,422	242,370
Yahoo!, Inc. * (Internet)	14,539	454,925
YUM! Brands, Inc. (Retail)	3,149	181,886
Zimmer Holdings, Inc. * (Healthcare - Products)	2,814	240,344
Zions Bancorp (Banks)	1,273	107,594

TOTAL COMMON STOCKS
(Cost $97,015,583)		151,698,918

	Principal
	Amount

Repurchase Agreements (1.2%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $1,905,810 (Collateralized by $1,923,000 Federal National Mortgage Association, 5.50%, 1/15/08, market value $1,943,480)	$1,905,000	1,905,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,905,000)		1,905,000

TOTAL INVESTMENT SECURITIES
(Cost $98,920,583) - 99.4% of net assets		$153,603,918

Percentages indicated are based on net assets of $ 154,464,805.

*	Non-income producing security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased		Unrealized
	Contracts	Appreciation (Depreciation)

S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $12,519,500)	35	$190,843

Futures Contracts Sold

E-Mini S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $10,728,750)	150	10,180

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.2%
Aerospace/Defense	2.2%
Agriculture	2.0%
Airlines	0.1%
Apparel	0.5%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	6.4%
Beverages	2.0%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.4%
Coal	0.1%
Commercial Services	0.7%
Computers	4.0%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.2%
Electric	3.4%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.5%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.0%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.7%
Internet	1.7%
Iron/Steel	0.3%
Leisure Time	0.3%
Lodging	0.5%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	3.3%
Mining	0.5%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.2%
Oil & Gas	7.9%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	5.7%
Pipelines	0.5%
Real Estate	0.1%
Real Estate Investment Trust	1.2%
Retail	5.8%
Savings & Loans	0.4%
Semiconductors	2.4%
Software	3.6%
Telecommunications	6.3%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Other**	1.2%

**	Includes any non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (88.2%)
3Com Corp. * (Telecommunications)	31,562	$123,407
AAR Corp. * (Aerospace/Defense)	3,670	101,145
Aaron Rents, Inc. (Commercial Services)	4,037	106,738
ABM Industries, Inc. (Commercial Services)	5,505	145,277
Acadia Realty Trust (REIT)	6,606	172,218
Acco Brands Corp. * (Household Products/Wares)	4,404	106,092
Accredited Home Lenders * (Diversified Financial Services)	1,468	13,608
Actel Corp. * (Semiconductors)	5,505	90,943
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,202	111,774
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,670	199,794
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	2,569	86,395
Administaff, Inc. (Commercial Services)	2,202	77,510
Adolor Corp. * (Pharmaceuticals)	4,404	38,535
ADTRAN, Inc. (Telecommunications)	5,505	134,047
Advance America Cash Advance Centers, Inc. (Commercial Services)	6,606	101,666
Advanta Corp. - Class B (Diversified Financial Services)	2,569	112,625
Advent Software, Inc. * (Software)	2,202	76,784
Advisory Board Co. * (Commercial Services)	2,202	111,465
Aeroflex, Inc. * (Telecommunications)	8,074	106,173
Aeropostale, Inc. * (Retail)	4,404	177,173
Affordable Residential Communities * (REIT)	7,707	93,486
Affymetrix, Inc. * (Biotechnology)	5,505	165,534
Aftermarket Technology Corp. * (Auto Parts & Equipment)	3,303	80,197
Agile Software Corp. * (Internet)	11,377	79,070
Agilysys, Inc. (Computers)	4,037	90,711
Agree Realty Corp. (REIT)	4,771	162,882
AirTran Holdings, Inc. * (Airlines)	7,707	79,151
AK Steel Holding Corp. * (Iron/Steel)	8,808	206,020
Alaska Air Group, Inc. * (Airlines)	2,936	111,862
Alaska Communications Systems Group, Inc. (Telecommunications)	8,074	119,092
Albany International Corp. - Class A (Machinery-Diversified)	2,569	92,330

See accompanying notes to the Schedules of Portfolio Investments.

Alexion Pharmaceuticals, Inc. * (Biotechnology)	2,936	126,953
Alkermes, Inc. * (Pharmaceuticals)	7,340	113,330
Allscripts Healthcare Solutions, Inc. * (Software)	4,771	127,911
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	4,404	79,272
Alpha Natural Resources, Inc. * (Coal)	4,771	74,570
Alpharma, Inc. - Class A (Pharmaceuticals)	3,670	88,374
AMERCO * (Trucking & Leasing)	1,101	77,059
America’s Car-Mart, Inc. * (Retail)	4,037	53,934
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	5,138	140,524
American Campus Communities, Inc. (REIT)	5,138	155,630
American Commercial Lines, Inc. * (Transportation)	5,138	161,590
American Financial Realty Trust (REIT)	12,478	125,778
American Greetings Corp. - Class A (Household Products/Wares)	4,404	102,217
American Home Mortgage Investment Corp. (REIT)	3,303	89,148
American Medical Systems Holdings, Inc. * (Healthcare - Products)	6,606	139,849
American Physicians Capital, Inc. * (Insurance)	3,303	132,384
American Reprographics Co. * (Software)	2,569	79,100
American States Water Co. (Water)	3,303	121,782
AMERIGROUP Corp. * (Healthcare - Services)	4,037	122,725
Amkor Technology, Inc. * (Semiconductors)	8,808	109,924
AMN Healthcare Services, Inc. * (Commercial Services)	4,037	91,317
AmSurg Corp. * (Healthcare - Services)	3,303	80,890
Anaren, Inc. * (Telecommunications)	3,670	64,629
Andrew Corp. * (Telecommunications)	12,845	136,029
Anixter International, Inc. * (Telecommunications)	2,569	169,400
ANSYS, Inc. * (Software)	2,569	130,428
Apogee Enterprises, Inc. (Building Materials)	5,505	110,320
Apollo Investment Corp. (Investment Companies)	8,074	172,783
Applebee’s International, Inc. (Retail)	6,973	172,791

See accompanying notes to the Schedules of Portfolio Investments.

Applera Corp. - Celera Genomics Group * (Biotechnology)	8,441	119,862
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,404	108,030
Applied Micro Circuits Corp. * (Semiconductors)	28,626	104,485
Apria Healthcare Group, Inc. * (Healthcare - Services)	4,404	142,029
aQuantive, Inc. * (Internet)	5,872	163,888
Aquila, Inc. * (Electric)	35,599	148,804
Arbitron, Inc. (Commercial Services)	2,569	120,615
Arch Chemicals, Inc. (Chemicals)	2,936	91,662
Arena Pharmaceuticals, Inc. * (Biotechnology)	5,872	63,770
Ares Capital Corp. (Investment Companies)	7,340	133,368
Ariba, Inc. * (Internet)	8,074	75,896
Arkansas Best Corp. (Transportation)	2,202	78,281
Array BioPharma, Inc. * (Pharmaceuticals)	8,441	107,201
Arris Group, Inc. * (Telecommunications)	8,808	124,017
ArthroCare Corp. * (Healthcare - Products)	2,569	92,587
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,239	113,862
Aspen Technology, Inc. * (Software)	5,505	71,565
Astec Industries, Inc. * (Machinery - Construction & Mining)	2,202	88,631
Atheros Communications * (Telecommunications)	4,404	105,388
Atlas America, Inc. * (Oil & Gas)	2,202	124,391
ATMI, Inc. * (Semiconductors)	4,037	123,411
ATP Oil & Gas Corp. * (Oil & Gas)	2,202	82,795
Atwood Oceanics, Inc. * (Oil & Gas)	2,202	129,235
Avid Technology, Inc. * (Software)	3,303	115,209
Avista Corp. (Electric)	5,872	142,279
Avocent Corp. * (Internet)	4,037	108,878
Axcelis Technologies, Inc. * (Semiconductors)	12,111	92,528
Baldor Electric Co. (Hand/Machine Tools)	3,670	138,506
Bally Technologies, Inc. * (Entertainment)	5,505	129,807
BE Aerospace, Inc. * (Aerospace/Defense)	6,239	197,777
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	4,404	71,257
BearingPoint, Inc. * (Commercial Services)	15,781	120,882
Belden, Inc. (Electrical Components & Equipment)	3,670	196,675

See accompanying notes to the Schedules of Portfolio Investments.

Belo Corp. - Class A (Media)	8,074	150,741
Benchmark Electronics, Inc. * (Electronics)	5,138	106,151
Berry Petroleum Co. - Class A (Oil & Gas)	2,936	90,018
Big 5 Sporting Goods Corp. (Retail)	3,670	95,126
Big Lots, Inc. * (Retail)	9,175	286,993
Bill Barrett Corp. * (Oil & Gas)	2,936	95,156
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	1,468	102,525
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	8,074	139,357
BioMed Realty Trust, Inc. (REIT)	5,138	135,129
Biosite Diagnostics, Inc. * (Healthcare - Products)	1,468	123,268
Black Hills Corp. (Electric)	3,670	134,946
Blackbaud, Inc. (Software)	4,771	116,508
Blackboard, Inc. * (Software)	2,936	98,738
Blockbuster, Inc. - Class A * (Retail)	19,084	122,901
Blue Nile, Inc. * (Internet)	2,202	89,533
Bob Evans Farms, Inc. (Retail)	4,037	149,167
Books-A-Million, Inc. (Retail)	4,037	57,487
Borders Group, Inc. (Retail)	5,505	112,412
Boston Private Financial Holdings, Inc. (Banks)	4,771	133,206
Bowater, Inc. (Forest Products & Paper)	4,404	104,903
Bowne & Co., Inc. (Commercial Services)	6,973	109,685
Brady Corp. - Class A (Electronics)	3,670	114,504
Briggs & Stratton Corp. (Machinery-Diversified)	4,037	124,541
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,936	110,834
Brightpoint, Inc. * (Distribution/Wholesale)	4,771	54,580
Bristow Group, Inc. * (Transportation)	2,569	93,640
Brocade Communications Systems, Inc. * (Computers)	34,498	328,420
Brookline Bancorp, Inc. (Savings & Loans)	11,377	144,147
Brooks Automation, Inc. * (Semiconductors)	7,707	132,175
Brown Shoe Co., Inc. (Retail)	2,936	123,312
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,569	132,303
Building Materials Holding Corp. (Distribution/Wholesale)	2,936	53,171
CACI International, Inc. - Class A * (Computers)	2,202	103,186
Calamos Asset Management, Inc. (Diversified Financial Services)	2,936	65,532
California Water Service Group (Water)	3,303	126,570

See accompanying notes to the Schedules of Portfolio Investments.

Callaway Golf Co. (Leisure Time)	7,707	121,462
Cambrex Corp. (Biotechnology)	4,037	99,310
Capital Bancorp Ltd. (Banks)	2,936	108,192
Capital Lease Funding, Inc. (REIT)	8,074	86,473
Capital Senior Living Corp. * (Healthcare - Services)	7,707	89,478
Carrizo Oil & Gas, Inc. * (Oil & Gas)	2,936	102,643
Carter’s, Inc. * (Apparel)	4,037	102,298
Casey’s General Stores, Inc. (Retail)	4,771	119,323
Cash America International, Inc. (Retail)	2,936	120,376
Catalina Marketing Corp. (Advertising)	4,037	127,489
Cathay Bancorp, Inc. (Banks)	5,138	174,589
Cavco Industries, Inc. * (Home Builders)	1,835	64,133
Cedar Shopping Centers, Inc. (REIT)	8,441	136,744
Celadon Group, Inc. * (Transportation)	3,303	55,160
Centene Corp. * (Healthcare - Services)	3,670	77,033
Center Financial Corp. (Banks)	5,138	101,578
Central European Distribution Corp. * (Distribution/Wholesale)	2,936	85,467
Central Garden & Pet Co. * (Household Products/Wares)	2,202	32,524
Central Pacific Financial Corp. (Banks)	4,404	161,054
Century Aluminum Co. * (Mining)	2,202	103,230
Cenveo, Inc. * (Commercial Services)	5,505	133,772
Cepheid, Inc. * (Healthcare - Products)	6,606	78,479
Ceradyne, Inc. * (Miscellaneous Manufacturing)	2,202	120,537
CF Industries Holdings, Inc. (Chemicals)	6,606	254,661
Champion Enterprises, Inc. * (Home Builders)	7,340	64,592
Chaparral Steel Co. (Iron/Steel)	1,835	106,742
Charming Shoppes, Inc. * (Retail)	9,909	128,322
Charter Communications, Inc. - Class A * (Media)	58,720	163,828
CharterMac (Diversified Financial Services)	6,973	134,928
Checkpoint Systems, Inc. * (Electronics)	4,037	95,515
Chemed Corp. (Commercial Services)	2,202	107,810
Chesapeake Corp. (Packaging & Containers)	5,505	83,126
Chittenden Corp. (Banks)	6,606	199,435
Christopher & Banks Corp. (Retail)	3,303	64,309
Cincinnati Bell, Inc. * (Telecommunications)	24,956	117,293
CIRCOR International, Inc. (Metal Fabricate/Hardware)	4,037	144,121

See accompanying notes to the Schedules of Portfolio Investments.

Cirrus Logic, Inc. * (Semiconductors)	9,542	73,092
CKE Restaurants, Inc. (Retail)	5,872	110,746
Clarcor, Inc. (Miscellaneous Manufacturing)	4,404	140,047
CLECO Corp. (Electric)	6,239	161,153
Cleveland-Cliffs, Inc. (Iron/Steel)	1,835	117,458
CMGI, Inc. * (Internet)	55,784	118,262
CNET Networks, Inc. * (Internet)	12,845	111,880
Coeurd’ Alene Mines Corp. * (Mining)	23,121	95,027
Cogent, Inc. * (Electronics)	4,037	54,298
Cognex Corp. (Machinery-Diversified)	4,404	95,435
Coherent, Inc. * (Electronics)	2,936	93,189
Coinmatch Service Corp. - Class A (Commercial Services)	8,808	93,453
Coinstar, Inc. * (Commercial Services)	3,303	103,384
Comfort Systems USA, Inc. (Building Materials)	5,138	61,553
Commscope, Inc. * (Telecommunications)	4,404	188,931
Community Bank System, Inc. (Banks)	6,606	138,198
Compass Minerals International, Inc. (Mining)	4,771	159,351
Comstock Resources, Inc. * (Oil & Gas)	3,670	100,485
Comtech Telecommunications Corp. * (Telecommunications)	2,202	85,283
Conexant Systems, Inc. * (Semiconductors)	40,737	67,216
Consolidated Communications Holdings, Inc. (Telecommunications)	4,771	94,895
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	6,973	127,536
Corinthian Colleges, Inc. * (Commercial Services)	8,074	111,018
Cornell Companies, Inc. * (Commercial Services)	5,138	103,890
Corus Bankshares, Inc. (Banks)	4,037	68,871
CoStar Group, Inc. * (Commercial Services)	1,835	81,988
Covad Communications Group, Inc. * (Internet)	27,892	35,423
Cox Radio, Inc. - Class A * (Media)	7,707	105,201
Cross Country Healthcare, Inc. * (Commercial Services)	4,771	86,975
Crosstex Energy, Inc. (Oil & Gas)	3,303	94,961
CSG Systems International, Inc. * (Software)	4,404	110,188
CT Communications, Inc. (Telecommunications)	4,771	114,981

See accompanying notes to the Schedules of Portfolio Investments.

CTS Corp. (Electronics)	6,239	86,223
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	5,138	113,396
Cumulus Media, Inc. - Class A * (Media)	7,707	72,292
Curtiss-Wright Corp. (Aerospace/Defense)	3,670	141,443
CV Therapeutics, Inc. * (Pharmaceuticals)	5,138	40,436
Cymer, Inc. * (Electronics)	3,303	137,240
Daktronics, Inc. (Electronics)	3,670	100,705
Delta & Pine Land Co. (Agriculture)	3,670	151,204
Delta Petroleum Corp. * (Oil & Gas)	5,505	126,395
Deluxe Corp. (Commercial Services)	5,138	172,277
DepoMed, Inc. * (Pharmaceuticals)	11,010	39,306
DeVry, Inc. (Commercial Services)	5,138	150,800
DiamondRock Hospitality Co. (REIT)	9,175	174,325
Digene Corp. * (Biotechnology)	1,835	77,822
Digital River, Inc. * (Internet)	2,936	162,214
Dime Community Bancshares, Inc. (Savings & Loans)	9,909	131,096
Diodes, Inc. * (Semiconductors)	2,202	76,740
Direct General Corp. (Insurance)	5,505	117,036
DJO, Inc. * (Healthcare - Products)	2,202	83,456
Dobson Communications Corp. - Class A * (Telecommunications)	13,212	113,491
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,569	131,122
Dover Downs Gaming & Entertainment, Inc. (Entertainment)	3,670	47,270
Dress Barn, Inc. * (Retail)	4,037	84,010
Drill-Quip, Inc. * (Oil & Gas Services)	2,202	95,303
DSW, Inc. - Class A * (Retail)	2,202	92,946
DTS, Inc. * (Home Furnishings)	4,037	97,817
Duquesne Light Holdings, Inc. (Electric)	8,441	167,047
Dycom Industries, Inc. * (Engineering & Construction)	4,037	105,204
EarthLink, Inc. * (Internet)	12,478	91,713
Eclipsys Corp. * (Software)	4,404	84,865
Education Realty Trust, Inc. (REIT)	6,606	97,637
eFunds Corp. * (Software)	4,404	117,411
EGL, Inc. * (Transportation)	2,936	116,354
El Paso Electric Co. * (Electric)	6,239	164,398
Electronics for Imaging, Inc. * (Computers)	5,138	120,486
EMCOR Group, Inc. * (Engineering & Construction)	2,569	151,520
Emmis Communications Corp. (Media)	4,037	34,072
Empire District Electric Co. (Electric)	7,340	182,032
EMS Technologies, Inc. * (Telecommunications)	4,037	77,793

See accompanying notes to the Schedules of Portfolio Investments.

Emulex Corp. * (Semiconductors)	6,973	127,536
Encore Acquisition Co. * (Oil & Gas)	4,771	115,410
Encore Wire Corp. (Electrical Components & Equipment)	2,202	55,755
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	3,303	115,407
Energy Partners, Ltd. * (Oil & Gas)	3,670	66,611
EnerSys * (Electrical Components & Equipment)	5,505	94,576
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	2,202	79,382
Entegris, Inc. * (Semiconductors)	13,212	141,368
Entravision Communications Corp. * (Media)	9,175	85,695
Enzo Biochem, Inc. * (Biotechnology)	4,771	71,947
Epicor Software Corp. * (Software)	6,606	91,889
Equinix, Inc. * (Internet)	2,202	188,556
Equity Inns, Inc. (REIT)	8,441	138,264
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,202	98,694
eSPEED, Inc. - Class A * (Diversified Financial Services)	9,542	90,649
Esterline Technologies Corp. * (Aerospace/Defense)	2,569	105,509
Ethan Allen Interiors, Inc. (Home Furnishings)	2,569	90,788
Euronet Worldwide, Inc. * (Commercial Services)	3,303	88,719
Evergreen Energy, Inc. * (Energy - Alternate Sources)	6,239	40,990
Evergreen Solar, Inc. * (Energy - Alternate Sources)	6,239	60,830
Exelixis, Inc. * (Biotechnology)	9,175	91,200
Extra Space Storage, Inc. (REIT)	6,973	132,069
F.N.B. Corp. (Banks)	10,643	179,335
FairPoint Communications, Inc. (Telecommunications)	5,505	105,751
Federal Signal Corp. (Miscellaneous Manufacturing)	5,505	85,438
FelCor Lodging Trust, Inc. (REIT)	6,973	181,089
FiberTower Corp. * (Telecommunications)	5,872	30,476
Fieldstone Investment Corp. (REIT)	9,175	28,167
Financial Federal Corp. (Diversified Financial Services)	3,303	86,935
Finisar Corp. * (Telecommunications)	20,919	73,217
First BanCorp. (Banks)	9,542	126,527
First Commonwealth Financial Corp. (Banks)	11,744	137,992
First Community Bancorp - Class A (Banks)	2,569	145,251
First Indiana Corp. (Banks)	5,872	128,303
First Midwest Bancorp, Inc. (Banks)	5,505	202,309

See accompanying notes to the Schedules of Portfolio Investments.

First Niagara Financial Group, Inc. (Savings & Loans)	11,377	158,254
First Potomac Realty Trust (REIT)	4,404	125,822
First Republic Bank (Banks)	2,936	157,663
First State Bancorporation (Banks)	6,239	140,689
Fleetwood Enterprises, Inc. * (Home Builders)	8,441	66,768
FLIR Systems, Inc. * (Electronics)	5,505	196,364
Florida East Coast Industries, Inc. (Transportation)	2,936	184,057
Flow International Corp. * (Machinery-Diversified)	5,138	55,182
Flowers Foods, Inc. (Food)	4,404	132,869
FormFactor, Inc. * (Semiconductors)	3,670	164,233
Forward Air Corp. (Transportation)	2,936	96,536
Fossil, Inc. * (Household Products/Wares)	4,771	126,288
Foundry Networks, Inc. * (Telecommunications)	11,744	159,366
FPIC Insurance Group, Inc. * (Insurance)	2,569	114,757
Franklin Bank Corp. Houston * (Savings & Loans)	6,239	111,491
Freightcar America, Inc. (Miscellaneous Manufacturing)	1,468	70,714
Fremont General Corp. (Banks)	5,505	38,150
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	12,111	66,853
FTI Consulting, Inc. * (Commercial Services)	3,670	123,275
FuelCell Energy, Inc. * (Energy - Alternate Sources)	6,973	54,808
Fuller (H.B.) Co. (Chemicals)	2,569	70,057
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	2,569	111,315
Gaylord Entertainment Co. * (Lodging)	3,303	174,629
Gemstar-TV Guide International, Inc. * (Media)	27,525	115,330
GenCorp, Inc. * (Aerospace/Defense)	5,872	81,268
General Cable Corp. * (Electrical Components & Equipment)	4,037	215,697
General Communication, Inc. - Class A * (Telecommunications)	8,074	113,036
Genesco, Inc. * (Retail)	2,202	91,449
Genesee & Wyoming, Inc. - Class A * (Transportation)	3,303	87,893
Genesis Healthcare Corp. * (Healthcare - Services)	1,835	115,807
Gevity HR, Inc. (Commercial Services)	2,936	57,957
Giant Industries, Inc. * (Oil & Gas)	1,468	111,054

See accompanying notes to the Schedules of Portfolio Investments.

Gibraltar Industries, Inc. (Iron/Steel)	2,936	66,412
GMH Communities Trust (REIT)	7,340	73,327
Graftech International, Ltd. * (Electrical Components & Equipment)	11,377	103,303
Granite Construction, Inc. (Engineering & Construction)	2,936	162,243
Great Wolf Resorts, Inc. * (Entertainment)	6,239	82,542
Greater Bay Bancorp (Banks)	5,872	157,898
Green Mountain Coffee Roasters, Inc. * (Beverages)	2,202	138,836
Greenhill & Co., Inc. (Diversified Financial Services)	1,468	90,121
Greif Brothers Corp. - Class A (Packaging & Containers)	1,468	163,109
Grey Wolf, Inc. * (Oil & Gas)	16,148	108,192
Group 1 Automotive, Inc. (Retail)	1,835	72,978
GSI Commerce, Inc. * (Internet)	5,138	116,067
GUESS?, Inc. (Apparel)	3,670	148,598
Guitar Center, Inc. * (Retail)	2,202	99,354
Gulf Island Fabrication, Inc. (Oil & Gas Services)	5,138	137,390
Haemonetics Corp. * (Healthcare - Products)	2,202	102,944
Hancock Holding Co. (Banks)	2,936	129,125
Hanmi Financial Corp. (Banks)	6,606	125,910
Hanover Compressor Co. * (Oil & Gas Services)	8,074	179,648
Haverty Furniture Cos., Inc. (Retail)	5,505	77,070
Headwaters, Inc. * (Energy - Alternate Sources)	3,670	80,190
Healthcare Realty Trust, Inc. (REIT)	4,404	164,269
Healthcare Services Group, Inc. (Commercial Services)	5,138	147,204
HealthExtras, Inc. * (Pharmaceuticals)	2,569	73,936
Healthways, Inc. * (Healthcare - Services)	2,936	137,258
Heartland Express, Inc. (Transportation)	5,872	93,247
HEICO Corp. (Aerospace/Defense)	3,303	120,526
Heidrick & Struggles International, Inc. * (Commercial Services)	2,569	124,468
Hercules, Inc. * (Chemicals)	9,542	186,451
Herman Miller, Inc. (Office Furnishings)	5,505	184,362
Hexcel Corp. * (Aerospace/Defense Equipment)	8,074	160,269
Hibbett Sports, Inc. * (Retail)	3,670	104,925
Highland Hospitality Corp. (REIT)	9,175	163,315
Hologic, Inc. * (Healthcare - Products)	3,303	190,384
HomeBanc Corp. (REIT)	15,047	52,514
Horace Mann Educators Corp. (Insurance)	7,340	150,837

See accompanying notes to the Schedules of Portfolio Investments.

Horizon Health Corp. * (Healthcare - Services)	3,670	71,749
Houston Exploration Co. * (Oil & Gas)	2,202	118,798
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	4,037	101,571
Hub Group, Inc. - Class A * (Transportation)	4,404	127,672
Human Genome Sciences, Inc. * (Biotechnology)	11,377	120,824
Huron Consulting Group, Inc. * (Commercial Services)	2,202	133,970
Hutchinson Technology, Inc. * (Computers)	2,936	68,556
Hydril * (Oil & Gas Services)	1,468	141,280
Hyperion Solutions Corp. * (Software)	4,771	247,280
Iconix Brand Group, Inc. * (Apparel)	4,404	89,842
ICU Medical, Inc. * (Healthcare - Products)	1,835	71,932
IDACORP, Inc. (Electric)	4,404	149,031
IDT Corp. - Class B (Telecommunications)	5,872	66,647
IKON Office Solutions, Inc. (Office/Business Equipment)	8,808	126,571
Illumina, Inc. * (Biotechnology)	3,670	107,531
Imation Corp. (Computers)	2,936	118,556
Immucor, Inc. * (Healthcare - Products)	5,872	172,813
IMPAC Mortgage Holdings, Inc. (REIT)	7,340	36,700
Informatica Corp. * (Software)	7,340	98,576
Infospace, Inc. * (Internet)	2,936	75,367
InnKeepers USA Trust (REIT)	6,973	113,520
Input/Output, Inc. * (Oil & Gas Services)	7,340	101,145
Insight Enterprises, Inc. * (Retail)	5,138	92,381
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	3,303	68,669
Interdigital Communications Corp. * (Telecommunications)	4,404	139,475
Interline Brands, Inc. * (Building Materials)	3,303	72,402
Intermec, Inc. * (Machinery-Diversified)	4,037	90,187
International Coal Group, Inc. * (Coal)	11,010	57,803
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	3,303	161,185
Intervest Bancshares Corp. * (Banks)	2,569	73,730
Invacare Corp. (Healthcare - Products)	3,303	57,604
inVentiv Health, Inc. * (Advertising)	2,936	112,419

See accompanying notes to the Schedules of Portfolio Investments.

Inverness Medical Innovations, Inc. * (Healthcare - Products)	2,936	128,538
Iowa Telecommunications Services, Inc. (Telecommunications)	6,239	124,780
iPCS, Inc. * (Telecommunications)	1,835	89,897
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	10,276	95,259
Itron, Inc. * (Electronics)	1,835	119,348
j2 Global Communications, Inc. * (Internet)	4,037	111,906
Jack Henry & Associates, Inc. (Computers)	6,973	167,701
Jack in the Box, Inc. * (Retail)	3,303	228,336
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,303	106,291
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	3,670	87,713
Jer Investors Trust, Inc. (REIT)	6,606	125,646
JetBlue Airways Corp. * (Airlines)	13,212	152,069
Journal Communications, Inc. - Class A (Media)	8,441	110,662
K-V Pharmaceutical Co. * (Pharmaceuticals)	4,404	108,911
K2, Inc. * (Leisure Time)	7,707	93,178
Kadant, Inc. * (Machinery-Diversified)	3,670	93,071
Kaman Corp. (Aerospace/Defense)	4,037	94,102
KEMET Corp. * (Electronics)	8,808	67,381
Kensey Nash Corp. * (Healthcare - Products)	2,569	78,355
Keryx Biopharmaceuticals, Inc. * (Biotechnology)	5,505	57,913
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	2,202	74,207
Kimball International, Inc. - Class B (Home Furnishings)	6,239	120,288
Kindred Healthcare, Inc. * (Healthcare - Services)	2,936	96,242
KKR Financial Corp. (REIT)	6,239	171,136
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	8,808	139,519
Knight Transportation, Inc. (Transportation)	5,505	98,099
Komag, Inc. * (Computers)	2,569	84,083
Korn/Ferry International * (Commercial Services)	4,771	109,447
Kronos, Inc. * (Computers)	2,569	137,442
Kyphon, Inc. * (Healthcare - Products)	3,670	165,664
Labor Ready, Inc. * (Commercial Services)	4,771	90,601
LaBranche & Co., Inc. * (Diversified Financial Services)	5,505	44,921
Laclede Group, Inc. (Gas)	5,138	159,689

See accompanying notes to the Schedules of Portfolio Investments.

Lance, Inc. (Food)	4,037	81,709
Landauer, Inc. (Commercial Services)	2,202	111,157
Lattice Semiconductor Corp. * (Semiconductors)	12,845	75,143
Lawson Software, Inc. * (Software)	12,478	100,947
LCA-Vision, Inc. (Healthcare - Products)	1,835	75,584
Lear Corp. * (Auto Parts & Equipment)	5,505	200,988
Lee Enterprises, Inc. (Media)	4,771	143,369
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,936	150,940
Lifecell Corp. * (Biotechnology)	3,303	82,476
Lightbridge, Inc. * (Telecommunications)	4,771	83,826
Lindsay Manufacturing Co. (Machinery-Diversified)	2,936	93,335
Littelfuse, Inc. * (Electrical Components & Equipment)	2,569	104,301
Live Nation, Inc. * (Commercial Services)	5,505	121,440
LKQ Corp. * (Distribution/Wholesale)	4,771	104,294
Lodgian, Inc. * (Lodging)	5,505	73,547
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,569	169,631
Longs Drug Stores Corp. (Retail)	2,569	132,663
Longview Fibre Co. (Forest Products & Paper)	5,138	126,549
LTC Properties, Inc. (REIT)	6,606	171,161
Lufkin Industries, Inc. (Oil & Gas Services)	1,468	82,472
Luminent Mortgage Capital, Inc. (REIT)	9,175	82,025
Luminex Corp. * (Healthcare - Products)	4,771	65,458
Macrovision Corp. * (Entertainment)	4,771	119,514
Magellan Health Services, Inc. * (Healthcare - Services)	2,936	123,312
Maguire Properties, Inc. (REIT)	3,670	130,505
Manhattan Associates, Inc. * (Computers)	4,404	120,802
Mariner Energy, Inc. * (Oil & Gas)	6,239	119,352
Martek Biosciences Corp. * (Biotechnology)	2,936	60,540
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	4,404	122,211
MasTec, Inc. * (Telecommunications)	4,771	52,529
Mattson Technology, Inc. * (Semiconductors)	7,340	66,794
Maxwell Technologies, Inc. * (Computers)	3,670	45,948
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	3,670	98,393

See accompanying notes to the Schedules of Portfolio Investments.

MCG Capital Corp. (Investment Companies)	6,606	123,929
McMoRan Exploration Co. * (Oil & Gas)	4,037	55,347
Meadowbrook Insurance Group, Inc. * (Insurance)	10,276	112,933
Medarex, Inc. * (Pharmaceuticals)	11,377	147,218
Media General, Inc. - Class A (Media)	2,569	98,033
Medical Action Industries, Inc. * (Healthcare - Products)	4,771	114,027
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	4,404	135,731
Mentor Corp. (Healthcare - Products)	2,936	135,056
Mentor Graphics Corp. * (Computers)	7,340	119,936
Meridian Bioscience, Inc. (Healthcare - Products)	2,936	81,503
Merit Medical Systems, Inc. * (Healthcare - Products)	5,505	69,088
Meritage Homes Corp. * (Home Builders)	1,835	58,940
Metal Management, Inc. (Environmental Control)	2,569	118,688
MGI Pharma, Inc. * (Pharmaceuticals)	6,606	148,437
Micrel, Inc. * (Semiconductors)	8,074	88,975
Micros Systems, Inc. * (Computers)	3,303	178,329
Microsemi Corp. * (Semiconductors)	5,872	122,196
MicroStrategy, Inc. - Class A * (Software)	734	92,770
MKS Instruments, Inc. * (Semiconductors)	4,037	103,024
Mobile Mini, Inc. * (Storage/Warehousing)	3,670	98,283
Modine Manufacturing Co. (Auto Parts & Equipment)	3,670	84,043
Moog, Inc. - Class A * (Aerospace/Defense)	3,303	137,570
Movado Group, Inc. (Retail)	3,670	108,082
MPS Group, Inc. * (Commercial Services)	8,808	124,633
MTS Systems Corp. (Computers)	2,202	85,526
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,303	99,420
Myriad Genetics, Inc. * (Biotechnology)	4,037	139,115
Nara Bancorp, Inc. (Banks)	5,872	102,819
NATCO Group, Inc. - Class A * (Oil & Gas Services)	2,202	75,132
National Financial Partners (Diversified Financial Services)	3,303	154,943
Navigant Consulting Co. * (Commercial Services)	4,037	79,771
Navistar International Corp. * (Auto Manufacturers)	5,138	235,064

See accompanying notes to the Schedules of Portfolio Investments.

NBTY, Inc. * (Pharmaceuticals)	4,404	233,589
NCI Building Systems, Inc. * (Building Materials)	1,835	87,603
Nektar Therapeutics * (Biotechnology)	7,340	95,860
NetBank, Inc. (Internet)	14,313	31,632
Netflix, Inc. * (Internet)	3,670	85,107
NETGEAR, Inc. * (Telecommunications)	3,303	94,235
NewAlliance Bancshares, Inc. (Savings & Loans)	12,111	196,319
Newcastle Investment Corp. (REIT)	4,404	122,123
NewMarket Corp. (Chemicals)	1,835	74,629
Newport Corp. * (Telecommunications)	5,138	84,109
Nordson Corp. (Machinery-Diversified)	2,569	119,356
NorthStar Realty Finance Corp. (REIT)	8,074	122,806
NorthWestern Corp. (Electric)	4,037	143,031
Novastar Financial, Inc. (REIT)	2,936	14,680
Nu Skin Enterprises, Inc. (Retail)	6,606	109,131
Nuance Communications, Inc. * (Software)	10,276	157,326
NuCo2, Inc. * (Distribution/Wholesale)	3,303	83,302
NuVasive, Inc. * (Healthcare - Products)	4,404	104,595
Nuvelo, Inc. * (Pharmaceuticals)	5,505	20,258
O’Charley’s, Inc. * (Retail)	6,239	120,350
Odyssey Healthcare, Inc. * (Healthcare - Services)	4,404	57,825
Ohio Casualty Corp. (Insurance)	5,872	175,867
Oil States International, Inc. * (Oil & Gas Services)	3,670	117,770
Old Dominion Freight Line, Inc. * (Transportation)	2,569	74,013
Old National Bancorp (Banks)	9,175	166,802
Olin Corp. (Chemicals)	6,239	105,689
OM Group, Inc. * (Chemicals)	2,569	114,783
OMEGA Healthcare Investors, Inc. (REIT)	9,542	163,645
OmniVision Technologies, Inc. * (Semiconductors)	4,404	57,076
ON Semiconductor Corp. * (Semiconductors)	14,313	127,672
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,771	118,512
Openwave Systems, Inc. * (Internet)	8,074	65,803
Opsware, Inc. * (Internet)	9,175	66,519
Orbital Sciences Corp. * (Aerospace/Defense)	5,872	110,041

See accompanying notes to the Schedules of Portfolio Investments.

Oriental Financial Group, Inc. (Banks)	8,441	99,435
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	4,404	145,332
Owens & Minor, Inc. (Distribution/Wholesale)	3,670	134,799
P.F. Chang’s China Bistro, Inc. * (Retail)	2,569	107,590
Pacer International, Inc. (Transportation)	3,670	98,870
Pacific Sunwear of California, Inc. * (Retail)	5,872	122,314
Palm, Inc. * (Computers)	6,973	126,420
Palomar Medical Technologies, Inc. * (Healthcare - Products)	1,835	73,308
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,303	82,971
Parallel Petroleum Corp. * (Oil & Gas)	4,037	92,649
Parametric Technology Corp. * (Software)	9,909	189,162
PAREXEL International Corp. * (Commercial Services)	3,303	118,809
Parker Drilling Co. * (Oil & Gas)	10,643	99,938
Pathmark Stores, Inc. * (Food)	8,074	103,347
Payless ShoeSource, Inc. * (Retail)	5,138	170,582
Peet’s Coffee & Tea, Inc. * (Beverages)	2,936	81,092
Penn Virginia Corp. (Oil & Gas)	1,835	134,689
Penwest Pharmaceuticals Co. * (Pharmaceuticals)	3,303	33,294
Pericom Semiconductor Corp. * (Semiconductors)	9,909	96,910
Perot Systems Corp. - Class A * (Computers)	7,707	137,724
Perrigo Co. (Pharmaceuticals)	7,340	129,624
Perry Ellis International, Inc. * (Apparel)	5,505	176,105
Petrohawk Energy Corp. * (Oil & Gas)	6,606	87,001
PFF Bancorp, Inc. (Savings & Loans)	5,138	155,836
PHH Corp. * (Commercial Services)	4,404	134,586
Phillips-Van Heusen Corp. (Apparel)	4,404	258,954
Photronics, Inc. * (Semiconductors)	5,138	79,896
Pier 1 Imports, Inc. (Retail)	8,441	58,327
Pilgrim’s Pride Corp. (Food)	3,303	109,627
Pinnacle Entertainment, Inc. * (Entertainment)	4,037	117,356
Pioneer Drilling Co. * (Oil & Gas)	4,771	60,544
Piper Jaffray * (Diversified Financial Services)	1,835	113,660
Placer Sierra Bancshares (Banks)	4,771	129,103
Plantronics, Inc. (Telecommunications)	4,037	95,354
Plexus Corp. * (Electronics)	3,670	62,941

See accompanying notes to the Schedules of Portfolio Investments.

PNM Resources, Inc. (Electric)	6,239	201,520
Polaris Industries, Inc. (Leisure Time)	3,303	158,477
Polycom, Inc. * (Telecommunications)	6,973	232,409
PolyMedica Corp. (Healthcare - Products)	2,202	93,211
PolyOne Corp. * (Chemicals)	9,909	60,445
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	1,835	81,933
Potlatch Corp. (Forest Products & Paper)	3,303	151,212
Powerwave Technologies, Inc. * (Telecommunications)	9,909	56,382
Preferred Bank (Banks)	5,872	230,242
Premiere Global Services, Inc. * (Telecommunications)	9,542	107,061
Priceline.com, Inc. * (Internet)	2,569	136,825
PrivateBancorp, Inc. (Banks)	3,303	120,758
ProAssurance Corp. * (Insurance)	3,303	168,948
Progenics Pharmaceuticals, Inc. * (Pharmaceuticals)	3,303	78,215
Progress Software Corp. * (Software)	4,037	125,954
Prosperity Bancshares, Inc. (Banks)	4,404	152,995
PSS World Medical, Inc. * (Healthcare - Products)	6,239	131,892
Psychiatric Solutions, Inc. * (Healthcare - Services)	4,404	177,525
Quanex Corp. (Metal Fabricate/Hardware)	2,936	124,340
Quantum Corp. * (Computers)	25,690	69,363
Quest Resource Corp. * (Oil & Gas)	5,138	47,115
Quest Software, Inc. * (Software)	6,239	101,509
Quiksilver, Inc. * (Apparel)	10,276	119,202
Rackable Systems, Inc. * (Computers)	2,202	37,368
Radio One, Inc. - Class D * (Media)	9,909	64,012
RadiSys Corp. * (Computers)	3,670	59,968
Ralcorp Holdings, Inc. * (Food)	2,569	165,186
Ramco-Gershenson Properties Trust (REIT)	5,872	209,688
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	3,670	122,688
RCN Corp. * (Telecommunications)	4,404	112,522
RealNetworks, Inc. * (Internet)	9,175	72,024
Red Robin Gourmet Burgers, Inc. * (Retail)	1,835	71,235
Regal-Beloit Corp. (Hand/Machine Tools)	2,569	119,150
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	5,138	111,084
Regis Corp. (Retail)	3,670	148,158
Rent-A-Center, Inc. * (Commercial Services)	5,505	154,030
Rentech, Inc. * (Environmental Control)	14,313	44,943

See accompanying notes to the Schedules of Portfolio Investments.

Republic Property Trust (REIT)	10,276	118,071
Resources Connection, Inc. * (Commercial Services)	4,404	140,884
Rewards Network, Inc. * (Commercial Services)	8,441	44,737
RF Micro Devices, Inc. * (Telecommunications)	15,781	98,316
Rofin-Sinar Technologies, Inc. * (Electronics)	1,835	108,595
Rogers Corp. * (Electronics)	1,835	81,382
RTI International Metals, Inc. * (Mining)	1,835	167,003
Ruby Tuesday, Inc. (Retail)	5,138	146,947
Rush Enterprises, Inc. * (Retail)	4,037	77,551
Ryerson, Inc. (Iron/Steel)	2,569	101,784
Safety Insurance Group, Inc. (Insurance)	2,202	88,344
Saia, Inc. * (Transportation)	2,569	61,014
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	5,505	69,363
ScanSource, Inc. * (Distribution/Wholesale)	3,303	88,653
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	2,202	88,454
Sciele Pharma, Inc. * (Pharmaceuticals)	2,936	69,524
Seabright Insurance Holdings * (Insurance)	4,771	87,786
Select Comfort Corp. * (Retail)	4,404	78,391
Semtech Corp. * (Semiconductors)	6,973	93,996
Shuffle Master, Inc. * (Entertainment)	3,303	60,280
Signature Bank * (Banks)	4,404	143,306
Silicon Image, Inc. * (Semiconductors)	8,808	71,873
Simpson Manufacturing Co., Inc. (Building Materials)	3,303	101,865
Sinclair Broadcast Group, Inc. - Class A (Media)	9,542	147,423
SiRF Technology Holdings, Inc. * (Semiconductors)	4,037	112,067
Sirona Dental Systems, Inc. (Healthcare - Products)	1,835	63,234
Skyline Corp. (Home Builders)	2,569	86,678
SkyWest, Inc. (Airlines)	5,138	137,853
Skyworks Solutions, Inc. * (Semiconductors)	14,680	84,410
Sohu.com, Inc. * (Internet)	2,569	55,054
Sonic Corp. * (Retail)	7,340	163,535
SonicWALL, Inc. * (Internet)	8,074	67,499
SonoSite, Inc. * (Healthcare - Products)	2,202	62,229
Sonus Networks, Inc. * (Telecommunications)	21,653	174,740
Sotheby’s (Commercial Services)	4,771	212,213

See accompanying notes to the Schedules of Portfolio Investments.

Southwest Bancorp, Inc. (Banks)	5,872	150,852
Southwest Gas Corp. (Water)	6,606	95,259
Spartan Stores, Inc. (Food)	5,505	147,534
Spartech Corp. (Chemicals)	4,404	129,213
Spherion Corp. * (Commercial Services)	7,707	67,976
Spirit Finance Corp. (REIT)	12,845	191,391
SPSS, Inc. * (Software)	2,202	79,492
SRA International, Inc. - Class A * (Computers)	3,303	80,461
Stage Stores, Inc. (Retail)	4,404	102,657
Stamps.com, Inc. * (Internet)	2,202	31,643
Standex International Corp. (Miscellaneous Manufacturing)	4,037	115,095
Stepan Co. (Chemicals)	3,303	86,704
STERIS Corp. (Healthcare - Products)	5,505	146,213
Sterling Bancorp (Banks)	5,872	106,283
Sterling Bancshares, Inc. (Banks)	12,478	139,504
Sterling Financial Corp. - Spokane (Savings & Loans)	4,037	125,914
Steven Madden, Ltd. (Apparel)	2,569	75,015
Stone Energy Corp. * (Oil & Gas)	2,202	65,377
Strategic Hotels & Resorts, Inc. (REIT)	6,973	159,473
Strayer Education, Inc. (Commercial Services)	1,101	137,625
Sun-Times Media Group, Inc. - Class A (Media)	12,845	63,711
Sunrise Assisted Living, Inc. * (Healthcare - Services)	3,670	145,038
Sunstone Hotel Investors, Inc. (REIT)	5,505	150,066
Superior Essex, Inc. * (Electrical Components & Equipment)	2,569	89,067
SVB Financial Group * (Banks)	3,670	178,325
Swift Energy Co. * (Oil & Gas)	2,569	107,307
SWS Group, Inc. (Diversified Financial Services)	5,505	136,579
Sybase, Inc. * (Software)	6,973	176,277
Sycamore Networks, Inc. * (Telecommunications)	20,552	76,864
Sykes Enterprises, Inc. * (Computers)	4,037	73,635
Symyx Technologies, Inc. * (Chemicals)	4,037	71,536
Synagro Technologies, Inc. (Environmental Control)	19,084	108,779
Take-Two Interactive Software, Inc. * (Software)	6,606	133,045
TALX Corp. (Computers)	3,303	109,428
Tanger Factory Outlet Centers, Inc. (REIT)	4,404	177,878
Technitrol, Inc. (Electronics)	4,404	115,341
Tekelec * (Telecommunications)	6,239	93,023
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,303	123,664

See accompanying notes to the Schedules of Portfolio Investments.

Telik, Inc. * (Biotechnology)	5,872	31,885
Tempur-Pedic International, Inc. (Home Furnishings)	5,138	133,537
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	4,037	102,782
Tessera Technologies, Inc. * (Semiconductors)	4,404	175,015
Tetra Tech, Inc. * (Environmental Control)	5,872	111,920
Texas Industries, Inc. (Building Materials)	1,835	138,598
Texas Roadhouse, Inc. - Class A * (Retail)	6,606	94,136
The BISYS Group, Inc. * (Computers)	7,340	84,116
The Cato Corp. - Class A (Retail)	3,670	85,841
The Children’s Place Retail Stores, Inc. * (Retail)	1,835	102,320
The Commerce Group, Inc. (Insurance)	5,138	154,346
The Finish Line, Inc. - Class A (Retail)	5,138	64,739
The Genlyte Group, Inc. * (Building Materials)	2,202	155,351
The Geo Group, Inc. * (Commercial Services)	3,303	149,692
The Gymboree Corp. * (Apparel)	2,936	117,646
The Hain Celestial Group, Inc. * (Food)	3,670	110,357
The Medicines Co. * (Pharmaceuticals)	5,505	138,065
The Men’s Wearhouse, Inc. (Retail)	3,670	172,674
The Mills Corp. (REIT)	4,771	120,420
The Nautilus Group, Inc. (Leisure Time)	4,404	67,954
The Pantry, Inc. * (Retail)	1,835	82,979
The Phoenix Cos., Inc. (Insurance)	9,909	137,537
The Standard Register Co. (Household Products/Wares)	6,973	88,208
The Steak n Shake Co. * (Retail)	5,505	92,319
The Stride Rite Corp. (Apparel)	8,074	124,259
The Timberland Co. - Class A * (Apparel)	4,404	114,636
The Topps Co., Inc. (Toys/Games/Hobbies)	11,377	110,584
The TriZetto Group, Inc. * (Internet)	5,872	117,499
The Ultimate Software Group, Inc. * (Software)	3,303	86,506
The Warnaco Group, Inc. * (Apparel)	4,771	135,496
Thoratec Corp. * (Healthcare - Products)	5,138	107,384
THQ, Inc. * (Software)	5,138	175,668
Tibco Software, Inc. * (Internet)	17,616	150,088
Time Warner Telecom, Inc. - Class A * (Telecommunications)	6,606	137,207

See accompanying notes to the Schedules of Portfolio Investments.

Transaction Systems Architect, Inc. * (Software)	2,936	95,097
Tredegar Corp. (Miscellaneous Manufacturing)	5,138	117,095
TreeHouse Foods, Inc. * (Food)	3,670	111,825
Triarc Cos., Inc. (Retail)	8,074	138,792
Trico Marine Services, Inc. * (Oil & Gas Services)	2,936	109,395
Trident Microsystems, Inc. * (Software)	5,138	103,068
TriQuint Semiconductor, Inc. * (Semiconductors)	17,616	88,080
Trump Entertainment Resorts, Inc. * (Lodging)	4,037	72,949
TTM Technologies, Inc. * (Electronics)	4,771	45,515
Tupperware Corp. (Household Products/Wares)	6,239	155,539
Tween Brands, Inc. * (Retail)	2,569	91,765
Tyler Technologies, Inc. * (Computers)	7,340	93,218
U-Store-It Trust (REIT)	5,872	118,145
UAP Holding Corp. (Chemicals)	5,138	132,817
UCBH Holdings, Inc. (Banks)	9,542	177,672
Umpqua Holdings Corp. (Banks)	6,239	167,018
Under Armour, Inc. - Class A * (Retail)	1,835	94,136
United Fire & Casualty Co. (Insurance)	2,936	103,142
United Natural Foods, Inc. * (Food)	3,670	112,449
United Online, Inc. (Internet)	6,973	97,831
United Stationers, Inc. * (Distribution/Wholesale)	2,569	153,934
United Surgical Partners International, Inc. * (Healthcare - Services)	3,670	113,073
United Therapeutics Corp. * (Pharmaceuticals)	1,835	98,686
Universal Compression Holdings, Inc. * (Oil & Gas Services)	2,202	149,031
Universal Corp. (Agriculture)	2,936	180,124
Universal Forest Products, Inc. (Building Materials)	1,468	72,739
USA Mobility, Inc. (Telecommunications)	3,303	65,829
USEC, Inc. * (Mining)	8,074	131,203
UTStarcom, Inc. * (Telecommunications)	11,377	94,315
Vail Resorts, Inc. * (Entertainment)	2,936	159,512
Valassis Communications, Inc. * (Commercial Services)	4,404	75,705
Valeant Pharmaceuticals International (Pharmaceuticals)	7,707	133,254
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,835	106,118

See accompanying notes to the Schedules of Portfolio Investments.

ValueClick, Inc. * (Internet)	8,441	220,562
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,404	235,086
Varian, Inc. * (Electronics)	2,936	171,051
Veeco Instruments, Inc. * (Semiconductors)	3,303	64,409
Ventana Medical Systems, Inc. * (Healthcare - Products)	2,569	107,641
ViaSat, Inc. * (Telecommunications)	2,936	96,800
Viasys Healthcare, Inc. * (Healthcare - Products)	3,303	112,269
Virginia Commerce Bancorp, Inc. * (Banks)	4,771	103,292
Visteon Corp. * (Auto Parts & Equipment)	11,744	100,294
W Holding Co., Inc. (Banks)	15,047	75,235
W-H Energy Services, Inc. * (Oil & Gas Services)	2,569	120,075
W.R. Grace & Co. * (Chemicals)	6,239	164,834
Wabtec Corp. (Machinery-Diversified)	4,037	139,236
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	8,074	188,285
Warren Resources, Inc. * (Oil & Gas)	6,239	81,294
Washington Group International, Inc. * (Engineering & Construction)	2,202	146,257
Watsco, Inc. (Distribution/Wholesale)	2,202	112,456
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	3,670	178,546
WebEx Communications, Inc. * (Internet)	3,303	187,809
webMethods, Inc. * (Internet)	7,340	52,775
Websense, Inc. * (Internet)	4,404	101,248
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,936	136,318
Westamerica Bancorp (Banks)	4,037	194,462
Westar Energy, Inc. (Electric)	7,707	212,096
Whiting Petroleum Corp. * (Oil & Gas)	2,936	115,708
Wilshire Bancorp, Inc. (Banks)	5,872	96,301
Wind River Systems, Inc. * (Software)	7,340	72,960
Winnebago Industries, Inc. (Home Builders)	3,303	111,081
Winston Hotels, Inc. (REIT)	12,111	182,028
Wintrust Financial Corp. (Banks)	2,936	130,975
Witness Systems, Inc. * (Software)	3,670	98,907
WMS Industries, Inc. * (Leisure Time)	2,936	115,209
Wolverine World Wide, Inc. (Apparel)	5,138	146,793
World Acceptance Corp. * (Diversified Financial Services)	2,569	102,632
World Fuel Services Corp. (Retail)	2,569	118,842

See accompanying notes to the Schedules of Portfolio Investments.

Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,239	128,399
Wright Express Corp. * (Commercial Services)	3,670	111,311
Wright Medical Group, Inc. * (Healthcare - Products)	4,037	89,985
Zale Corp. * (Retail)	4,404	116,178
Zenith National Insurance Corp. (Insurance)	3,303	156,133
Zoll Medical Corp. * (Healthcare - Products)	5,872	156,489
Zoran Corp. * (Semiconductors)	4,404	74,956
Zymogenetics, Inc. * (Pharmaceuticals)	4,404	68,526

TOTAL COMMON STOCKS
(Cost $71,172,085)		85,895,888

	Principal Amount
Repurchase Agreements (11.1%)
UBS, 5.10%, 4/2/07, dated 3/30/07, + with a repurchase price of $10,868,617 (Collateralized by $11,118,000 of various U.S. Government Agency Obligations, 3.375% – 4.25%, 2/15/08 – 11/13/09, market value $11,088,250)	$10,864,000	10,864,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,864,000)		10,864,000

TOTAL INVESTMENT SECURITIES
(Cost $82,036,085) - 99.3% of net assets		$96,759,888

Percentages indicated are based on net assets of $97,461,941.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)

Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $1,208,100)	3	$22,262

E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $966,480)	12	(21)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/07	$4,410,580	$(8,573)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/07	4,320,738	(8,417)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.2%
Aerospace/Defense	1.2%
Aerospace/Defense Equipment	0.2%
Agriculture	0.3%
Airlines	0.5%
Apparel	1.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	1.1%
Banks	5.6%
Beverages	0.2%
Biotechnology	1.8%
Building Materials	0.8%
Chemicals	1.6%
Coal	0.1%
Commercial Services	5.5%
Computers	2.7%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.9%
Electric	1.9%
Electrical Components & Equipment	1.0%
Electronics	1.8%
Energy – Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.7%
Environmental Control	0.4%
Food	1.1%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.3%
Healthcare - Products	3.5%
Healthcare - Services	1.6%
Home Builders	0.6%
Home Furnishings	0.5%
Household Products/Wares	0.6%
Insurance	1.7%
Internet	3.1%
Investment Companies	0.4%
Iron/Steel	0.7%
Leisure Time	0.7%
Lodging	0.3%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	1.0%
Media	1.4%
Metal Fabricate/Hardware	0.7%
Mining	0.7%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.6%
Oil & Gas Services	1.5%
Packaging & Containers	0.3%
Pharmaceuticals	3.1%
Real Estate Investment Trust	5.3%
Retail	6.2%
Savings & Loans	1.0%
Semiconductors	3.2%
Software	3.4%
Storage/Warehousing	0.1%
Telecommunications	4.7%
Toys/Games/Hobbies	0.3%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.4%
Other**	11.1%

** Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Dow 30

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Principal Amount	Value

U.S. Government Agency Obligations (82.4%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$146,000	$145,980
Federal Farm Credit Bank, 4.90%, 4/2/07+	146,000	145,980
Federal Home Loan Bank, 4.90%, 4/2/07+	146,000	145,980
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07+	146,000	145,980

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $583,920)		583,920

Repurchase Agreements (20.1%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $142,060 (Collateralized by $147,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $146,615)	142,000	142,000

TOTAL REPURCHASE AGREEMENTS
(Cost $142,000)		142,000

TOTAL INVESTMENT SECURITIES
(Cost $725,920) - 102.5% of net assets		$725,920

Percentages indicated are based on net assets of $708,129.

+ All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Dow Jones Futures Contract expiring June 2007 (Underlying face amount at value $124,280)	2	$1,293

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 4/28/07	$583,968	$(2,339)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP OTC

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (88.5%)
Activision, Inc. * (Software)	6,825	$129,266
Adobe Systems, Inc. * (Software)	15,645	652,397
Akamai Technologies, Inc. * (Internet)	4,200	209,664
Altera Corp. * (Semiconductors)	13,650	272,864
Amazon.com, Inc. * (Internet)	7,455	296,634
Amgen, Inc. * (Biotechnology)	14,805	827,303
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,360	125,530
Apollo Group, Inc. - Class A * (Commercial Services)	4,725	207,428
Apple Computer, Inc. * (Computers)	32,760	3,043,731
Applied Materials, Inc. (Semiconductors)	19,635	359,713
Autodesk, Inc. * (Software)	6,510	244,776
BEA Systems, Inc. * (Software)	9,870	114,393
Bed Bath & Beyond, Inc. * (Retail)	10,395	417,567
Biogen Idec, Inc. * (Biotechnology)	10,080	447,350
Biomet, Inc. (Healthcare - Products)	8,925	379,223
Broadcom Corp. - Class A * (Semiconductors)	11,760	377,143
C.H. Robinson Worldwide, Inc. (Transportation)	4,620	220,605
Cadence Design Systems, Inc. * (Computers)	7,980	168,059
CDW Corp. (Distribution/Wholesale)	2,205	135,453
Celgene Corp. * (Biotechnology)	10,185	534,305
Check Point Software Technologies, Ltd. *ADR (Internet)	6,405	142,703
CheckFree Corp. * (Internet)	2,205	81,783
Cintas Corp. (Textiles)	5,145	185,735
Cisco Systems, Inc. * (Telecommunications)	58,800	1,501,164
Citrix Systems, Inc. * (Software)	5,775	184,973
Cognizant Technology Solutions Corp. * (Computers)	3,780	333,661
Comcast Corp. - Special Class A * (Media)	39,375	1,021,781
Costco Wholesale Corp. (Retail)	6,405	344,845
Dell, Inc. * (Computers)	22,785	528,840
DENTSPLY International, Inc. (Healthcare - Products)	3,885	127,234
Discovery Holding Co. - Class A * (Media)	6,405	122,528
eBay, Inc. * (Internet)	27,825	922,399
EchoStar Communications Corp. - Class A * (Media)	5,775	250,808
Electronic Arts, Inc. * (Software)	8,505	428,312
Expedia, Inc. * (Internet)	8,085	187,410
Expeditors International of Washington, Inc. (Transportation)	5,670	234,284
Express Scripts, Inc. * (Pharmaceuticals)	3,255	262,744
Fastenal Co. (Distribution/Wholesale)	3,885	136,169

See accompanying notes to the Schedules of Portfolio Investments.

Fiserv, Inc. * (Software)	5,775	306,422
Flextronics International, Ltd. * ADR (Electronics)	17,955	196,428
Garmin, Ltd. ADR (Electronics)	5,460	295,659
Genzyme Corp. * (Biotechnology)	8,925	535,679
Gilead Sciences, Inc. * (Pharmaceuticals)	12,390	947,834
Google, Inc. - Class A * (Internet)	3,780	1,731,846
IAC/InterActiveCorp * (Internet)	8,085	304,885
Infosys Technologies, Ltd. ADR (Software)	2,940	147,735
Intel Corp. (Semiconductors)	55,020	1,052,532
Intuit, Inc. * (Software)	11,760	321,754
Intuitive Surgical, Inc. * (Healthcare - Products)	945	114,884
Joy Global, Inc. (Machinery - Construction & Mining)	2,835	121,622
Juniper Networks, Inc. * (Telecommunications)	10,080	198,374
KLA -Tencor Corp. (Semiconductors)	6,615	352,712
Lam Research Corp. * (Semiconductors)	3,990	188,887
Lamar Advertising Co. (Advertising)	2,205	138,849
Level 3 Communications, Inc. * (Telecommunications)	40,425	246,593
Liberty Global, Inc. - Class A * (Media)	5,460	179,798
Liberty Media Holding Corp. - Interactive Series A * (Internet)	16,275	387,671
Linear Technology Corp. (Semiconductors)	10,815	341,646
Logitech International SA * ADR (Computers)	4,830	134,419
Marvell Technology Group, Ltd. * ADR (Semiconductors)	15,225	255,932
Maxim Integrated Products, Inc. (Semiconductors)	12,180	358,092
MedImmune, Inc. * (Biotechnology)	6,930	252,183
Microchip Technology, Inc. (Semiconductors)	4,830	171,610
Microsoft Corp. (Software)	91,875	2,560,555
Millicom International Cellular SA * ADR (Telecommunications)	2,625	205,695
Monster Worldwide, Inc. * (Internet)	3,675	174,085
Network Appliance, Inc. * (Computers)	10,605	387,295
NII Holdings, Inc. - Class B * (Telecommunications)	4,200	311,556
NVIDIA Corp. * (Semiconductors)	9,450	271,971
Oracle Corp. * (Software)	58,905	1,067,947
PACCAR, Inc. (Auto Manufacturers)	7,560	554,904
Patterson Cos., Inc. * (Healthcare - Products)	3,570	126,699
Patterson-UTI Energy, Inc. (Oil & Gas)	4,305	96,604
Paychex, Inc. (Commercial Services)	9,765	369,800
Petsmart, Inc. (Retail)	3,570	117,667
Qualcomm, Inc. (Telecommunications)	54,495	2,324,756
Research In Motion, Ltd. * ADR (Computers)	5,040	687,909

See accompanying notes to the Schedules of Portfolio Investments.

Ross Stores, Inc. (Retail)	3,675	126,420
Ryanair Holdings PLC * ADR (Airlines)	3,150	141,089
SanDisk Corp. * (Computers)	5,670	248,346
Sears Holdings Corp. * (Retail)	4,305	775,589
Sepracor, Inc. * (Pharmaceuticals)	2,835	132,196
Sigma-Aldrich Corp. (Chemicals)	3,360	139,507
Sirius Satellite Radio, Inc. * (Media)	43,050	137,760
Staples, Inc. (Retail)	13,125	339,150
Starbucks Corp. * (Retail)	28,455	892,349
Sun Microsystems, Inc. * (Computers)	42,630	256,206
Symantec Corp. * (Internet) (Telecommunications)	26,355	455,942
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	3,150	116,834
Tellabs, Inc. * (Telecommunications)	6,720	66,528
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	16,485	617,034
UAL Corp. * (Airlines)	2,730	104,204
VeriSign, Inc. * (Internet)	6,195	155,618
Vertex Pharmaceuticals, Inc. * (Biotechnology)	3,570	100,103
Virgin Media, Inc. (Telecommunications)	9,555	241,264
Whole Foods Market, Inc. (Food)	3,675	164,824
Wynn Resorts, Ltd. (Lodging)	2,940	278,888
Xilinx, Inc. (Semiconductors)	11,970	307,988
XM Satellite Radio Holdings, Inc. - Class A * (Media)	8,610	111,241
Yahoo!, Inc. * (Internet)	17,745	555,241

TOTAL COMMON STOCKS
(Cost $20,511,025)		41,166,587

	Principal
	Amount

Repurchase Agreements (11.9%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $5,535,352 (Collateralized by $5,710,000 Federal Home Loan Bank, 3.375%, 2/15/08, market value $5,646,554)	$5,533,000	5,533,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,533,000)		5,533,000

TOTAL INVESTMENT SECURITIES
(Cost $26,044,025) - 100.4% of net assets		$46,699,587

Percentages indicated are based on net assets of $46,532,465.

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
	Contracts	Appreciation (Depreciation)

NASDAQ Futures Contract expiring June 2007 (Underlying face amount at value $5,365,500)	30	$19,230

Futures Contracts Sold

E-Mini NASDAQ Futures Contract expiring June 2007 (Underlying face amount at value $35,770)	1	(609)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.3%
Airlines	0.5%
Auto Manufacturers	1.2%
Biotechnology	5.8%
Chemicals	0.3%
Commercial Services	1.2%
Computers	12.4%
Distribution/Wholesale	0.6%
Electronics	1.1%
Food	0.4%
Healthcare-Products	1.6%
Internet	12.0%
Lodging	0.6%
Machinery – Construction & Mining	0.3%
Media	3.9%
Oil & Gas	0.2%
Pharmaceuticals	4.5%
Retail	6.5%
Semiconductors	9.3%
Software	13.2%
Telecommunications	11.2%
Textiles	0.4%
Transportation	1.0%
Other**	11.9%

** Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Value

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (99.1%)
3M Co. (Miscellaneous Manufacturing)	5,128	$391,933
Abbott Laboratories (Pharmaceuticals)	12,820	715,356
ACE, Ltd. ADR (Insurance)	6,410	365,755
ADC Telecommunications, Inc. * (Telecommunications)	2,564	42,921
Advanced Micro Devices, Inc. * (Semiconductors)	10,897	142,315
Aetna, Inc. (Healthcare - Services)	10,256	449,110
AFLAC, Inc. (Insurance)	3,205	150,827
Agilent Technologies, Inc. * (Electronics)	5,769	194,358
Air Products & Chemicals, Inc. (Chemicals)	4,487	331,544
Alcoa, Inc. (Mining)	16,666	564,977
Allegheny Energy, Inc. * (Electric)	2,564	125,995
Allegheny Technologies, Inc. (Iron/Steel)	1,282	136,777
Allied Waste Industries, Inc. * (Environmental Control)	5,128	64,562
Allstate Corp. (Insurance)	12,179	731,471
Alltel Corp. (Telecommunications)	7,051	437,162
Altera Corp. * (Semiconductors)	3,205	64,068
Altria Group, Inc. (Agriculture)	20,512	1,801,159
Ameren Corp. (Electric)	3,846	193,454
American Electric Power, Inc. (Electric)	7,692	374,985
Ameriprise Financial, Inc. (Diversified Financial Services)	1,923	109,880
AmerisourceBergen Corp. (Pharmaceuticals)	3,846	202,877
Analog Devices, Inc. (Semiconductors)	3,846	132,649
AON Corp. (Insurance)	5,769	218,991
Apartment Investment and Management Co. - Class A (REIT)	1,923	110,938
Apple Computer, Inc. * (Computers)	7,692	714,663
Applied Materials, Inc. (Semiconductors)	17,307	317,064
Archer-Daniels-Midland Co. (Agriculture)	5,128	188,198
Archstone-Smith Trust (REIT)	4,487	243,554
Ashland, Inc. (Chemicals)	1,282	84,099
AT&T, Inc. (Telecommunications)	121,149	4,776,906
AutoNation, Inc. * (Retail)	3,205	68,074
Avalonbay Communities, Inc. (REIT)	1,282	166,660
Avaya, Inc. * (Telecommunications)	7,051	83,272
Avery Dennison Corp. (Household Products/Wares)	1,282	82,381
Baker Hughes, Inc. (Oil & Gas Services)	2,564	169,557
Bank of America Corp. (Banks)	86,535	4,415,015
Bank of New York Co., Inc. (Banks)	14,743	597,829

See accompanying notes to the Schedules of Portfolio Investments.

Bausch & Lomb, Inc. (Healthcare - Products)	1,282	65,587
BB&T Corp. (Banks)	10,256	420,701
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,564	385,497
Bemis Co., Inc. (Packaging & Containers)	1,923	64,209
Big Lots, Inc. * (Retail)	1,282	40,101
Biogen Idec, Inc. * (Biotechnology)	3,205	142,238
BMC Software, Inc. * (Software)	2,564	78,946
Boeing Co. (Aerospace/Defense)	7,051	626,904
Boston Properties, Inc. (REIT)	2,564	301,014
Bristol-Myers Squibb Co. (Pharmaceuticals)	37,819	1,049,855
Broadcom Corp. - Class A * (Semiconductors)	4,487	143,898
Brunswick Corp. (Leisure Time)	1,923	61,248
Burlington Northern Santa Fe Corp. (Transportation)	3,846	309,334
CA, Inc. (Software)	6,410	166,083
Carnival Corp. ADR (Leisure Time)	3,205	150,186
Caterpillar, Inc. (Machinery - Construction & Mining)	5,769	386,696
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	1,282	43,819
CBS Corp. - Class B (Media)	15,384	470,597
CenterPoint Energy, Inc. (Electric)	5,769	103,496
Centex Corp. (Home Builders)	1,282	53,562
CenturyTel, Inc. (Telecommunications)	1,923	86,900
ChevronTexaco Corp. (Oil & Gas)	19,871	1,469,659
Chubb Corp. (Insurance)	7,692	397,446
Ciena Corp. * (Telecommunications)	1,282	35,832
CIGNA Corp. (Insurance)	641	91,445
Cincinnati Financial Corp. (Insurance)	3,205	135,892
Circuit City Stores, Inc. (Retail)	2,564	47,511
CIT Group, Inc. (Diversified Financial Services)	3,846	203,530
Citigroup, Inc. (Diversified Financial Services)	94,868	4,870,524
Citizens Communications Co. (Telecommunications)	6,410	95,830
Clear Channel Communications, Inc. (Media)	4,487	157,224
CMS Energy Corp. (Electric)	4,487	79,869
Coca-Cola Co. (Beverages)	16,025	769,201
Coca-Cola Enterprises, Inc. (Beverages)	5,128	103,842
Comcast Corp. - Special Class A * (Media)	41,024	1,064,573
Comerica, Inc. (Banks)	3,205	189,480
Compass Bancshares, Inc. (Banks)	1,282	88,202
Computer Sciences Corp. * (Computers)	3,205	167,077
Compuware Corp. * (Software)	7,051	66,914
ConAgra Foods, Inc. (Food)	9,615	239,510
ConocoPhillips (Oil & Gas)	32,050	2,190,617
CONSOL Energy, Inc. (Coal)	1,923	75,247
Consolidated Edison, Inc. (Electric)	5,128	261,836
Constellation Brands, Inc. * (Beverages)	1,923	40,729

See accompanying notes to the Schedules of Portfolio Investments.

Constellation Energy Group, Inc. (Electric)	1,282	111,470
Convergys Corp. * (Commercial Services)	1,282	32,576
Cooper Industries, Ltd. ADR - Class A (Miscellaneous Manufacturing)	2,564	115,354
Corning, Inc. * (Telecommunications)	21,794	495,596
Costco Wholesale Corp. (Retail)	8,974	483,160
CSX Corp. (Transportation)	8,333	333,737
Cummins, Inc. (Machinery-Diversified)	1,282	185,531
CVS Corp. (Retail)	12,820	437,675
Dean Foods Co. * (Food)	1,282	59,921
Deere & Co. (Machinery-Diversified)	2,564	278,553
Developers Diversified Realty Corp. (REIT)	2,564	161,276
Dillards, Inc. - Class A (Retail)	1,282	41,960
DIRECTV Group, Inc. * (Media)	9,615	221,818
Dollar General Corp. (Retail)	1,923	40,671
Dominion Resources, Inc. (Electric)	7,051	625,916
Dover Corp. (Miscellaneous Manufacturing)	2,564	125,149
Dow Jones & Co., Inc. (Media)	1,282	44,191
DTE Energy Co. (Electric)	3,205	153,520
Du Pont (Chemicals)	17,948	887,169
Duke Energy Corp. (Electric)	24,358	494,224
Dynegy, Inc. - Class A * (Pipelines)	7,051	65,292
E* TRADE Financial Corp.* (Diversified Financial Services)	3,846	81,612
Eastman Chemical Co. (Chemicals)	1,282	81,189
Eastman Kodak Co. (Miscellaneous Manufacturing)	5,769	130,149
Eaton Corp. (Miscellaneous Manufacturing)	2,564	214,248
Edison International (Electric)	3,205	157,462
El Paso Corp. (Pipelines)	13,461	194,781
Electronic Data Systems Corp. (Computers)	10,256	283,886
Eli Lilly & Co. (Pharmaceuticals)	9,615	516,422
Embarq Corp. (Telecommunications)	2,564	144,481
EMC Corp. * (Computers)	26,922	372,870
Emerson Electric Co. (Electrical Components & Equipment)	10,256	441,931
Ensco International, Inc. (Oil & Gas)	1,282	69,741
Entergy Corp. (Electric)	3,846	403,522
Equifax, Inc. (Commercial Services)	1,282	46,729
Equity Residential Properties Trust (REIT)	5,769	278,239
Exelon Corp. (Electric)	6,410	440,431
Family Dollar Stores, Inc. (Retail)	1,282	37,973
Fannie Mae (Diversified Financial Services)	18,589	1,014,588
Federated Department Stores, Inc. (Retail)	10,256	462,033
FedEx Corp. (Transportation)	1,923	206,588
Fifth Third Bancorp (Banks)	10,897	421,605
First Horizon National Corp. (Banks)	2,564	106,483
FirstEnergy Corp. (Electric)	6,410	424,598
Fluor Corp. (Engineering & Construction)	1,282	115,021

See accompanying notes to the Schedules of Portfolio Investments.

Ford Motor Co. (Auto Manufacturers)	36,537	288,277
Fortune Brands, Inc. (Household Products/Wares)	1,282	101,047
FPL Group, Inc. (Electric)	7,692	470,520
Franklin Resources, Inc. (Diversified Financial Services)	1,282	154,904
Freddie Mac (Diversified Financial Services)	5,128	305,065
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	6,410	424,278
Gannett Co., Inc. (Media)	4,487	252,573
General Electric Co. (Miscellaneous Manufacturing)	119,226	4,215,830
General Mills, Inc. (Food)	3,846	223,914
General Motors Corp. (Auto Manufacturers)	10,897	333,884
Genuine Parts Co. (Distribution/Wholesale)	3,205	157,045
Genworth Financial, Inc. - Class A (Diversified Financial Services)	8,333	291,155
Goodrich Corp. (Aerospace/Defense)	2,564	131,995
Halliburton Co. (Oil & Gas Services)	8,333	264,489
Harrah’s Entertainment, Inc. (Lodging)	1,282	108,265
Hartford Financial Services Group, Inc. (Insurance)	6,410	612,668
Hasbro, Inc. (Toys/Games/Hobbies)	3,205	91,727
Heinz (H.J.) Co. (Food)	6,410	302,039
Hercules, Inc. * (Chemicals)	1,282	25,050
Hess Corp. (Oil & Gas)	5,128	284,450
Hewlett-Packard Co. (Computers)	52,562	2,109,838
Hilton Hotels Corp. (Lodging)	3,205	115,252
Honeywell International, Inc. (Miscellaneous Manufacturing)	16,025	738,112
Host Marriott Corp. (REIT)	10,256	269,835
Hudson City Bancorp, Inc. (Savings & Loans)	3,846	52,613
Huntington Bancshares, Inc. (Banks)	4,487	98,041
IAC/InterActiveCorp * (Internet)	4,487	169,205
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,846	198,454
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	5,769	250,202
Integrys Energy Group, Inc. (Electric)	1,282	71,164
Intel Corp. (Semiconductors)	60,895	1,164,920
International Paper Co. (Forest Products & Paper)	8,974	326,654
Interpublic Group of Cos., Inc. * (Advertising)	6,410	78,907
J.C. Penney Co., Inc. (Holding Company) (Retail)	4,487	368,652
J.P. Morgan Chase & Co. (Diversified Financial Services)	66,664	3,225,204
Janus Capital Group, Inc. (Diversified Financial Services)	2,564	53,613
JDS Uniphase Corp. * (Telecommunications)	3,205	48,812
Johnson Controls, Inc. (Auto Parts & Equipment)	3,846	363,908
Jones Apparel Group, Inc. (Apparel)	1,923	59,094
Juniper Networks, Inc. * (Telecommunications)	6,410	126,149

See accompanying notes to the Schedules of Portfolio Investments.

KB Home (Home Builders)	641	27,351
KeyCorp (Banks)	7,692	288,219
KeySpan Corp. (Gas)	3,205	131,886
Kimberly-Clark Corp. (Household Products/Wares)	3,846	263,413
Kimco Realty Corp. (REIT)	3,205	156,212
Kinder Morgan, Inc. (Pipelines)	1,923	204,703
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,282	25,217
Kraft Foods, Inc. (Food)	17,948	568,233
Kroger Co. (Food)	14,102	398,382
Legg Mason, Inc. (Diversified Financial Services)	641	60,389
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	3,205	72,657
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	6,410	449,149
Lennar Corp. - Class A (Home Builders)	1,282	54,113
Limited, Inc. (Retail)	6,410	167,045
Lincoln National Corp. (Insurance)	5,769	391,081
Linear Technology Corp. (Semiconductors)	2,564	80,997
Lockheed Martin Corp. (Aerospace/Defense)	3,846	373,139
Loews Corp. (Insurance)	8,974	407,689
LSI Logic Corp. * (Semiconductors)	5,128	53,536
M&T Bank Corp. (Banks)	641	74,247
Manor Care, Inc. (Healthcare - Services)	641	34,845
Marathon Oil Corp. (Oil & Gas)	7,051	696,850
Marriott International, Inc. - Class A (Lodging)	2,564	125,533
Marsh & McLennan Cos., Inc. (Insurance)	10,897	319,173
Marshall & Ilsley Corp. (Banks)	5,128	237,478
Masco Corp. (Building Materials)	7,692	210,761
Mattel, Inc. (Toys/Games/Hobbies)	3,846	106,034
Maxim Integrated Products, Inc. (Semiconductors)	2,564	75,382
MBIA, Inc. (Insurance)	1,282	83,958
McDonald’s Corp. (Retail)	10,897	490,909
McKesson Corp. (Commercial Services)	5,769	337,718
MeadWestvaco Corp. (Forest Products & Paper)	3,205	98,842
Medco Health Solutions, Inc. * (Pharmaceuticals)	5,769	418,426
MedImmune, Inc. * (Biotechnology)	2,564	93,304
Mellon Financial Corp. (Banks)	5,128	221,222
Merck & Co., Inc. (Pharmaceuticals)	41,665	1,840,342
Meredith Corp. (Media)	641	36,787
Merrill Lynch & Co., Inc. (Diversified Financial Services)	17,307	1,413,463
MetLife, Inc. (Insurance)	8,333	526,229
MGIC Investment Corp. (Insurance)	641	37,768
Micron Technology, Inc. * (Semiconductors)	14,743	178,095
Microsoft Corp. (Software)	73,715	2,054,437
See accompanying notes to the Schedules of Portfolio Investments.

Molex, Inc. (Electrical Components & Equipment)	1,923	54,229
Molson Coors Brewing Co. - Class B (Beverages)	641	60,651
Monsanto Co. (Agriculture)	5,769	317,064
Monster Worldwide, Inc. * (Internet)	1,282	60,728
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	20,512	1,615,525
Motorola, Inc. (Telecommunications)	46,793	826,832
National City Corp. (Banks)	12,179	453,668
NCR Corp. * (Computers)	1,923	91,862
Newell Rubbermaid, Inc. (Housewares)	5,128	159,430
News Corp. - Class A (Media)	29,486	681,716
NICOR, Inc. (Gas)	641	31,037
NiSource, Inc. (Electric)	5,128	125,328
Nordstrom, Inc. (Retail)	1,923	101,804
Norfolk Southern Corp. (Transportation)	5,128	259,477
Northern Trust Corp. (Banks)	1,923	115,649
Northrop Grumman Corp. (Aerospace/Defense)	6,410	475,750
Novell, Inc. * (Software)	6,410	46,280
Novellus Systems, Inc. * (Semiconductors)	1,282	41,050
Occidental Petroleum Corp. (Oil & Gas)	5,769	284,469
Office Depot, Inc. * (Retail)	2,564	90,099
OfficeMax, Inc. (Retail)	1,282	67,613
PACCAR, Inc. (Auto Manufacturers)	4,487	329,346
Pall Corp. (Miscellaneous Manufacturing)	1,282	48,716
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,564	221,299
Peabody Energy Corp. (Coal)	3,205	128,969
PerkinElmer, Inc. (Electronics)	2,564	62,100
Pfizer, Inc. (Pharmaceuticals)	60,895	1,538,207
PG&E Corp. (Electric)	6,410	309,411
Pinnacle West Capital Corp. (Electric)	1,923	92,785
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,205	126,341
PMC-Sierra, Inc. * (Semiconductors)	2,564	17,974
PNC Financial Services Group (Banks)	5,769	415,195
PPG Industries, Inc. (Chemicals)	3,205	225,344
PPL Corp. (Electric)	7,051	288,386
Principal Financial Group, Inc. (Insurance)	3,205	191,883
Progress Energy, Inc. (Electric)	5,128	258,656
Prologis (REIT)	4,487	291,341
Prudential Financial, Inc. (Insurance)	8,974	809,992
Public Service Enterprise Group, Inc. (Electric)	5,128	425,829
Public Storage, Inc. (REIT)	1,282	121,367
Pulte Homes, Inc. (Home Builders)	1,923	50,883
Qwest Communications International, Inc. * (Telecommunications)	30,768	276,604
R.R. Donnelley & Sons Co. (Commercial Services)	4,487	164,179
Raytheon Co. (Aerospace/Defense)	8,333	437,149
Realogy Corp. * (Real Estate)	3,846	113,880

See accompanying notes to the Schedules of Portfolio Investments.

Regions Financial Corp. (Banks)	14,102	498,788
Reynolds American, Inc. (Agriculture)	3,205	200,024
Robert Half International, Inc. (Commercial Services)	1,923	71,170
Rockwell International Corp. (Machinery-Diversified)	1,923	115,130
Rohm & Haas Co. (Chemicals)	2,564	132,610
Rowan Cos., Inc. (Oil & Gas)	1,923	62,440
Ryder System, Inc. (Transportation)	1,282	63,254
SAFECO Corp. (Insurance)	1,923	127,745
Safeway, Inc. (Food)	8,333	305,321
Sanmina-SCI Corp. * (Electronics)	10,256	37,127
Sara Lee Corp. (Food)	14,102	238,606
Schering-Plough Corp. (Pharmaceuticals)	16,666	425,150
Schlumberger, Ltd. ADR (Oil & Gas Services)	12,179	841,570
Schwab (Diversified Financial Services)	11,538	211,030
Sealed Air Corp. (Packaging & Containers)	1,282	40,511
Sears Holdings Corp. * (Retail)	1,923	346,448
Sempra Energy (Gas)	5,128	312,859
Sherwin-Williams Co. (Chemicals)	641	42,332
Simon Property Group, Inc. (REIT)	4,487	499,178
Snap-on, Inc. (Hand/Machine Tools)	1,282	61,664
Solectron Corp. * (Electronics)	17,948	56,536
Southern Co. (Electric)	14,102	516,838
Southwest Airlines Co. (Airlines)	9,615	141,341
Sovereign Bancorp, Inc. (Savings & Loans)	4,487	114,149
Spectra Energy Corp. (Pipelines)	9,615	252,587
Sprint Corp. (Telecommunications)	55,767	1,057,342
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,564	166,275
State Street Corp. (Banks)	3,205	207,524
Sun Microsystems, Inc. * (Computers)	52,562	315,898
Sunoco, Inc. (Oil & Gas)	1,282	90,304
SunTrust Banks, Inc. (Banks)	7,051	585,515
SuperValu, Inc. (Food)	3,846	150,263
Synovus Financial Corp. (Banks)	3,205	103,650
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,564	120,995
Target Corp. (Retail)	5,128	303,885
TECO Energy, Inc. (Electric)	3,846	66,190
Tektronix, Inc. (Electronics)	1,282	36,101
Tellabs, Inc. * (Telecommunications)	8,333	82,497
Temple-Inland, Inc. (Forest Products & Paper)	1,923	114,880
Tenet Healthcare Corp. * (Healthcare - Services)	8,974	57,703
Teradyne, Inc. * (Semiconductors)	3,846	63,613
Terex Corp. * (Machinery - Construction & Mining)	1,282	91,996
Texas Instruments, Inc. (Semiconductors)	17,307	520,941
Textron, Inc. (Miscellaneous Manufacturing)	2,564	230,247
The Dow Chemical Co. (Chemicals)	18,589	852,492
The E.W. Scripps Co. - Class A (Media)	641	28,640

See accompanying notes to the Schedules of Portfolio Investments.

The Gap, Inc. (Retail)	5,128	88,253
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,128	1,059,599
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	3,205	99,964
The New York Times Co. - Class A (Media)	2,564	60,280
The Stanley Works (Hand/Machine Tools)	1,282	70,972
The Travelers Companies, Inc. (Insurance)	13,461	696,876
Thermo Electron Corp. * (Electronics)	4,487	209,767
Time Warner, Inc. (Media)	76,920	1,516,861
Torchmark Corp. (Insurance)	641	42,043
Transocean Sedco Forex, Inc. * ADR (Oil & Gas)	3,205	261,849
Tribune Co. (Media)	3,846	123,495
TXU Corp. (Electric)	8,974	575,233
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	38,460	1,213,413
Tyson Foods, Inc. - Class A (Food)	5,128	99,534
U.S. Bancorp (Banks)	33,973	1,188,036
Union Pacific Corp. (Transportation)	5,128	520,748
Unisys Corp. * (Computers)	6,410	54,036
United Parcel Service, Inc. - Class B (Transportation)	7,051	494,275
United States Steel Corp. (Iron/Steel)	2,564	254,271
UnumProvident Corp. (Insurance)	6,410	147,622
UST, Inc. (Agriculture)	1,282	74,330
V. F. Corp. (Apparel)	1,282	105,919
Valero Energy Corp. (Oil & Gas)	4,487	289,367
VeriSign, Inc. * (Internet)	2,564	64,408
Verizon Communications, Inc. (Telecommunications)	56,408	2,138,992
Viacom, Inc. - Class B * (Media)	8,333	342,570
Vornado Realty Trust (REIT)	1,282	152,994
Vulcan Materials Co. (Building Materials)	1,282	149,327
W.W. Grainger, Inc. (Distribution/Wholesale)	641	49,511
Wachovia Corp. (Banks)	36,537	2,011,362
Walt Disney Co. (Media)	23,076	794,507
Washington Mutual, Inc. (Savings & Loans)	17,948	724,741
Waste Management, Inc. (Environmental Control)	10,256	352,908
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	641	16,942
Weatherford International, Ltd. * ADR (Oil & Gas Services)	2,564	115,636
WellPoint, Inc. * (Healthcare - Services)	7,051	571,836
Wells Fargo & Co. (Banks)	65,382	2,251,101
Wendy’s International, Inc. (Retail)	641	20,063
Western Union Co. (Commercial Services)	7,692	168,839
Weyerhaeuser Co. (Forest Products & Paper)	4,487	335,358
Whirlpool Corp. (Home Furnishings)	1,282	108,855
Whole Foods Market, Inc. (Food)	1,282	57,498

See accompanying notes to the Schedules of Portfolio Investments.

Williams Cos., Inc. (Pipelines)	7,692	218,914
Windstream Corp. (Telecommunications)	8,974	131,828
Wyndham Worldwide Corp. * (Lodging)	3,846	131,341
Xcel Energy, Inc. (Electric)	7,692	189,915
Xerox Corp. * (Office/Business Equipment)	18,589	313,968
Xilinx, Inc. (Semiconductors)	3,205	82,465
XL Capital, Ltd. - Class A (Insurance)	3,205	224,222
Zions Bancorp (Banks)	1,923	162,532

TOTAL COMMON STOCKS
(Cost $110,565,452)		127,805,388

	Principal Amount

Repurchase Agreements (0.2%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $262,111 (Collateralized by $268,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $267,299)	$262,000	262,000

TOTAL REPURCHASE AGREEMENTS
(Cost $262,000)		262,000

TOTAL INVESTMENT SECURITIES
(Cost $110,827,452) - 99.3% of net assets		$128,067,388

Percentages indicated are based on net assets of $ 128,942,867.

*	Non-income producing security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $ 143,050)	2	$1,305

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.1%
Aerospace/Defense	1.6%
Agriculture	2.0%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.7%
Auto Parts & Equipment	0.4%
Banks	11.7%
Beverages	0.8%
Biotechnology	0.2%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.2%
Commercial Services	0.6%
Computers	3.2%
Distribution/Wholesale	0.2%
Diversified Financial Services	12.0%
Electric	5.7%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Engineering & Construction	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Environmental Control	0.3%
Food	2.0%
Forest Products & Paper	0.8%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.1%
Healthcare-Services	0.9%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products\Wares	0.3%
Housewares	0.1%
Insurance	5.2%
Internet	0.2%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.5%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	4.5%
Mining	0.8%
Miscellaneous Manufacturing	6.3%
Office/Business Equipment	0.2%
Oil & Gas	4.4%
Oil & Gas Services	1.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.2%
Pipelines	0.7%
Real Estate	0.1%
Real Estate Investment Trust	2.1%
Retail	2.9%
Savings & Loans	0.7%
Semiconductors	2.4%
Software	1.9%
Telecommunications	8.4%
Toys/Games/Hobbies	0.2%
Transportation	1.7%
Other**	0.2%

** Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Growth

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (98.5%)
3M Co. (Miscellaneous Manufacturing)	4,344	$332,012
Abbott Laboratories (Pharmaceuticals)	7,964	444,391
Abercrombie & Fitch Co. - Class A (Retail)	724	54,792
Adobe Systems, Inc. * (Software)	5,430	226,431
Affiliated Computer Services, Inc. - Class A * (Computers)	1,086	63,944
AFLAC, Inc. (Insurance)	2,896	136,286
Agilent Technologies, Inc. * (Electronics)	1,086	36,587
Allegheny Energy, Inc. * (Electric)	362	17,789
Allegheny Technologies, Inc. (Iron/Steel)	362	38,622
Allergan, Inc. (Pharmaceuticals)	1,448	160,467
Altera Corp. * (Semiconductors)	1,810	36,182
Altria Group, Inc. (Agriculture)	9,774	858,255
Amazon.com, Inc. * (Internet)	2,896	115,232
Ambac Financial Group, Inc. (Insurance)	1,086	93,820
American Express Co. (Diversified Financial Services)	11,222	632,920
American International Group, Inc. (Insurance)	24,254	1,630,353
American Standard Cos. (Building Materials)	1,448	76,773
Ameriprise Financial, Inc. (Diversified Financial Services)	1,448	82,739
Amgen, Inc. * (Biotechnology)	10,860	606,856
Anadarko Petroleum Corp. (Oil & Gas)	4,344	186,705
Analog Devices, Inc. (Semiconductors)	1,448	49,942
Anheuser-Busch Cos., Inc. (Beverages)	7,240	365,330
Apache Corp. (Oil & Gas)	2,896	204,747
Apollo Group, Inc. - Class A * (Commercial Services)	1,448	63,567
Apple Computer, Inc. * (Computers)	3,982	369,968
Applera Corp. - Applied Biosystems Group (Electronics)	1,810	53,522
Applied Materials, Inc. (Semiconductors)	4,344	79,582
Archer-Daniels-Midland Co. (Agriculture)	3,620	132,854
Autodesk, Inc. * (Software)	2,172	81,667
Automatic Data Processing, Inc. (Software)	5,068	245,291
AutoZone, Inc. * (Retail)	362	46,387
Avalonbay Communities, Inc. (REIT)	362	47,059
Avaya, Inc. * (Telecommunications)	724	8,550
Avery Dennison Corp. (Household Products/Wares)	362	23,262

See accompanying notes to the Schedules of Portfolio Investments.

Avon Products, Inc. (Cosmetics/Personal Care)	3,982	148,369
Baker Hughes, Inc. (Oil & Gas Services)	1,810	119,695
Ball Corp. (Packaging & Containers)	1,086	49,793
Bard (C.R.), Inc. (Healthcare - Products)	1,086	86,348
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,086	50,336
Baxter International, Inc. (Healthcare - Products)	6,154	324,131
Becton, Dickinson & Co. (Healthcare - Products)	2,172	167,005
Bed Bath & Beyond, Inc. * (Retail)	2,534	101,791
Best Buy Co., Inc. (Retail)	3,620	176,366
Big Lots, Inc. * (Retail)	362	11,323
Biogen Idec, Inc. * (Biotechnology)	1,810	80,328
Biomet, Inc. (Healthcare - Products)	2,172	92,288
BJ Services Co. (Oil & Gas Services)	2,896	80,798
Black & Decker Corp. (Hand/Machine Tools)	724	59,093
BMC Software, Inc. * (Software)	724	22,292
Boeing Co. (Aerospace/Defense)	3,982	354,040
Boston Scientific Corp. * (Healthcare - Products)	10,860	157,904
Broadcom Corp. - Class A * (Semiconductors)	2,172	69,656
Brown-Forman Corp. (Beverages)	724	47,465
Burlington Northern Santa Fe Corp. (Transportation)	1,448	116,463
C.H. Robinson Worldwide, Inc. (Transportation)	1,810	86,428
CA, Inc. (Software)	724	18,759
Campbell Soup Co. (Food)	2,172	84,599
Capital One Financial Corp. (Diversified Financial Services)	3,620	273,165
Cardinal Health, Inc. (Pharmaceuticals)	3,620	264,079
Carnival Corp. ADR (Leisure Time)	2,534	118,743
Caterpillar, Inc. (Machinery - Construction & Mining)	3,258	218,384
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	1,086	37,119
Celgene Corp. * (Biotechnology)	3,620	189,905
Centex Corp. (Home Builders)	724	30,249
Chesapeake Energy Corp. (Oil & Gas)	3,982	122,964
ChevronTexaco Corp. (Oil & Gas)	10,498	776,432
Chicago Mercantile Exchange (Diversified Financial Services)	362	192,751
Ciena Corp. * (Telecommunications)	362	10,118
CIGNA Corp. (Insurance)	362	51,643
Cintas Corp. (Textiles)	1,086	39,205
Cisco Systems, Inc. * (Telecommunications)	56,110	1,432,488
Citrix Systems, Inc. * (Software)	1,810	57,974
Clear Channel Communications, Inc. (Media)	2,172	76,107
Clorox Co. (Household Products/Wares)	1,448	92,223
Coach, Inc. * (Apparel)	3,258	163,063

See accompanying notes to the Schedules of Portfolio Investments.

Coca-Cola Co. (Beverages)	11,222	538,656
Cognizant Technology Solutions Corp. * (Computers)	1,448	127,815
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,706	314,314
Comcast Corp. - Special Class A * (Media)	9,050	234,848
Commerce Bancorp, Inc. (Banks)	1,810	60,418
Compass Bancshares, Inc. (Banks)	362	24,906
CONSOL Energy, Inc. (Coal)	724	28,330
Constellation Brands, Inc. * (Beverages)	1,086	23,001
Constellation Energy Group, Inc. (Electric)	1,086	94,428
Convergys Corp. * (Commercial Services)	724	18,397
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	724	32,573
Corning, Inc. * (Telecommunications)	3,982	90,551
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,792	194,843
Coventry Health Care, Inc. * (Healthcare - Services)	1,448	81,160
CVS Corp. (Retail)	8,326	284,250
D.R. Horton, Inc. (Home Builders)	2,534	55,747
Danaher Corp. (Miscellaneous Manufacturing)	2,172	155,189
Darden Restaurants, Inc. (Retail)	1,448	59,643
Dean Foods Co. * (Food)	724	33,840
Deere & Co. (Machinery-Diversified)	1,086	117,983
Dell, Inc. * (Computers)	20,996	487,317
Devon Energy Corp. (Oil & Gas)	3,982	275,634
DIRECTV Group, Inc. * (Media)	2,534	58,459
Dollar General Corp. (Retail)	1,810	38,282
Dover Corp. (Miscellaneous Manufacturing)	724	35,338
E* TRADE Financial Corp.* (Diversified Financial Services)	2,172	46,090
eBay, Inc. * (Internet)	10,860	360,009
Ecolab, Inc. (Chemicals)	1,810	77,830
Edison International (Electric)	1,448	71,140
Electronic Arts, Inc. * (Software)	2,896	145,843
Eli Lilly & Co. (Pharmaceuticals)	4,344	233,316
EMC Corp. * (Computers)	7,602	105,288
Emerson Electric Co. (Electrical Components & Equipment)	2,534	109,190
Ensco International, Inc. (Oil & Gas)	724	39,386
EOG Resources, Inc. (Oil & Gas)	2,172	154,950
Equifax, Inc. (Commercial Services)	724	26,390
Exelon Corp. (Electric)	2,896	198,984
Express Scripts, Inc. * (Pharmaceuticals)	1,086	87,662
Exxon Mobil Corp. (Oil & Gas)	53,938	4,069,623
Family Dollar Stores, Inc. (Retail)	724	21,445
Federated Investors, Inc. - Class B (Diversified Financial Services)	724	26,585
FedEx Corp. (Transportation)	1,810	194,448
Fidelity National Information Services, Inc. (Software)	1,448	65,826
First Data Corp. (Software)	7,240	194,756

See accompanying notes to the Schedules of Portfolio Investments.

Fiserv, Inc. * (Software)	1,448	76,831
Fluor Corp. (Engineering & Construction)	362	32,479
Forest Laboratories, Inc. * (Pharmaceuticals)	2,896	148,970
Fortune Brands, Inc. (Household Products/Wares)	724	57,066
Franklin Resources, Inc. (Diversified Financial Services)	724	87,481
Freddie Mac (Diversified Financial Services)	3,982	236,889
General Dynamics Corp. (Aerospace/Defense)	3,620	276,568
General Electric Co. (Miscellaneous Manufacturing)	38,372	1,356,835
General Mills, Inc. (Food)	1,448	84,303
Genzyme Corp. * (Biotechnology)	2,534	152,091
Gilead Sciences, Inc. * (Pharmaceuticals)	4,344	332,316
Google, Inc. - Class A * (Internet)	1,810	829,270
H & R Block, Inc. (Commercial Services)	2,896	60,932
Halliburton Co. (Oil & Gas Services)	5,068	160,858
Harley-Davidson, Inc. (Leisure Time)	2,534	148,873
Harman International Industries, Inc. (Home Furnishings)	724	69,562
Harrah’s Entertainment, Inc. (Lodging)	1,086	91,713
Hercules, Inc. * (Chemicals)	362	7,073
Hilton Hotels Corp. (Lodging)	2,172	78,105
Home Depot, Inc. (Retail)	18,824	691,593
Hospira, Inc. * (Pharmaceuticals)	1,448	59,223
Hudson City Bancorp, Inc. (Savings & Loans)	2,896	39,617
Humana, Inc. * (Healthcare - Services)	1,448	84,013
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,810	93,396
IMS Health, Inc. (Software)	1,810	53,685
Intel Corp. (Semiconductors)	23,892	457,054
International Business Machines Corp. (Computers)	14,118	1,330,762
International Flavors & Fragrances, Inc. (Chemicals)	724	34,187
International Game Technology (Entertainment)	3,258	131,558
Interpublic Group of Cos., Inc. * (Advertising)	1,086	13,369
Intuit, Inc. * (Software)	3,258	89,139
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,810	109,179
Jabil Circuit, Inc. (Electronics)	1,810	38,752
Janus Capital Group, Inc. (Diversified Financial Services)	724	15,139
JDS Uniphase Corp. * (Telecommunications)	362	5,513
Johnson & Johnson (Healthcare - Products)	26,788	1,614,245
Juniper Networks, Inc. * (Telecommunications)	2,172	42,745
KB Home (Home Builders)	362	15,447
Kellogg Co. (Food)	2,172	111,706

See accompanying notes to the Schedules of Portfolio Investments.

Kimberly-Clark Corp. (Household Products/Wares)	2,534	173,554
Kimco Realty Corp. (REIT)	724	35,288
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,448	28,482
KLA -Tencor Corp. (Semiconductors)	1,810	96,509
Kohls Corp. * (Retail)	2,896	221,863
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,086	94,992
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,086	78,876
Legg Mason, Inc. (Diversified Financial Services)	724	68,208
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,810	126,827
Lennar Corp. - Class A (Home Builders)	724	30,560
Lexmark International, Inc. - Class A * (Computers)	1,086	63,488
Linear Technology Corp. (Semiconductors)	1,810	57,178
Liz Claiborne, Inc. (Apparel)	1,086	46,535
Lockheed Martin Corp. (Aerospace/Defense)	1,448	140,485
Lowe’s Cos., Inc. (Retail)	14,118	444,575
LSI Logic Corp. * (Semiconductors)	1,448	15,117
M&T Bank Corp. (Banks)	362	41,930
Manor Care, Inc. (Healthcare - Services)	362	19,678
Marriott International, Inc. - Class A (Lodging)	1,810	88,618
Mattel, Inc. (Toys/Games/Hobbies)	1,448	39,921
Maxim Integrated Products, Inc. (Semiconductors)	1,810	53,214
MBIA, Inc. (Insurance)	724	47,415
McCormick & Co., Inc. (Food)	1,086	41,833
McDonald’s Corp. (Retail)	6,154	277,238
McGraw-Hill Cos., Inc. (Media)	3,258	204,863
MedImmune, Inc. * (Biotechnology)	1,086	39,520
Medtronic, Inc. (Healthcare - Products)	10,498	515,032
Mellon Financial Corp. (Banks)	1,448	62,467
Meredith Corp. (Media)	362	20,775
MetLife, Inc. (Insurance)	2,896	182,882
MGIC Investment Corp. (Insurance)	362	21,329
Microsoft Corp. (Software)	44,888	1,251,028
Millipore Corp. * (Biotechnology)	362	26,234
Molex, Inc. (Electrical Components & Equipment)	362	10,208
Monsanto Co. (Agriculture)	2,172	119,373
Monster Worldwide, Inc. * (Internet)	362	17,148
Moody’s Corp. (Commercial Services)	2,172	134,795
Murphy Oil Corp. (Oil & Gas)	1,810	96,654
Mylan Laboratories, Inc. (Pharmaceuticals)	1,810	38,263
Nabors Industries, Ltd. * ADR (Oil & Gas)	2,896	85,924
National Semiconductor Corp. (Semiconductors)	2,534	61,171
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,448	112,640

See accompanying notes to the Schedules of Portfolio Investments.

NCR Corp. * (Computers)	724	34,585
Network Appliance, Inc. * (Computers)	3,620	132,202
Newmont Mining Corp. (Mining)	4,344	182,405
News Corp. - Class A (Media)	7,240	167,389
NIKE, Inc. - Class B (Apparel)	1,810	192,331
Noble Corp. ADR (Oil & Gas)	1,086	85,446
Nordstrom, Inc. (Retail)	1,448	76,657
Norfolk Southern Corp. (Transportation)	1,448	73,269
Northern Trust Corp. (Banks)	724	43,541
Novellus Systems, Inc. * (Semiconductors)	362	11,591
Nucor Corp. (Iron/Steel)	2,896	188,616
NVIDIA Corp. * (Semiconductors)	3,258	93,765
Occidental Petroleum Corp. (Oil & Gas)	5,068	249,903
Office Depot, Inc. * (Retail)	1,448	50,883
Omnicom Group, Inc. (Advertising)	1,448	148,246
Oracle Corp. * (Software)	36,924	669,432
Pactiv Corp. * (Packaging & Containers)	1,086	36,642
Pall Corp. (Miscellaneous Manufacturing)	724	27,512
Patterson Cos., Inc. * (Healthcare - Products)	1,448	51,390
Paychex, Inc. (Commercial Services)	3,258	123,380
Peabody Energy Corp. (Coal)	724	29,134
PepsiCo, Inc. (Beverages)	15,204	966,367
Pfizer, Inc. (Pharmaceuticals)	37,286	941,845
Pitney Bowes, Inc. (Office/Business Equipment)	2,172	98,587
PMC-Sierra, Inc. * (Semiconductors)	724	5,075
Polo Ralph Lauren Corp. (Apparel)	724	63,821
Praxair, Inc. (Chemicals)	2,896	182,333
Principal Financial Group, Inc. (Insurance)	1,086	65,019
Procter & Gamble Co. (Cosmetics/Personal Care)	29,322	1,851,978
Progressive Corp. (Insurance)	7,240	157,977
Public Storage, Inc. (REIT)	362	34,271
Pulte Homes, Inc. (Home Builders)	1,086	28,736
QLogic Corp. * (Semiconductors)	1,448	24,616
Qualcomm, Inc. (Telecommunications)	15,204	648,603
Quest Diagnostics, Inc. (Healthcare - Services)	1,448	72,212
Questar Corp. (Pipelines)	724	64,588
RadioShack Corp. (Retail)	1,086	29,355
Robert Half International, Inc. (Commercial Services)	724	26,795
Rockwell Collins, Inc. (Aerospace/Defense)	1,448	96,915
Rockwell International Corp. (Machinery-Diversified)	724	43,346
SanDisk Corp. * (Computers)	2,172	95,134
Schering-Plough Corp. (Pharmaceuticals)	5,792	147,754
Schlumberger, Ltd. ADR (Oil & Gas Services)	5,068	350,199
Schwab (Diversified Financial Services)	3,982	72,831

See accompanying notes to the Schedules of Portfolio Investments.

Sealed Air Corp. (Packaging & Containers)	724	22,878
Sherwin-Williams Co. (Chemicals)	724	47,813
Sigma-Aldrich Corp. (Chemicals)	1,448	60,121
SLM Corp. (Diversified Financial Services)	3,620	148,058
Smith International, Inc. (Oil & Gas Services)	1,810	86,971
Southwest Airlines Co. (Airlines)	2,534	37,250
Sovereign Bancorp, Inc. (Savings & Loans)	1,086	27,628
Spectra Energy Corp. (Pipelines)	1,086	28,529
St. Jude Medical, Inc. * (Healthcare - Products)	3,258	122,533
Staples, Inc. (Retail)	6,878	177,728
Starbucks Corp. * (Retail)	6,878	215,694
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	724	46,951
State Street Corp. (Banks)	1,810	117,198
Stryker Corp. (Healthcare - Products)	2,896	192,063
Sun Microsystems, Inc. * (Computers)	7,602	45,688
Sunoco, Inc. (Oil & Gas)	724	50,999
Symantec Corp. * (Internet)	8,688	150,302
Synovus Financial Corp. (Banks)	1,448	46,828
Sysco Corp. (Food)	5,792	195,943
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,448	68,331
Target Corp. (Retail)	5,430	321,782
Tektronix, Inc. (Electronics)	362	10,194
Terex Corp. * (Machinery - Construction & Mining)	362	25,977
Texas Instruments, Inc. (Semiconductors)	5,430	163,443
The AES Corp. * (Electric)	6,154	132,434
The E.W. Scripps Co. - Class A (Media)	362	16,174
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,086	53,051
The Gap, Inc. (Retail)	2,534	43,610
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,448	299,200
The Hershey Co. (Food)	1,448	79,148
The Pepsi Bottling Group, Inc. (Beverages)	1,448	46,177
Thermo Electron Corp. * (Electronics)	1,810	84,618
Tiffany & Co. (Retail)	1,086	49,391
TJX Cos., Inc. (Retail)	4,344	117,114
Torchmark Corp. (Insurance)	724	47,487
Transocean Sedco Forex, Inc. * ADR (Oil & Gas)	1,086	88,726
United Parcel Service, Inc. - Class B (Transportation)	6,516	456,771
United Technologies Corp. (Aerospace/Defense)	9,412	611,780
UnitedHealth Group, Inc. (Healthcare - Services)	12,308	651,956
UST, Inc. (Agriculture)	1,086	62,966
V. F. Corp. (Apparel)	362	29,908
Valero Energy Corp. (Oil & Gas)	3,258	210,108
Varian Medical Systems, Inc. * (Healthcare - Products)	1,086	51,791

See accompanying notes to the Schedules of Portfolio Investments.

VeriSign, Inc. * (Internet)	1,086	27,280
Viacom, Inc. - Class B * (Media)	2,534	104,173
Vornado Realty Trust (REIT)	362	43,201
Vulcan Materials Co. (Building Materials)	362	42,166
W.W. Grainger, Inc. (Distribution/Wholesale)	362	27,961
Wal-Mart Stores, Inc. (Retail)	22,806	1,070,741
Walgreen Co. (Retail)	9,412	431,916
Walt Disney Co. (Media)	7,964	274,200
Waters Corp. * (Electronics)	1,086	62,988
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	362	9,568
Weatherford International, Ltd. * ADR (Oil & Gas Services)	1,810	81,631
WellPoint, Inc. * (Healthcare - Services)	2,172	176,149
Wendy’s International, Inc. (Retail)	362	11,331
Western Union Co. (Commercial Services)	3,258	71,513
Whole Foods Market, Inc. (Food)	724	32,471
Williams Cos., Inc. (Pipelines)	1,810	51,513
Wrigley (Wm.) Jr. Co. (Food)	2,172	110,620
Wyeth (Pharmaceuticals)	12,308	615,769
Xilinx, Inc. (Semiconductors)	1,448	37,257
XTO Energy, Inc. (Oil & Gas)	3,258	178,571
Yahoo!, Inc. * (Internet)	11,222	351,136
YUM! Brands, Inc. (Retail)	2,534	146,364
Zimmer Holdings, Inc. * (Healthcare - Products)	2,172	185,511

TOTAL COMMON STOCKS
(Cost $50,514,338)		57,024,694

	Principal
	Amount

Repurchase Agreements (1.1%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $646,275 (Collateralized by $661,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $659,271)	$646,000	646,000

TOTAL REPURCHASE AGREEMENTS
(Cost $646,000)		646,000

TOTAL INVESTMENT SECURITIES
(Cost $51,160,338) - 99.6% of net assets		$57,670,694

Percentages indicated are based on net assets of $57,913,415.

*	Non-income producing security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $143,050)	2	$1,305

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.3%
Aerospace/Defense	2.7%
Agriculture	2.0%
Airlines	0.1%
Apparel	0.9%
Banks	0.7%
Beverages	3.4%
Biotechnology	1.9%
Building Materials	0.2%
Chemicals	0.7%
Coal	0.1%
Commercial Services	0.9%
Computers	4.9%
Cosmetics/Personal Care	4.1%
Distribution/Wholesale	NM
Diversified Financial Services	4.4%
Electric	0.9%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	1.3%
Hand/Machine Tools	0.1%
Healthcare - Products	6.1%
Healthcare - Services	2.0%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	4.2%
Internet	3.2%
Iron/Steel	0.4%
Leisure Time	0.5%
Lodging	0.5%
Machinery - Construction & Mining	0.4%
Machinery - Diversified	0.3%
Media	2.0%
Mining	0.3%
Miscellaneous Manufacturing	3.7%
Office/Business Equipment	0.2%
Oil & Gas	11.9%
Oil & Gas Services	1.7%
Packaging & Containers	0.2%
Pharmaceuticals	6.2%
Pipelines	0.2%
Real Estate	0.1%
Real Estate Investment Trust	0.3%
Retail	8.9%
Savings & Loans	0.1%
Semiconductors	2.3%
Software	5.5%
Telecommunications	3.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	1.1%

**	Includes any non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Value

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (99.6%)
3Com Corp. * (Telecommunications)	94,605	$369,906
Acxiom Corp. (Software)	16,218	346,903
Adesa, Inc. (Commercial Services)	14,416	398,314
ADTRAN, Inc. (Telecommunications)	9,010	219,394
Advanced Medical Optics, Inc. * (Healthcare - Products)	14,416	536,275
Advent Software, Inc. * (Software)	2,703	94,254
AGCO Corp. * (Machinery-Diversified)	21,624	799,439
AGL Resources, Inc. (Gas)	18,921	808,305
Airgas, Inc. (Chemicals)	7,208	303,817
Alaska Air Group, Inc. * (Airlines)	9,911	377,609
Albemarle Corp. (Chemicals)	7,208	297,979
Alberto-Culver Co. (Cosmetics/Personal Care)	9,010	206,149
Alexander & Baldwin, Inc. (Transportation)	9,911	499,911
Alliant Energy Corp. (Electric)	27,931	1,251,868
AMB Property Corp. (REIT)	23,426	1,377,215
American Financial Group, Inc. (Insurance)	16,218	552,061
American Greetings Corp. - Class A (Household Products/Wares)	14,416	334,595
AmeriCredit Corp. * (Diversified Financial Services)	27,931	638,503
Andrew Corp. * (Telecommunications)	37,842	400,747
AnnTaylor Stores Corp. * (Retail)	7,208	279,526
Aqua America, Inc. (Water)	15,317	343,867
Aquila, Inc. * (Electric)	89,199	372,852
Arch Coal, Inc. (Coal)	22,525	691,292
Arrow Electronics, Inc. * (Electronics)	28,832	1,088,408
Arthur J. Gallagher & Co. (Insurance)	10,812	306,304
ArvinMeritor, Inc. (Auto Parts & Equipment)	17,119	312,422
Associated Banc-Corp (Banks)	31,535	1,059,577
Astoria Financial Corp. (Savings & Loans)	20,723	551,024
Atmel Corp. * (Semiconductors)	74,783	376,158
Avis Budget Group, Inc. * (Commercial Services)	24,327	664,614
Avnet, Inc. * (Electronics)	30,634	1,107,112
Avocent Corp. * (Internet)	7,208	194,400
Bandag, Inc. (Auto Parts & Equipment)	2,703	137,015
Bank of Hawaii Corp. (Banks)	11,713	621,140
Barnes & Noble, Inc. (Retail)	7,208	284,356
Beazer Homes USA, Inc. (Home Builders)	9,010	261,561
Beckman Coulter, Inc. (Healthcare - Products)	4,505	287,824
Belo Corp. - Class A (Media)	20,723	386,898
BJ’s Wholesale Club, Inc. * (Retail)	15,317	518,174

See accompanying notes to the Schedules of Portfolio Investments.

Black Hills Corp. (Electric)	8,109	298,168
Blyth, Inc. (Household Products/Wares)	2,703	57,060
Bob Evans Farms, Inc. (Retail)	9,010	332,920
Borders Group, Inc. (Retail)	14,416	294,375
BorgWarner, Inc. (Auto Parts & Equipment)	13,515	1,019,301
Bowater, Inc. (Forest Products & Paper)	13,515	321,927
Boyd Gaming Corp. (Lodging)	5,406	257,542
Broadridge Financial Solutions LLC. * (Diversified Financial Services)	14,416	283,995
Cabot Corp. (Chemicals)	15,317	731,080
Cadence Design Systems, Inc. * (Computers)	44,149	929,777
Callaway Golf Co. (Leisure Time)	14,416	227,196
Cameron International Corp. * (Oil & Gas Services)	12,614	792,032
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	9,010	386,799
Carmax, Inc. * (Retail)	21,624	530,653
Cathay Bancorp, Inc. (Banks)	5,406	183,696
CBRL Group, Inc. (Retail)	2,703	125,149
Ceridian Corp. * (Computers)	18,921	659,208
Charles River Laboratories International, Inc. * (Biotechnology)	6,307	291,762
Charming Shoppes, Inc. * (Retail)	16,218	210,023
CheckFree Corp. * (Internet)	11,713	434,435
Chemtura Corp. (Chemicals)	57,664	630,268
Cimarex Energy Co. (Oil & Gas)	7,208	266,840
Cincinnati Bell, Inc. * (Telecommunications)	33,337	156,684
City National Corp. (Banks)	5,406	397,882
Claire’s Stores, Inc. (Retail)	9,010	289,401
Coldwater Creek, Inc. * (Retail)	5,406	109,634
Commscope, Inc. * (Telecommunications)	9,911	425,182
Con-way, Inc. (Transportation)	10,812	538,870
Crane Co. (Miscellaneous Manufacturing)	8,109	327,766
Cullen/Frost Bankers, Inc. (Banks)	9,010	471,493
Cypress Semiconductor Corp. * (Semiconductors)	29,733	551,547
Cytec Industries, Inc. (Chemicals)	9,911	557,395
Deluxe Corp. (Commercial Services)	12,614	422,947
Diebold, Inc. (Computers)	8,109	386,880
DPL, Inc. (Electric)	27,030	840,363
DRS Technologies, Inc. (Aerospace/Defense)	6,307	329,036
Duquesne Light Holdings, Inc. (Electric)	20,723	410,108
Dycom Industries, Inc. * (Engineering & Construction)	9,911	258,281
Edwards (A.G.), Inc. (Diversified Financial Services)	18,020	1,246,624
Encore Acquisition Co. * (Oil & Gas)	3,604	87,181
Energy East Corp. (Electric)	35,139	855,986
F5 Networks, Inc. * (Internet)	4,505	300,393
Fairchild Semiconductor International, Inc. * (Semiconductors)	28,832	482,071

See accompanying notes to the Schedules of Portfolio Investments.

Federal Signal Corp. (Miscellaneous Manufacturing)	11,713	181,786
Ferro Corp. (Chemicals)	9,911	214,177
Fidelity National Title Group, Inc. - Class A (Insurance)	52,258	1,254,715
First American Financial Corp. (Insurance)	23,426	1,188,167
First Niagara Financial Group, Inc. (Savings & Loans)	26,129	363,454
FirstMerit Corp. (Banks)	18,921	399,422
Florida Rock Industries, Inc. (Building Materials)	4,505	303,141
Flowserve Corp. (Machinery-Diversified)	6,307	360,697
FMC Corp. (Chemicals)	9,010	679,624
Foot Locker, Inc. (Retail)	36,941	869,960
Forest Oil Corp. * (Oil & Gas)	13,515	450,996
Furniture Brands International, Inc. (Home Furnishings)	11,713	184,831
Gartner Group, Inc. * (Commercial Services)	5,406	129,474
GATX Corp. (Trucking & Leasing)	12,614	602,949
Gentex Corp. (Electronics)	9,911	161,054
Glatfelter (Forest Products & Paper)	10,812	161,207
Granite Construction, Inc. (Engineering & Construction)	3,604	199,157
Grant Prideco, Inc. * (Oil & Gas Services)	12,614	628,682
Great Plains Energy, Inc. (Electric)	18,921	613,986
Greater Bay Bancorp (Banks)	12,614	339,190
Hanesbrands, Inc. * (Apparel)	14,416	423,686
Hanover Compressor Co. * (Oil & Gas Services)	24,327	541,276
Hanover Insurance Group, Inc. (Insurance)	12,614	581,758
Harris Corp. (Telecommunications)	10,812	550,871
Harsco Corp. (Miscellaneous Manufacturing)	19,822	889,215
Hawaiian Electric Industries, Inc. (Electric)	19,822	515,174
Health Net, Inc. * (Healthcare - Services)	9,010	484,828
Helmerich & Payne, Inc. (Oil & Gas)	16,218	492,054
Herman Miller, Inc. (Office Furnishings)	8,109	271,570
Highwoods Properties, Inc. (REIT)	13,515	533,707
Hillenbrand Industries, Inc. (Healthcare - Products)	9,911	588,416
HNI Corp. (Office Furnishings)	6,307	289,681
Horace Mann Educators Corp. (Insurance)	9,911	203,671
Hormel Foods Corp. (Food)	8,109	301,574
Hospitality Properties Trust (REIT)	20,723	969,836
Hubbell, Inc. - Class B (Electrical Components & Equipment)	14,416	695,428
IDACORP, Inc. (Electric)	9,911	335,388
Imation Corp. (Computers)	5,406	218,294
IndyMac Bancorp, Inc. (Diversified Financial Services)	7,208	231,016
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	33,337	643,738

See accompanying notes to the Schedules of Portfolio Investments.

Integrated Device Technology, Inc. * (Semiconductors)	36,941	569,630
International Rectifier Corp. * (Semiconductors)	9,010	344,272
Intersil Corp. - Class A (Semiconductors)	33,337	883,098
Intuitive Surgical, Inc. * (Healthcare - Products)	4,505	547,673
J.B. Hunt Transport Services, Inc. (Transportation)	11,713	307,349
Jefferies Group, Inc. (Diversified Financial Services)	10,812	313,007
JetBlue Airways Corp. * (Airlines)	23,426	269,633
JM Smucker Co. (Food)	13,515	720,619
Joy Global, Inc. (Machinery - Construction & Mining)	16,218	695,752
Kelly Services, Inc. - Class A (Commercial Services)	5,406	174,073
KEMET Corp. * (Electronics)	20,723	158,531
Kennametal, Inc. (Hand/Machine Tools)	9,010	609,166
Korn/Ferry International * (Commercial Services)	7,208	165,352
Lam Research Corp. * (Semiconductors)	16,218	767,760
Lancaster Colony Corp. (Miscellaneous Manufacturing)	5,406	238,891
Lattice Semiconductor Corp. * (Semiconductors)	21,624	126,500
Laureate Education, Inc. * (Commercial Services)	7,208	425,056
Lear Corp. * (Auto Parts & Equipment)	16,218	592,119
Lee Enterprises, Inc. (Media)	10,812	324,901
Liberty Property Trust (REIT)	21,624	1,053,521
LifePoint Hospitals, Inc. * (Healthcare - Services)	4,505	172,181
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	5,406	321,981
Longview Fibre Co. (Forest Products & Paper)	15,317	377,258
Louisiana-Pacific Corp. (Forest Products & Paper)	25,228	506,074
Lubrizol Corp. (Chemicals)	16,218	835,714
Lyondell Chemical Co. (Chemicals)	50,456	1,512,166
M.D.C. Holdings, Inc. (Home Builders)	3,604	173,244
Mack-Cali Realty Corp. (REIT)	15,317	729,549
Manpower, Inc. (Commercial Services)	20,723	1,528,735
Martek Biosciences Corp. * (Biotechnology)	2,703	55,736
Martin Marietta Materials (Building Materials)	5,406	730,892
MDU Resources Group, Inc. (Electric)	27,030	776,842
Media General, Inc. - Class A (Media)	5,406	206,293
MEMC Electronic Materials, Inc. * (Semiconductors)	16,218	982,487

See accompanying notes to the Schedules of Portfolio Investments.

Mentor Graphics Corp. * (Computers)	10,812	176,668
Mercury General Corp. (Insurance)	8,109	430,101
Micrel, Inc. * (Semiconductors)	8,109	89,361
Microchip Technology, Inc. (Semiconductors)	23,426	832,326
Millennium Pharmaceuticals, Inc. * (Biotechnology)	47,753	542,473
Minerals Technologies, Inc. (Chemicals)	2,703	168,018
Modine Manufacturing Co. (Auto Parts & Equipment)	8,109	185,696
Mohawk Industries, Inc. * (Textiles)	4,505	369,635
Moneygram International, Inc. (Software)	10,812	300,141
MPS Group, Inc. * (Commercial Services)	24,327	344,227
MSC Industrial Direct Co. - Class A (Retail)	6,307	294,411
National Fuel Gas Co. (Pipelines)	19,822	857,500
National Instruments Corp. (Computers)	6,307	165,433
Navigant Consulting Co. * (Commercial Services)	7,208	142,430
Netflix, Inc. * (Internet)	9,010	208,942
NeuStar, Inc. * (Telecommunications)	7,208	204,996
New Plan Excel Realty Trust, Inc. (REIT)	24,327	803,521
New York Community Bancorp (Savings & Loans)	28,832	507,155
Newport Corp. * (Telecommunications)	9,911	162,243
Noble Energy, Inc. (Oil & Gas)	10,812	644,936
Nordson Corp. (Machinery-Diversified)	5,406	251,163
Northeast Utilities System (Electric)	36,941	1,210,557
NSTAR (Electric)	25,228	886,007
OGE Energy Corp. (Electric)	21,624	839,011
Ohio Casualty Corp. (Insurance)	14,416	431,759
Old Republic International Corp. (Insurance)	54,961	1,215,737
Olin Corp. (Chemicals)	17,119	289,996
Omnicare, Inc. (Pharmaceuticals)	9,911	394,161
ONEOK, Inc. (Gas)	26,129	1,175,805
OSI Restaurant Partners, Inc. (Retail)	6,307	249,127
Overseas Shipholding Group, Inc. (Transportation)	7,208	451,221
Packaging Corp. of America (Packaging & Containers)	19,822	483,657
Palm, Inc. * (Computers)	25,228	457,384
Parametric Technology Corp. * (Software)	18,921	361,201
Payless ShoeSource, Inc. * (Retail)	9,010	299,132
PDL BioPharma, Inc. * (Biotechnology)	13,515	293,276
Pentair, Inc. (Miscellaneous Manufacturing)	23,426	729,954
Pepco Holdings, Inc. (Electric)	45,951	1,333,499
PepsiAmericas, Inc. (Beverages)	14,416	321,765
Perrigo Co. (Pharmaceuticals)	18,020	318,233
Phillips-Van Heusen Corp. (Apparel)	8,109	476,809

See accompanying notes to the Schedules of Portfolio Investments.

Plains Exploration & Production Co. * (Oil & Gas)	9,911	447,383
PMI Group, Inc. (Insurance)	10,812	488,919
PNM Resources, Inc. (Electric)	18,020	582,046
Polycom, Inc. * (Telecommunications)	9,911	330,334
Potlatch Corp. (Forest Products & Paper)	9,010	412,478
Powerwave Technologies, Inc. * (Telecommunications)	30,634	174,307
Precision Castparts Corp. (Metal Fabricate/Hardware)	14,416	1,499,985
Pride International, Inc. * (Oil & Gas)	27,030	813,602
Protective Life Corp. (Insurance)	17,119	753,921
Psychiatric Solutions, Inc. * (Healthcare - Services)	8,109	326,874
Puget Energy, Inc. (Electric)	27,931	717,268
Quanta Services, Inc. * (Commercial Services)	20,723	522,634
Radian Group, Inc. (Insurance)	6,307	346,128
Raymond James Financial Corp. (Diversified Financial Services)	11,713	348,579
Rayonier, Inc. (Forest Products & Paper)	18,020	774,859
Regency Centers Corp. (REIT)	16,218	1,355,014
Regis Corp. (Retail)	4,505	181,867
Reliance Steel & Aluminum Co. (Iron/Steel)	9,911	479,692
Rent-A-Center, Inc. * (Commercial Services)	7,208	201,680
Republic Services, Inc. (Environmental Control)	16,218	451,185
RF Micro Devices, Inc. * (Telecommunications)	25,228	157,170
RPM, Inc. (Chemicals)	28,832	666,019
Ruddick Corp. (Food)	9,010	271,021
Saks, Inc. (Retail)	33,337	694,742
SCANA Corp. (Electric)	27,931	1,205,781
Scholastic Corp. * (Media)	6,307	196,148
Semtech Corp. * (Semiconductors)	9,010	121,455
Sensient Technologies Corp. (Chemicals)	10,812	278,733
Sequa Corp. - Class A * (Aerospace/Defense)	1,802	215,826
Sierra Pacific Resources * (Electric)	53,159	923,903
Smithfield Foods, Inc. * (Food)	23,426	701,609
Sonoco Products Co. (Packaging & Containers)	23,426	880,349
Sotheby’s (Commercial Services)	9,010	400,765
SPX Corp. (Miscellaneous Manufacturing)	8,109	569,252
StanCorp Financial Group, Inc. (Insurance)	5,406	265,813
STERIS Corp. (Healthcare - Products)	6,307	167,514
SVB Financial Group * (Banks)	3,604	175,118
Swift Transportation Co., Inc. * (Transportation)	6,307	196,526
Sybase, Inc. * (Software)	11,713	296,105
Synopsys, Inc. * (Computers)	18,020	472,665
TCF Financial Corp. (Banks)	13,515	356,255
Tech Data Corp. * (Distribution/Wholesale)	12,614	451,707

See accompanying notes to the Schedules of Portfolio Investments.

Teleflex, Inc. (Miscellaneous Manufacturing)	5,406	367,986
Telephone & Data Systems, Inc. (Telecommunications)	25,228	1,504,093
The Brink’s Co. (Miscellaneous Manufacturing)	5,406	343,011
The Colonial BancGroup, Inc. (Banks)	36,941	914,290
The Macerich Co. (REIT)	17,119	1,581,112
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	5,406	238,026
Thomas & Betts Corp. * (Electronics)	9,010	439,868
Tidewater, Inc. (Oil & Gas Services)	13,515	791,709
Timken Co. (Metal Fabricate/Hardware)	22,525	682,733
Tootsie Roll Industries, Inc. (Food)	3,604	108,012
Transaction Systems Architect, Inc. * (Software)	3,604	116,734
Triad Hospitals, Inc. * (Healthcare - Services)	9,911	517,849
Trinity Industries, Inc. (Miscellaneous Manufacturing)	18,921	793,168
TriQuint Semiconductor, Inc. * (Semiconductors)	32,436	162,180
Tupperware Corp. (Household Products/Wares)	14,416	359,392
UDR, Inc. (REIT)	32,436	993,190
United Rentals, Inc. * (Commercial Services)	16,218	445,995
Unitrin, Inc. (Insurance)	9,911	466,511
Universal Corp. (Agriculture)	6,307	386,934
UTStarcom, Inc. * (Telecommunications)	9,911	82,162
Valeant Pharmaceuticals International (Pharmaceuticals)	22,525	389,457
Valspar Corp. (Chemicals)	12,614	351,048
ValueClick, Inc. * (Internet)	12,614	329,604
Varian, Inc. * (Electronics)	2,703	157,477
VCA Antech, Inc. * (Pharmaceuticals)	9,911	359,868
Vectren Corp. (Gas)	18,020	515,372
Vertex Pharmaceuticals, Inc. * (Biotechnology)	18,020	505,281
Vishay Intertechnology, Inc. * (Electronics)	44,149	617,203
Washington Federal, Inc. (Savings & Loans)	20,723	486,162
Washington Post Co. - Class B (Media)	901	687,913
Webster Financial Corp. (Banks)	13,515	648,855
Weingarten Realty Investors (REIT)	18,020	857,031
WellCare Health Plans, Inc. * (Healthcare - Services)	2,703	230,431
Werner Enterprises, Inc. (Transportation)	11,713	212,825
Westamerica Bancorp (Banks)	3,604	173,605
Westar Energy, Inc. (Electric)	20,723	570,297
Westwood One, Inc. (Media)	17,119	117,608
WGL Holdings, Inc. (Gas)	11,713	374,582
Wilmington Trust Corp. (Banks)	16,218	683,913
Wind River Systems, Inc. * (Software)	12,614	125,383

See accompanying notes to the Schedules of Portfolio Investments.

Wisconsin Energy Corp. (Electric)	27,931	1,355,213
Worthington Industries, Inc. (Metal Fabricate/Hardware)	17,119	352,309
YRC Worldwide, Inc. * (Transportation)	13,515	543,573

TOTAL COMMON STOCKS (Cost $116,713,704)		138,324,466

	Principal
	Amount

Repurchase Agreements (0.2%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $284,121 (Collateralized by $291,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $290,239)	$284,000	284,000

TOTAL REPURCHASE AGREEMENTS (Cost $284,000)		284,000

TOTAL INVESTMENT SECURITIES (Cost $116,997,704) - 99.8% of net assets		$138,608,466

Percentages indicated are based on net assets of $138,833,413.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $171,120)	2	$ 2,403

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Aerospace/Defense	0.4%
Agriculture	0.3%
Airlines	0.5%
Apparel	0.6%
Auto Parts & Equipment	1.6%
Banks	4.6%
Beverages	0.2%
Biotechnology	1.2%
Building Materials	0.7%
Chemicals	5.4%
Coal	0.5%
Commercial Services	4.3%
Computers	2.5%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.2%
Electric	11.5%
Electrical Components & Equipment	0.5%
Electronics	2.7%
Engineering & Construction	0.3%
Environmental Control	0.3%
Food	1.5%
Forest Products & Paper	1.8%
Gas	2.1%
Hand/Machine Tools	0.7%
Healthcare-Products	1.5%
Healthcare-Services	1.2%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.7%
Insurance	6.2%
Internet	1.1%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.2%
Machinery-Construction & Mining	0.5%

See accompanying notes to the Schedules of Portfolio Investments.

Machinery-Diversified	1.0%
Media	1.4%
Metal Fabricate/Hardware	1.8%
Miscellaneous Manufacturing	3.5%
Office Furnishings	0.4%
Oil & Gas	2.3%
Oil & Gas Services	2.0%
Packaging & Containers	1.0%
Pharmaceuticals	1.1%
Pipelines	0.6%
Real Estate Investment Trust	7.5%
Retail	4.0%
Savings & Loans	1.4%
Semiconductors	4.5%
Software	1.2%
Telecommunications	3.4%
Textiles	0.3%
Transportation	2.0%
Trucking & Leasing	0.4%
Water	0.2%
Other**	0.2%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Growth

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (99.8%)
99 Cents Only Stores * (Retail)	4,500	$66,285
Activision, Inc. * (Software)	24,500	464,030
Adesa, Inc. (Commercial Services)	3,000	82,890
ADTRAN, Inc. (Telecommunications)	2,500	60,875
Advance Auto Parts, Inc. (Retail)	10,500	404,775
Advent Software, Inc. * (Software)	1,000	34,870
Aeropostale, Inc. * (Retail)	5,000	201,150
Affymetrix, Inc. * (Biotechnology)	6,500	195,455
Airgas, Inc. (Chemicals)	4,500	189,675
AirTran Holdings, Inc. * (Airlines)	9,000	92,430
Albemarle Corp. (Chemicals)	5,000	206,700
Alberto-Culver Co. (Cosmetics/Personal Care)	4,000	91,520
Alliance Data Systems Corp. * (Commercial Services)	6,500	400,530
Alliant Techsystems, Inc. * (Aerospace/Defense)	3,000	263,760
American Eagle Outfitters, Inc. (Retail)	19,500	584,805
Ametek, Inc. (Electrical Components & Equipment)	10,500	362,670
Amphenol Corp. - Class A (Electronics)	8,500	548,845
AnnTaylor Stores Corp. * (Retail)	4,000	155,120
Applebee’s International, Inc. (Retail)	7,000	173,460
Apria Healthcare Group, Inc. * (Healthcare - Services)	4,000	129,000
Aqua America, Inc. (Water)	6,500	145,925
Arch Coal, Inc. (Coal)	4,500	138,105
Arthur J. Gallagher & Co. (Insurance)	5,500	155,815
Atmel Corp. * (Semiconductors)	11,500	57,845
Avocent Corp. * (Internet)	2,000	53,940
Barnes & Noble, Inc. (Retail)	2,000	78,900
Beckman Coulter, Inc. (Healthcare - Products)	4,500	287,505
Blyth, Inc. (Household Products/Wares)	1,500	31,665
Boyd Gaming Corp. (Lodging)	2,000	95,280
Brinker International, Inc. (Retail)	12,000	392,400
Broadridge Financial Solutions LLC. * (Diversified Financial Services)	7,500	147,750
Brown & Brown, Inc. (Insurance)	11,000	297,220
Cadence Design Systems, Inc. * (Computers)	9,000	189,540
Cameron International Corp. * (Oil & Gas Services)	6,000	376,740
Career Education Corp. * (Commercial Services)	9,000	274,500
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,000	128,790
Carmax, Inc. * (Retail)	12,000	294,480
Catalina Marketing Corp. (Advertising)	3,500	110,530

See accompanying notes to the Schedules of Portfolio Investments.

Cathay Bancorp, Inc. (Banks)	2,500	84,950
CBRL Group, Inc. (Retail)	2,000	92,600
CDW Corp. (Distribution/Wholesale)	6,000	368,580
Cephalon, Inc. * (Pharmaceuticals)	6,000	427,260
Ceridian Corp. * (Computers)	5,500	191,620
Cerner Corp. * (Software)	6,500	353,925
Charles River Laboratories International, Inc. * (Biotechnology)	4,000	185,040
Charming Shoppes, Inc. * (Retail)	5,500	71,225
CheckFree Corp. * (Internet)	3,500	129,815
Cheesecake Factory, Inc. * (Retail)	7,500	199,875
Chico’s FAS, Inc. * (Retail)	17,000	415,310
Choicepoint, Inc. * (Commercial Services)	8,000	299,440
Church & Dwight, Inc. (Household Products/Wares)	6,500	327,275
Cimarex Energy Co. (Oil & Gas)	5,000	185,100
Cincinnati Bell, Inc. * (Telecommunications)	10,500	49,350
City National Corp. (Banks)	2,000	147,200
Claire’s Stores, Inc. (Retail)	5,500	176,660
Coldwater Creek, Inc. * (Retail)	3,500	70,980
Commercial Metals Co. (Metal Fabricate/Hardware)	11,500	360,525
Commscope, Inc. * (Telecommunications)	1,500	64,350
Community Health Systems, Inc. * (Healthcare - Services)	9,500	334,875
Copart, Inc. * (Retail)	7,000	196,070
Corinthian Colleges, Inc. * (Commercial Services)	8,500	116,875
Covance, Inc. * (Healthcare - Services)	6,000	356,040
Crane Co. (Miscellaneous Manufacturing)	1,500	60,630
Cree Research, Inc. * (Semiconductors)	7,500	123,450
CSG Systems International, Inc. * (Software)	4,500	112,590
Cullen/Frost Bankers, Inc. (Banks)	2,000	104,660
Cypress Semiconductor Corp. * (Semiconductors)	4,000	74,200
CYTYC Corp. * (Healthcare - Products)	11,000	376,310
Denbury Resources, Inc. * (Oil & Gas)	11,500	342,585
DENTSPLY International, Inc. (Healthcare - Products)	15,000	491,250
DeVry, Inc. (Commercial Services)	6,000	176,100
Dick’s Sporting Goods, Inc. * (Retail)	3,500	203,910
Diebold, Inc. (Computers)	3,500	166,985
Dollar Tree Stores, Inc. * (Retail)	10,000	382,400
Donaldson Co., Inc. (Miscellaneous Manufacturing)	7,000	252,700
DRS Technologies, Inc. (Aerospace/Defense)	1,500	78,255
DST Systems, Inc. * (Computers)	5,500	413,600
Dun & Bradstreet Corp. (Software)	6,000	547,200
Eaton Vance Corp. (Diversified Financial Services)	12,500	445,500
Edwards Lifesciences Corp. * (Healthcare - Products)	5,500	278,850

See accompanying notes to the Schedules of Portfolio Investments.

Encore Acquisition Co. * (Oil & Gas)	3,500	84,665
Energizer Holdings, Inc. * (Electrical Components & Equipment)	5,500	469,315
Entercom Communications Corp. (Media)	2,500	70,450
Equitable Resources, Inc. (Pipelines)	12,000	579,840
Everest Re Group, Ltd. ADR(Insurance)	6,500	625,105
Expeditors International of Washington, Inc. (Transportation)	21,000	867,720
F5 Networks, Inc. * (Internet)	2,000	133,360
Fair Isaac Corp. (Software)	5,500	212,740
Fastenal Co. (Distribution/Wholesale)	12,000	420,600
Florida Rock Industries, Inc. (Building Materials)	3,000	201,870
Flowserve Corp. (Machinery-Diversified)	3,000	171,570
FMC Technologies, Inc. * (Oil & Gas Services)	6,500	453,440
Frontier Oil Corp. (Oil & Gas)	10,500	342,720
GameStop Corp. * (Retail)	15,000	488,550
Gartner Group, Inc. * (Commercial Services)	3,000	71,850
Gen-Probe, Inc. * (Healthcare - Products)	5,000	235,400
Gentex Corp. (Electronics)	10,000	162,500
Global Payments, Inc. (Software)	7,000	238,420
Graco, Inc. (Machinery-Diversified)	6,500	254,540
Granite Construction, Inc. (Engineering & Construction)	1,500	82,890
Grant Prideco, Inc. * (Oil & Gas Services)	7,000	348,880
Hanesbrands, Inc. * (Apparel)	3,500	102,865
Hansen Natural Corp. * (Beverages)	6,000	227,280
Harris Corp. (Telecommunications)	9,000	458,550
Harte-Hanks, Inc. (Advertising)	4,500	124,155
HCC Insurance Holdings, Inc. (Insurance)	11,000	338,800
Health Management Associates, Inc. - Class A (Healthcare - Services)	23,500	255,445
Health Net, Inc. * (Healthcare - Services)	7,500	403,575
Helmerich & Payne, Inc. (Oil & Gas)	3,500	106,190
Henry Schein, Inc. * (Healthcare - Products)	8,500	469,030
Herman Miller, Inc. (Office Furnishings)	3,000	100,470
Hillenbrand Industries, Inc. (Healthcare - Products)	2,000	118,740
HNI Corp. (Office Furnishings)	2,000	91,860
Hormel Foods Corp. (Food)	4,000	148,760
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	3,500	88,060
Imation Corp. (Computers)	1,000	40,380
IndyMac Bancorp, Inc. (Diversified Financial Services)	4,000	128,200
Integrated Device Technology, Inc. * (Semiconductors)	4,500	69,390
International Rectifier Corp. * (Semiconductors)	3,500	133,735

See accompanying notes to the Schedules of Portfolio Investments.

International Speedway Corp. (Entertainment)	3,500	180,950
Intuitive Surgical, Inc. * (Healthcare - Products)	2,000	243,140
Investors Financial Services Corp. (Banks)	6,500	377,975
Invitrogen Corp. * (Biotechnology)	4,500	286,425
ITT Educational Services, Inc. * (Commercial Services)	3,000	244,470
J.B. Hunt Transport Services, Inc. (Transportation)	5,500	144,320
Jack Henry & Associates, Inc. (Computers)	7,500	180,375
Jacobs Engineering Group, Inc. * (Engineering & Construction)	12,000	559,800
Jefferies Group, Inc. (Diversified Financial Services)	5,500	159,225
JetBlue Airways Corp. * (Airlines)	7,500	86,325
John Wiley & Sons, Inc. (Media)	4,500	169,920
Joy Global, Inc. (Machinery - Construction & Mining)	5,000	214,500
Korn/Ferry International * (Commercial Services)	1,000	22,940
Lam Research Corp. * (Semiconductors)	7,000	331,380
Lattice Semiconductor Corp. * (Semiconductors)	2,500	14,625
Laureate Education, Inc. * (Commercial Services)	2,000	117,940
Leucadia National Corp. (Holding Companies - Diversified)	16,000	470,720
LifePoint Hospitals, Inc. * (Healthcare - Services)	3,500	133,770
Lincare Holdings, Inc. * (Healthcare - Services)	9,000	329,850
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,000	119,120
M.D.C. Holdings, Inc. (Home Builders)	2,000	96,140
Macrovision Corp. * (Entertainment)	5,000	125,250
Martek Biosciences Corp. * (Biotechnology)	2,000	41,240
Martin Marietta Materials (Building Materials)	2,000	270,400
McAfee, Inc. * (Internet)	15,500	450,740
MDU Resources Group, Inc. (Electric)	6,500	186,810
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	5,500	169,510
MEMC Electronic Materials, Inc. * (Semiconductors)	9,500	575,510
Mentor Graphics Corp. * (Computers)	3,500	57,190
Micrel, Inc. * (Semiconductors)	2,000	22,040
Microchip Technology, Inc. (Semiconductors)	11,500	408,595
Millennium Pharmaceuticals, Inc. * (Biotechnology)	10,000	113,600
Mine Safety Appliances Co. (Environmental Control)	3,000	126,180
Minerals Technologies, Inc. (Chemicals)	500	31,080

See accompanying notes to the Schedules of Portfolio Investments.

Mohawk Industries, Inc. * (Textiles)	3,000	246,150
Moneygram International, Inc. (Software)	3,500	97,160
MSC Industrial Direct Co. - Class A (Retail)	3,000	140,040
National Instruments Corp. (Computers)	3,000	78,690
Navigant Consulting Co. * (Commercial Services)	2,500	49,400
Netflix, Inc. * (Internet)	2,000	46,380
NeuStar, Inc. * (Telecommunications)	3,000	85,320
New York Community Bancorp (Savings & Loans)	13,500	237,465
Newfield Exploration Co. * (Oil & Gas)	12,500	521,375
Noble Energy, Inc. (Oil & Gas)	12,500	745,625
Nordson Corp. (Machinery-Diversified)	1,000	46,460
Nuveen Investments - Class A (Diversified Financial Services)	7,500	354,750
O’Reilly Automotive, Inc. * (Retail)	11,000	364,100
Omnicare, Inc. (Pharmaceuticals)	7,500	298,275
Oshkosh Truck Corp. (Auto Manufacturers)	7,000	371,000
OSI Restaurant Partners, Inc. (Retail)	4,500	177,750
Pacific Sunwear of California, Inc. * (Retail)	7,000	145,810
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,500	87,920
Parametric Technology Corp. * (Software)	3,000	57,270
Patterson-UTI Energy, Inc. (Oil & Gas)	15,500	347,820
Payless ShoeSource, Inc. * (Retail)	2,500	83,000
PDL BioPharma, Inc. * (Biotechnology)	5,500	119,350
Petsmart, Inc. (Retail)	13,000	428,480
Pharmaceutical Product Development, Inc. (Commercial Services)	10,000	336,900
Phillips-Van Heusen Corp. (Apparel)	2,000	117,600
Pioneer Natural Resources Co. (Oil & Gas)	12,000	517,320
Plains Exploration & Production Co. * (Oil & Gas)	3,500	157,990
Plantronics, Inc. (Telecommunications)	4,500	106,290
PMI Group, Inc. (Insurance)	4,000	180,880
Pogo Producing Co. (Oil & Gas)	5,500	264,550
Polycom, Inc. * (Telecommunications)	4,500	149,985
Precision Castparts Corp. (Metal Fabricate/Hardware)	7,500	780,375
Pride International, Inc. * (Oil & Gas)	5,000	150,500
Psychiatric Solutions, Inc. * (Healthcare - Services)	2,000	80,620
Quanta Services, Inc. * (Commercial Services)	3,000	75,660
Quicksilver Resources, Inc. * (Oil & Gas)	5,500	218,735
Radian Group, Inc. (Insurance)	5,000	274,400

See accompanying notes to the Schedules of Portfolio Investments.

Raymond James Financial Corp. (Diversified Financial Services)	4,000	119,040
Regis Corp. (Retail)	2,500	100,925
Reliance Steel & Aluminum Co. (Iron/Steel)	2,500	121,000
Rent-A-Center, Inc. * (Commercial Services)	4,000	111,920
Republic Services, Inc. (Environmental Control)	9,500	264,290
ResMed, Inc. * (Healthcare - Products)	7,500	377,775
RF Micro Devices, Inc. * (Telecommunications)	8,500	52,955
Rollins, Inc. (Commercial Services)	3,000	69,030
Roper Industries, Inc. (Miscellaneous Manufacturing)	8,500	466,480
Ross Stores, Inc. (Retail)	13,500	464,400
Ruby Tuesday, Inc. (Retail)	5,500	157,300
Scientific Games Corp. - Class A * (Entertainment)	6,500	213,395
SEI Investments Co. (Software)	6,000	361,380
Semtech Corp. * (Semiconductors)	3,500	47,180
Sepracor, Inc. * (Pharmaceuticals)	10,500	489,615
Silicon Laboratories, Inc. * (Semiconductors)	5,500	164,560
Sotheby’s (Commercial Services)	2,000	88,960
Southwestern Energy Co. * (Oil & Gas)	16,500	676,170
SPX Corp. (Miscellaneous Manufacturing)	2,500	175,500
SRA International, Inc. - Class A * (Computers)	4,000	97,440
StanCorp Financial Group, Inc. (Insurance)	3,000	147,510
Steel Dynamics, Inc. (Iron/Steel)	9,000	388,800
Stericycle, Inc. * (Environmental Control)	4,500	366,750
STERIS Corp. (Healthcare - Products)	4,000	106,240
Strayer Education, Inc. (Commercial Services)	1,500	187,500
Superior Energy Services, Inc. * (Oil & Gas Services)	7,500	258,525
SVB Financial Group * (Banks)	1,500	72,885
Swift Transportation Co., Inc. * (Transportation)	2,500	77,900
Sybase, Inc. * (Software)	4,000	101,120
Synopsys, Inc. * (Computers)	6,500	170,495
TCF Financial Corp. (Banks)	5,500	144,980
Techne Corp. * (Healthcare - Products)	4,000	228,400
Teleflex, Inc. (Miscellaneous Manufacturing)	1,500	102,105
The Brink’s Co. (Miscellaneous Manufacturing)	2,500	158,625
The Corporate Executive Board Co. (Commercial Services)	4,000	303,840
The Ryland Group, Inc. (Home Builders)	4,000	168,760
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,000	88,060

See accompanying notes to the Schedules of Portfolio Investments.

The Timberland Co. - Class A * (Apparel)	5,000	130,150
Thomas & Betts Corp. * (Electronics)	1,500	73,230
Thor Industries, Inc. (Home Builders)	3,500	137,865
Toll Brothers, Inc. * (Home Builders)	12,500	342,250
Tootsie Roll Industries, Inc. (Food)	1,500	44,955
Transaction Systems Architect, Inc. * (Software)	2,500	80,975
Triad Hospitals, Inc. * (Healthcare - Services)	4,500	235,125
Universal Health Services, Inc. - Class B (Healthcare - Services)	5,500	314,930
Urban Outfitters, Inc. * (Retail)	11,000	291,610
UTStarcom, Inc. * (Telecommunications)	6,500	53,885
Valassis Communications, Inc. * (Commercial Services)	4,500	77,355
Valspar Corp. (Chemicals)	5,000	139,150
ValueClick, Inc. * (Internet)	4,500	117,585
Varian, Inc. * (Electronics)	2,000	116,520
VCA Antech, Inc. * (Pharmaceuticals)	4,000	145,240
Ventana Medical Systems, Inc. * (Healthcare - Products)	3,000	125,700
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,000	140,200
W.R. Berkley Corp. (Insurance)	16,500	546,480
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	8,000	186,560
Washington Post Co. - Class B (Media)	500	381,750
WellCare Health Plans, Inc. * (Healthcare - Services)	2,000	170,500
Westamerica Bancorp (Banks)	1,500	72,255
Western Digital Corp. * (Computers)	21,500	361,415
Williams Sonoma, Inc. (Retail)	11,000	390,060
Wind River Systems, Inc. * (Software)	2,000	19,880
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	7,000	270,270

TOTAL COMMON STOCKS (Cost $44,595,846)		55,984,955

	Principal
	Amount

Repurchase Agreements (0.6%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $336,143 (Collateralized by $344,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $343,100)	$336,000	336,000

TOTAL REPURCHASE AGREEMENTS (Cost $336,000)		336,000

TOTAL INVESTMENT SECURITIES (Cost $44,931,846) - 100.4% of net assets		$56,320,955

Percentages indicated are based on net assets of $56,086,341.

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $171,120)	2	$2,403

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.4%
Aerospace/Defense	0.6%
Airlines	0.3%
Apparel	0.6%
Auto Manufacturers	0.7%
Banks	1.8%
Beverages	0.4%
Biotechnology	1.9%
Building Materials	0.8%
Chemicals	1.0%
Coal	0.2%
Commercial Services	5.5%
Computers	3.5%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.4%
Diversified Financial Services	2.7%
Electric	0.3%
Electrical Components & Equipment	1.5%
Electronics	1.6%
Engineering & Construction	1.1%
Entertainment	0.9%
Environmental Control	1.4%
Food	0.3%
Hand Machine / Tools	0.2%
Healthcare - Products	6.1%
Healthcare - Services	4.9%
Holding Companies – Diversified	0.8%
Home Builders	1.5%
Household Products/Wares	0.8%
Insurance	4.6%
Internet	1.7%
Iron/Steel	0.9%
Lodging	0.2%
Machinery – Constructing & Mining	0.4%
Machinery - Diversified	1.3%
Media	1.1%
Metal Fabricate/Hardware	2.0%
Miscellaneous Manufacturing	2.4%
Office Furnishings	0.3%
Oil & Gas	8.4%
Oil & Gas Services	2.6%
Pharmaceuticals	2.9%
Pipelines	1.0%
Retail	13.3%
Savings & Loans	0.4%
Semiconductors	3.6%
Software	4.8%
Telecommunications	1.9%
Textiles	0.4%
Transportation	1.9%
Water	0.3%
Other**	0.6%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Value

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (100.0%)
4Kids Entertainment, Inc. * (Media)	3,208	$60,695
A.M. Castle & Co. (Metal Fabricate/Hardware)	2,807	82,414
AAR Corp. * (Aerospace/Defense)	8,822	243,134
Aaron Rents, Inc. (Commercial Services)	4,812	127,229
ABM Industries, Inc. (Commercial Services)	10,426	275,142
Acadia Realty Trust (REIT)	7,619	198,627
Actel Corp. * (Semiconductors)	4,411	72,870
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,015	327,456
Adaptec, Inc. * (Telecommunications)	27,669	107,079
Administaff, Inc. (Commercial Services)	3,609	127,037
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	8,421	177,178
Aeroflex, Inc. * (Telecommunications)	8,020	105,463
Agilysys, Inc. (Computers)	7,218	162,189
Albany International Corp. - Class A (Machinery-Diversified)	6,817	245,003
ALLETE, Inc. (Electric)	7,218	336,503
Alliance One International, Inc. * (Agriculture)	20,852	192,464
Allscripts Healthcare Solutions, Inc. * (Software)	6,416	172,013
Alpharma, Inc. - Class A (Pharmaceuticals)	10,025	241,403
AMCOL International Corp. (Mining)	5,213	154,565
American States Water Co. (Water)	4,010	147,849
AMERIGROUP Corp. * (Healthcare - Services)	7,619	231,618
Analogic Corp. (Electronics)	3,208	201,719
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	2,005	56,842
Angelica Corp. (Textiles)	2,406	66,261
Anixter International, Inc. * (Telecommunications)	8,020	528,838
Apogee Enterprises, Inc. (Building Materials)	6,817	136,613
Applied Industrial Technologies, Inc. (Machinery-Diversified)	8,822	216,404
Applied Signal Technology, Inc. (Telecommunications)	2,807	50,330
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,609	241,550

See accompanying notes to the Schedules of Portfolio Investments.

Arbitron, Inc. (Commercial Services)	3,208	150,616
Arch Chemicals, Inc. (Chemicals)	5,614	175,269
Arctic Cat, Inc. (Leisure Time)	2,807	54,708
Arkansas Best Corp. (Transportation)	6,015	213,833
ArQule, Inc. * (Biotechnology)	4,411	32,906
Ashworth, Inc. * (Apparel)	3,609	27,320
Astec Industries, Inc. * (Machinery - Construction & Mining)	3,208	129,122
ATMI, Inc. * (Semiconductors)	5,614	171,620
Atmos Energy Corp. (Gas)	20,451	639,707
Atwood Oceanics, Inc. * (Oil & Gas)	3,609	211,812
Audiovox Corp. - Class A * (Telecommunications)	4,411	64,974
Avid Technology, Inc. * (Software)	6,817	237,776
Avista Corp. (Electric)	12,431	301,203
Axcelis Technologies, Inc. * (Semiconductors)	24,060	183,818
Baldor Electric Co. (Hand/Machine Tools)	9,223	348,076
Bank Mutual Corp. (Banks)	14,436	164,137
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	10,827	118,664
BankUnited Financial Corp. - Class A (Savings & Loans)	4,411	93,557
Barnes Group, Inc. (Miscellaneous Manufacturing)	9,223	212,221
Bassett Furniture Industries, Inc. (Home Furnishings)	2,807	41,319
Bel Fuse, Inc. - Class B (Electronics)	2,005	77,614
Belden, Inc. (Electrical Components & Equipment)	10,426	558,730
Bell Microproducts, Inc. * (Distribution/Wholesale)	7,218	46,195
Benchmark Electronics, Inc. * (Electronics)	15,238	314,817
Black Box Corp. (Telecommunications)	4,010	146,525
Blue Coat Systems, Inc. * (Internet)	2,406	88,372
Blue Nile, Inc. * (Internet)	2,406	97,828
Boston Private Financial Holdings, Inc. (Banks)	4,010	111,959
Bowne & Co., Inc. (Commercial Services)	6,817	107,231
Brady Corp. - Class A (Electronics)	7,218	225,202
Briggs & Stratton Corp. (Machinery-Diversified)	11,629	358,755
Brightpoint, Inc. * (Distribution/Wholesale)	12,030	137,623
Bristow Group, Inc. * (Transportation)	2,807	102,315
Brookline Bancorp, Inc. (Savings & Loans)	14,436	182,904
Brooks Automation, Inc. * (Semiconductors)	17,644	302,595

See accompanying notes to the Schedules of Portfolio Investments.

Brown Shoe Co., Inc. (Retail)	4,411	185,262
Brush Engineered Materials, Inc. * (Mining)	3,609	174,928
Buckeye Technologies, Inc. * (Forest Products & Paper)	8,822	114,510
Building Materials Holding Corp. (Distribution/Wholesale)	6,817	123,456
C&D Technologies, Inc. (Electrical Components & Equipment)	6,015	30,255
C-COR.net Corp. * (Telecommunications)	8,822	122,273
California Pizza Kitchen, Inc. * (Retail)	1,604	52,756
Cambrex Corp. (Biotechnology)	6,416	157,834
Captaris, Inc. * (Software)	4,411	25,540
Caraustar Industries, Inc. * (Forest Products & Paper)	6,817	42,811
Carpenter Technology Corp. (Iron/Steel)	4,010	484,247
Cascade Corp. (Machinery-Diversified)	1,604	95,935
Cascade Natural Gas Corp. (Gas)	2,807	73,964
Casey’s General Stores, Inc. (Retail)	12,030	300,869
Cash America International, Inc. (Retail)	2,406	98,646
Catapult Communications Corp. * (Computers)	1,203	11,717
CDI Corp. (Commercial Services)	3,208	92,775
Centene Corp. * (Healthcare - Services)	5,213	109,421
Central Garden & Pet Co. - Class A * (Household Products/Wares)	11,228	165,051
Central Pacific Financial Corp. (Banks)	7,218	263,962
Central Parking Corp. (Commercial Services)	2,406	53,365
Central Vermont Public Service Corp. (Electric)	2,406	69,341
Century Aluminum Co. * (Mining)	5,614	263,184
CH Energy Group, Inc. (Electric)	3,208	156,198
Champion Enterprises, Inc. * (Home Builders)	18,045	158,796
Chattem, Inc. * (Cosmetics/Personal Care)	1,604	94,540
Checkpoint Systems, Inc. * (Electronics)	5,213	123,340
Chemed Corp. (Commercial Services)	6,015	294,494
Chesapeake Corp. (Packaging & Containers)	4,812	72,661
Chittenden Corp. (Banks)	10,827	326,867
Ciber, Inc. * (Computers)	12,832	100,989
CKE Restaurants, Inc. (Retail)	16,441	310,076

See accompanying notes to the Schedules of Portfolio Investments.

Clarcor, Inc. (Miscellaneous Manufacturing)	4,812	153,022
CLECO Corp. (Electric)	13,634	352,165
Coachmen Industries, Inc. (Home Builders)	3,609	38,003
Cognex Corp. (Machinery-Diversified)	10,426	225,931
Coherent, Inc. * (Electronics)	7,218	229,099
Cohu, Inc. (Semiconductors)	5,213	98,004
Colonial Properties Trust (REIT)	10,827	494,468
Community Bank System, Inc. (Banks)	7,218	151,001
Concur Technologies, Inc. * (Software)	4,010	70,015
CONMED Corp. * (Healthcare - Products)	4,411	128,934
Consolidated Graphics, Inc. * (Commercial Services)	2,807	207,858
Corn Products International, Inc. (Food)	10,827	385,333
Corus Bankshares, Inc. (Banks)	5,614	95,775
Cost Plus, Inc. * (Retail)	5,213	52,130
CPI Corp. (Commercial Services)	1,203	63,170
Cross Country Healthcare, Inc. * (Commercial Services)	2,005	36,551
CryoLife, Inc. * (Biotechnology)	4,010	33,724
CT Communications, Inc. (Telecommunications)	3,609	86,977
CTS Corp. (Electronics)	8,421	116,378
Cubic Corp. (Electronics)	1,604	34,711
Cyberonics, Inc. * (Healthcare - Products)	2,005	37,654
Cymer, Inc. * (Electronics)	5,213	216,600
Datascope Corp. (Healthcare - Products)	2,807	101,585
Delphi Financial Group, Inc. - Class A (Insurance)	4,411	177,455
Delta & Pine Land Co. (Agriculture)	4,411	181,733
Deltic Timber Corp. (Forest Products & Paper)	1,604	76,928
Dendrite International, Inc. * (Software)	4,010	62,797
Digi International, Inc. * (Software)	6,015	76,391
Dime Community Bancshares, Inc. (Savings & Loans)	6,416	84,884
Ditech Networks, Inc. * (Telecommunications)	5,614	45,586
DJO, Inc. * (Healthcare - Products)	2,005	75,990
Downey Financial Corp. (Savings & Loans)	4,411	284,686
Drill-Quip, Inc. * (Oil & Gas Services)	2,406	104,132
DSP Group, Inc. * (Semiconductors)	2,406	45,714
EastGroup Properties, Inc. (REIT)	5,614	286,482

See accompanying notes to the Schedules of Portfolio Investments.

EDO Corp. (Aerospace/Defense)	1,604	42,025
EGL, Inc. * (Transportation)	7,619	301,941
El Paso Electric Co. * (Electric)	6,817	179,628
Electro Scientific Industries, Inc. * (Electronics)	6,817	131,159
EMCOR Group, Inc. * (Engineering & Construction)	7,619	449,369
Energen Corp. (Gas)	6,416	326,510
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	2,005	72,280
Entertainment Properties Trust (REIT)	6,416	386,564
Enzo Biochem, Inc. * (Biotechnology)	4,010	60,471
Epicor Software Corp. * (Software)	5,614	78,091
Essex Property Trust, Inc. (REIT)	3,208	415,372
Esterline Technologies Corp. * (Aerospace/Defense)	4,010	164,691
Ethan Allen Interiors, Inc. (Home Furnishings)	7,619	269,256
Exar Corp. * (Semiconductors)	8,822	116,803
FEI Co. * (Electronics)	3,208	115,680
Financial Federal Corp. (Diversified Financial Services)	6,416	168,869
First BanCorp. (Banks)	19,248	255,228
First Cash Financial Services, Inc. * (Retail)	1,604	35,737
First Commonwealth Financial Corp. (Banks)	14,837	174,335
First Financial Bancorp (Banks)	7,619	115,123
First Indiana Corp. (Banks)	3,208	70,095
First Midwest Bancorp, Inc. (Banks)	7,619	279,998
First Republic Bank (Banks)	4,411	236,871
FirstFed Financial Corp. * (Savings & Loans)	2,005	113,944
Flagstar Bancorp, Inc. (Savings & Loans)	9,223	110,215
Fleetwood Enterprises, Inc. * (Home Builders)	15,238	120,533
Flowers Foods, Inc. (Food)	12,030	362,945
Fred’s, Inc. (Retail)	9,624	141,473
Fremont General Corp. (Banks)	16,040	111,157
Frontier Airlines Holdings, Inc. * (Airlines)	8,822	53,020
Fuller (H.B.) Co. (Chemicals)	14,035	382,733
G & K Services, Inc. (Textiles)	5,213	189,128
Gardner Denver, Inc. * (Machinery-Diversified)	5,614	195,648
GenCorp, Inc. * (Aerospace/Defense)	6,817	94,347
Genesco, Inc. * (Retail)	1,203	49,961
Genesis Healthcare Corp. * (Healthcare - Services)	4,812	303,684
Gentiva Health Services, Inc. * (Healthcare - Services)	6,416	129,411
Georgia Gulf Corp. (Chemicals)	8,020	130,004
Gerber Scientific, Inc. * (Machinery-Diversified)	5,614	59,565

See accompanying notes to the Schedules of Portfolio Investments.

Gevity HR, Inc. (Commercial Services)	6,015	118,736
Gibraltar Industries, Inc. (Iron/Steel)	6,817	154,201
Glacier Bancorp, Inc. (Banks)	5,213	125,321
Global Imaging Systems, Inc. * (Office/Business Equipment)	4,010	78,195
Green Mountain Power Corp. (Electric)	1,203	41,949
Griffon Corp. * (Miscellaneous Manufacturing)	2,807	69,473
Group 1 Automotive, Inc. (Retail)	5,614	223,269
Haemonetics Corp. * (Healthcare - Products)	2,406	112,481
Hanmi Financial Corp. (Banks)	4,411	84,074
Harland (John H.) Co. (Household Products/Wares)	2,406	123,259
Harmonic, Inc. * (Telecommunications)	12,832	126,010
Haverty Furniture Cos., Inc. (Retail)	5,213	72,982
Healthcare Services Group, Inc. (Commercial Services)	2,406	68,932
Heidrick & Struggles International, Inc. * (Commercial Services)	3,208	155,428
Hooper Holmes, Inc. * (Commercial Services)	16,040	71,699
Hub Group, Inc. - Class A * (Transportation)	6,015	174,375
Hutchinson Technology, Inc. * (Computers)	2,807	65,543
Hyperion Solutions Corp. * (Software)	6,416	332,540
IDEX Corp. (Machinery-Diversified)	7,218	367,252
IHOP Corp. (Retail)	2,005	117,593
Independent Bank Corp. - Michigan (Banks)	2,406	49,010
Infospace, Inc. * (Internet)	7,218	185,286
Inland Real Estate Corp. (REIT)	16,040	294,174
Input/Output, Inc. * (Oil & Gas Services)	12,030	165,773
Insight Enterprises, Inc. * (Retail)	11,629	209,089
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	3,609	75,031
Inter-Tel, Inc. (Software)	5,213	123,235
Interface, Inc. - Class A (Office Furnishings)	8,822	141,064
Intevac, Inc. * (Machinery-Diversified)	3,609	95,169
Invacare Corp. (Healthcare - Products)	7,619	132,875
inVentiv Health, Inc. * (Advertising)	4,812	184,251
Irwin Financial Corp. (Banks)	4,411	82,221
J & J Snack Foods Corp. (Food)	1,604	63,342
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	6,416	153,342

See accompanying notes to the Schedules of Portfolio Investments.

JDA Software Group, Inc. * (Software)	4,411	66,297
Jo-Ann Stores, Inc. * (Retail)	5,614	152,982
K2, Inc. * (Leisure Time)	11,629	140,595
Kaman Corp. (Aerospace/Defense)	5,614	130,862
Kansas City Southern Industries, Inc. * (Transportation)	18,045	642,041
Kaydon Corp. (Metal Fabricate/Hardware)	4,010	170,666
Keane, Inc. * (Software)	10,426	141,585
Keithley Instruments, Inc. (Electronics)	3,208	49,050
Kellwood Co. (Apparel)	6,015	176,421
Kendle International, Inc. * (Commercial Services)	1,604	56,974
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	1,604	54,055
Kilroy Realty Corp. (REIT)	5,213	384,459
Kopin Corp. * (Semiconductors)	10,827	36,595
Kulicke & Soffa Industries, Inc. * (Semiconductors)	13,634	126,115
La-Z-Boy, Inc. (Home Furnishings)	12,030	148,931
Labor Ready, Inc. * (Commercial Services)	6,817	129,455
LaBranche & Co., Inc. * (Diversified Financial Services)	12,431	101,437
Laclede Group, Inc. (Gas)	5,213	162,020
Lance, Inc. (Food)	7,218	146,092
LandAmerica Financial Group, Inc. (Insurance)	4,010	296,379
Landry’s Restaurants, Inc. (Retail)	4,010	118,696
Lawson Products, Inc. (Metal Fabricate/Hardware)	802	30,380
LCA-Vision, Inc. (Healthcare - Products)	2,807	115,620
Lennox International, Inc. (Building Materials)	13,634	486,734
Lenox Group, Inc. * (Toys/Games/Hobbies)	3,208	21,109
Lexington Corporate Properties Trust (REIT)	16,040	338,925
Libbey, Inc. (Housewares)	3,208	44,976
Lindsay Manufacturing Co. (Machinery-Diversified)	1,203	38,243
Littelfuse, Inc. * (Electrical Components & Equipment)	3,208	130,245
Live Nation, Inc. * (Commercial Services)	15,639	344,996
LoJack Corp. * (Electronics)	1,604	30,444
Lone Star Technologies, Inc. * (Oil & Gas Services)	7,218	476,605
Longs Drug Stores Corp. (Retail)	6,817	352,029
LTC Properties, Inc. (REIT)	4,812	124,679
Lufkin Industries, Inc. (Oil & Gas Services)	2,005	112,641

See accompanying notes to the Schedules of Portfolio Investments.

Lydall, Inc. * (Miscellaneous Manufacturing)	4,010	63,719
M/I Schottenstein Homes, Inc. (Home Builders)	2,807	74,526
Macdermid, Inc. (Chemicals)	4,010	139,829
MAF Bancorp, Inc. (Savings & Loans)	6,416	265,237
MagneTek, Inc. * (Electrical Components & Equipment)	4,411	22,231
Mannatech, Inc. (Pharmaceuticals)	2,005	32,200
MapInfo Corp. * (Software)	3,208	64,577
Marcus Corp. (Lodging)	5,213	121,254
MarineMax, Inc. * (Retail)	2,406	55,771
Massey Energy Co. (Coal)	18,847	452,140
Material Sciences Corp. * (Iron/Steel)	2,807	28,014
Matria Healthcare, Inc. * (Healthcare - Services)	2,807	73,993
Maximus, Inc. (Commercial Services)	2,807	96,785
Medical Properties Trust, Inc. (REIT)	9,624	141,377
Mercury Computer Systems, Inc. * (Computers)	2,005	27,809
Meridian Bioscience, Inc. (Healthcare - Products)	2,807	77,922
Mesa Air Group, Inc. * (Airlines)	8,421	63,410
Methode Electronics, Inc. - Class A (Electronics)	8,822	130,301
MGI Pharma, Inc. * (Pharmaceuticals)	8,020	180,209
Microsemi Corp. * (Semiconductors)	9,624	200,275
Mid-America Apartment Communities, Inc. (REIT)	5,614	315,844
Midas, Inc. * (Commercial Services)	2,807	60,547
MIVA, Inc. * (Internet)	6,817	26,177
MKS Instruments, Inc. * (Semiconductors)	8,822	225,137
Monaco Coach Corp. (Home Builders)	6,416	102,207
Moog, Inc. - Class A * (Aerospace/Defense)	4,812	200,420
Movado Group, Inc. (Retail)	2,807	82,666
MTS Systems Corp. (Computers)	2,005	77,874
Mueller Industries, Inc. (Metal Fabricate/Hardware)	8,822	265,542
Myers Industries, Inc. (Miscellaneous Manufacturing)	6,416	119,851
Napster, Inc. * (Software)	7,619	31,543
Nash Finch Co. (Food)	3,208	110,548
National Presto Industries, Inc. (Housewares)	1,203	74,153
National Retail Properties, Inc. (REIT)	14,035	339,507
NCI Building Systems, Inc. * (Building Materials)	2,807	134,006
Neenah Paper, Inc. (Forest Products & Paper)	3,609	143,422

See accompanying notes to the Schedules of Portfolio Investments.

Network Equipment Technologies, Inc. * (Telecommunications)	4,411	42,787
New Jersey Resources Corp. (Gas)	6,416	321,121
Northwest Natural Gas Co. (Gas)	6,416	293,019
Novatel Wireless, Inc. * (Telecommunications)	5,614	90,049
O’Charley’s, Inc. * (Retail)	5,614	108,294
Old Dominion Freight Line, Inc. * (Transportation)	2,807	80,870
OM Group, Inc. * (Chemicals)	6,817	304,583
Omnova Solutions, Inc. * (Chemicals)	10,025	54,737
On Assignment, Inc. * (Commercial Services)	5,213	64,693
Option Care, Inc. (Healthcare - Services)	1,203	16,000
Osteotech, Inc. * (Healthcare - Products)	4,010	30,636
Owens & Minor, Inc. (Distribution/Wholesale)	9,624	353,490
Oxford Industries, Inc. (Apparel)	2,005	99,127
Palomar Medical Technologies, Inc. * (Healthcare - Products)	2,406	96,120
PAREXEL International Corp. * (Commercial Services)	3,208	115,392
Park Electrochemical Corp. (Electronics)	4,812	130,501
Parkway Properties, Inc. (REIT)	3,609	188,570
Paxar Corp. * (Electronics)	5,213	149,613
PC-Tel, Inc. * (Internet)	4,010	40,782
Peet’s Coffee & Tea, Inc. * (Beverages)	1,203	33,227
Penford Corp. (Chemicals)	2,005	40,381
Pep Boys-Manny, Moe & Jack (Retail)	12,832	244,963
Performance Food Group Co. * (Food)	8,421	259,956
Pericom Semiconductor Corp. * (Semiconductors)	6,015	58,827
Phoenix Technologies, Ltd. * (Software)	3,609	22,556
Photon Dynamics, Inc. * (Electronics)	4,010	50,566
Photronics, Inc. * (Semiconductors)	10,025	155,889
Piedmont Natural Gas Co., Inc. (Gas)	17,644	465,449
Pinnacle Entertainment, Inc. * (Entertainment)	13,233	384,683
Piper Jaffray * (Diversified Financial Services)	4,411	273,218
Planar Systems, Inc. * (Electronics)	4,010	34,767
Plexus Corp. * (Electronics)	10,827	185,683
Polaris Industries, Inc. (Leisure Time)	2,807	134,680
PolyOne Corp. * (Chemicals)	22,055	134,536
Pope & Talbot, Inc. * (Forest Products & Paper)	4,010	27,068
Presidential Life Corp. (Insurance)	5,213	102,800

See accompanying notes to the Schedules of Portfolio Investments.

ProAssurance Corp. * (Insurance)	2,807	143,578
Progress Software Corp. * (Software)	4,010	125,112
Prosperity Bancshares, Inc. (Banks)	2,406	83,584
Provident Bankshares Corp. (Banks)	7,619	250,360
PS Business Parks, Inc. (REIT)	2,005	141,393
PSS World Medical, Inc. * (Healthcare - Products)	10,025	211,928
Quaker Chemical Corp. (Chemicals)	2,406	57,287
Quanex Corp. (Metal Fabricate/Hardware)	8,822	373,611
Radiant Systems, Inc. * (Computers)	6,015	78,375
Radio One, Inc. - Class D * (Media)	18,045	116,571
RadiSys Corp. * (Computers)	5,213	85,180
Ralcorp Holdings, Inc. * (Food)	2,406	154,706
RARE Hospitality International, Inc. * (Retail)	2,406	72,397
RC2 Corp. * (Toys/Games/Hobbies)	1,604	64,786
Red Robin Gourmet Burgers, Inc. * (Retail)	2,005	77,834
Regal-Beloit Corp. (Hand/Machine Tools)	7,218	334,771
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	6,416	138,714
RehabCare Group, Inc. * (Healthcare - Services)	4,010	63,639
RLI Corp. (Insurance)	1,604	88,108
Robbins & Myers, Inc. (Machinery-Diversified)	2,406	89,720
Rock-Tenn Co. (Forest Products & Paper)	7,619	252,950
Rogers Corp. * (Electronics)	2,005	88,922
RTI International Metals, Inc. * (Mining)	3,208	291,961
Rudolph Technologies, Inc. * (Semiconductors)	3,609	62,941
Russ Berrie & Co., Inc. * (Household Products/Wares)	2,807	39,579
Ruth’s Chris Steak House, Inc. * (Retail)	2,005	40,822
Ryerson, Inc. (Iron/Steel)	6,015	238,314
Safety Insurance Group, Inc. (Insurance)	3,208	128,705
Savient Pharmaceuticals, Inc. * (Biotechnology)	6,817	81,940
School Specialty, Inc. * (Retail)	2,406	86,881
Schulman (A.), Inc. (Chemicals)	5,614	132,266
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,609	89,684
SCPIE Holdings, Inc. * (Insurance)	2,406	54,616
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,208	315,667
Secure Computing Corp. * (Internet)	6,817	52,491
Select Comfort Corp. * (Retail)	4,812	85,654
Selective Insurance Group, Inc. (Insurance)	13,634	347,121

See accompanying notes to the Schedules of Portfolio Investments.

Senior Housing Properties Trust (REIT)	16,040	383,356
Shaw Group, Inc. * (Engineering & Construction)	18,847	589,346
Skechers U.S.A., Inc. - Class A * (Apparel)	2,406	80,769
Skyline Corp. (Home Builders)	1,604	54,119
SkyWest, Inc. (Airlines)	15,238	408,836
Skyworks Solutions, Inc. * (Semiconductors)	38,095	219,046
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	5,213	199,241
Sonic Automotive, Inc. (Retail)	7,218	205,713
Sonic Solutions * (Electronics)	3,208	45,233
South Financial Group, Inc. (Banks)	17,644	436,160
South Jersey Industries, Inc. (Gas)	6,817	259,387
Southern Union Co. (Gas)	14,035	426,524
Southwest Gas Corp. (Gas)	9,624	374,085
Sovran Self Storage, Inc. (REIT)	4,812	266,633
Spartan Stores, Inc. (Food)	5,213	139,708
Spectrum Brands, Inc. * (Household Products/Wares)	8,822	55,843
Spherion Corp. * (Commercial Services)	13,233	116,715
SPSS, Inc. * (Software)	3,208	115,809
Stamps.com, Inc. * (Internet)	2,406	34,574
Standard Microsystems Corp. * (Semiconductors)	2,807	85,726
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,807	47,915
Standard Pacific Corp. (Home Builders)	15,238	318,016
Standex International Corp. (Miscellaneous Manufacturing)	2,807	80,028
StarTek, Inc. (Commercial Services)	2,807	27,481
Steel Technologies, Inc. (Iron/Steel)	2,807	83,031
Stein Mart, Inc. (Retail)	6,416	104,709
Sterling Bancorp (Banks)	4,411	79,839
Sterling Bancshares, Inc. (Banks)	9,624	107,596
Sterling Financial Corp. - Spokane (Savings & Loans)	4,411	137,579
Stewart Information Services Corp. (Insurance)	4,411	184,336
Sturm, Ruger & Co., Inc. * (Miscellaneous Manufacturing)	4,411	59,328
Superior Industries International, Inc. (Auto Parts & Equipment)	5,213	108,587
Supertex, Inc. * (Semiconductors)	2,005	66,586
Susquehanna Bancshares, Inc. (Banks)	12,431	288,275
SWS Group, Inc. (Diversified Financial Services)	6,015	149,232
Sykes Enterprises, Inc. * (Computers)	4,812	87,771

See accompanying notes to the Schedules of Portfolio Investments.

Symmetricom, Inc. * (Telecommunications)	10,827	89,864
Technitrol, Inc. (Electronics)	6,416	168,035
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,411	165,148
Tetra Tech, Inc. * (Environmental Control)	8,421	160,504
TETRA Technologies, Inc. * (Oil & Gas Services)	6,817	168,448
Texas Industries, Inc. (Building Materials)	5,614	424,025
The Cato Corp. - Class A (Retail)	3,609	84,415
The Finish Line, Inc. - Class A (Retail)	4,411	55,579
The Great Atlantic & Pacific Tea Co., Inc. (Food)	4,812	159,662
The Hain Celestial Group, Inc. * (Food)	4,812	144,697
The Men’s Wearhouse, Inc. (Retail)	5,213	245,272
The Standard Register Co. (Household Products/Wares)	2,807	35,509
The Steak n Shake Co. * (Retail)	2,807	47,073
The Stride Rite Corp. (Apparel)	8,421	129,599
Theragenics Corp. * (Pharmaceuticals)	8,020	50,205
THQ, Inc. * (Software)	5,614	191,943
Tollgrade Communications, Inc. * (Telecommunications)	3,208	40,292
TradeStation Group, Inc. * (Diversified Financial Services)	3,609	45,437
Tredegar Corp. (Miscellaneous Manufacturing)	6,416	146,221
TreeHouse Foods, Inc. * (Food)	3,208	97,748
Triad Guaranty, Inc. * (Insurance)	802	33,211
Triarc Cos., Inc. (Retail)	9,624	165,437
Triumph Group, Inc. (Aerospace/Defense)	4,010	221,913
Tronox, Inc. - Class B (Chemicals)	9,624	134,544
TrustCo Bank Corp. NY (Banks)	17,644	169,030
Tuesday Morning Corp. (Retail)	2,807	41,656
UGI Corp. (Gas)	24,862	664,064
UIL Holdings Corp. (Electric)	6,015	208,721
Ultratech Stepper, Inc. * (Semiconductors)	5,614	76,407
Umpqua Holdings Corp. (Banks)	7,218	193,226
UniFirst Corp. (Textiles)	1,604	61,545
Unisource Energy Corp. (Electric)	8,421	316,209
United Bankshares, Inc. (Banks)	8,822	309,035
United Community Banks, Inc. (Banks)	4,010	131,488
United Fire & Casualty Co. (Insurance)	2,406	84,523
United Online, Inc. (Internet)	15,639	219,416
United Stationers, Inc. * (Distribution/Wholesale)	7,218	432,502

See accompanying notes to the Schedules of Portfolio Investments.

United Surgical Partners International, Inc. * (Healthcare - Services)	3,609	111,193
Universal Forest Products, Inc. (Building Materials)	4,411	218,565
Universal Technical Institute, Inc. * (Commercial Services)	3,609	83,296
URS Corp. * (Engineering & Construction)	12,431	529,436
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,005	115,949
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	7,619	406,702
Veeco Instruments, Inc. * (Semiconductors)	7,218	140,751
Viad Corp. (Commercial Services)	5,213	201,222
ViaSat, Inc. * (Telecommunications)	2,807	92,547
Viasys Healthcare, Inc. * (Healthcare - Products)	4,010	136,300
Vicor Corp. (Electrical Components & Equipment)	4,812	48,216
ViroPharma, Inc. * (Pharmaceuticals)	8,421	120,841
Vital Signs, Inc. (Healthcare - Products)	802	41,688
Volt Information Sciences, Inc. * (Commercial Services)	2,807	73,515
Wabash National Corp. (Auto Manufacturers)	7,218	111,302
Watsco, Inc. (Distribution/Wholesale)	3,609	184,312
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	2,807	136,561
Watts Industries, Inc. - Class A (Electronics)	3,609	137,250
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	10,426	149,716
WD-40 Co. (Household Products/Wares)	2,005	63,579
Whitney Holding Corp. (Banks)	15,639	478,241
Wintrust Financial Corp. (Banks)	2,005	89,443
WMS Industries, Inc. * (Leisure Time)	3,208	125,882
Wolverine World Wide, Inc. (Apparel)	4,812	137,479
Woodward Governor Co. (Electronics)	4,411	181,601
World Fuel Services Corp. (Retail)	2,406	111,302
X-Rite, Inc. (Electronics)	4,411	57,122
Zale Corp. * (Retail)	5,213	137,519
Zenith National Insurance Corp. (Insurance)	3,609	170,597

TOTAL COMMON STOCKS (Cost $56,257,711)		71,174,797

See accompanying notes to the Schedules of Portfolio Investments.

	Principal
	Amount

Repurchase Agreements (0.6%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $409,174 (Collateralized by $419,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $417,904)	$409,000	409,000

TOTAL REPURCHASE AGREEMENTS
(Cost $409,000)		409,000

TOTAL INVESTMENT SECURITIES
(Cost $56,666,711) - 100.6% of net assets		$71,583,797

Percentages indicated are based on net assets of $71,154,559.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $161,080)	2	$2,243

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.3%
Aerospace/Defense	1.8%
Agriculture	0.5%
Airlines	0.7%
Apparel	0.9%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.3%
Banks	7.6%
Beverages	NM
Biotechnology	0.7%
Building Materials	2.0%
Chemicals	2.4%
Coal	0.6%
Commercial Services	4.9%
Computers	1.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.0%
Electric	2.8%
Electrical Components & Equipment	1.4%
Electronics	4.5%
Engineering & Construction	2.3%
Entertainment	0.5%
Environmental Control	0.2%
Food	2.8%
Forest Products & Paper	1.3%
Gas	5.6%
Hand/Machine Tools	1.0%
Healthcare-Products	1.8%
Healthcare-Services	1.5%
Home Builders	1.2%
Home Furnishings	0.6%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	2.5%
Internet	1.0%
Iron/Steel	1.4%
Leisure Time	0.6%
Lodging	0.2%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	2.8%

See accompanying notes to the Schedules of Portfolio Investments.

Media	0.2%
Metal Fabricate/Hardware	1.5%
Mining	1.2%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	0.3%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	0.9%
Real Estate Investment Trust	6.7%
Retail	6.4%
Saving & Loans	2.0%
Semiconductors	4.0%
Software	2.7%
Telecommunications	2.4%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.1%
Water	0.2%
Other**	0.6%

**	Includes any non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Growth

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (99.8%)
A.S.V., Inc. * (Auto Manufacturers)	4,257	$64,962
Aaron Rents, Inc. (Commercial Services)	5,676	150,073
Actel Corp. * (Semiconductors)	1,419	23,442
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,784	206,001
Administaff, Inc. (Commercial Services)	1,419	49,949
Aeroflex, Inc. * (Telecommunications)	8,041	105,739
Allscripts Healthcare Solutions, Inc. * (Software)	4,257	114,130
Altiris, Inc. * (Software)	4,730	155,664
Amedisys, Inc. * (Healthcare - Services)	5,203	168,733
American Medical Systems Holdings, Inc. * (Healthcare - Products)	14,190	300,402
AMERIGROUP Corp. * (Healthcare - Services)	3,784	115,034
AMN Healthcare Services, Inc. * (Commercial Services)	6,622	149,790
AmSurg Corp. * (Healthcare - Services)	6,149	150,589
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,892	53,638
ANSYS, Inc. * (Software)	7,568	384,228
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,784	253,263
Arbitron, Inc. (Commercial Services)	3,311	155,451
Armor Holdings, Inc. * (Aerospace/Defense)	6,149	414,012
ArQule, Inc. * (Biotechnology)	1,892	14,114
ArthroCare Corp. * (Healthcare - Products)	5,203	187,516
Astec Industries, Inc. * (Machinery - Construction & Mining)	946	38,077
ATMI, Inc. * (Semiconductors)	2,365	72,298
Atwood Oceanics, Inc. * (Oil & Gas)	2,365	138,802
Avid Technology, Inc. * (Software)	2,365	82,491
Bankrate, Inc. * (Commercial Services)	2,365	83,343
BankUnited Financial Corp. - Class A (Savings & Loans)	2,838	60,194
Bel Fuse, Inc. - Class B (Electronics)	946	36,620
Biolase Technology, Inc. * (Healthcare - Products)	4,730	46,023
Biosite Diagnostics, Inc. * (Healthcare - Products)	3,311	278,025
Blackbaud, Inc. (Software)	8,514	207,912
Blue Coat Systems, Inc. * (Internet)	946	34,747
Blue Nile, Inc. * (Internet)	946	38,464
Boston Private Financial Holdings, Inc. (Banks)	3,784	105,649
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	3,311	63,538

See accompanying notes to the Schedules of Portfolio Investments.

Brady Corp. - Class A (Electronics)	4,730	147,576
Bright Horizons Family Solutions, Inc. * (Commercial Services)	5,203	196,413
Bristow Group, Inc. * (Transportation)	2,365	86,204
Brown Shoe Co., Inc. (Retail)	2,365	99,330
Brush Engineered Materials, Inc. * (Mining)	946	45,853
C-COR.net Corp. * (Telecommunications)	2,365	32,779
Cabot Microelectronics Corp. * (Chemicals)	4,730	158,502
Cabot Oil & Gas Corp. (Oil & Gas)	9,460	636,847
CACI International, Inc. - Class A * (Computers)	6,149	288,142
California Pizza Kitchen, Inc. * (Retail)	2,365	77,785
Captaris, Inc. * (Software)	1,419	8,216
CARBO Ceramics, Inc. (Oil & Gas Services)	4,257	198,163
Carpenter Technology Corp. (Iron/Steel)	1,419	171,358
Cascade Bancorp (Banks)	5,676	147,235
Cascade Corp. (Machinery-Diversified)	946	56,580
Cash America International, Inc. (Retail)	3,784	155,144
Catapult Communications Corp. * (Computers)	946	9,214
CEC Entertainment, Inc. * (Retail)	6,622	275,078
Centene Corp. * (Healthcare - Services)	4,257	89,354
Central Garden & Pet Co. - Class A * (Household Products/Wares)	4,257	62,578
Central Parking Corp. (Commercial Services)	1,419	31,473
Ceradyne, Inc. * (Miscellaneous Manufacturing)	5,203	284,812
Chaparral Steel Co. (Iron/Steel)	9,460	550,289
Chattem, Inc. * (Cosmetics/Personal Care)	2,365	139,393
Checkpoint Systems, Inc. * (Electronics)	3,311	78,338
Christopher & Banks Corp. (Retail)	7,568	147,349
Clarcor, Inc. (Miscellaneous Manufacturing)	6,149	195,538
Cleveland-Cliffs, Inc. (Iron/Steel)	8,041	514,704
Coinstar, Inc. * (Commercial Services)	5,676	177,659
Comtech Telecommunications Corp. * (Telecommunications)	4,730	183,193
Concur Technologies, Inc. * (Software)	4,730	82,586
CONMED Corp. * (Healthcare - Products)	1,892	55,303
Cooper Cos., Inc. (Healthcare - Products)	8,987	436,948
Corn Products International, Inc. (Food)	5,676	202,009
Corus Bankshares, Inc. (Banks)	1,419	24,208
Crocs, Inc. * (Apparel)	6,622	312,890

See accompanying notes to the Schedules of Portfolio Investments.

Cross Country Healthcare, Inc. * (Commercial Services)	2,365	43,114
CryoLife, Inc. * (Biotechnology)	1,419	11,934
CT Communications, Inc. (Telecommunications)	946	22,799
Cubic Corp. (Electronics)	1,892	40,943
Curtiss-Wright Corp. (Aerospace/Defense)	8,987	346,359
Cyberonics, Inc. * (Healthcare - Products)	2,365	44,415
Cymer, Inc. * (Electronics)	2,838	117,919
Daktronics, Inc. (Electronics)	6,149	168,729
Deckers Outdoor Corp. * (Apparel)	2,365	167,962
Delphi Financial Group, Inc. - Class A (Insurance)	5,203	209,317
Delta & Pine Land Co. (Agriculture)	3,311	136,413
Deltic Timber Corp. (Forest Products & Paper)	946	45,370
Dendrite International, Inc. * (Software)	5,203	81,479
Digene Corp. * (Biotechnology)	4,730	200,600
Diodes, Inc. * (Semiconductors)	3,784	131,872
Dionex Corp. * (Electronics)	3,784	257,728
Ditech Networks, Inc. * (Telecommunications)	1,419	11,522
DJO, Inc. * (Healthcare - Products)	2,838	107,560
Dress Barn, Inc. * (Retail)	9,460	196,863
Drew Industries, Inc. * (Building Materials)	3,784	108,525
Drill-Quip, Inc. * (Oil & Gas Services)	2,365	102,357
DSP Group, Inc. * (Semiconductors)	3,784	71,896
East-West Bancorp, Inc. (Banks)	12,298	452,198
EDO Corp. (Aerospace/Defense)	1,892	49,570
eFunds Corp. * (Software)	9,460	252,204
El Paso Electric Co. * (Electric)	3,311	87,245
Energen Corp. (Gas)	8,987	457,348
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	2,365	85,258
Enzo Biochem, Inc. * (Biotechnology)	2,365	35,664
Epicor Software Corp. * (Software)	7,095	98,691
EPIQ Systems, Inc. * (Software)	2,838	57,838
Essex Property Trust, Inc. (REIT)	1,892	244,976
Esterline Technologies Corp. * (Aerospace/Defense)	1,892	77,704
FactSet Research Systems, Inc. (Computers)	7,568	475,649
FEI Co. * (Electronics)	2,365	85,282
First Cash Financial Services, Inc. * (Retail)	4,257	94,846
First Midwest Bancorp, Inc. (Banks)	3,784	139,062
First Republic Bank (Banks)	2,365	127,001
FirstFed Financial Corp. * (Savings & Loans)	1,892	107,522
FLIR Systems, Inc. * (Electronics)	13,244	472,413
Forward Air Corp. (Transportation)	6,149	202,179
Fossil, Inc. * (Household Products/Wares)	8,987	237,885
Franklin Bank Corp. Houston * (Savings & Loans)	4,730	84,525
Gardner Denver, Inc. * (Machinery-Diversified)	5,676	197,809
See accompanying notes to the Schedules of Portfolio Investments.

GenCorp, Inc. * (Aerospace/Defense)	5,203	72,010
General Communication, Inc. - Class A * (Telecommunications)	8,987	125,818
Genesco, Inc. * (Retail)	3,311	137,506
Glacier Bancorp, Inc. (Banks)	5,676	136,451
Global Imaging Systems, Inc. * (Office/Business Equipment)	7,095	138,353
Greatbatch, Inc. * (Electrical Components & Equipment)	4,257	108,553
Griffon Corp. * (Miscellaneous Manufacturing)	2,838	70,241
Guitar Center, Inc. * (Retail)	5,676	256,101
Haemonetics Corp. * (Healthcare - Products)	3,311	154,789
Hanmi Financial Corp. (Banks)	4,730	90,154
Harland (John H.) Co. (Household Products/Wares)	2,838	145,391
Harmonic, Inc. * (Telecommunications)	4,257	41,804
Headwaters, Inc. * (Energy - Alternate Sources)	8,514	186,031
Healthcare Services Group, Inc. (Commercial Services)	3,311	94,860
HealthExtras, Inc. * (Pharmaceuticals)	6,149	176,968
Healthways, Inc. * (Healthcare - Services)	7,095	331,691
Heartland Express, Inc. (Transportation)	11,825	187,781
Heidrick & Struggles International, Inc. * (Commercial Services)	946	45,834
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	18,920	705,527
Hibbett Sports, Inc. * (Retail)	6,149	175,800
Hilb, Rogal, & Hobbs Co. (Insurance)	7,095	348,010
Hologic, Inc. * (Healthcare - Products)	10,406	599,802
Hornbeck Offshore Services, Inc. * (Oil & Gas Services)	1,892	54,206
Hot Topic, Inc. * (Retail)	8,987	99,756
Hub Group, Inc. - Class A * (Transportation)	2,838	82,274
Hutchinson Technology, Inc. * (Computers)	2,838	66,267
Hydril * (Oil & Gas Services)	3,784	364,172
Hyperion Solutions Corp. * (Software)	6,149	318,703
ICU Medical, Inc. * (Healthcare - Products)	2,838	111,250
IDEX Corp. (Machinery-Diversified)	4,730	240,662
IDEXX Laboratories, Inc. * (Healthcare - Products)	6,149	538,837
IHOP Corp. (Retail)	1,419	83,224
Immucor, Inc. * (Healthcare - Products)	13,717	403,691
Independent Bank Corp. - Michigan (Banks)	2,365	48,175
Infinity Property & Casualty Corp. (Insurance)	3,784	177,318
Input/Output, Inc. * (Oil & Gas Services)	3,784	52,144
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	2,365	49,168

See accompanying notes to the Schedules of Portfolio Investments.

Integra LifeSciences Holdings * (Biotechnology)	3,784	172,475
Interface, Inc. - Class A (Office Furnishings)	2,838	45,380
Intevac, Inc. * (Machinery-Diversified)	1,419	37,419
inVentiv Health, Inc. * (Advertising)	1,892	72,445
Investment Technology Group, Inc. * (Diversified Financial Services)	8,987	352,291
Itron, Inc. * (Electronics)	5,203	338,403
J & J Snack Foods Corp. (Food)	1,419	56,036
j2 Global Communications, Inc. * (Internet)	9,933	275,343
Jack in the Box, Inc. * (Retail)	7,095	490,476
JDA Software Group, Inc. * (Software)	1,892	28,437
Jos. A. Bank Clothiers, Inc. * (Retail)	3,784	133,764
K-Swiss, Inc. - Class A (Apparel)	5,203	140,585
Kaydon Corp. (Metal Fabricate/Hardware)	2,365	100,654
Kendle International, Inc. * (Commercial Services)	946	33,602
Kensey Nash Corp. * (Healthcare - Products)	2,365	72,133
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	1,892	63,760
Kilroy Realty Corp. (REIT)	1,892	139,535
Kirby Corp. * (Transportation)	10,406	364,002
Knight Transportation, Inc. (Transportation)	11,352	202,293
Komag, Inc. * (Computers)	6,149	201,257
Kopin Corp. * (Semiconductors)	4,730	15,987
Kronos, Inc. * (Computers)	6,622	354,277
Labor Ready, Inc. * (Commercial Services)	4,730	89,823
Landstar System, Inc. (Transportation)	11,352	520,375
LCA-Vision, Inc. (Healthcare - Products)	1,892	77,931
Lindsay Manufacturing Co. (Machinery-Diversified)	1,419	45,110
Littelfuse, Inc. * (Electrical Components & Equipment)	1,892	76,815
LKQ Corp. * (Distribution/Wholesale)	8,987	196,456
LoJack Corp. * (Electronics)	2,365	44,888
Lufkin Industries, Inc. (Oil & Gas Services)	1,419	79,719
Macdermid, Inc. (Chemicals)	1,892	65,974
MagneTek, Inc. * (Electrical Components & Equipment)	1,892	9,536
Manhattan Associates, Inc. * (Computers)	5,676	155,693
Manitowoc Co. (Machinery-Diversified)	12,298	781,292
Mannatech, Inc. (Pharmaceuticals)	1,419	22,789
ManTech International Corp. - Class A * (Software)	3,784	126,423
MapInfo Corp. * (Software)	1,419	28,564
MarineMax, Inc. * (Retail)	1,892	43,857
Matria Healthcare, Inc. * (Healthcare - Services)	1,892	49,873

See accompanying notes to the Schedules of Portfolio Investments.

Maximus, Inc. (Commercial Services)	1,892	65,236
Mentor Corp. (Healthcare - Products)	8,514	391,644
Mercury Computer Systems, Inc. * (Computers)	2,838	39,363
Meridian Bioscience, Inc. (Healthcare - Products)	1,892	52,522
Merit Medical Systems, Inc. * (Healthcare - Products)	5,676	71,234
Meritage Homes Corp. * (Home Builders)	4,257	136,735
MGI Pharma, Inc. * (Pharmaceuticals)	8,987	201,938
Micros Systems, Inc. * (Computers)	8,041	434,134
Microsemi Corp. * (Semiconductors)	6,149	127,961
Mobile Mini, Inc. * (Storage/Warehousing)	7,095	190,004
Monarch Casino & Resort, Inc. * (Lodging)	1,892	49,192
Moog, Inc. - Class A * (Aerospace/Defense)	4,257	177,304
Movado Group, Inc. (Retail)	1,419	41,790
MTS Systems Corp. (Computers)	1,892	73,485
Multimedia Games, Inc. * (Leisure Time)	5,676	67,544
Napster, Inc. * (Software)	2,838	11,749
Nara Bancorp, Inc. (Banks)	4,257	74,540
NBTY, Inc. * (Pharmaceuticals)	11,352	602,109
NCI Building Systems, Inc. * (Building Materials)	1,419	67,743
Neoware, Inc. * (Software)	3,784	38,105
NETGEAR, Inc. * (Telecommunications)	6,622	188,925
Network Equipment Technologies, Inc. * (Telecommunications)	1,419	13,764
Novatel Wireless, Inc. * (Telecommunications)	1,419	22,761
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	4,730	109,736
NVR, Inc. * (Home Builders)	946	629,090
Oceaneering International, Inc. * (Oil & Gas Services)	10,879	458,223
Odyssey Healthcare, Inc. * (Healthcare - Services)	7,095	93,157
Old Dominion Freight Line, Inc. * (Transportation)	3,311	95,390
On Assignment, Inc. * (Commercial Services)	2,365	29,350
Option Care, Inc. (Healthcare - Services)	4,257	56,618
Oxford Industries, Inc. (Apparel)	1,419	70,155
P.F. Chang’s China Bistro, Inc. * (Retail)	5,203	217,902
Palomar Medical Technologies, Inc. * (Healthcare - Products)	1,419	56,689
Panera Bread Co. - Class A * (Retail)	6,149	363,160
Papa John’s International, Inc. * (Retail)	4,730	139,062
PAREXEL International Corp. * (Commercial Services)	2,838	102,083

See accompanying notes to the Schedules of Portfolio Investments.

Paxar Corp. * (Electronics)	3,784	108,601
PC-Tel, Inc. * (Internet)	946	9,621
Pediatrix Medical Group, Inc. * (Healthcare - Services)	9,933	566,778
Peet’s Coffee & Tea, Inc. * (Beverages)	1,892	52,257
Penn Virginia Corp. (Oil & Gas)	3,784	277,746
PetMed Express, Inc. * (Pharmaceuticals)	4,730	56,051
Petroleum Development * (Oil & Gas)	2,838	152,032
Pharmanet Development Group, Inc. * (Commercial Services)	3,784	98,384
Philadelphia Consolidated Holding Corp. * (Insurance)	11,352	499,375
Phoenix Technologies, Ltd. * (Software)	1,892	11,825
Playtex Products, Inc. * (Household Products/Wares)	11,352	154,047
Polaris Industries, Inc. (Leisure Time)	5,676	272,335
PolyMedica Corp. (Healthcare - Products)	4,730	200,221
Pool Corp. (Distribution/Wholesale)	10,406	372,535
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	3,311	147,836
Possis Medical, Inc. * (Healthcare - Products)	3,311	43,076
Pre-Paid Legal Services, Inc. * (Commercial Services)	1,892	94,808
PrivateBancorp, Inc. (Banks)	3,784	138,343
ProAssurance Corp. * (Insurance)	4,257	217,746
Progress Software Corp. * (Software)	4,730	147,576
Prosperity Bancshares, Inc. (Banks)	4,257	147,888
PS Business Parks, Inc. (REIT)	1,419	100,068
PSS World Medical, Inc. * (Healthcare - Products)	5,203	109,991
Quality Systems, Inc. (Software)	3,311	132,440
Quiksilver, Inc. * (Apparel)	24,123	279,827
Ralcorp Holdings, Inc. * (Food)	3,311	212,897
RARE Hospitality International, Inc. * (Retail)	4,730	142,326
RC2 Corp. * (Toys/Games/Hobbies)	2,838	114,627
Red Robin Gourmet Burgers, Inc. * (Retail)	1,419	55,086
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	7,568	163,620
Respironics, Inc. * (Healthcare - Products)	14,663	615,699
Rewards Network, Inc. * (Commercial Services)	5,203	27,576
RLI Corp. (Insurance)	2,838	155,891
Robbins & Myers, Inc. (Machinery-Diversified)	1,419	52,915
Rogers Corp. * (Electronics)	1,892	83,910
RTI International Metals, Inc. * (Mining)	1,892	172,191
Rudolph Technologies, Inc. * (Semiconductors)	1,892	32,996
Ruth’s Chris Steak House, Inc. * (Retail)	1,892	38,521

See accompanying notes to the Schedules of Portfolio Investments.

Sanderson Farms, Inc. (Food)	3,311	122,706
Savient Pharmaceuticals, Inc. * (Biotechnology)	3,311	39,798
ScanSource, Inc. * (Distribution/Wholesale)	5,203	139,649
School Specialty, Inc. * (Retail)	1,419	51,240
Sciele Pharma, Inc. * (Pharmaceuticals)	5,676	134,408
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,419	139,630
Secure Computing Corp. * (Internet)	7,095	54,632
Select Comfort Corp. * (Retail)	6,622	117,872
Shuffle Master, Inc. * (Entertainment)	7,095	129,484
Sierra Health Services, Inc. * (Healthcare - Services)	11,352	467,362
Simpson Manufacturing Co., Inc. (Building Materials)	7,568	233,397
Skechers U.S.A., Inc. - Class A * (Apparel)	2,838	95,272
Sonic Corp. * (Retail)	14,190	316,153
Sonic Solutions * (Electronics)	2,365	33,347
Southern Union Co. (Gas)	9,933	301,864
SPSS, Inc. * (Software)	1,419	51,226
St. Mary Land & Exploration Co. (Oil & Gas)	12,298	451,091
Stage Stores, Inc. (Retail)	8,514	198,461
Stamps.com, Inc. * (Internet)	1,892	27,188
Standard Microsystems Corp. * (Semiconductors)	1,892	57,782
Sterling Bancshares, Inc. (Banks)	5,676	63,458
Sterling Financial Corp. - Spokane (Savings & Loans)	4,730	147,529
Stone Energy Corp. * (Oil & Gas)	5,676	168,520
Sunrise Assisted Living, Inc. * (Healthcare - Services)	8,987	355,166
Supertex, Inc. * (Semiconductors)	946	31,417
SurModics, Inc. * (Healthcare - Products)	3,311	119,196
Swift Energy Co. * (Oil & Gas)	6,149	256,844
Sykes Enterprises, Inc. * (Computers)	1,892	34,510
Synaptics, Inc. * (Computers)	5,203	133,093
Take-Two Interactive Software, Inc. * (Software)	14,663	295,313
TALX Corp. (Computers)	6,149	203,716
Technitrol, Inc. (Electronics)	2,838	74,327
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,311	123,964
Tetra Tech, Inc. * (Environmental Control)	4,257	81,138
TETRA Technologies, Inc. * (Oil & Gas Services)	8,987	222,069
The Cato Corp. - Class A (Retail)	3,311	77,444
The Children’s Place Retail Stores, Inc. * (Retail)	4,730	263,745
The Finish Line, Inc. - Class A (Retail)	4,730	59,598
The Gymboree Corp. * (Apparel)	6,149	246,390
The Hain Celestial Group, Inc. * (Food)	3,784	113,785
The Men’s Wearhouse, Inc. (Retail)	6,149	289,310

See accompanying notes to the Schedules of Portfolio Investments.

The Nautilus Group, Inc. (Leisure Time)	6,149	94,879
The Steak n Shake Co. * (Retail)	3,311	55,525
THQ, Inc. * (Software)	8,041	274,922
Toro Co. (Housewares)	8,041	412,021
Tractor Supply Co. * (Retail)	7,095	365,392
TradeStation Group, Inc. * (Diversified Financial Services)	1,892	23,820
TreeHouse Foods, Inc. * (Food)	3,311	100,886
Triad Guaranty, Inc. * (Insurance)	1,892	78,348
Triarc Cos., Inc. (Retail)	4,257	73,178
Trimble Navigation, Ltd. * (Electronics)	22,704	609,375
Tuesday Morning Corp. (Retail)	3,784	56,155
Tween Brands, Inc. * (Retail)	6,622	236,538
UCBH Holdings, Inc. (Banks)	18,920	352,290
Umpqua Holdings Corp. (Banks)	5,676	151,947
UniFirst Corp. (Textiles)	1,419	54,447
Unit Corp. * (Oil & Gas)	9,460	478,581
United Community Banks, Inc. (Banks)	3,784	124,077
United Fire & Casualty Co. (Insurance)	2,365	83,082
United Natural Foods, Inc. * (Food)	8,514	260,869
United Surgical Partners International, Inc. * (Healthcare - Services)	5,676	174,878
Universal Technical Institute, Inc. * (Commercial Services)	1,419	32,751
USANA Health Sciences, Inc. * (Pharmaceuticals)	1,892	88,678
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,892	109,415
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,730	252,488
Vertrue, Inc. * (Commercial Services)	1,892	91,024
ViaSat, Inc. * (Telecommunications)	2,838	93,569
Viasys Healthcare, Inc. * (Healthcare - Products)	2,838	96,464
ViroPharma, Inc. * (Pharmaceuticals)	6,622	95,026
Vital Signs, Inc. (Healthcare - Products)	946	49,173
W-H Energy Services, Inc. * (Oil & Gas Services)	6,149	287,404
Waste Connections, Inc. * (Environmental Control)	13,244	396,526
Watsco, Inc. (Distribution/Wholesale)	1,892	96,624
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	6,149	299,148
Watts Industries, Inc. - Class A (Electronics)	2,838	107,929
WD-40 Co. (Household Products/Wares)	1,892	59,995
WebEx Communications, Inc. * (Internet)	8,514	484,105
Websense, Inc. * (Internet)	8,987	206,611
Wilshire Bancorp, Inc. (Banks)	3,311	54,300
Winnebago Industries, Inc. (Home Builders)	6,149	206,791
Wintrust Financial Corp. (Banks)	3,311	147,704
WMS Industries, Inc. * (Leisure Time)	2,365	92,803

See accompanying notes to the Schedules of Portfolio Investments.

Wolverine World Wide, Inc. (Apparel)	7,095	202,704
Woodward Governor Co. (Electronics)	2,365	97,367
World Acceptance Corp. * (Diversified Financial Services)	3,311	132,274
World Fuel Services Corp. (Retail)	3,784	175,048
X-Rite, Inc. (Electronics)	1,892	24,501
Zale Corp. * (Retail)	5,203	137,255
Zenith National Insurance Corp. (Insurance)	4,257	201,228

TOTAL COMMON STOCKS
(Cost $40,127,550)		57,458,763

	Principal
	Amount

Repurchase Agreements (1.5%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $851,362 (Collateralized by $871,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $868,722)	$851,000	851,000

TOTAL REPURCHASE AGREEMENTS
(Cost $851,000)		851,000

TOTAL INVESTMENT SECURITIES
(Cost $40,978,550) - 101.3% of net assets		$58,309,763

Percentages indicated are based on net assets of $57,540,846.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $161,080)
	2	$ 2,243

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.1%
Aerospace/Defense	2.2%
Agriculture	0.2%
Apparel	2.6%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	4.4%
Beverages	0.1%
Biotechnology	1.1%
Building Materials	0.7%
Chemicals	0.4%
Commercial Services	3.7%
Computers	4.3%
Cosmetic/Personal Care	0.2%
Distribution/Wholesale	1.4%
Diversified Financial Services	1.1%
Electric	0.2%
Electrical Components & Equipment	0.3%
Electronics	5.1%
Energy - Alternate Sources	0.3%
Engineering & Construction	0.1%
Entertainment	0.2%
Environmental Control	0.8%
Food	1.9%
Forest Products & Paper	0.1%
Gas	1.3%
Healthcare - Products	9.2%

See accompanying notes to the Schedules of Portfolio Investments.

Healthcare - Services	4.6%
Home Builders	1.7%
Household Products/Wares	1.1%
Housewares	0.7%
Insurance	3.4%
Internet	2.0%
Iron/Steel	2.1%
Leisure Time	0.9%
Lodging	0.1%
Machinery - Construction & Mining	0.1%
Machinery - Diversified	2.5%
Metal Fabricate/Hardware	0.4%
Mining	0.4%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.1%
Office/Business Equipment	0.2%
Oil & Gas	4.4%
Oil & Gas Services	4.6%
Pharmaceuticals	2.7%
Real Estate Investment Trust	0.8%
Retail	10.4%
Savings & Loans	0.8%
Semiconductor	1.4%
Software	5.2%
Storage/Warehousing	0.3%
Telecommunications	1.5%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.0%
Other**	1.5%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Asia 30

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (99.3%)
AU Optronics Corp. (Electronics)	138,266	$1,977,204
Baidu.com, Inc. * (Internet)	30,128	2,908,858
BHP Billiton, Ltd. (Mining)	148,488	7,194,244
China Medical Technologies, Inc. * (Health Care Products)	68,326	1,576,281
China Mobile (Hong Kong), Ltd. (Telecommunications)	309,350	13,874,347
China Petroleum and Chemical Corp. (Oil & Gas)	85,004	7,181,138
Chunghwa Telecom Co., Ltd. (Telecommunications)	142,570	2,839,994
CNOOC, Ltd. (Oil & Gas)	47,344	4,148,755
Ctrip.com International, Ltd. (Internet)	38,198	2,558,693
Flextronics International, Ltd. * (Electronics)	185,072	2,024,688
Focus Media Holding, Ltd. * (Advertising)	27,976	2,194,997
HDFC Bank, Ltd. (Banks)	35,508	2,288,491
Icici Bank, Ltd. (Banks)	87,694	3,222,755
Infosys Technologies, Ltd. (Software)	78,548	3,947,037
Kookmin Bank (Banks)	39,812	3,589,051
Korea Electric Power Corp. (Electric)	152,254	3,045,080
KT Corp. (Telecommunications)	110,290	2,469,393
LG. Philips LCD Co., Ltd. * (Electronics)	125,892	2,200,592
Netease.com, Inc. * (Internet)	87,694	1,555,692
PetroChina Company, Ltd. (Oil & Gas)	128,044	14,992,671
POSCO (Iron/Steel)	46,806	4,865,484
Rediff.com India, Ltd. * (Internet)	89,308	1,488,764
Satyam Computer Services, Ltd. (Software)	115,132	2,613,496
Shanda Interactive Entertainment, Ltd. * (Internet)	142,032	3,813,559
Sify, Ltd. * (Internet)	144,722	1,248,951
SINA Corp. * (Internet)	64,560	2,169,862
SK Telecom Co., Ltd. (Telecommunications)	110,828	2,595,592
Sohu.com, Inc. * (Internet)	64,560	1,383,521
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	473,978	5,095,263
United Microelectronics Corp. (Semiconductors)	710,698	2,260,020

TOTAL COMMON STOCKS
(Cost $70,797,534)		113,324,473

	Principal Amount

Repurchase Agreements (0.1%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $169,072 (Collateralized by $173,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $172,547)	$169,000	169,000

TOTAL REPURCHASE AGREEMENTS
(Cost $169,000)		169,000

TOTAL INVESTMENT SECURITIES
(Cost $70,966,534) - 99.4% of net assets		$113,493,473

Percentages indicated are based on net assets of $114,139,042.

As of March 31, 2007, all securities in this portfolio were traded on U.S. Exchanges.

*   Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	1.9%
Banks	8.0%
Electric	2.7%
Electronics	5.4%
Healthcare – Products	1.4%
Internet	15.0%
Iron/Steel	4.3%
Mining	6.3%
Oil & Gas	23.1%
Semiconductors	6.4%
Software	5.7%
Telecommunications	19.1%
Other**	0.1%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of March 31, 2007:

Australia	6.3%
China	35.6%
Hong Kong	15.8%
India	10.2%
Korea	16.4%
Singapore	1.8%
Taiwan	13.2%
United States**	0.1%

**   Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Europe 30

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (99.3%)
Alcatel SA (Telecommunications)	176,638	$2,087,861
Alcon, Inc. (Healthcare - Products)	27,528	3,628,741
Anglo American PLC (Mining)	126,170	3,333,411
Arcelor Mittal - Class A (Iron/Steel)	67,673	3,579,225
ASM Lithography Holding NV * (Semiconductors)	102,083	2,526,554
AstraZeneca PLC (Pharmaceuticals)	77,996	4,184,485
Autoliv, Inc. (Auto Parts & Equipment)	36,704	2,096,165
BP Amoco PLC (Oil & Gas)	114,700	7,426,825
Business Objects SA * (Software)	63,085	2,283,046
DaimlerChrysler AG (Auto Manufacturers)	61,938	5,067,148
Diageo PLC (Beverages)	47,027	3,806,836
Elan Corp. PLC * (Pharmaceuticals)	146,816	1,951,185
GlaxoSmithKline PLC (Pharmaceuticals)	111,259	6,148,172
HSBC Holdings PLC (Banks)	80,290	7,050,265
Koninklijke (Royal) Phillips Electronics NV (Electronics)	92,907	3,539,757
Nokia OYJ (Telecommunications)	191,549	4,390,303
Novartis AG (Pharmaceuticals)	106,671	5,827,437
Rio Tinto PLC (Mining)	14,911	3,396,875
Royal Dutch Shell PLC - Class A (Oil & Gas)	80,290	5,323,227
Sanofi-Aventis (Pharmaceuticals)	113,553	4,940,691
SAP AG (Software)	68,820	3,072,813
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	47,027	2,910,971
Siemens AG (Miscellaneous Manufacturing)	44,733	4,795,378
Telefonaktiebolaget LM Ericsson (Telecommunications)	98,642	3,658,632
Tenaris SA (Iron/Steel)	61,938	2,842,954
Total Fina SA (Oil & Gas)	91,760	6,403,013
UBS AG (Diversified Financial Services)	89,466	5,316,964
Unilever NV (Food)	127,317	3,720,203
Vodafone Group PLC (Telecommunications)	212,844	5,716,990
Willis Group Holdings, Ltd. (Insurance)	63,085	2,496,904

TOTAL COMMON STOCKS
(Cost $88,982,378)		123,523,031

	Principal
	Amount

Repurchase Agreements (0.3%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $331,141 (Collateralized by $339,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $338,113)	$331,000	331,000

TOTAL REPURCHASE AGREEMENTS
(Cost $331,000)		331,000

TOTAL INVESTMENT SECURITIES
(Cost $89,313,378) - 99.6% of net assets		$123,854,031

Percentages indicated are based on net assets of $124,373,852.

As of March 31, 2007, all securities in this portfolio were traded on U.S. exchanges.
* Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Auto Manufacturers	4.1%
Auto Parts & Equipment	1.7%
Banks	5.7%
Beverages	3.1%
Diversified Financial Services	4.3%
Electronics	2.8%
Food	3.0%
Healthcare-Products	2.9%
Insurance	2.0%
Iron/Steel	5.2%
Mining	5.4%
Miscellaneous Manufacturing	3.9%
Oil & Gas	15.4%
Pharmaceuticals	20.8%
Semiconductors	2.0%
Software	4.3%
Telecommunications	12.7%
Other**	0.3%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of March 31, 2007:

Finland	3.5%
France	12.6%
Germany	10.4%
Ireland	1.6%
Luxembourg	2.3%
Netherlands	10.7%
Sweden	4.6%
Switzerland	11.9%
United Kingdom	41.7%
United States**	0.3%

** Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Japan

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Principal
	Amount	Value

U.S. Government Agency Obligations (78.5%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07	$14,366,000	$14,364,045
Federal Farm Credit Bank, 4.90%, 4/2/07	14,366,000	14,364,045
Federal Home Loan Bank, 4.90%, 4/2/07	14,366,000	14,364,045
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07	14,366,000	14,364,045

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $57,456,180)		57,456,180

Repurchase Agreements (19.6%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $14,362,101 (Collateralized by $14,676,000 Federal Farm Credit Bank, 5.00%, 2/11/10, market value $14,643,794)	14,356,000	14,356,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,356,000)		14,356,000

	Contracts

Options Purchased (NM)
Nikkei 225 Futures Put Option 9000 expiring June 2007	200	1,916

TOTAL OPTIONS PURCHASED
(Cost $3,300)		1,916

TOTAL INVESTMENT SECURITIES
(Cost $71,815,480) - 98.1% of total net assets		$71,814,096

Percentages indicated are based on net assets of $73,228,636.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

Nikkei 225 Futures Contract expiring June 2007 (Underlying face amount at value $73,464,625)	853	$1,133,131

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraBull

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (85.3%)
3M Co. (Miscellaneous Manufacturing)	3,537	$270,333
Abbott Laboratories (Pharmaceuticals)	7,479	417,328
Abercrombie & Fitch Co. - Class A (Retail)	432	32,694
ACE, Ltd. ADR (Insurance)	1,566	89,356
ADC Telecommunications, Inc. * (Telecommunications)	567	9,492
Adobe Systems, Inc. * (Software)	2,889	120,471
Advanced Micro Devices, Inc. * (Semiconductors)	2,727	35,615
Aetna, Inc. (Healthcare - Services)	2,484	108,774
Affiliated Computer Services, Inc. - Class A * (Computers)	459	27,026
AFLAC, Inc. (Insurance)	2,376	111,815
Agilent Technologies, Inc. * (Electronics)	1,971	66,403
Air Products & Chemicals, Inc. (Chemicals)	1,026	75,811
Alcoa, Inc. (Mining)	4,131	140,041
Allegheny Energy, Inc. * (Electric)	783	38,477
Allegheny Technologies, Inc. (Iron/Steel)	486	51,851
Allergan, Inc. (Pharmaceuticals)	729	80,788
Allied Waste Industries, Inc. * (Environmental Control)	1,242	15,637
Allstate Corp. (Insurance)	2,970	178,377
Alltel Corp. (Telecommunications)	1,755	108,810
Altera Corp. * (Semiconductors)	1,728	34,543
Altria Group, Inc. (Agriculture)	10,017	879,593
Amazon.com, Inc. * (Internet)	1,512	60,162
Ambac Financial Group, Inc. (Insurance)	486	41,986
Ameren Corp. (Electric)	999	50,250
American Electric Power, Inc. (Electric)	1,890	92,138
American Express Co. (Diversified Financial Services)	5,724	322,834
American International Group, Inc. (Insurance)	12,555	843,946
American Standard Cos. (Building Materials)	837	44,378
Ameriprise Financial, Inc. (Diversified Financial Services)	1,134	64,797
AmerisourceBergen Corp. (Pharmaceuticals)	918	48,425
Amgen, Inc. * (Biotechnology)	5,697	318,349
Anadarko Petroleum Corp. (Oil & Gas)	2,241	96,318
Analog Devices, Inc. (Semiconductors)	1,620	55,874
Anheuser-Busch Cos., Inc. (Beverages)	3,726	188,014

See accompanying notes to the Schedules of Portfolio Investments.

AON Corp. (Insurance)	1,404	53,296
Apache Corp. (Oil & Gas)	1,620	114,534
Apartment Investment and Management Co. - Class A (REIT)	459	26,480
Apollo Group, Inc. - Class A * (Commercial Services)	675	29,633
Apple Computer, Inc. * (Computers)	4,185	388,828
Applera Corp. - Applied Biosystems Group (Electronics)	891	26,347
Applied Materials, Inc. (Semiconductors)	6,669	122,176
Archer-Daniels-Midland Co. (Agriculture)	3,132	114,944
Archstone-Smith Trust (REIT)	1,053	57,157
Ashland, Inc. (Chemicals)	270	17,712
AT&T, Inc. (Telecommunications)	30,375	1,197,686
Autodesk, Inc. * (Software)	1,134	42,638
Automatic Data Processing, Inc. (Software)	2,646	128,066
AutoNation, Inc. * (Retail)	729	15,484
AutoZone, Inc. * (Retail)	243	31,138
Avalonbay Communities, Inc. (REIT)	378	49,140
Avaya, Inc. * (Telecommunications)	2,214	26,147
Avery Dennison Corp. (Household Products/Wares)	432	27,760
Avon Products, Inc. (Cosmetics/Personal Care)	2,106	78,470
Baker Hughes, Inc. (Oil & Gas Services)	1,539	101,774
Ball Corp. (Packaging & Containers)	486	22,283
Bank of America Corp. (Banks)	21,438	1,093,766
Bank of New York Co., Inc. (Banks)	3,618	146,709
Bard (C.R.), Inc. (Healthcare - Products)	486	38,642
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	513	23,778
Bausch & Lomb, Inc. (Healthcare - Products)	270	13,813
Baxter International, Inc. (Healthcare - Products)	3,105	163,540
BB&T Corp. (Banks)	2,592	106,324
Bear Stearns Cos., Inc. (Diversified Financial Services)	567	85,248
Becton, Dickinson & Co. (Healthcare - Products)	1,188	91,345
Bed Bath & Beyond, Inc. * (Retail)	1,377	55,314
Bemis Co., Inc. (Packaging & Containers)	486	16,228
Best Buy Co., Inc. (Retail)	1,944	94,712
Big Lots, Inc. * (Retail)	513	16,047
Biogen Idec, Inc. * (Biotechnology)	1,647	73,094
Biomet, Inc. (Healthcare - Products)	1,188	50,478
BJ Services Co. (Oil & Gas Services)	1,431	39,925
Black & Decker Corp. (Hand/Machine Tools)	324	26,444
BMC Software, Inc. * (Software)	999	30,759
Boeing Co. (Aerospace/Defense)	3,753	333,680
Boston Properties, Inc. (REIT)	567	66,566
Boston Scientific Corp. * (Healthcare - Products)	5,805	84,405

See accompanying notes to the Schedules of Portfolio Investments.

Bristol-Myers Squibb Co. (Pharmaceuticals)	9,720	269,827
Broadcom Corp. - Class A * (Semiconductors)	2,268	72,735
Brown-Forman Corp. (Beverages)	378	24,782
Brunswick Corp. (Leisure Time)	432	13,759
Burlington Northern Santa Fe Corp. (Transportation)	1,728	138,983
C.H. Robinson Worldwide, Inc. (Transportation)	837	39,967
CA, Inc. (Software)	1,971	51,069
Campbell Soup Co. (Food)	1,053	41,014
Capital One Financial Corp. (Diversified Financial Services)	1,971	148,732
Cardinal Health, Inc. (Pharmaceuticals)	1,917	139,845
Carnival Corp. ADR (Leisure Time)	2,106	98,687
Caterpillar, Inc. (Machinery - Construction & Mining)	3,132	209,938
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	891	30,454
CBS Corp. - Class B (Media)	3,618	110,675
Celgene Corp. * (Biotechnology)	1,863	97,733
CenterPoint Energy, Inc. (Electric)	1,539	27,610
Centex Corp. (Home Builders)	567	23,689
CenturyTel, Inc. (Telecommunications)	540	24,403
Chesapeake Energy Corp. (Oil & Gas)	1,998	61,698
ChevronTexaco Corp. (Oil & Gas)	10,341	764,820
Chicago Mercantile Exchange (Diversified Financial Services)	189	100,635
Chubb Corp. (Insurance)	1,971	101,842
Ciena Corp. * (Telecommunications)	405	11,320
CIGNA Corp. (Insurance)	459	65,481
Cincinnati Financial Corp. (Insurance)	837	35,489
Cintas Corp. (Textiles)	648	23,393
Circuit City Stores, Inc. (Retail)	675	12,508
Cisco Systems, Inc. * (Telecommunications)	29,214	745,833
CIT Group, Inc. (Diversified Financial Services)	918	48,581
Citigroup, Inc. (Diversified Financial Services)	23,166	1,189,341
Citizens Communications Co. (Telecommunications)	1,647	24,623
Citrix Systems, Inc. * (Software)	891	28,539
Clear Channel Communications, Inc. (Media)	2,376	83,255
Clorox Co. (Household Products/Wares)	729	46,430
CMS Energy Corp. (Electric)	1,080	19,224
Coach, Inc. * (Apparel)	1,782	89,189
Coca-Cola Co. (Beverages)	9,720	466,560
Coca-Cola Enterprises, Inc. (Beverages)	1,323	26,791
Cognizant Technology Solutions Corp. * (Computers)	702	61,966
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,484	165,906
Comcast Corp. - Special Class A * (Media)	15,066	390,963

See accompanying notes to the Schedules of Portfolio Investments.

Comerica, Inc. (Banks)	756	44,695
Commerce Bancorp, Inc. (Banks)	891	29,742
Compass Bancshares, Inc. (Banks)	621	42,725
Computer Sciences Corp. * (Computers)	837	43,633
Compuware Corp. * (Software)	1,539	14,605
ConAgra Foods, Inc. (Food)	2,457	61,204
ConocoPhillips (Oil & Gas)	8,100	553,635
CONSOL Energy, Inc. (Coal)	864	33,808
Consolidated Edison, Inc. (Electric)	1,242	63,417
Constellation Brands, Inc. * (Beverages)	1,026	21,731
Constellation Energy Group, Inc. (Electric)	837	72,777
Convergys Corp. * (Commercial Services)	648	16,466
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	864	38,871
Corning, Inc. * (Telecommunications)	7,533	171,300
Costco Wholesale Corp. (Retail)	2,160	116,294
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,754	92,645
Coventry Health Care, Inc. * (Healthcare - Services)	756	42,374
CSX Corp. (Transportation)	2,052	82,183
Cummins, Inc. (Machinery-Diversified)	243	35,167
CVS Corp. (Retail)	7,208	246,081
D.R. Horton, Inc. (Home Builders)	1,296	28,513
Danaher Corp. (Miscellaneous Manufacturing)	1,134	81,024
Darden Restaurants, Inc. (Retail)	702	28,915
Dean Foods Co. * (Food)	621	29,026
Deere & Co. (Machinery-Diversified)	1,107	120,264
Dell, Inc. * (Computers)	10,908	253,175
Developers Diversified Realty Corp. (REIT)	621	39,061
Devon Energy Corp. (Oil & Gas)	2,133	147,646
Dillards, Inc. - Class A (Retail)	297	9,721
DIRECTV Group, Inc. * (Media)	3,726	85,959
Dollar General Corp. (Retail)	1,512	31,979
Dominion Resources, Inc. (Electric)	1,674	148,601
Dover Corp. (Miscellaneous Manufacturing)	972	47,443
Dow Jones & Co., Inc. (Media)	324	11,168
DTE Energy Co. (Electric)	864	41,386
Du Pont (Chemicals)	4,428	218,876
Duke Energy Corp. (Electric)	5,994	121,618
Dynegy, Inc. - Class A * (Pipelines)	1,782	16,501
E* TRADE Financial Corp.* (Diversified Financial Services)	2,079	44,116
Eastman Chemical Co. (Chemicals)	405	25,649
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,377	31,065
Eaton Corp. (Miscellaneous Manufacturing)	702	58,659
eBay, Inc. * (Internet)	5,373	178,115
Ecolab, Inc. (Chemicals)	864	37,152
Edison International (Electric)	1,566	76,938
El Paso Corp. (Pipelines)	3,375	48,836

See accompanying notes to the Schedules of Portfolio Investments.

Electronic Arts, Inc. * (Software)	1,512	76,144
Electronic Data Systems Corp. (Computers)	2,457	68,010
Eli Lilly & Co. (Pharmaceuticals)	4,752	255,230
Embarq Corp. (Telecommunications)	729	41,079
EMC Corp. * (Computers)	10,233	141,727
Emerson Electric Co. (Electrical Components & Equipment)	3,861	166,371
Ensco International, Inc. (Oil & Gas)	729	39,658
Entergy Corp. (Electric)	945	99,149
EOG Resources, Inc. (Oil & Gas)	1,188	84,752
Equifax, Inc. (Commercial Services)	594	21,651
Equity Residential Properties Trust (REIT)	1,431	69,017
Exelon Corp. (Electric)	3,186	218,909
Express Scripts, Inc. * (Pharmaceuticals)	648	52,307
Exxon Mobil Corp. (Oil & Gas)	27,621	2,084,004
Family Dollar Stores, Inc. (Retail)	729	21,593
Fannie Mae (Diversified Financial Services)	4,617	251,996
Federated Department Stores, Inc. (Retail)	2,511	113,121
Federated Investors, Inc. - Class B (Diversified Financial Services)	432	15,863
FedEx Corp. (Transportation)	1,485	159,534
Fidelity National Information Services, Inc. (Software)	783	35,595
Fifth Third Bancorp (Banks)	2,646	102,374
First Data Corp. (Software)	3,618	97,324
First Horizon National Corp. (Banks)	594	24,669
FirstEnergy Corp. (Electric)	1,539	101,943
Fiserv, Inc. * (Software)	810	42,979
Fluor Corp. (Engineering & Construction)	432	38,759
Ford Motor Co. (Auto Manufacturers)	9,045	71,365
Forest Laboratories, Inc. * (Pharmaceuticals)	1,539	79,166
Fortune Brands, Inc. (Household Products/Wares)	729	57,460
FPL Group, Inc. (Electric)	1,944	118,914
Franklin Resources, Inc. (Diversified Financial Services)	810	97,872
Freddie Mac (Diversified Financial Services)	3,348	199,173
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,539	101,866
Gannett Co., Inc. (Media)	1,134	63,833
General Dynamics Corp. (Aerospace/Defense)	1,971	150,584
General Electric Co. (Miscellaneous Manufacturing)	49,329	1,744,274
General Mills, Inc. (Food)	1,647	95,888
General Motors Corp. (Auto Manufacturers)	2,808	86,037
Genuine Parts Co. (Distribution/Wholesale)	810	39,690
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,106	73,584
Genzyme Corp. * (Biotechnology)	1,269	76,165

See accompanying notes to the Schedules of Portfolio Investments.

Gilead Sciences, Inc. * (Pharmaceuticals)	2,214	169,371
Goodrich Corp. (Aerospace/Defense)	594	30,579
Google, Inc. - Class A * (Internet)	1,053	482,441
H & R Block, Inc. (Commercial Services)	1,512	31,812
Halliburton Co. (Oil & Gas Services)	4,779	151,685
Harley-Davidson, Inc. (Leisure Time)	1,242	72,968
Harman International Industries, Inc. (Home Furnishings)	324	31,130
Harrah’s Entertainment, Inc. (Lodging)	891	75,245
Hartford Financial Services Group, Inc. (Insurance)	1,539	147,098
Hasbro, Inc. (Toys/Games/Hobbies)	783	22,409
Heinz (H.J.) Co. (Food)	1,539	72,518
Hercules, Inc. * (Chemicals)	567	11,079
Hess Corp. (Oil & Gas)	1,296	71,889
Hewlett-Packard Co. (Computers)	12,960	520,214
Hilton Hotels Corp. (Lodging)	1,863	66,993
Home Depot, Inc. (Retail)	9,882	363,064
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,861	177,838
Hospira, Inc. * (Pharmaceuticals)	756	30,920
Host Marriott Corp. (REIT)	2,430	63,933
Hudson City Bancorp, Inc. (Savings & Loans)	2,376	32,504
Humana, Inc. * (Healthcare - Services)	810	46,996
Huntington Bancshares, Inc. (Banks)	1,134	24,778
IAC/InterActiveCorp * (Internet)	1,053	39,709
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,971	101,704
IMS Health, Inc. (Software)	945	28,029
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	1,485	64,404
Integrys Energy Group, Inc. (Electric)	351	19,484
Intel Corp. (Semiconductors)	27,972	535,103
International Business Machines Corp. (Computers)	7,290	687,155
International Flavors & Fragrances, Inc. (Chemicals)	378	17,849
International Game Technology (Entertainment)	1,620	65,416
International Paper Co. (Forest Products & Paper)	2,160	78,624
Interpublic Group of Cos., Inc. * (Advertising)	2,214	27,254
Intuit, Inc. * (Software)	1,620	44,323
ITT Industries, Inc. (Miscellaneous Manufacturing)	891	53,745
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,080	88,733
J.P. Morgan Chase & Co. (Diversified Financial Services)	16,632	804,655
Jabil Circuit, Inc. (Electronics)	891	19,076
Janus Capital Group, Inc. (Diversified Financial Services)	891	18,631
JDS Uniphase Corp. * (Telecommunications)	1,026	15,626
Johnson & Johnson (Healthcare - Products)	14,013	844,424

See accompanying notes to the Schedules of Portfolio Investments.

Johnson Controls, Inc. (Auto Parts & Equipment)	945	89,416
Jones Apparel Group, Inc. (Apparel)	513	15,764
Juniper Networks, Inc. * (Telecommunications)	2,700	53,136
KB Home (Home Builders)	378	16,129
Kellogg Co. (Food)	1,188	61,099
KeyCorp (Banks)	1,890	70,818
KeySpan Corp. (Gas)	837	34,443
Kimberly-Clark Corp. (Household Products/Wares)	2,214	151,637
Kimco Realty Corp. (REIT)	1,080	52,639
Kinder Morgan, Inc. (Pipelines)	513	54,609
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,161	22,837
KLA -Tencor Corp. (Semiconductors)	972	51,827
Kohls Corp. * (Retail)	1,539	117,903
Kraft Foods, Inc. (Food)	783	24,790
Kroger Co. (Food)	3,402	96,107
L-3 Communications Holdings, Inc. (Aerospace/Defense)	594	51,957
Laboratory Corp. of America Holdings * (Healthcare - Services)	594	43,142
Legg Mason, Inc. (Diversified Financial Services)	621	58,504
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	864	19,587
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,484	174,054
Lennar Corp. - Class A (Home Builders)	648	27,352
Lexmark International, Inc. - Class A * (Computers)	459	26,833
Limited, Inc. (Retail)	1,647	42,921
Lincoln National Corp. (Insurance)	1,323	89,686
Linear Technology Corp. (Semiconductors)	1,431	45,205
Liz Claiborne, Inc. (Apparel)	486	20,825
Lockheed Martin Corp. (Aerospace/Defense)	1,728	167,651
Loews Corp. (Insurance)	2,160	98,129
Lowe’s Cos., Inc. (Retail)	7,317	230,412
LSI Logic Corp. * (Semiconductors)	3,699	38,618
M&T Bank Corp. (Banks)	378	43,784
Manor Care, Inc. (Healthcare - Services)	351	19,080
Marathon Oil Corp. (Oil & Gas)	1,674	165,441
Marriott International, Inc. - Class A (Lodging)	1,593	77,993
Marsh & McLennan Cos., Inc. (Insurance)	2,646	77,501
Marshall & Ilsley Corp. (Banks)	1,215	56,267
Masco Corp. (Building Materials)	1,917	52,526
Mattel, Inc. (Toys/Games/Hobbies)	1,863	51,363
Maxim Integrated Products, Inc. (Semiconductors)	1,539	45,247
MBIA, Inc. (Insurance)	648	42,438
McCormick & Co., Inc. (Food)	621	23,921
McDonald’s Corp. (Retail)	5,832	262,732
McGraw-Hill Cos., Inc. (Media)	1,701	106,959

See accompanying notes to the Schedules of Portfolio Investments.

McKesson Corp. (Commercial Services)	1,431	83,771
MeadWestvaco Corp. (Forest Products & Paper)	864	26,646
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,404	101,832
MedImmune, Inc. * (Biotechnology)	1,080	39,301
Medtronic, Inc. (Healthcare - Products)	5,589	274,196
Mellon Financial Corp. (Banks)	1,998	86,194
Merck & Co., Inc. (Pharmaceuticals)	10,476	462,724
Meredith Corp. (Media)	189	10,847
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,212	343,994
MetLife, Inc. (Insurance)	3,618	228,476
MGIC Investment Corp. (Insurance)	378	22,272
Micron Technology, Inc. * (Semiconductors)	3,645	44,032
Microsoft Corp. (Software)	41,796	1,164,856
Millipore Corp. * (Biotechnology)	270	19,567
Molex, Inc. (Electrical Components & Equipment)	702	19,796
Molson Coors Brewing Co. - Class B (Beverages)	216	20,438
Monsanto Co. (Agriculture)	2,619	143,940
Monster Worldwide, Inc. * (Internet)	621	29,417
Moody’s Corp. (Commercial Services)	1,080	67,025
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,076	399,786
Motorola, Inc. (Telecommunications)	11,583	204,672
Murphy Oil Corp. (Oil & Gas)	891	47,579
Mylan Laboratories, Inc. (Pharmaceuticals)	1,161	24,544
Nabors Industries, Ltd. *ADR (Oil & Gas)	1,350	40,055
National City Corp. (Banks)	2,835	105,604
National Semiconductor Corp. (Semiconductors)	1,377	33,241
National-Oilwell Varco, Inc. * (Oil & Gas Services)	864	67,211
NCR Corp. * (Computers)	864	41,273
Network Appliance, Inc. * (Computers)	1,782	65,079
Newell Rubbermaid, Inc. (Housewares)	1,350	41,972
Newmont Mining Corp. (Mining)	2,133	89,565
News Corp. - Class A (Media)	11,367	262,805
NICOR, Inc. (Gas)	216	10,459
NIKE, Inc. - Class B (Apparel)	918	97,547
NiSource, Inc. (Electric)	1,296	31,674
Noble Corp. ADR (Oil & Gas)	648	50,985
Nordstrom, Inc. (Retail)	1,107	58,605
Norfolk Southern Corp. (Transportation)	1,890	95,634
Northern Trust Corp. (Banks)	918	55,209
Northrop Grumman Corp. (Aerospace/Defense)	1,674	124,244
Novell, Inc. * (Software)	1,620	11,696
Novellus Systems, Inc. * (Semiconductors)	594	19,020
Nucor Corp. (Iron/Steel)	1,458	94,960
NVIDIA Corp. * (Semiconductors)	1,728	49,732

See accompanying notes to the Schedules of Portfolio Investments.

Occidental Petroleum Corp. (Oil & Gas)	4,077	201,037
Office Depot, Inc. * (Retail)	1,323	46,490
OfficeMax, Inc. (Retail)	351	18,512
Omnicom Group, Inc. (Advertising)	810	82,928
Oracle Corp. * (Software)	19,440	352,447
PACCAR, Inc. (Auto Manufacturers)	1,188	87,199
Pactiv Corp. * (Packaging & Containers)	621	20,953
Pall Corp. (Miscellaneous Manufacturing)	594	22,572
Parker Hannifin Corp. (Miscellaneous Manufacturing)	567	48,938
Patterson Cos., Inc. * (Healthcare - Products)	675	23,956
Paychex, Inc. (Commercial Services)	1,620	61,349
Peabody Energy Corp. (Coal)	1,269	51,065
PepsiCo, Inc. (Beverages)	7,857	499,390
PerkinElmer, Inc. (Electronics)	594	14,387
Pfizer, Inc. (Pharmaceuticals)	34,047	860,026
PG&E Corp. (Electric)	1,674	80,804
Pinnacle West Capital Corp. (Electric)	486	23,450
Pitney Bowes, Inc. (Office/Business Equipment)	1,053	47,796
Plum Creek Timber Co., Inc. (Forest Products & Paper)	864	34,059
PMC-Sierra, Inc. * (Semiconductors)	1,026	7,192
PNC Financial Services Group (Banks)	1,647	118,535
Polo Ralph Lauren Corp. (Apparel)	297	26,181
PPG Industries, Inc. (Chemicals)	783	55,053
PPL Corp. (Electric)	1,836	75,092
Praxair, Inc. (Chemicals)	1,539	96,895
Principal Financial Group, Inc. (Insurance)	1,269	75,975
Procter & Gamble Co. (Cosmetics/Personal Care)	15,093	953,274
Progress Energy, Inc. (Electric)	1,215	61,285
Progressive Corp. (Insurance)	3,645	79,534
Prologis (REIT)	1,215	78,890
Prudential Financial, Inc. (Insurance)	2,241	202,272
Public Service Enterprise Group, Inc. (Electric)	1,188	98,652
Public Storage, Inc. (REIT)	594	56,234
Pulte Homes, Inc. (Home Builders)	1,026	27,148
QLogic Corp. * (Semiconductors)	756	12,852
Qualcomm, Inc. (Telecommunications)	7,911	337,483
Quest Diagnostics, Inc. (Healthcare - Services)	756	37,702
Questar Corp. (Pipelines)	405	36,130
Qwest Communications International, Inc. * (Telecommunications)	7,506	67,479
R.R. Donnelley & Sons Co. (Commercial Services)	1,026	37,541
RadioShack Corp. (Retail)	648	17,515
Raytheon Co. (Aerospace/Defense)	2,133	111,897
Realogy Corp. * (Real Estate)	1,053	31,180
Regions Financial Corp. (Banks)	3,537	125,104
Reynolds American, Inc. (Agriculture)	810	50,552
Robert Half International, Inc. (Commercial Services)	810	29,978

See accompanying notes to the Schedules of Portfolio Investments.

Rockwell Collins, Inc. (Aerospace/Defense)	810	54,213
Rockwell International Corp. (Machinery-Diversified)	810	48,495
Rohm & Haas Co. (Chemicals)	675	34,911
Rowan Cos., Inc. (Oil & Gas)	540	17,534
Ryder System, Inc. (Transportation)	297	14,654
SAFECO Corp. (Insurance)	513	34,079
Safeway, Inc. (Food)	2,106	77,164
SanDisk Corp. * (Computers)	1,107	48,487
Sanmina-SCI Corp. * (Electronics)	2,565	9,285
Sara Lee Corp. (Food)	3,510	59,389
Schering-Plough Corp. (Pharmaceuticals)	7,209	183,902
Schlumberger, Ltd. ADR (Oil & Gas Services)	5,724	395,528
Schwab (Diversified Financial Services)	4,968	90,865
Sealed Air Corp. (Packaging & Containers)	756	23,889
Sears Holdings Corp. * (Retail)	405	72,965
Sempra Energy (Gas)	1,269	77,421
Sherwin-Williams Co. (Chemicals)	540	35,662
Sigma-Aldrich Corp. (Chemicals)	648	26,905
Simon Property Group, Inc. (REIT)	1,053	117,146
SLM Corp. (Diversified Financial Services)	1,971	80,614
Smith International, Inc. (Oil & Gas Services)	972	46,705
Snap-on, Inc. (Hand/Machine Tools)	297	14,286
Solectron Corp. * (Electronics)	4,428	13,948
Southern Co. (Electric)	3,591	131,610
Southwest Airlines Co. (Airlines)	3,807	55,963
Sovereign Bancorp, Inc. (Savings & Loans)	1,755	44,647
Spectra Energy Corp. (Pipelines)	3,051	80,150
Sprint Corp. (Telecommunications)	14,202	269,270
St. Jude Medical, Inc. * (Healthcare - Products)	1,701	63,975
Staples, Inc. (Retail)	3,429	88,605
Starbucks Corp. * (Retail)	3,591	112,614
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,026	66,536
State Street Corp. (Banks)	1,593	103,147
Stryker Corp. (Healthcare - Products)	1,431	94,904
Sun Microsystems, Inc. * (Computers)	17,631	105,962
Sunoco, Inc. (Oil & Gas)	594	41,841
SunTrust Banks, Inc. (Banks)	1,701	141,251
SuperValu, Inc. (Food)	999	39,031
Symantec Corp. * (Internet)	4,455	77,072
Synovus Financial Corp. (Banks)	1,566	50,644
Sysco Corp. (Food)	2,943	99,561
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,269	59,884
Target Corp. (Retail)	4,131	244,803
TECO Energy, Inc. (Electric)	999	17,193
Tektronix, Inc. (Electronics)	378	10,644
Tellabs, Inc. * (Telecommunications)	2,106	20,849
Temple-Inland, Inc. (Forest Products & Paper)	513	30,647

See accompanying notes to the Schedules of Portfolio Investments.

Tenet Healthcare Corp. * (Healthcare - Services)	2,268	14,583
Teradyne, Inc. * (Semiconductors)	891	14,737
Terex Corp. * (Machinery - Construction & Mining)	486	34,875
Texas Instruments, Inc. (Semiconductors)	6,993	210,489
Textron, Inc. (Miscellaneous Manufacturing)	594	53,341
The AES Corp. * (Electric)	3,186	68,563
The Dow Chemical Co. (Chemicals)	4,374	200,592
The E.W. Scripps Co. - Class A (Media)	405	18,095
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	567	27,698
The Gap, Inc. (Retail)	2,538	43,679
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,971	407,267
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	864	26,948
The Hershey Co. (Food)	837	45,750
The New York Times Co. - Class A (Media)	702	16,504
The Pepsi Bottling Group, Inc. (Beverages)	621	19,804
The Stanley Works (Hand/Machine Tools)	405	22,421
The Travelers Companies, Inc. (Insurance)	3,240	167,735
Thermo Electron Corp. * (Electronics)	2,025	94,670
Tiffany & Co. (Retail)	648	29,471
Time Warner, Inc. (Media)	18,441	363,657
TJX Cos., Inc. (Retail)	2,187	58,962
Torchmark Corp. (Insurance)	459	30,106
Transocean Sedco Forex, Inc. *ADR (Oil & Gas)	1,404	114,707
Tribune Co. (Media)	864	27,743
TXU Corp. (Electric)	2,214	141,917
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	9,558	301,555
Tyson Foods, Inc. - Class A (Food)	1,188	23,059
U.S. Bancorp (Banks)	8,478	296,475
Union Pacific Corp. (Transportation)	1,296	131,609
Unisys Corp. * (Computers)	1,647	13,884
United Parcel Service, Inc. - Class B (Transportation)	5,211	365,290
United States Steel Corp. (Iron/Steel)	567	56,229
United Technologies Corp. (Aerospace/Defense)	4,833	314,145
UnitedHealth Group, Inc. (Healthcare - Services)	6,453	341,816
UnumProvident Corp. (Insurance)	1,620	37,309
UST, Inc. (Agriculture)	756	43,833
V. F. Corp. (Apparel)	432	35,692
Valero Energy Corp. (Oil & Gas)	2,943	189,794
Varian Medical Systems, Inc. * (Healthcare - Products)	621	29,615
VeriSign, Inc. * (Internet)	1,188	29,843
Verizon Communications, Inc. (Telecommunications)	14,013	531,373

See accompanying notes to the Schedules of Portfolio Investments.

Viacom, Inc. - Class B * (Media)	3,321	136,526
Vornado Realty Trust (REIT)	621	74,110
Vulcan Materials Co. (Building Materials)	459	53,464
W.W. Grainger, Inc. (Distribution/Wholesale)	351	27,111
Wachovia Corp. (Banks)	9,072	499,413
Wal-Mart Stores, Inc. (Retail)	11,799	553,962
Walgreen Co. (Retail)	4,725	216,830
Walt Disney Co. (Media)	9,882	340,237
Washington Mutual, Inc. (Savings & Loans)	4,266	172,261
Waste Management, Inc. (Environmental Control)	2,565	88,261
Waters Corp. * (Electronics)	486	28,188
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	486	12,845
Weatherford International, Ltd. *ADR (Oil & Gas Services)	1,620	73,062
WellPoint, Inc. * (Healthcare - Services)	2,943	238,678
Wells Fargo & Co. (Banks)	16,092	554,047
Wendy’s International, Inc. (Retail)	459	14,367
Western Union Co. (Commercial Services)	3,645	80,008
Weyerhaeuser Co. (Forest Products & Paper)	999	74,665
Whirlpool Corp. (Home Furnishings)	378	32,096
Whole Foods Market, Inc. (Food)	675	30,274
Williams Cos., Inc. (Pipelines)	2,889	82,221
Windstream Corp. (Telecommunications)	2,295	33,714
Wrigley (Wm.) Jr. Co. (Food)	1,053	53,629
Wyeth (Pharmaceuticals)	6,561	328,247
Wyndham Worldwide Corp. * (Lodging)	891	30,428
Xcel Energy, Inc. (Electric)	1,944	47,997
Xerox Corp. * (Office/Business Equipment)	4,563	77,069
Xilinx, Inc. (Semiconductors)	1,593	40,988
XL Capital, Ltd. - Class A (Insurance)	864	60,445
XTO Energy, Inc. (Oil & Gas)	1,782	97,671
Yahoo!, Inc. * (Internet)	5,859	183,328
YUM! Brands, Inc. (Retail)	1,269	73,297
Zimmer Holdings, Inc. * (Healthcare - Products)	1,134	96,855
Zions Bancorp (Banks)	513	43,359

TOTAL COMMON STOCKS
(Cost $45,593,642)		61,132,379

	Principal
	Amount

Repurchase Agreements (11.9%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $8,561,637 (Collateralized by $8,798,000 of various U.S. Government Agency Obligations, 3.375% - 5.50%, 1/15/08 - 2/15/08, market value $8,734,474)	$8,558,000	8,558,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,558,000)		8,558,000

TOTAL INVESTMENT SECURITIES
(Cost $54,151,642) - 97.2% of net assets		$69,690,379

See accompanying notes to the Schedules of Portfolio Investments.

Percentages indicated are based on net assets of $71,714,494.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring June 2007	410	$459,438
(Underlying face amount at value $29,325,250)

S&P 500 Futures Contract expiring June 2007

(Underlying face amount at value $7,869,400)	22	(94,773)

Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/07	$32,319,673	$(176,092)

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/07	12,790,354	(72,415)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as March 31, 2007:
Advertising	0.2%
Aerospace/Defense	1.9%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	5.5%
Beverages	1.8%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.2%
Coal	0.1%
Commercial Services	0.6%
Computers	3.5%
Cosmetics/Personal Care	1.7%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.3%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.3%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.6%
Healthcare-Services	1.2%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.1%
Internet	1.5%
Iron/Steel	0.3%
Leisure Time	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	2.8%
Mining	0.5%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.2%
Oil & Gas	7.0%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.0%
Pipelines	0.4%
Real Estate	0.1%
Real Estate Investment Trust	1.0%
Retail	5.0%
Savings & Loans	0.3%
Semiconductors	2.0%
Software	3.2%
Telecommunications	5.4%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	11.9%

** Includes any non-equity securities.
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraMid-Cap

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (81.7%)
3Com Corp. * (Telecommunications)	31,507	$123,192
99 Cents Only Stores * (Retail)	3,215	47,357
Activision, Inc. * (Software)	19,933	377,531
Acxiom Corp. (Software)	5,144	110,030
Adesa, Inc. (Commercial Services)	7,073	195,427
ADTRAN, Inc. (Telecommunications)	4,501	109,599
Advance Auto Parts, Inc. (Retail)	8,359	322,239
Advanced Medical Optics, Inc. * (Healthcare - Products)	4,501	167,437
Advent Software, Inc. * (Software)	1,286	44,843
Aeropostale, Inc. * (Retail)	3,858	155,207
Affymetrix, Inc. * (Biotechnology)	5,144	154,680
AGCO Corp. * (Machinery-Diversified)	7,073	261,489
AGL Resources, Inc. (Gas)	5,787	247,221
Airgas, Inc. (Chemicals)	5,787	243,922
AirTran Holdings, Inc. * (Airlines)	7,073	72,640
Alaska Air Group, Inc. * (Airlines)	2,572	97,993
Albemarle Corp. (Chemicals)	5,787	239,235
Alberto-Culver Co. (Cosmetics/Personal Care)	5,787	132,407
Alexander & Baldwin, Inc. (Transportation)	3,215	162,165
Alliance Data Systems Corp. * (Commercial Services)	5,144	316,974
Alliant Energy Corp. (Electric)	9,002	403,470
Alliant Techsystems, Inc. * (Aerospace/Defense)	2,572	226,130
AMB Property Corp. (REIT)	7,716	453,624
American Eagle Outfitters, Inc. (Retail)	16,075	482,090
American Financial Group, Inc. (Insurance)	5,144	175,102
American Greetings Corp. - Class A (Household Products/Wares)	4,501	104,468
AmeriCredit Corp. * (Diversified Financial Services)	9,002	205,786
Ametek, Inc. (Electrical Components & Equipment)	8,359	288,720
Amphenol Corp. - Class A (Electronics)	6,430	415,184
Andrew Corp. * (Telecommunications)	12,217	129,378
AnnTaylor Stores Corp. * (Retail)	5,144	199,484
Applebee’s International, Inc. (Retail)	5,787	143,402
Apria Healthcare Group, Inc. * (Healthcare - Services)	3,215	103,684
Aqua America, Inc. (Water)	10,288	230,966
Aquila, Inc. * (Electric)	29,578	123,636
Arch Coal, Inc. (Coal)	10,931	335,472
Arrow Electronics, Inc. * (Electronics)	9,645	364,099
Arthur J. Gallagher & Co. (Insurance)	7,716	218,594
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,144	93,878

See accompanying notes to the Schedules of Portfolio Investments.

Associated Banc-Corp (Banks)	10,288	345,676
Astoria Financial Corp. (Savings & Loans)	6,430	170,974
Atmel Corp. * (Semiconductors)	34,079	171,417
Avis Budget Group, Inc. * (Commercial Services)	7,716	210,801
Avnet, Inc. * (Electronics)	9,645	348,570
Avocent Corp. * (Internet)	3,858	104,050
Bandag, Inc. (Auto Parts & Equipment)	643	32,594
Bank of Hawaii Corp. (Banks)	3,858	204,590
Barnes & Noble, Inc. (Retail)	3,858	152,198
Beazer Homes USA, Inc. (Home Builders)	2,572	74,665
Beckman Coulter, Inc. (Healthcare - Products)	4,501	287,569
Belo Corp. - Class A (Media)	6,430	120,048
BJ’s Wholesale Club, Inc. * (Retail)	5,144	174,022
Black Hills Corp. (Electric)	2,572	94,572
Blyth, Inc. (Household Products/Wares)	1,929	40,721
Bob Evans Farms, Inc. (Retail)	2,572	95,035
Borders Group, Inc. (Retail)	4,501	91,910
BorgWarner, Inc. (Auto Parts & Equipment)	4,501	339,465
Bowater, Inc. (Forest Products & Paper)	3,858	91,898
Boyd Gaming Corp. (Lodging)	3,215	153,163
Brinker International, Inc. (Retail)	9,645	315,392
Broadridge Financial Solutions LLC. * (Diversified Financial Services)	10,288	202,674
Brown & Brown, Inc. (Insurance)	9,002	243,234
Cabot Corp. (Chemicals)	4,501	214,833
Cadence Design Systems, Inc. * (Computers)	21,862	460,415
Callaway Golf Co. (Leisure Time)	4,501	70,936
Cameron International Corp. * (Oil & Gas Services)	8,359	524,862
Career Education Corp. * (Commercial Services)	7,073	215,727
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	4,501	193,228
Carmax, Inc. * (Retail)	16,718	410,260
Catalina Marketing Corp. (Advertising)	2,572	81,224
Cathay Bancorp, Inc. (Banks)	3,858	131,095
CBRL Group, Inc. (Retail)	1,929	89,313
CDW Corp. (Distribution/Wholesale)	4,501	276,496
Cephalon, Inc. * (Pharmaceuticals)	4,501	320,516
Ceridian Corp. * (Computers)	10,931	380,837
Cerner Corp. * (Software)	5,144	280,091
Charles River Laboratories International, Inc. * (Biotechnology)	5,144	237,961
Charming Shoppes, Inc. * (Retail)	9,645	124,903
CheckFree Corp. * (Internet)	7,073	262,338
Cheesecake Factory, Inc. * (Retail)	5,787	154,224
Chemtura Corp. (Chemicals)	18,647	203,812
Chico’s FAS, Inc. * (Retail)	13,503	329,878
Choicepoint, Inc. * (Commercial Services)	5,787	216,607

See accompanying notes to the Schedules of Portfolio Investments.

Church & Dwight, Inc. (Household Products/Wares)	5,144	259,001
Cimarex Energy Co. (Oil & Gas)	6,430	238,039
Cincinnati Bell, Inc. * (Telecommunications)	19,290	90,663
City National Corp. (Banks)	2,572	189,299
Claire’s Stores, Inc. (Retail)	7,073	227,185
Coldwater Creek, Inc. * (Retail)	4,501	91,280
Commercial Metals Co. (Metal Fabricate/Hardware)	9,002	282,213
Commscope, Inc. * (Telecommunications)	4,501	193,093
Community Health Systems, Inc. * (Healthcare - Services)	7,073	249,323
Con-way, Inc. (Transportation)	3,215	160,236
Copart, Inc. * (Retail)	5,144	144,083
Corinthian Colleges, Inc. * (Commercial Services)	6,430	88,413
Covance, Inc. * (Healthcare - Services)	4,501	267,089
Crane Co. (Miscellaneous Manufacturing)	3,858	155,940
Cree Research, Inc. * (Semiconductors)	5,787	95,254
CSG Systems International, Inc. * (Software)	3,215	80,439
Cullen/Frost Bankers, Inc. (Banks)	4,501	235,537
Cypress Semiconductor Corp. * (Semiconductors)	14,146	262,408
Cytec Industries, Inc. (Chemicals)	3,215	180,812
CYTYC Corp. * (Healthcare - Products)	9,002	307,958
Deluxe Corp. (Commercial Services)	3,858	129,359
Denbury Resources, Inc. * (Oil & Gas)	9,002	268,170
DENTSPLY International, Inc. (Healthcare - Products)	11,574	379,049
DeVry, Inc. (Commercial Services)	4,501	132,104
Dick’s Sporting Goods, Inc. * (Retail)	2,572	149,845
Diebold, Inc. (Computers)	5,144	245,420
Dollar Tree Stores, Inc. * (Retail)	7,716	295,060
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,144	185,698
DPL, Inc. (Electric)	9,002	279,872
DRS Technologies, Inc. (Aerospace/Defense)	3,215	167,727
DST Systems, Inc. * (Computers)	3,858	290,122
Dun & Bradstreet Corp. (Software)	4,501	410,491
Duquesne Light Holdings, Inc. (Electric)	6,430	127,250
Dycom Industries, Inc. * (Engineering & Construction)	3,215	83,783
Eaton Vance Corp. (Diversified Financial Services)	9,645	343,748
Edwards (A.G.), Inc. (Diversified Financial Services)	5,787	400,344
Edwards Lifesciences Corp. * (Healthcare - Products)	4,501	228,201
Encore Acquisition Co. * (Oil & Gas)	3,858	93,325
Energizer Holdings, Inc. * (Electrical Components & Equipment)	4,501	384,070

See accompanying notes to the Schedules of Portfolio Investments.

Energy East Corp. (Electric)	11,574	281,943
Entercom Communications Corp. (Media)	1,929	54,359
Equitable Resources, Inc. (Pipelines)	9,645	466,046
Everest Re Group, Ltd. ADR (Insurance)	5,144	494,698
Expeditors International of Washington, Inc. (Transportation)	16,718	690,788
F5 Networks, Inc. * (Internet)	3,215	214,376
Fair Isaac Corp. (Software)	4,501	174,099
Fairchild Semiconductor International, Inc. * (Semiconductors)	9,645	161,264
Fastenal Co. (Distribution/Wholesale)	9,645	338,057
Federal Signal Corp. (Miscellaneous Manufacturing)	3,215	49,897
Ferro Corp. (Chemicals)	3,215	69,476
Fidelity National Title Group, Inc. - Class A (Insurance)	17,361	416,838
First American Financial Corp. (Insurance)	7,716	391,356
First Niagara Financial Group, Inc. (Savings & Loans)	8,359	116,274
FirstMerit Corp. (Banks)	5,787	122,164
Florida Rock Industries, Inc. (Building Materials)	3,858	259,605
Flowserve Corp. (Machinery-Diversified)	4,501	257,412
FMC Corp. (Chemicals)	2,572	194,006
FMC Technologies, Inc. * (Oil & Gas Services)	5,144	358,845
Foot Locker, Inc. (Retail)	12,217	287,710
Forest Oil Corp. * (Oil & Gas)	3,858	128,741
Frontier Oil Corp. (Oil & Gas)	8,359	272,838
Furniture Brands International, Inc. (Home Furnishings)	3,858	60,879
GameStop Corp. * (Retail)	11,574	376,965
Gartner Group, Inc. * (Commercial Services)	4,501	107,799
GATX Corp. (Trucking & Leasing)	3,858	184,412
Gen-Probe, Inc. * (Healthcare - Products)	3,858	181,635
Gentex Corp. (Electronics)	10,931	177,629
Glatfelter (Forest Products & Paper)	3,215	47,936
Global Payments, Inc. (Software)	5,144	175,205
Graco, Inc. (Machinery-Diversified)	5,144	201,439
Granite Construction, Inc. (Engineering & Construction)	2,572	142,129
Grant Prideco, Inc. * (Oil & Gas Services)	9,645	480,707
Great Plains Energy, Inc. (Electric)	6,430	208,654
Greater Bay Bancorp (Banks)	3,858	103,742
Hanesbrands, Inc. * (Apparel)	7,716	226,773
Hanover Compressor Co. * (Oil & Gas Services)	7,716	171,681
Hanover Insurance Group, Inc. (Insurance)	3,858	177,931
Hansen Natural Corp. * (Beverages)	4,501	170,498
Harris Corp. (Telecommunications)	10,288	524,175
Harsco Corp. (Miscellaneous Manufacturing)	6,430	288,450
Harte-Hanks, Inc. (Advertising)	3,858	106,442

See accompanying notes to the Schedules of Portfolio Investments.

Hawaiian Electric Industries, Inc. (Electric)	6,430	167,116
HCC Insurance Holdings, Inc. (Insurance)	8,359	257,457
Health Management Associates, Inc. - Class A (Healthcare - Services)	18,647	202,693
Health Net, Inc. * (Healthcare - Services)	9,002	484,398
Helmerich & Payne, Inc. (Oil & Gas)	8,359	253,612
Henry Schein, Inc. * (Healthcare - Products)	7,073	390,288
Herman Miller, Inc. (Office Furnishings)	5,144	172,273
Highwoods Properties, Inc. (REIT)	3,858	152,352
Hillenbrand Industries, Inc. (Healthcare - Products)	4,501	267,224
HNI Corp. (Office Furnishings)	3,858	177,198
Horace Mann Educators Corp. (Insurance)	3,215	66,068
Hormel Foods Corp. (Food)	5,787	215,219
Hospitality Properties Trust (REIT)	7,073	331,016
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	2,572	64,712
Hubbell, Inc. - Class B (Electrical Components & Equipment)	4,501	217,128
IDACORP, Inc. (Electric)	3,215	108,796
Imation Corp. (Computers)	2,572	103,857
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,144	164,865
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	10,931	211,078
Integrated Device Technology, Inc. * (Semiconductors)	15,432	237,961
International Rectifier Corp. * (Semiconductors)	5,144	196,552
International Speedway Corp. (Entertainment)	2,572	132,972
Intersil Corp. - Class A (Semiconductors)	10,931	289,562
Intuitive Surgical, Inc. * (Healthcare - Products)	2,572	312,678
Investors Financial Services Corp. (Banks)	5,144	299,124
Invitrogen Corp. * (Biotechnology)	3,215	204,635
ITT Educational Services, Inc. * (Commercial Services)	2,572	209,592
J.B. Hunt Transport Services, Inc. (Transportation)	7,716	202,468
Jack Henry & Associates, Inc. (Computers)	5,787	139,177
Jacobs Engineering Group, Inc. * (Engineering & Construction)	9,002	419,943
Jefferies Group, Inc. (Diversified Financial Services)	7,716	223,378
JetBlue Airways Corp. * (Airlines)	13,503	155,419
JM Smucker Co. (Food)	4,501	239,993
John Wiley & Sons, Inc. (Media)	3,215	121,398
Joy Global, Inc. (Machinery - Construction & Mining)	9,002	386,186

See accompanying notes to the Schedules of Portfolio Investments.

Kelly Services, Inc. - Class A (Commercial Services)	1,286	41,409
KEMET Corp. * (Electronics)	6,430	49,190
Kennametal, Inc. (Hand/Machine Tools)	2,572	173,893
Korn/Ferry International * (Commercial Services)	3,215	73,752
Lam Research Corp. * (Semiconductors)	10,931	517,474
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,286	56,828
Lattice Semiconductor Corp. * (Semiconductors)	9,002	52,662
Laureate Education, Inc. * (Commercial Services)	3,858	227,506
Lear Corp. * (Auto Parts & Equipment)	5,144	187,807
Lee Enterprises, Inc. (Media)	3,215	96,611
Leucadia National Corp. (Holding Companies - Diversified)	12,860	378,341
Liberty Property Trust (REIT)	7,073	344,597
LifePoint Hospitals, Inc. * (Healthcare - Services)	4,501	172,028
Lincare Holdings, Inc. * (Healthcare - Services)	7,073	259,225
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,215	191,485
Longview Fibre Co. (Forest Products & Paper)	5,144	126,697
Louisiana-Pacific Corp. (Forest Products & Paper)	7,716	154,783
Lubrizol Corp. (Chemicals)	5,144	265,070
Lyondell Chemical Co. (Chemicals)	16,718	501,037
M.D.C. Holdings, Inc. (Home Builders)	2,572	123,636
Mack-Cali Realty Corp. (REIT)	5,144	245,009
Macrovision Corp. * (Entertainment)	3,858	96,643
Manpower, Inc. (Commercial Services)	6,430	474,342
Martek Biosciences Corp. * (Biotechnology)	2,572	53,035
Martin Marietta Materials (Building Materials)	3,215	434,668
McAfee, Inc. * (Internet)	12,217	355,271
MDU Resources Group, Inc. (Electric)	14,146	406,556
Media General, Inc. - Class A (Media)	1,929	73,611
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,858	118,904
MEMC Electronic Materials, Inc. * (Semiconductors)	12,860	779,060
Mentor Graphics Corp. * (Computers)	6,430	105,066
Mercury General Corp. (Insurance)	2,572	136,419
Micrel, Inc. * (Semiconductors)	4,501	49,601
Microchip Technology, Inc. (Semiconductors)	16,718	593,991
Millennium Pharmaceuticals, Inc. * (Biotechnology)	24,434	277,570
Mine Safety Appliances Co. (Environmental Control)	1,929	81,134
Minerals Technologies, Inc. (Chemicals)	1,286	79,938

See accompanying notes to the Schedules of Portfolio Investments.

Modine Manufacturing Co. (Auto Parts & Equipment)	2,572	58,899
Mohawk Industries, Inc. * (Textiles)	3,858	316,549
Moneygram International, Inc. (Software)	6,430	178,497
MPS Group, Inc. * (Commercial Services)	7,716	109,181
MSC Industrial Direct Co. - Class A (Retail)	3,858	180,091
National Fuel Gas Co. (Pipelines)	6,430	278,162
National Instruments Corp. (Computers)	4,501	118,061
Navigant Consulting Co. * (Commercial Services)	3,858	76,234
Netflix, Inc. * (Internet)	4,501	104,378
NeuStar, Inc. * (Telecommunications)	5,144	146,295
New Plan Excel Realty Trust, Inc. (REIT)	7,716	254,859
New York Community Bancorp (Savings & Loans)	20,576	361,931
Newfield Exploration Co. * (Oil & Gas)	10,288	429,112
Newport Corp. * (Telecommunications)	3,215	52,630
Noble Energy, Inc. (Oil & Gas)	13,503	805,454
Nordson Corp. (Machinery-Diversified)	2,572	119,495
Northeast Utilities System (Electric)	12,217	400,351
NSTAR (Electric)	8,359	293,568
Nuveen Investments - Class A (Diversified Financial Services)	5,787	273,725
O’Reilly Automotive, Inc. * (Retail)	9,002	297,966
OGE Energy Corp. (Electric)	7,073	274,432
Ohio Casualty Corp. (Insurance)	4,501	134,805
Old Republic International Corp. (Insurance)	18,004	398,248
Olin Corp. (Chemicals)	5,787	98,032
Omnicare, Inc. (Pharmaceuticals)	9,645	383,582
ONEOK, Inc. (Gas)	8,359	376,155
Oshkosh Truck Corp. (Auto Manufacturers)	5,787	306,711
OSI Restaurant Partners, Inc. (Retail)	5,787	228,587
Overseas Shipholding Group, Inc. (Transportation)	1,929	120,755
Pacific Sunwear of California, Inc. * (Retail)	5,144	107,150
Packaging Corp. of America (Packaging & Containers)	6,430	156,892
Palm, Inc. * (Computers)	7,716	139,891
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	2,572	64,609
Parametric Technology Corp. * (Software)	8,359	159,573
Patterson-UTI Energy, Inc. (Oil & Gas)	12,217	274,149
Payless ShoeSource, Inc. * (Retail)	5,144	170,781
PDL BioPharma, Inc. * (Biotechnology)	9,002	195,343
Pentair, Inc. (Miscellaneous Manufacturing)	7,716	240,431

See accompanying notes to the Schedules of Portfolio Investments.

Pepco Holdings, Inc. (Electric)	14,789	429,177
PepsiAmericas, Inc. (Beverages)	4,501	100,462
Perrigo Co. (Pharmaceuticals)	5,787	102,198
Petsmart, Inc. (Retail)	10,288	339,092
Pharmaceutical Product Development, Inc. (Commercial Services)	7,716	259,953
Phillips-Van Heusen Corp. (Apparel)	3,858	226,850
Pioneer Natural Resources Co. (Oil & Gas)	9,645	415,796
Plains Exploration & Production Co. * (Oil & Gas)	5,787	261,225
Plantronics, Inc. (Telecommunications)	3,215	75,938
PMI Group, Inc. (Insurance)	6,430	290,765
PNM Resources, Inc. (Electric)	5,787	186,920
Pogo Producing Co. (Oil & Gas)	4,501	216,498
Polycom, Inc. * (Telecommunications)	7,073	235,743
Potlatch Corp. (Forest Products & Paper)	2,572	117,746
Powerwave Technologies, Inc. * (Telecommunications)	10,288	58,539
Precision Castparts Corp. (Metal Fabricate/Hardware)	10,288	1,070,466
Pride International, Inc. * (Oil & Gas)	12,860	387,086
Protective Life Corp. (Insurance)	5,144	226,542
Psychiatric Solutions, Inc. * (Healthcare - Services)	3,858	155,516
Puget Energy, Inc. (Electric)	9,002	231,171
Quanta Services, Inc. * (Commercial Services)	9,002	227,030
Quicksilver Resources, Inc. * (Oil & Gas)	3,858	153,433
Radian Group, Inc. (Insurance)	6,430	352,878
Raymond James Financial Corp. (Diversified Financial Services)	7,073	210,492
Rayonier, Inc. (Forest Products & Paper)	5,787	248,840
Regency Centers Corp. (REIT)	5,144	429,781
Regis Corp. (Retail)	3,215	129,790
Reliance Steel & Aluminum Co. (Iron/Steel)	5,144	248,970
Rent-A-Center, Inc. * (Commercial Services)	5,144	143,929
Republic Services, Inc. (Environmental Control)	12,860	357,764
ResMed, Inc. * (Healthcare - Products)	5,787	291,491
RF Micro Devices, Inc. * (Telecommunications)	14,789	92,135
Rollins, Inc. (Commercial Services)	1,929	44,386
Roper Industries, Inc. (Miscellaneous Manufacturing)	6,430	352,879
Ross Stores, Inc. (Retail)	10,931	376,026
RPM, Inc. (Chemicals)	9,002	207,946
Ruby Tuesday, Inc. (Retail)	4,501	128,729
Ruddick Corp. (Food)	2,572	77,366
Saks, Inc. (Retail)	10,931	227,802
SCANA Corp. (Electric)	9,002	388,616
Scholastic Corp. * (Media)	1,929	59,992

See accompanying notes to the Schedules of Portfolio Investments.

Scientific Games Corp. - Class A * (Entertainment)	5,144	168,878
SEI Investments Co. (Software)	4,501	271,095
Semtech Corp. * (Semiconductors)	5,787	78,009
Sensient Technologies Corp. (Chemicals)	3,215	82,883
Sepracor, Inc. * (Pharmaceuticals)	8,359	389,780
Sequa Corp. - Class A * (Aerospace/Defense)	643	77,012
Sierra Pacific Resources * (Electric)	17,361	301,734
Silicon Laboratories, Inc. * (Semiconductors)	3,858	115,431
Smithfield Foods, Inc. * (Food)	7,716	231,094
Sonoco Products Co. (Packaging & Containers)	7,716	289,967
Sotheby’s (Commercial Services)	4,501	200,204
Southwestern Energy Co. * (Oil & Gas)	12,860	527,003
SPX Corp. (Miscellaneous Manufacturing)	4,501	315,970
SRA International, Inc. - Class A * (Computers)	3,215	78,317
StanCorp Financial Group, Inc. (Insurance)	3,858	189,698
Steel Dynamics, Inc. (Iron/Steel)	7,073	305,553
Stericycle, Inc. * (Environmental Control)	3,215	262,023
STERIS Corp. (Healthcare - Products)	5,144	136,625
Strayer Education, Inc. (Commercial Services)	643	80,375
Superior Energy Services, Inc. * (Oil & Gas Services)	6,430	221,642
SVB Financial Group * (Banks)	2,572	124,973
Swift Transportation Co., Inc. * (Transportation)	3,858	120,215
Sybase, Inc. * (Software)	7,073	178,805
Synopsys, Inc. * (Computers)	10,931	286,720
TCF Financial Corp. (Banks)	9,002	237,293
Tech Data Corp. * (Distribution/Wholesale)	3,858	138,155
Techne Corp. * (Healthcare - Products)	2,572	146,861
Teleflex, Inc. (Miscellaneous Manufacturing)	2,572	175,076
Telephone & Data Systems, Inc. (Telecommunications)	7,716	460,028
The Brink’s Co. (Miscellaneous Manufacturing)	3,858	244,790
The Colonial BancGroup, Inc. (Banks)	12,217	302,371
The Corporate Executive Board Co. (Commercial Services)	2,572	195,369
The Macerich Co. (REIT)	5,144	475,100
The Ryland Group, Inc. (Home Builders)	3,215	135,641
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	3,215	141,556
The Timberland Co. - Class A * (Apparel)	3,858	100,424
Thomas & Betts Corp. * (Electronics)	3,858	188,348
Thor Industries, Inc. (Home Builders)	2,572	101,311

See accompanying notes to the Schedules of Portfolio Investments.

Tidewater, Inc. (Oil & Gas Services)	4,501	263,669
Timken Co. (Metal Fabricate/Hardware)	7,073	214,383
Toll Brothers, Inc. * (Home Builders)	9,645	264,080
Tootsie Roll Industries, Inc. (Food)	1,929	57,812
Transaction Systems Architect, Inc. * (Software)	2,572	83,307
Triad Hospitals, Inc. * (Healthcare - Services)	6,430	335,968
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,787	242,591
TriQuint Semiconductor, Inc. * (Semiconductors)	10,931	54,655
Tupperware Corp. (Household Products/Wares)	4,501	112,210
UDR, Inc. (REIT)	10,288	315,019
United Rentals, Inc. * (Commercial Services)	5,144	141,460
Unitrin, Inc. (Insurance)	3,215	151,330
Universal Corp. (Agriculture)	1,929	118,344
Universal Health Services, Inc. - Class B (Healthcare - Services)	3,858	220,909
Urban Outfitters, Inc. * (Retail)	8,359	221,597
UTStarcom, Inc. * (Telecommunications)	8,359	69,296
Valassis Communications, Inc. * (Commercial Services)	3,215	55,266
Valeant Pharmaceuticals International (Pharmaceuticals)	7,073	122,292
Valspar Corp. (Chemicals)	7,716	214,736
ValueClick, Inc. * (Internet)	7,716	201,619
Varian, Inc. * (Electronics)	1,929	112,384
VCA Antech, Inc. * (Pharmaceuticals)	6,430	233,473
Vectren Corp. (Gas)	5,787	165,508
Ventana Medical Systems, Inc. * (Healthcare - Products)	2,572	107,767
Vertex Pharmaceuticals, Inc. * (Biotechnology)	9,645	270,446
Vishay Intertechnology, Inc. * (Electronics)	14,146	197,761
W.R. Berkley Corp. (Insurance)	13,503	447,219
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	6,430	149,948
Washington Federal, Inc. (Savings & Loans)	6,430	150,848
Washington Post Co. - Class B (Media)	643	490,931
Webster Financial Corp. (Banks)	3,858	185,223
Weingarten Realty Investors (REIT)	5,787	275,230
WellCare Health Plans, Inc. * (Healthcare - Services)	1,929	164,447
Werner Enterprises, Inc. (Transportation)	3,858	70,100
Westamerica Bancorp (Banks)	1,929	92,920
Westar Energy, Inc. (Electric)	6,430	176,954
Western Digital Corp. * (Computers)	17,361	291,838
Westwood One, Inc. (Media)	5,144	35,339
WGL Holdings, Inc. (Gas)	3,858	123,379
Williams Sonoma, Inc. (Retail)	8,359	296,410
Wilmington Trust Corp. (Banks)	5,144	216,922

See accompanying notes to the Schedules of Portfolio Investments.

Wind River Systems, Inc. * (Software)	5,787	57,523
Wisconsin Energy Corp. (Electric)	9,002	436,776
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,787	119,096
YRC Worldwide, Inc. * (Transportation)	4,501	181,030
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	5,144	198,610

TOTAL COMMON STOCKS
(Cost $73,643,555)		87,573,038

	Principal
	Amount

Repurchase Agreements (12.5%)
UBS, 5.10%, 4/2/07, dated 3/30/07, + with a repurchase price of $13,432,706 (Collateralized by $13,714,000 of various U.S. Government Agency Obligations, 3.375% - 5.50%, 1/15/08 - 11/13/09, market value $13,703,697)	$13,427,000	13,427,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,427,000)		13,427,000

TOTAL INVESTMENT SECURITIES
(Cost $87,070,555) - 94.2% of net assets		$101,000,038

Percentages indicated are based on net assets of $107,232,498.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $54,245,040)	634	$179,028

S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $26,951,400)	63	462,798

Swap Agreements	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 4/28/07	$34,157,375	$(111,934)

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 4/28/07	11,290,962	(38,888)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.2%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.7%
Banks	2.6%
Beverages	0.3%
Biotechnology	1.3%
Building Materials	0.6%
Chemicals	2.6%

See accompanying notes to the Schedules of Portfolio Investments.

Coal	0.3%
Commercial Services	3.9%
Computers	2.5%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.0%
Electric	5.0%
Electrical Components & Equipment	0.8%
Electronics	1.7%
Engineering & Construction	0.6%
Entertainment	0.4%
Environmental Control	0.7%
Food	0.8%
Forest Products & Paper	0.7%
Gas	0.9%
Hand/Machine Tools	0.3%
Healthcare - Products	3.0%
Healthcare - Services	2.4%
Holding Companies - Diversified	0.4%
Home Builders	0.7%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	4.4%
Internet	1.2%
Iron/Steel	0.5%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.4%
Machinery - Diversified	1.0%
Media	1.0%
Metal Fabricate/Hardware	1.6%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.3%
Oil & Gas	4.4%
Oil & Gas Services	1.9%
Packaging & Containers	0.4%
Pharmaceuticals	1.6%
Pipelines	0.7%
Real Estate Investment Trust	3.1%
Retail	7.0%
Savings & Loans	0.7%
Semiconductors	3.4%
Software	2.4%
Telecommunications	2.2%
Textiles	0.3%
Transportation	1.6%
Trucking & Leasing	0.2%
Water	0.2%
Other**	12.5%

** Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraSmall-Cap

 Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (85.7%)
3Com Corp. * (Telecommunications)	28,896	$112,983
AAR Corp. * (Aerospace/Defense)	3,360	92,602
Aaron Rents, Inc. (Commercial Services)	3,696	97,722
ABM Industries, Inc. (Commercial Services)	5,040	133,006
Acadia Realty Trust (REIT)	6,048	157,671
Acco Brands Corp. * (Household Products/Wares)	4,032	97,131
Accredited Home Lenders * (Diversified Financial Services)	1,344	12,459
Actel Corp. * (Semiconductors)	5,040	83,261
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,016	102,332
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,360	182,918
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	2,352	79,098
Administaff, Inc. (Commercial Services)	2,016	70,963
Adolor Corp. * (Pharmaceuticals)	4,032	35,280
ADTRAN, Inc. (Telecommunications)	5,040	122,724
Advance America Cash Advance Centers, Inc. (Commercial Services)	6,048	93,079
Advanta Corp. - Class B (Diversified Financial Services)	2,352	103,112
Advent Software, Inc. * (Software)	2,016	70,298
Advisory Board Co. * (Commercial Services)	2,016	102,050
Aeroflex, Inc. * (Telecommunications)	7,392	97,205
Aeropostale, Inc. * (Retail)	4,032	162,207
Affordable Residential Communities * (REIT)	7,056	85,589
Affymetrix, Inc. * (Biotechnology)	5,040	151,553
Aftermarket Technology Corp. * (Auto Parts & Equipment)	3,024	73,423
Agile Software Corp. * (Internet)	10,416	72,391
Agilysys, Inc. (Computers)	3,696	83,049
Agree Realty Corp. (REIT)	4,368	149,124
AirTran Holdings, Inc. * (Airlines)	7,056	72,465
AK Steel Holding Corp. * (Iron/Steel)	8,064	188,616
Alaska Air Group, Inc. * (Airlines)	2,688	102,413
Alaska Communications Systems Group, Inc. (Telecommunications)	7,392	109,032
Albany International Corp. - Class A (Machinery-Diversified)	2,352	84,531

See accompanying notes to the Schedules of Portfolio Investments.

Alexion Pharmaceuticals, Inc. * (Biotechnology)	2,688	116,229
Alkermes, Inc. * (Pharmaceuticals)	6,720	103,757
Allscripts Healthcare Solutions, Inc. * (Software)	4,368	117,106
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	4,032	72,576
Alpha Natural Resources, Inc. * (Coal)	4,368	68,272
Alpharma, Inc. - Class A (Pharmaceuticals)	3,360	80,909
AMERCO * (Trucking & Leasing)	1,008	70,550
America’s Car-Mart, Inc. * (Retail)	3,696	49,379
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	4,704	128,654
American Campus Communities, Inc. (REIT)	4,704	142,484
American Commercial Lines, Inc. * (Transportation)	4,704	147,941
American Financial Realty Trust (REIT)	11,424	115,154
American Greetings Corp. - Class A (Household Products/Wares)	4,032	93,583
American Home Mortgage Investment Corp. (REIT)	3,024	81,618
American Medical Systems Holdings, Inc. * (Healthcare - Products)	6,048	128,036
American Physicians Capital, Inc. * (Insurance)	3,024	121,202
American Reprographics Co. * (Software)	2,352	72,418
American States Water Co. (Water)	3,024	111,495
AMERIGROUP Corp. * (Healthcare - Services)	3,696	112,358
Amkor Technology, Inc. * (Semiconductors)	8,064	100,639
AMN Healthcare Services, Inc. * (Commercial Services)	3,696	83,604
AmSurg Corp. * (Healthcare - Services)	3,024	74,058
Anaren, Inc. * (Telecommunications)	3,360	59,170
Andrew Corp. * (Telecommunications)	7,455	78,948
Anixter International, Inc. * (Telecommunications)	2,352	155,090
ANSYS, Inc. * (Software)	2,352	119,411
Apogee Enterprises, Inc. (Building Materials)	5,040	101,002
Apollo Investment Corp. (Investment Companies)	7,392	158,190
Applebee’s International, Inc. (Retail)	6,384	158,196

See accompanying notes to the Schedules of Portfolio Investments.

Applera Corp. - Celera Genomics Group * (Biotechnology)	7,728	109,738
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,032	98,905
Applied Micro Circuits Corp. * (Semiconductors)	26,208	95,659
Apria Healthcare Group, Inc. * (Healthcare - Services)	4,032	130,032
aQuantive, Inc. * (Internet)	5,376	150,044
Aquila, Inc. * (Electric)	32,592	136,235
Arbitron, Inc. (Commercial Services)	2,352	110,426
Arch Chemicals, Inc. (Chemicals)	2,688	83,919
Arena Pharmaceuticals, Inc. * (Biotechnology)	5,376	58,383
Ares Capital Corp. (Investment Companies)	6,720	122,102
Ariba, Inc. * (Internet)	7,392	69,485
Arkansas Best Corp. (Transportation)	2,016	71,669
Array BioPharma, Inc. * (Pharmaceuticals)	7,728	98,146
Arris Group, Inc. * (Telecommunications)	8,064	113,541
ArthroCare Corp. * (Healthcare - Products)	2,352	84,766
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,712	104,244
Aspen Technology, Inc. * (Software)	5,040	65,520
Astec Industries, Inc. * (Machinery - Construction & Mining)	2,016	81,144
Atheros Communications * (Telecommunications)	4,032	96,486
Atlas America, Inc. * (Oil & Gas)	2,016	113,884
ATMI, Inc. * (Semiconductors)	3,696	112,987
ATP Oil & Gas Corp. * (Oil & Gas)	2,016	75,802
Atwood Oceanics, Inc. * (Oil & Gas)	2,016	118,319
Avid Technology, Inc. * (Software)	3,024	105,477
Avista Corp. (Electric)	5,376	130,260
Avocent Corp. * (Internet)	3,696	99,681
Axcelis Technologies, Inc. * (Semiconductors)	11,088	84,712
Baldor Electric Co. (Hand/Machine Tools)	3,360	126,806
Bally Technologies, Inc. * (Entertainment)	5,040	118,843
BE Aerospace, Inc. * (Aerospace/Defense)	5,712	181,069
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	4,032	65,238
BearingPoint, Inc. * (Commercial Services)	14,448	110,672
Belden, Inc. (Electrical Components & Equipment)	3,360	180,062

See accompanying notes to the Schedules of Portfolio Investments.

Belo Corp. - Class A (Media)	7,392	138,010
Benchmark Electronics, Inc. * (Electronics)	4,704	97,185
Berry Petroleum Co. - Class A (Oil & Gas)	2,688	82,414
Big 5 Sporting Goods Corp. (Retail)	3,360	87,091
Big Lots, Inc. * (Retail)	8,400	262,752
Bill Barrett Corp. * (Oil & Gas)	2,688	87,118
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	1,344	93,865
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	7,392	127,586
BioMed Realty Trust, Inc. (REIT)	4,704	123,715
Biosite Diagnostics, Inc. * (Healthcare - Products)	1,344	112,856
Black Hills Corp. (Electric)	3,360	123,547
Blackbaud, Inc. (Software)	4,368	106,667
Blackboard, Inc. * (Software)	2,688	90,397
Blockbuster, Inc. - Class A * (Retail)	17,472	112,520
Blue Nile, Inc. * (Internet)	2,016	81,971
Bob Evans Farms, Inc. (Retail)	3,696	136,567
Books-A-Million, Inc. (Retail)	3,696	52,631
Borders Group, Inc. (Retail)	5,040	102,917
Boston Private Financial Holdings, Inc. (Banks)	4,368	121,955
Bowater, Inc. (Forest Products & Paper)	4,032	96,042
Bowne & Co., Inc. (Commercial Services)	6,384	100,420
Brady Corp. - Class A (Electronics)	3,360	104,832
Briggs & Stratton Corp. (Machinery-Diversified)	3,696	114,022
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,688	101,472
Brightpoint, Inc. * (Distribution/Wholesale)	4,368	49,970
Bristow Group, Inc. * (Transportation)	2,352	85,730
Brocade Communications Systems, Inc. * (Computers)	31,584	300,679
Brookline Bancorp, Inc. (Savings & Loans)	10,416	131,971
Brooks Automation, Inc. * (Semiconductors)	7,056	121,010
Brown Shoe Co., Inc. (Retail)	2,688	112,896
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,352	121,128
Building Materials Holding Corp. (Distribution/Wholesale)	2,688	48,680
CACI International, Inc. - Class A * (Computers)	2,016	94,470
Calamos Asset Management, Inc. (Diversified Financial Services)	2,688	59,996
California Water Service Group (Water)	3,024	115,880

See accompanying notes to the Schedules of Portfolio Investments.

Callaway Golf Co. (Leisure Time)	7,056	111,203
Cambrex Corp. (Biotechnology)	3,696	90,922
Capital Bancorp Ltd. (Banks)	2,688	99,053
Capital Lease Funding, Inc. (REIT)	7,392	79,168
Capital Senior Living Corp. * (Healthcare - Services)	7,056	81,920
Carrizo Oil & Gas, Inc. * (Oil & Gas)	2,688	93,972
Carter’s, Inc. * (Apparel)	3,696	93,657
Casey’s General Stores, Inc. (Retail)	4,368	109,244
Cash America International, Inc. (Retail)	2,688	110,208
Catalina Marketing Corp. (Advertising)	3,696	116,719
Cathay Bancorp, Inc. (Banks)	4,704	159,842
Cavco Industries, Inc. * (Home Builders)	1,680	58,716
Cedar Shopping Centers, Inc. (REIT)	7,728	125,194
Celadon Group, Inc. * (Transportation)	3,024	50,501
Centene Corp. * (Healthcare - Services)	3,360	70,526
Center Financial Corp. (Banks)	4,704	92,998
Central European Distribution Corp. * (Distribution/Wholesale)	2,688	78,248
Central Garden & Pet Co. * (Household Products/Wares)	2,016	29,776
Central Pacific Financial Corp. (Banks)	4,032	147,450
Century Aluminum Co. * (Mining)	2,016	94,510
Cenveo, Inc. * (Commercial Services)	5,040	122,472
Cepheid, Inc. * (Healthcare - Products)	6,048	71,850
Ceradyne, Inc. * (Miscellaneous Manufacturing)	2,016	110,356
CF Industries Holdings, Inc. (Chemicals)	6,048	233,151
Champion Enterprises, Inc. * (Home Builders)	6,720	59,136
Chaparral Steel Co. (Iron/Steel)	1,680	97,726
Charming Shoppes, Inc. * (Retail)	9,072	117,482
Charter Communications, Inc. - Class A * (Media)	53,760	149,991
CharterMac (Diversified Financial Services)	6,384	123,530
Checkpoint Systems, Inc. * (Electronics)	3,696	87,447
Chemed Corp. (Commercial Services)	2,016	98,703
Chesapeake Corp. (Packaging & Containers)	5,040	76,104
Chittenden Corp. (Banks)	6,048	182,589
Christopher & Banks Corp. (Retail)	3,024	58,877
Cincinnati Bell, Inc. * (Telecommunications)	22,848	107,386
CIRCOR International, Inc. (Metal Fabricate/Hardware)	3,696	131,948

See accompanying notes to the Schedules of Portfolio Investments.

Cirrus Logic, Inc. * (Semiconductors)	8,736	66,918
CKE Restaurants, Inc. (Retail)	5,376	101,391
Clarcor, Inc. (Miscellaneous Manufacturing)	4,032	128,218
CLECO Corp. (Electric)	5,712	147,541
Cleveland-Cliffs, Inc. (Iron/Steel)	1,680	107,537
CMGI, Inc. * (Internet)	51,072	108,273
CNET Networks, Inc. * (Internet)	11,760	102,430
Coeur d’Alene Mines Corp. * (Mining)	21,168	87,000
Cogent, Inc. * (Electronics)	3,696	49,711
Cognex Corp. (Machinery-Diversified)	4,032	87,373
Coherent, Inc. * (Electronics)	2,688	85,317
Coinmatch Service Corp. - Class A (Commercial Services)	8,064	85,559
Coinstar, Inc. * (Commercial Services)	3,024	94,651
Comfort Systems USA, Inc. (Building Materials)	4,704	56,354
Commscope, Inc. * (Telecommunications)	4,032	172,972
Community Bank System, Inc. (Banks)	6,048	126,524
Compass Minerals International, Inc. (Mining)	4,368	145,891
Comstock Resources, Inc. * (Oil & Gas)	3,360	91,997
Comtech Telecommunications Corp. * (Telecommunications)	2,016	78,080
Conexant Systems, Inc. * (Semiconductors)	37,296	61,538
Consolidated Communications Holdings, Inc. (Telecommunications)	4,368	86,880
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	6,384	116,763
Corinthian Colleges, Inc. * (Commercial Services)	7,392	101,640
Cornell Companies, Inc. * (Commercial Services)	4,704	95,115
Corus Bankshares, Inc. (Banks)	3,696	63,054
CoStar Group, Inc. * (Commercial Services)	1,680	75,062
Covad Communications Group, Inc. * (Internet)	25,536	32,431
Cox Radio, Inc. - Class A * (Media)	7,056	96,314
Cross Country Healthcare, Inc. * (Commercial Services)	4,368	79,629
Crosstex Energy, Inc. (Oil & Gas)	3,024	86,940
CSG Systems International, Inc. * (Software)	4,032	100,881
CT Communications, Inc. (Telecommunications)	4,368	105,269

See accompanying notes to the Schedules of Portfolio Investments.

CTS Corp. (Electronics)	5,712	78,940
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	4,704	103,817
Cumulus Media, Inc. - Class A * (Media)	7,056	66,185
Curtiss-Wright Corp. (Aerospace/Defense)	3,360	129,494
CV Therapeutics, Inc. * (Pharmaceuticals)	4,704	37,020
Cymer, Inc. * (Electronics)	3,024	125,647
Daktronics, Inc. (Electronics)	3,360	92,198
Delta & Pine Land Co. (Agriculture)	3,360	138,432
Delta Petroleum Corp. * (Oil & Gas)	5,040	115,718
Deluxe Corp. (Commercial Services)	4,704	157,725
DepoMed, Inc. * (Pharmaceuticals)	10,080	35,986
DeVry, Inc. (Commercial Services)	4,704	138,062
DiamondRock Hospitality Co. (REIT)	8,400	159,600
Digene Corp. * (Biotechnology)	1,680	71,249
Digital River, Inc. * (Internet)	2,688	148,512
Dime Community Bancshares, Inc. (Savings & Loans)	9,072	120,023
Diodes, Inc. * (Semiconductors)	2,016	70,258
Direct General Corp. (Insurance)	5,040	107,150
DJO, Inc. * (Healthcare - Products)	2,016	76,406
Dobson Communications Corp. - Class A * (Telecommunications)	12,096	103,905
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,352	120,046
Dover Downs Gaming & Entertainment, Inc. (Entertainment)	3,360	43,277
Dress Barn, Inc. * (Retail)	3,696	76,914
Drill-Quip, Inc. * (Oil & Gas Services)	2,016	87,252
DSW, Inc. - Class A * (Retail)	2,016	85,095
DTS, Inc. * (Home Furnishings)	3,696	89,554
Duquesne Light Holdings, Inc. (Electric)	7,728	152,937
Dycom Industries, Inc. * (Engineering & Construction)	3,696	96,318
EarthLink, Inc. * (Internet)	11,424	83,966
Eclipsys Corp. * (Software)	4,032	77,697
Education Realty Trust, Inc. (REIT)	6,048	89,389
eFunds Corp. * (Software)	4,032	107,493
EGL, Inc. * (Transportation)	2,688	106,525
El Paso Electric Co. * (Electric)	5,712	150,511
Electronics for Imaging, Inc. * (Computers)	4,704	110,309
EMCOR Group, Inc. * (Engineering & Construction)	2,352	138,721
Emmis Communications Corp. (Media)	3,696	31,194
Empire District Electric Co. (Electric)	6,720	166,656
EMS Technologies, Inc. * (Telecommunications)	3,696	71,222

See accompanying notes to the Schedules of Portfolio Investments.

Emulex Corp. * (Semiconductors)	6,384	116,763
Encore Acquisition Co. * (Oil & Gas)	4,368	105,662
Encore Wire Corp. (Electrical Components & Equipment)	2,016	51,045
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	3,024	105,659
Energy Partners, Ltd. * (Oil & Gas)	3,360	60,984
EnerSys * (Electrical Components & Equipment)	5,040	86,587
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	2,016	72,677
Entegris, Inc. * (Semiconductors)	12,096	129,427
Entravision Communications Corp. * (Media)	8,400	78,456
Enzo Biochem, Inc. * (Biotechnology)	4,368	65,869
Epicor Software Corp. * (Software)	6,048	84,128
Equinix, Inc. * (Internet)	2,016	172,629
Equity Inns, Inc. (REIT)	7,728	126,585
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,016	90,357
eSPEED, Inc. - Class A * (Diversified Financial Services)	8,736	82,992
Esterline Technologies Corp. * (Aerospace/Defense)	2,352	96,597
Ethan Allen Interiors, Inc. (Home Furnishings)	2,352	83,120
Euronet Worldwide, Inc. * (Commercial Services)	3,024	81,225
Evergreen Energy, Inc. * (Energy - Alternate Sources)	5,712	37,528
Evergreen Solar, Inc. * (Energy - Alternate Sources)	5,712	55,692
Exelixis, Inc. * (Biotechnology)	8,400	83,496
Extra Space Storage, Inc. (REIT)	6,384	120,913
F.N.B. Corp. (Banks)	9,744	164,186
FairPoint Communications, Inc. (Telecommunications)	5,040	96,818
Federal Signal Corp. (Miscellaneous Manufacturing)	5,040	78,221
FelCor Lodging Trust, Inc. (REIT)	6,384	165,792
FiberTower Corp. * (Telecommunications)	5,376	27,901
Fieldstone Investment Corp. (REIT)	8,400	25,788
Financial Federal Corp. (Diversified Financial Services)	3,024	79,592
Finisar Corp. * (Telecommunications)	19,152	67,032
First BanCorp. (Banks)	8,736	115,839
First Commonwealth Financial Corp. (Banks)	10,752	126,336
First Community Bancorp - Class A (Banks)	2,352	132,982
First Indiana Corp. (Banks)	5,376	117,466
First Midwest Bancorp, Inc. (Banks)	5,040	185,220

See accompanying notes to the Schedules of Portfolio Investments.

First Niagara Financial Group, Inc. (Savings & Loans)	10,416	144,887
First Potomac Realty Trust (REIT)	4,032	115,194
First Republic Bank (Banks)	2,688	144,346
First State Bancorporation (Banks)	5,712	128,806
Fleetwood Enterprises, Inc. * (Home Builders)	7,728	61,128
FLIR Systems, Inc. * (Electronics)	5,040	179,777
Florida East Coast Industries, Inc. (Transportation)	2,688	168,511
Flow International Corp. * (Machinery-Diversified)	4,704	50,521
Flowers Foods, Inc. (Food)	4,032	121,645
FormFactor, Inc. * (Semiconductors)	3,360	150,360
Forward Air Corp. (Transportation)	2,688	88,381
Fossil, Inc. * (Household Products/Wares)	4,368	115,621
Foundry Networks, Inc. * (Telecommunications)	10,752	145,905
FPIC Insurance Group, Inc. * (Insurance)	2,352	105,064
Franklin Bank Corp. Houston * (Savings & Loans)	5,712	102,073
Freightcar America, Inc. (Miscellaneous Manufacturing)	1,344	64,740
Fremont General Corp. (Banks)	5,040	34,927
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	11,088	61,206
FTI Consulting, Inc. * (Commercial Services)	3,360	112,862
FuelCell Energy, Inc. * (Energy - Alternate Sources)	6,384	50,178
Fuller (H.B.) Co. (Chemicals)	2,352	64,139
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	2,352	101,912
Gaylord Entertainment Co. * (Lodging)	3,024	159,879
Gemstar-TV Guide International, Inc. * (Media)	25,200	105,588
GenCorp, Inc. * (Aerospace/Defense)	5,376	74,404
General Cable Corp. * (Electrical Components & Equipment)	3,696	197,478
General Communication, Inc. - Class A * (Telecommunications)	7,392	103,488
Genesco, Inc. * (Retail)	2,016	83,724
Genesee & Wyoming, Inc. - Class A * (Transportation)	3,024	80,469
Genesis Healthcare Corp. * (Healthcare - Services)	1,680	106,025
Gevity HR, Inc. (Commercial Services)	2,688	53,061
Giant Industries, Inc. * (Oil & Gas)	1,344	101,674

See accompanying notes to the Schedules of Portfolio Investments.

Gibraltar Industries, Inc. (Iron/Steel)	2,688	60,803
GMH Communities Trust (REIT)	6,720	67,133
Graftech International, Ltd. * (Electrical Components & Equipment)	10,416	94,577
Granite Construction, Inc. (Engineering & Construction)	2,688	148,538
Great Wolf Resorts, Inc. * (Entertainment)	5,712	75,570
Greater Bay Bancorp (Banks)	5,376	144,561
Green Mountain Coffee Roasters, Inc. * (Beverages)	2,016	127,108
Greenhill & Co., Inc. (Diversified Financial Services)	1,344	82,508
Greif Brothers Corp. - Class A (Packaging & Containers)	1,344	149,332
Grey Wolf, Inc. * (Oil & Gas)	14,784	99,053
Group 1 Automotive, Inc. (Retail)	1,680	66,814
GSI Commerce, Inc. * (Internet)	4,704	106,263
GUESS?, Inc. (Apparel)	3,360	136,046
Guitar Center, Inc. * (Retail)	2,016	90,962
Gulf Island Fabrication, Inc. (Oil & Gas Services)	4,704	125,785
Haemonetics Corp. * (Healthcare - Products)	2,016	94,248
Hancock Holding Co. (Banks)	2,688	118,218
Hanmi Financial Corp. (Banks)	6,048	115,275
Hanover Compressor Co. * (Oil & Gas Services)	7,392	164,472
Haverty Furniture Cos., Inc. (Retail)	5,040	70,560
Headwaters, Inc. * (Energy - Alternate Sources)	3,360	73,416
Healthcare Realty Trust, Inc. (REIT)	4,032	150,394
Healthcare Services Group, Inc. (Commercial Services)	4,704	134,770
HealthExtras, Inc. * (Pharmaceuticals)	2,352	67,691
Healthways, Inc. * (Healthcare - Services)	2,688	125,664
Heartland Express, Inc. (Transportation)	5,376	85,371
HEICO Corp. (Aerospace/Defense)	3,024	110,346
Heidrick & Struggles International, Inc. * (Commercial Services)	2,352	113,954
Hercules, Inc. * (Chemicals)	8,736	170,702
Herman Miller, Inc. (Office Furnishings)	5,040	168,790
Hexcel Corp. * (Aerospace/Defense Equipment)	7,392	146,731
Hibbett Sports, Inc. * (Retail)	3,360	96,062
Highland Hospitality Corp. (REIT)	8,400	149,520
Hologic, Inc. * (Healthcare - Products)	3,024	174,303
HomeBanc Corp. (REIT)	13,776	48,078
Horace Mann Educators Corp. (Insurance)	6,720	138,096

See accompanying notes to the Schedules of Portfolio Investments.

Horizon Health Corp. * (Healthcare - Services)	3,360	65,688
Houston Exploration Co. * (Oil & Gas)	2,016	108,763
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	3,696	92,991
Hub Group, Inc. - Class A * (Transportation)	4,032	116,888
Human Genome Sciences, Inc. * (Biotechnology)	10,416	110,618
Huron Consulting Group, Inc. * (Commercial Services)	2,016	122,653
Hutchinson Technology, Inc. * (Computers)	2,688	62,765
Hydril * (Oil & Gas Services)	1,344	129,347
Hyperion Solutions Corp. * (Software)	4,368	226,393
Iconix Brand Group, Inc. * (Apparel)	4,032	82,253
ICU Medical, Inc. * (Healthcare - Products)	1,680	65,856
IDACORP, Inc. (Electric)	4,032	136,443
IDT Corp. - Class B (Telecommunications)	5,376	61,018
IKON Office Solutions, Inc. (Office/Business Equipment)	8,064	115,880
Illumina, Inc. * (Biotechnology)	3,360	98,448
Imation Corp. (Computers)	2,688	108,541
Immucor, Inc. * (Healthcare - Products)	5,376	158,216
IMPAC Mortgage Holdings, Inc. (REIT)	6,720	33,600
Informatica Corp. * (Software)	6,720	90,250
Infospace, Inc. * (Internet)	2,688	69,001
InnKeepers USA Trust (REIT)	6,384	103,932
Input/Output, Inc. * (Oil & Gas Services)	6,720	92,602
Insight Enterprises, Inc. * (Retail)	4,704	84,578
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	3,024	62,869
Interdigital Communications Corp. * (Telecommunications)	4,032	127,693
Interline Brands, Inc. * (Building Materials)	3,024	66,286
Intermec, Inc. * (Machinery-Diversified)	3,696	82,569
International Coal Group, Inc. * (Coal)	10,080	52,920
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	3,024	147,572
Intervest Bancshares Corp. * (Banks)	2,352	67,502
Invacare Corp. (Healthcare - Products)	3,024	52,739
inVentiv Health, Inc. * (Advertising)	2,688	102,924

See accompanying notes to the Schedules of Portfolio Investments.

Inverness Medical Innovations, Inc. * (Healthcare - Products)	2,688	117,681
Iowa Telecommunications Services, Inc. (Telecommunications)	5,712	114,240
iPCS, Inc. * (Telecommunications)	1,680	82,303
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	9,408	87,212
Itron, Inc. * (Electronics)	1,680	109,267
j2 Global Communications, Inc. * (Internet)	3,696	102,453
Jack Henry & Associates, Inc. (Computers)	6,384	153,535
Jack in the Box, Inc. * (Retail)	3,024	209,049
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,024	97,312
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	3,360	80,304
Jer Investors Trust, Inc. (REIT)	6,048	115,033
JetBlue Airways Corp. * (Airlines)	12,096	139,225
Journal Communications, Inc. - Class A (Media)	7,728	101,314
K-V Pharmaceutical Co. * (Pharmaceuticals)	4,032	99,711
K2, Inc. * (Leisure Time)	7,056	85,307
Kadant, Inc. * (Machinery-Diversified)	3,360	85,210
Kaman Corp. (Aerospace/Defense)	3,696	86,154
KEMET Corp. * (Electronics)	8,064	61,690
Kensey Nash Corp. * (Healthcare - Products)	2,352	71,736
Keryx Biopharmaceuticals, Inc. * (Biotechnology)	5,040	53,021
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	2,016	67,939
Kimball International, Inc. - Class B (Home Furnishings)	5,712	110,127
Kindred Healthcare, Inc. * (Healthcare - Services)	2,688	88,113
KKR Financial Corp. (REIT)	5,712	156,680
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	8,064	127,734
Knight Transportation, Inc. (Transportation)	5,040	89,813
Komag, Inc. * (Computers)	2,352	76,981
Korn/Ferry International * (Commercial Services)	4,368	100,202
Kronos, Inc. * (Computers)	2,352	125,832
Kyphon, Inc. * (Healthcare - Products)	3,360	151,670
Labor Ready, Inc. * (Commercial Services)	4,368	82,948
LaBranche & Co., Inc. * (Diversified Financial Services)	5,040	41,126
Laclede Group, Inc. (Gas)	4,704	146,200
See accompanying notes to the Schedules of Portfolio Investments.

Lance, Inc. (Food)	3,696	74,807
Landauer, Inc. (Commercial Services)	2,016	101,768
Lattice Semiconductor Corp. * (Semiconductors)	11,760	68,796
Lawson Software, Inc. * (Software)	11,424	92,420
LCA-Vision, Inc. (Healthcare - Products)	1,680	69,199
Lear Corp. * (Auto Parts & Equipment)	5,040	184,011
Lee Enterprises, Inc. (Media)	4,368	131,258
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,688	138,190
Lifecell Corp. * (Biotechnology)	3,024	75,509
Lightbridge, Inc. * (Telecommunications)	4,368	76,746
Lindsay Manufacturing Co. (Machinery-Diversified)	2,688	85,452
Littelfuse, Inc. * (Electrical Components & Equipment)	2,352	95,491
Live Nation, Inc. * (Commercial Services)	5,040	111,182
LKQ Corp. * (Distribution/Wholesale)	4,368	95,484
Lodgian, Inc. * (Lodging)	5,040	67,334
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,352	155,303
Longs Drug Stores Corp. (Retail)	2,352	121,457
Longview Fibre Co. (Forest Products & Paper)	4,704	115,860
LTC Properties, Inc. (REIT)	6,048	156,704
Lufkin Industries, Inc. (Oil & Gas Services)	1,344	75,506
Luminent Mortgage Capital, Inc. (REIT)	8,400	75,096
Luminex Corp. * (Healthcare - Products)	4,368	59,929
Macrovision Corp. * (Entertainment)	4,368	109,418
Magellan Health Services, Inc. * (Healthcare - Services)	2,688	112,896
Maguire Properties, Inc. (REIT)	3,360	119,482
Manhattan Associates, Inc. * (Computers)	4,032	110,598
Mariner Energy, Inc. * (Oil & Gas)	5,712	109,271
Martek Biosciences Corp. * (Biotechnology)	2,688	55,427
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	4,032	111,888
MasTec, Inc. * (Telecommunications)	4,368	48,092
Mattson Technology, Inc. * (Semiconductors)	6,720	61,152
Maxwell Technologies, Inc. * (Computers)	3,360	42,067
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	3,360	90,082

See accompanying notes to the Schedules of Portfolio Investments.

MCG Capital Corp. (Investment Companies)	6,048	113,460
McMoRan Exploration Co. * (Oil & Gas)	3,696	50,672
Meadowbrook Insurance Group, Inc. * (Insurance)	9,408	103,394
Medarex, Inc. * (Pharmaceuticals)	10,416	134,783
Media General, Inc. - Class A (Media)	2,352	89,752
Medical Action Industries, Inc. * (Healthcare - Products)	4,368	104,395
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	4,032	124,266
Mentor Corp. (Healthcare - Products)	2,688	123,648
Mentor Graphics Corp. * (Computers)	6,720	109,805
Meridian Bioscience, Inc. (Healthcare - Products)	2,688	74,619
Merit Medical Systems, Inc. * (Healthcare - Products)	5,040	63,252
Meritage Homes Corp. * (Home Builders)	1,680	53,962
Metal Management, Inc. (Environmental Control)	2,352	108,662
MGI Pharma, Inc. * (Pharmaceuticals)	6,048	135,899
Micrel, Inc. * (Semiconductors)	7,392	81,460
Micros Systems, Inc. * (Computers)	3,024	163,266
Microsemi Corp. * (Semiconductors)	5,376	111,875
MicroStrategy, Inc. - Class A * (Software)	672	84,934
MKS Instruments, Inc. * (Semiconductors)	3,696	94,322
Mobile Mini, Inc. * (Storage/Warehousing)	3,360	89,981
Modine Manufacturing Co. (Auto Parts & Equipment)	3,360	76,944
Moog, Inc. - Class A * (Aerospace/Defense)	3,024	125,950
Movado Group, Inc. (Retail)	3,360	98,952
MPS Group, Inc. * (Commercial Services)	8,064	114,106
MTS Systems Corp. (Computers)	2,016	78,301
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,024	91,022
Myriad Genetics, Inc. * (Biotechnology)	3,696	127,364
Nara Bancorp, Inc. (Banks)	5,376	94,134
NATCO Group, Inc. - Class A * (Oil & Gas Services)	2,016	68,786
National Financial Partners (Diversified Financial Services)	3,024	141,856
Navigant Consulting Co. * (Commercial Services)	3,696	73,033
Navistar International Corp. * (Auto Manufacturers)	4,704	215,208

See accompanying notes to the Schedules of Portfolio Investments.

NBTY, Inc. * (Pharmaceuticals)	4,032	213,858
NCI Building Systems, Inc. * (Building Materials)	1,680	80,203
Nektar Therapeutics * (Biotechnology)	6,720	87,763
NetBank, Inc. (Internet)	13,104	28,960
Netflix, Inc. * (Internet)	3,360	77,918
NETGEAR, Inc. * (Telecommunications)	3,024	86,275
NewAlliance Bancshares, Inc. (Savings & Loans)	11,088	179,736
Newcastle Investment Corp. (REIT)	4,032	111,807
NewMarket Corp. (Chemicals)	1,680	68,326
Newport Corp. * (Telecommunications)	4,704	77,004
Nordson Corp. (Machinery-Diversified)	2,352	109,274
NorthStar Realty Finance Corp. (REIT)	7,392	112,432
NorthWestern Corp. (Electric)	3,696	130,949
Novastar Financial, Inc. (REIT)	2,688	13,440
Nu Skin Enterprises, Inc. (Retail)	6,048	99,913
Nuance Communications, Inc. * (Software)	9,408	144,036
NuCo2, Inc. * (Distribution/Wholesale)	3,024	76,265
NuVasive, Inc. * (Healthcare - Products)	4,032	95,760
Nuvelo, Inc. * (Pharmaceuticals)	5,040	18,547
O’Charley’s, Inc. * (Retail)	5,712	110,184
Odyssey Healthcare, Inc. * (Healthcare - Services)	4,032	52,940
Ohio Casualty Corp. (Insurance)	5,376	161,012
Oil States International, Inc. * (Oil & Gas Services)	3,360	107,822
Old Dominion Freight Line, Inc. * (Transportation)	2,352	67,761
Old National Bancorp (Banks)	8,400	152,712
Olin Corp. (Chemicals)	5,712	96,761
OM Group, Inc. * (Chemicals)	2,352	105,087
OMEGA Healthcare Investors, Inc. (REIT)	8,736	149,822
OmniVision Technologies, Inc. * (Semiconductors)	4,032	52,255
ON Semiconductor Corp. * (Semiconductors)	13,104	116,888
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,368	108,501
Openwave Systems, Inc. * (Internet)	7,392	60,245
Opsware, Inc. * (Internet)	8,400	60,900
Orbital Sciences Corp. * (Aerospace/Defense)	5,376	100,746

See accompanying notes to the Schedules of Portfolio Investments.

Oriental Financial Group, Inc. (Banks)	7,728	91,036
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	4,032	133,056
Owens & Minor, Inc. (Distribution/Wholesale)	3,360	123,413
P.F. Chang’s China Bistro, Inc. * (Retail)	2,352	98,502
Pacer International, Inc. (Transportation)	3,360	90,518
Pacific Sunwear of California, Inc. * (Retail)	5,376	111,982
Palm, Inc. * (Computers)	6,384	115,742
Palomar Medical Technologies, Inc. * (Healthcare - Products)	1,680	67,116
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,024	75,963
Parallel Petroleum Corp. * (Oil & Gas)	3,696	84,823
Parametric Technology Corp. * (Software)	9,072	173,184
PAREXEL International Corp. * (Commercial Services)	3,024	108,773
Parker Drilling Co. * (Oil & Gas)	9,744	91,496
Pathmark Stores, Inc. * (Food)	7,392	94,618
Payless ShoeSource, Inc. * (Retail)	4,704	156,173
Peet’s Coffee & Tea, Inc. * (Beverages)	2,688	74,243
Penn Virginia Corp. (Oil & Gas)	1,680	123,312
Penwest Pharmaceuticals Co. * (Pharmaceuticals)	3,024	30,482
Pericom Semiconductor Corp. * (Semiconductors)	9,072	88,724
Perot Systems Corp. - Class A * (Computers)	7,056	126,091
Perrigo Co. (Pharmaceuticals)	6,720	118,675
Perry Ellis International, Inc. * (Apparel)	5,040	161,230
Petrohawk Energy Corp. * (Oil & Gas)	6,048	79,652
PFF Bancorp, Inc. (Savings & Loans)	4,704	142,672
PHH Corp. * (Commercial Services)	4,032	123,218
Phillips-Van Heusen Corp. (Apparel)	4,032	237,082
Photronics, Inc. * (Semiconductors)	4,704	73,147
Pier 1 Imports, Inc. (Retail)	7,728	53,400
Pilgrim’s Pride Corp. (Food)	3,024	100,367
Pinnacle Entertainment, Inc. * (Entertainment)	3,696	107,443
Pioneer Drilling Co. * (Oil & Gas)	4,368	55,430
Piper Jaffray * (Diversified Financial Services)	1,680	104,059
Placer Sierra Bancshares (Banks)	4,368	118,198
Plantronics, Inc. (Telecommunications)	3,696	87,300
Plexus Corp. * (Electronics)	3,360	57,624

See accompanying notes to the Schedules of Portfolio Investments.

PNM Resources, Inc. (Electric)	5,712	184,498
Polaris Industries, Inc. (Leisure Time)	3,024	145,091
Polycom, Inc. * (Telecommunications)	6,384	212,778
PolyMedica Corp. (Healthcare - Products)	2,016	85,337
PolyOne Corp. * (Chemicals)	9,072	55,339
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	1,680	75,012
Potlatch Corp. (Forest Products & Paper)	3,024	138,438
Powerwave Technologies, Inc. * (Telecommunications)	9,072	51,620
Preferred Bank (Banks)	5,376	210,794
Premiere Global Services, Inc. * (Telecommunications)	8,736	98,018
Priceline.com, Inc. * (Internet)	2,352	125,268
PrivateBancorp, Inc. (Banks)	3,024	110,557
ProAssurance Corp. * (Insurance)	3,024	154,678
Progenics Pharmaceuticals, Inc. * (Pharmaceuticals)	3,024	71,608
Progress Software Corp. * (Software)	3,696	115,315
Prosperity Bancshares, Inc. (Banks)	4,032	140,072
PSS World Medical, Inc. * (Healthcare - Products)	5,712	120,752
Psychiatric Solutions, Inc. * (Healthcare - Services)	4,032	162,530
Quanex Corp. (Metal Fabricate/Hardware)	2,688	113,837
Quantum Corp. * (Computers)	23,520	63,504
Quest Resource Corp. * (Oil & Gas)	4,704	43,136
Quest Software, Inc. * (Software)	5,712	92,934
Quiksilver, Inc. * (Apparel)	9,408	109,133
Rackable Systems, Inc. * (Computers)	2,016	34,212
Radio One, Inc. - Class D * (Media)	9,072	58,605
RadiSys Corp. * (Computers)	3,360	54,902
Ralcorp Holdings, Inc. * (Food)	2,352	151,234
Ramco-Gershenson Properties Trust (REIT)	5,376	191,978
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	3,360	112,325
RCN Corp. * (Telecommunications)	4,032	103,018
RealNetworks, Inc. * (Internet)	8,400	65,940
Red Robin Gourmet Burgers, Inc. * (Retail)	1,680	65,218
Regal-Beloit Corp. (Hand/Machine Tools)	2,352	109,086
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	4,704	101,700
Regis Corp. (Retail)	3,360	135,643
Rent-A-Center, Inc. * (Commercial Services)	5,040	141,019
Rentech, Inc. * (Environmental Control)	13,104	41,147

See accompanying notes to the Schedules of Portfolio Investments.

Republic Property Trust (REIT)	9,408	108,098
Resources Connection, Inc. * (Commercial Services)	4,032	128,984
Rewards Network, Inc. * (Commercial Services)	7,728	40,958
RF Micro Devices, Inc. * (Telecommunications)	14,448	90,011
Rofin-Sinar Technologies, Inc. * (Electronics)	1,680	99,422
Rogers Corp. * (Electronics)	1,680	74,508
RTI International Metals, Inc. * (Mining)	1,680	152,898
Ruby Tuesday, Inc. (Retail)	4,704	134,534
Rush Enterprises, Inc. * (Retail)	3,696	71,000
Ryerson, Inc. (Iron/Steel)	2,352	93,186
Safety Insurance Group, Inc. (Insurance)	2,016	80,882
Saia, Inc. * (Transportation)	2,352	55,860
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	5,040	63,504
ScanSource, Inc. * (Distribution/Wholesale)	3,024	81,164
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	2,016	80,983
Sciele Pharma, Inc. * (Pharmaceuticals)	2,688	63,652
Seabright Insurance Holdings * (Insurance)	4,368	80,371
Select Comfort Corp. * (Retail)	4,032	71,770
Semtech Corp. * (Semiconductors)	6,384	86,056
Shuffle Master, Inc. * (Entertainment)	3,024	55,188
Signature Bank * (Banks)	4,032	131,201
Silicon Image, Inc. * (Semiconductors)	8,064	65,802
Simpson Manufacturing Co., Inc. (Building Materials)	3,024	93,260
Sinclair Broadcast Group, Inc. - Class A (Media)	8,736	134,971
SiRF Technology Holdings, Inc. * (Semiconductors)	3,696	102,601
Sirona Dental Systems, Inc. (Healthcare - Products)	1,680	57,893
Skyline Corp. (Home Builders)	2,352	79,356
SkyWest, Inc. (Airlines)	4,704	126,208
Skyworks Solutions, Inc. * (Semiconductors)	13,440	77,280
Sohu.com, Inc. * (Internet)	2,352	50,403
Sonic Corp. * (Retail)	6,720	149,722
SonicWALL, Inc. * (Internet)	7,392	61,797
SonoSite, Inc. * (Healthcare - Products)	2,016	56,972
Sonus Networks, Inc. * (Telecommunications)	19,824	159,979
Sotheby’s (Commercial Services)	4,368	194,290

See accompanying notes to the Schedules of Portfolio Investments.

Southwest Bancorp, Inc. (Banks)	5,376	138,109
Southwest Gas Corp. (Water)	6,048	87,212
Spartan Stores, Inc. (Food)	5,040	135,072
Spartech Corp. (Chemicals)	4,032	118,299
Spherion Corp. * (Commercial Services)	7,056	62,234
Spirit Finance Corp. (REIT)	11,760	175,224
SPSS, Inc. * (Software)	2,016	72,778
SRA International, Inc. - Class A * (Computers)	3,024	73,665
Stage Stores, Inc. (Retail)	4,032	93,986
Stamps.com, Inc. * (Internet)	2,016	28,970
Standex International Corp. (Miscellaneous Manufacturing)	3,696	105,373
Stepan Co. (Chemicals)	3,024	79,380
STERIS Corp. (Healthcare - Products)	5,040	133,862
Sterling Bancorp (Banks)	5,376	97,306
Sterling Bancshares, Inc. (Banks)	11,424	127,720
Sterling Financial Corp. - Spokane (Savings & Loans)	3,696	115,278
Steven Madden, Ltd. (Apparel)	2,352	68,678
Stone Energy Corp. * (Oil & Gas)	2,016	59,855
Strategic Hotels & Resorts, Inc. (REIT)	6,384	146,002
Strayer Education, Inc. (Commercial Services)	1,008	126,000
Sun-Times Media Group, Inc. - Class A (Media)	11,760	58,330
Sunrise Assisted Living, Inc. * (Healthcare - Services)	3,360	132,787
Sunstone Hotel Investors, Inc. (REIT)	5,040	137,390
Superior Essex, Inc. * (Electrical Components & Equipment)	2,352	81,544
SVB Financial Group * (Banks)	3,360	163,262
Swift Energy Co. * (Oil & Gas)	2,352	98,243
SWS Group, Inc. (Diversified Financial Services)	5,040	125,042
Sybase, Inc. * (Software)	6,384	161,388
Sycamore Networks, Inc. * (Telecommunications)	18,816	70,372
Sykes Enterprises, Inc. * (Computers)	3,696	67,415
Symyx Technologies, Inc. * (Chemicals)	3,696	65,493
Synagro Technologies, Inc. (Environmental Control)	17,472	99,590
Take-Two Interactive Software, Inc. * (Software)	6,048	121,807
TALX Corp. (Computers)	3,024	100,185
Tanger Factory Outlet Centers, Inc. (REIT)	4,032	162,852
Technitrol, Inc. (Electronics)	4,032	105,598
Tekelec * (Telecommunications)	5,712	85,166
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,024	113,219

See accompanying notes to the Schedules of Portfolio Investments.

Telik, Inc. * (Biotechnology)	5,376	29,192
Tempur-Pedic International, Inc. (Home Furnishings)	4,704	122,257
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	3,696	94,100
Tessera Technologies, Inc. * (Semiconductors)	4,032	160,232
Tetra Tech, Inc. * (Environmental Control)	5,376	102,467
Texas Industries, Inc. (Building Materials)	1,680	126,890
Texas Roadhouse, Inc. - Class A * (Retail)	6,048	86,184
The BISYS Group, Inc. * (Computers)	6,720	77,011
The Cato Corp. - Class A (Retail)	3,360	78,590
The Children’s Place Retail Stores, Inc. * (Retail)	1,680	93,677
The Commerce Group, Inc. (Insurance)	4,704	141,308
The Finish Line, Inc. - Class A (Retail)	4,704	59,270
The Genlyte Group, Inc. * (Building Materials)	2,016	142,229
The Geo Group, Inc. * (Commercial Services)	3,024	137,048
The Gymboree Corp. * (Apparel)	2,688	107,708
The Hain Celestial Group, Inc. * (Food)	3,360	101,035
The Medicines Co. * (Pharmaceuticals)	5,040	126,403
The Men’s Wearhouse, Inc. (Retail)	3,360	158,088
The Mills Corp. (REIT)	4,368	110,248
The Nautilus Group, Inc. (Leisure Time)	4,032	62,214
The Pantry, Inc. * (Retail)	1,680	75,970
The Phoenix Cos., Inc. (Insurance)	9,072	125,919
The Standard Register Co. (Household Products/Wares)	6,384	80,758
The Steak n Shake Co. * (Retail)	5,040	84,521
The Stride Rite Corp. (Apparel)	7,392	113,763
The Timberland Co. - Class A * (Apparel)	4,032	104,953
The Topps Co., Inc. (Toys/Games/Hobbies)	10,416	101,244
The TriZetto Group, Inc. * (Internet)	5,376	107,574
The Ultimate Software Group, Inc. * (Software)	3,024	79,199
The Warnaco Group, Inc. * (Apparel)	4,368	124,051
Thoratec Corp. * (Healthcare - Products)	4,704	98,314
THQ, Inc. * (Software)	4,704	160,830
Tibco Software, Inc. * (Internet)	16,128	137,411
Time Warner Telecom, Inc. - Class A * (Telecommunications)	6,048	125,617

See accompanying notes to the Schedules of Portfolio Investments.

Transaction Systems Architect, Inc. * (Software)	2,688	87,064
Tredegar Corp. (Miscellaneous Manufacturing)	4,704	107,204
TreeHouse Foods, Inc. * (Food)	3,360	102,379
Triarc Cos., Inc. (Retail)	7,392	127,068
Trico Marine Services, Inc. * (Oil & Gas Services)	2,688	100,155
Trident Microsystems, Inc. * (Software)	4,704	94,362
TriQuint Semiconductor, Inc. * (Semiconductors)	16,128	80,640
Trump Entertainment Resorts, Inc. * (Lodging)	3,696	66,787
TTM Technologies, Inc. * (Electronics)	4,368	41,671
Tupperware Corp. (Household Products/Wares)	5,712	142,400
Tween Brands, Inc. * (Retail)	2,352	84,013
Tyler Technologies, Inc. * (Computers)	6,720	85,344
U-Store-It Trust (REIT)	5,376	108,165
UAP Holding Corp. (Chemicals)	4,704	121,598
UCBH Holdings, Inc. (Banks)	8,736	162,664
Umpqua Holdings Corp. (Banks)	5,712	152,910
Under Armour, Inc. - Class A * (Retail)	1,680	86,184
United Fire & Casualty Co. (Insurance)	2,688	94,429
United Natural Foods, Inc. * (Food)	3,360	102,950
United Online, Inc. (Internet)	6,384	89,568
United Stationers, Inc. * (Distribution/Wholesale)	2,352	140,932
United Surgical Partners International, Inc. * (Healthcare - Services)	3,360	103,522
United Therapeutics Corp. * (Pharmaceuticals)	1,680	90,350
Universal Compression Holdings, Inc. * (Oil & Gas Services)	2,016	136,443
Universal Corp. (Agriculture)	2,688	164,909
Universal Forest Products, Inc. (Building Materials)	1,344	66,595
USA Mobility, Inc. (Telecommunications)	3,024	60,268
USEC, Inc. * (Mining)	7,392	120,120
UTStarcom, Inc. * (Telecommunications)	10,416	86,349
Vail Resorts, Inc. * (Entertainment)	2,688	146,039
Valassis Communications, Inc. * (Commercial Services)	4,032	69,310
Valeant Pharmaceuticals International (Pharmaceuticals)	7,056	121,998
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,680	97,154

See accompanying notes to the Schedules of Portfolio Investments.

ValueClick, Inc. * (Internet)	7,728	201,932
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,032	215,228
Varian, Inc. * (Electronics)	2,688	156,603
Veeco Instruments, Inc. * (Semiconductors)	3,024	58,968
Ventana Medical Systems, Inc. * (Healthcare - Products)	2,352	98,549
ViaSat, Inc. * (Telecommunications)	2,688	88,623
Viasys Healthcare, Inc. * (Healthcare - Products)	3,024	102,786
Virginia Commerce Bancorp, Inc. * (Banks)	4,368	94,567
Visteon Corp. * (Auto Parts & Equipment)	10,752	91,822
W Holding Co., Inc. (Banks)	13,776	68,880
W-H Energy Services, Inc. * (Oil & Gas Services)	2,352	109,932
W.R. Grace & Co. * (Chemicals)	5,712	150,911
Wabtec Corp. (Machinery-Diversified)	3,696	127,474
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	7,392	172,382
Warren Resources, Inc. * (Oil & Gas)	5,712	74,427
Washington Group International, Inc. * (Engineering & Construction)	2,016	133,903
Watsco, Inc. (Distribution/Wholesale)	2,016	102,957
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	3,360	163,464
WebEx Communications, Inc. * (Internet)	3,024	171,944
webMethods, Inc. * (Internet)	6,720	48,317
Websense, Inc. * (Internet)	4,032	92,696
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,688	124,804
Westamerica Bancorp (Banks)	3,696	178,036
Westar Energy, Inc. (Electric)	7,056	194,181
Whiting Petroleum Corp. * (Oil & Gas)	2,688	105,934
Wilshire Bancorp, Inc. (Banks)	5,376	88,166
Wind River Systems, Inc. * (Software)	6,720	66,797
Winnebago Industries, Inc. (Home Builders)	3,024	101,698
Winston Hotels, Inc. (REIT)	11,088	166,653
Wintrust Financial Corp. (Banks)	2,688	119,912
Witness Systems, Inc. * (Software)	3,360	90,552
WMS Industries, Inc. * (Leisure Time)	2,688	105,477
Wolverine World Wide, Inc. (Apparel)	4,704	134,393
World Acceptance Corp. * (Diversified Financial Services)	2,352	93,962
World Fuel Services Corp. (Retail)	2,352	108,804

See accompanying notes to the Schedules of Portfolio Investments.

Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,712	117,553
Wright Express Corp. * (Commercial Services)	3,360	101,909
Wright Medical Group, Inc. * (Healthcare - Products)	3,696	82,384
Zale Corp. * (Retail)	4,032	106,364
Zenith National Insurance Corp. (Insurance)	3,024	142,944
Zoll Medical Corp. * (Healthcare - Products)	5,376	143,270
Zoran Corp. * (Semiconductors)	4,032	68,625
Zymogenetics, Inc. * (Pharmaceuticals)	4,032	62,738

TOTAL COMMON STOCKS
(Cost $73,238,180)		78,594,786

	Principal
	Amount

Repurchase Agreements (5.9%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+with a repurchase price of $5,445,313 (Collateralized by $5,568,000 of various U.S. Government Agency Obligations, 3.375% - 5.50%, 1/15/08 - 6/15/08, market value $5,553,156)	$5,443,000	5,443,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,443,000)		5,443,000

	Shares

Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	149	7

TOTAL RIGHTS/WARRANTS
(Cost $0)		7

TOTAL INVESTMENT SECURITIES
(Cost $78,681,180) - 91.6% of net assets		$84,037,793

Percentages indicated are based on net assets of $91,740,171.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased
		Unrealized
	Contracts	Appreciation (Depreciation)

Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $14,497,200)	36	$$267,138
E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $40,672,700)	505	109,022
Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/07	$$3,454,188	$ $(6,729)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/07	42,746,471	(54,229)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.2%
Aerospace/Defense	1.2%
Aerospace/Defense Equipment	0.2%
Agriculture	0.3%
Airlines	0.5%
Apparel	1.6%
Auto Manufacturers	0.2%
Auto Parts & Equipment	1.0%
Banks	5.6%
Beverages	0.2%
Biotechnology	1.7%
Building Materials	0.8%
Chemicals	1.5%
Coal	0.1%
Commercial Services	5.4%
Computers	2.6%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.9%
Electric	1.8%
Electrical Components & Equipment	1.0%
Electronics	1.8%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.7%
Environmental Control	0.4%
Food	1.1%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.3%
Healthcare-Products	3.4%
Healthcare-Services	1.5%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.6%
Insurance	1.7%
Internet	3.1%
Investment Companies	0.4%
Iron/Steel	0.7%
Leisure Time	0.7%
Lodging	0.3%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	1.0%
Media	1.4%
Metal Fabricate/Hardware	0.7%
Mining	0.7%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.5%
Oil & Gas Services	1.5%
Packaging & Containers	0.2%
Pharmaceuticals	3.0%
Real Estate Investment Trust	5.2%
Retail	6.0%
Savings & Loans	1.0%
Semiconductors	3.1%
Software	3.3%
Storage/Warehousing	0.1%
Telecommunications	4.5%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.3%
Other **	5.9%

** Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraOTC

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (78.9%)
Activision, Inc. * (Software)	6,305	$119,417
Adobe Systems, Inc. * (Software)	14,453	602,690
Akamai Technologies, Inc. * (Internet)	3,880	193,690
Altera Corp. * (Semiconductors)	12,610	252,074
Amazon.com, Inc. * (Internet)	6,887	274,034
Amgen, Inc. * (Biotechnology)	13,677	764,270
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,104	115,965
Apollo Group, Inc. - Class A * (Commercial Services)	4,365	191,624
Apple Computer, Inc. * (Computers)	30,264	2,811,829
Applied Materials, Inc. (Semiconductors)	18,139	332,306
Autodesk, Inc. * (Software)	6,014	226,126
BEA Systems, Inc. * (Software)	9,118	105,678
Bed Bath & Beyond, Inc. * (Retail)	9,603	385,753
Biogen Idec, Inc. * (Biotechnology)	9,312	413,267
Biomet, Inc. (Healthcare - Products)	8,245	350,329
Broadcom Corp. - Class A * (Semiconductors)	10,864	348,408
C.H. Robinson Worldwide, Inc. (Transportation)	4,268	203,797
Cadence Design Systems, Inc. * (Computers)	7,372	155,254
CDW Corp. (Distribution/Wholesale)	2,037	125,133
Celgene Corp. * (Biotechnology)	9,409	493,596
Check Point Software Technologies, Ltd. * ADR (Internet)	5,917	131,831
CheckFree Corp. * (Internet)	2,037	75,552
Cintas Corp. (Textiles)	4,753	171,583
Cisco Systems, Inc. * (Telecommunications)	54,320	1,386,790
Citrix Systems, Inc. * (Software)	5,335	170,880
Cognizant Technology Solutions Corp.* (Computers)	3,492	308,239
Comcast Corp. - Special Class A * (Media)	27,075	702,596
Costco Wholesale Corp. (Retail)	5,917	318,571
Dell, Inc. * (Computers)	21,049	488,547
DENTSPLY International, Inc. (Healthcare - Products)	3,589	117,540
Discovery Holding Co. - Class A * (Media)	5,917	113,192
eBay, Inc. * (Internet)	25,705	852,121
EchoStar Communications Corp. - Class A * (Media)	5,335	231,699
Electronic Arts, Inc. * (Software)	7,857	395,679
Expedia, Inc. * (Internet)	7,469	173,131
Expeditors International of Washington, Inc. (Transportation)	5,238	216,434
Express Scripts, Inc. * (Pharmaceuticals)	3,007	242,725
Fastenal Co. (Distribution/Wholesale)	3,589	125,794

See accompanying notes to the Schedules of Portfolio Investments.

Fiserv, Inc. * (Software)	5,335	283,075
Flextronics International, Ltd. * ADR(Electronics)	16,587	181,462
Garmin, Ltd. ADR (Electronics)	5,044	273,132
Genzyme Corp. * (Biotechnology)	8,245	494,865
Gilead Sciences, Inc. * (Pharmaceuticals)	11,446	875,620
Google, Inc. - Class A * (Internet)	3,492	1,599,894
IAC/InterActiveCorp * (Internet)	7,469	281,656
Infosys Technologies, Ltd. ADR (Software)	2,716	136,479
Intel Corp. (Semiconductors)	50,828	972,340
Intuit, Inc. * (Software)	10,864	297,239
Intuitive Surgical, Inc. * (Healthcare - Products)	873	106,131
Joy Global, Inc. (Machinery - Construction & Mining)	2,619	112,355
Juniper Networks, Inc. * (Telecommunications)	9,312	183,260
KLA -Tencor Corp. (Semiconductors)	6,111	325,839
Lam Research Corp. * (Semiconductors)	3,686	174,495
Lamar Advertising Co. (Advertising)	2,037	128,270
Level 3 Communications, Inc. * (Telecommunications)	37,345	227,805
Liberty Global, Inc. - Class A * (Media)	5,044	166,099
Liberty Media Holding Corp. - Interactive Series A * (Internet)	15,035	358,134
Linear Technology Corp. (Semiconductors)	9,991	315,616
Logitech International SA * ADR(Computers)	4,462	124,177
Marvell Technology Group, Ltd. * ADR(Semiconductors)	14,065	236,433
Maxim Integrated Products, Inc. (Semiconductors)	11,252	330,809
MedImmune, Inc. * (Biotechnology)	6,402	232,969
Microchip Technology, Inc. (Semiconductors)	4,462	158,535
Microsoft Corp. (Software)	84,875	2,365,466
Millicom International Cellular SA * ADR(Telecommunications)	2,425	190,023
Monster Worldwide, Inc. * (Internet)	3,395	160,821
Network Appliance, Inc. * (Computers)	9,797	357,786
NII Holdings, Inc. - Class B * (Telecommunications)	3,880	287,818
NVIDIA Corp. * (Semiconductors)	8,730	251,249
Oracle Corp. * (Software)	54,417	986,580
PACCAR, Inc. (Auto Manufacturers)	6,984	512,626
Patterson Cos., Inc. * (Healthcare - Products)	3,298	117,046
Patterson-UTI Energy, Inc. (Oil & Gas)	3,977	89,244
Paychex, Inc. (Commercial Services)	9,021	341,625
Petsmart, Inc. (Retail)	3,298	108,702
Qualcomm, Inc. (Telecommunications)	50,343	2,147,632
Research In Motion, Ltd. * ADR(Computers)	4,656	635,498

See accompanying notes to the Schedules of Portfolio Investments.

Ross Stores, Inc. (Retail)	3,395	116,788
Ryanair Holdings PLC * ADR(Airlines)	2,910	130,339
SanDisk Corp. * (Computers)	5,238	229,424
Sears Holdings Corp. * (Retail)	3,977	716,496
Sepracor, Inc. * (Pharmaceuticals)	2,619	122,124
Sigma-Aldrich Corp. (Chemicals)	3,104	128,878
Sirius Satellite Radio, Inc. * (Media)	39,770	127,264
Staples, Inc. (Retail)	12,125	313,310
Starbucks Corp. * (Retail)	26,287	824,361
Sun Microsystems, Inc. * (Computers)	39,382	236,686
Symantec Corp. * (Internet)	24,347	421,203
Telefonaktiebolaget LM Ericsson ADR(Telecommunications)	2,910	107,932
Tellabs, Inc. * (Telecommunications)	6,208	61,459
Teva Pharmaceutical Industries, Ltd. ADR(Pharmaceuticals)	15,229	570,021
UAL Corp. * (Airlines)	2,522	96,265
VeriSign, Inc. * (Internet)	5,723	143,762
Vertex Pharmaceuticals, Inc. * (Biotechnology)	3,298	92,476
Virgin Media, Inc. (Telecommunications)	8,827	222,882
Whole Foods Market, Inc. (Food)	3,395	152,266
Wynn Resorts, Ltd. (Lodging)	2,716	257,640
Xilinx, Inc. (Semiconductors)	11,058	284,522
XM Satellite Radio Holdings, Inc. - Class A * (Media)	7,954	102,766
Yahoo!, Inc. * (Internet)	16,393	512,937

TOTAL COMMON STOCKS (Cost $20,086,532)		37,788,750

	Principal
	Amount

Repurchase Agreements (15.7%)
UBS, 5.10%, 4/2/07, dated 3/30/07, + with a repurchase price of $7,535,201 (Collateralized by $7,770,000 of various U.S. Government Agency Obligations, 3.375% - 3.875%, 2/15/08 - 6/15/08, market value $7,688,295)	$7,532,000	7,532,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,532,000)		7,532,000

TOTAL INVESTMENT SECURITIES (Cost $27,618,532) - 94.6% of net assets		$45,320,750

Percentages indicated are based on net assets of $47,920,909.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased		Unrealized
	Contracts	Appreciation (Depreciation)

NASDAQ Futures Contract expiring June 2007 (Underlying face amount at value $17,348,450)	97	$80,130

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 4/28/07	$25,083,386	$(257,820)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 4/28/07	15,515,274	(379,781)

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	0.3%
Airlines	0.5%
Auto Manufacturers	1.1%
Biotechnology	5.2%
Chemicals	0.3%
Commercial Services	1.1%
Computers	11.2%
Distribution/Wholesale	0.5%
Electronics	0.9%
Food	0.3%
Healthcare - Products	1.4%
Internet	10.8%
Lodging	0.5%
Machinery – Construction & Mining	0.2%
Media	3.0%
Oil & Gas	0.2%
Pharmaceuticals	4.0%
Retail	5.8%
Semiconductors	8.3%
Software	12.0%
Telecommunications	10.0%
Textiles	0.4%
Transportation	0.9%
Other**	15.7%

** Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Bear

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (78.5%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$8,935,000	$8,933,784
Federal Farm Credit Bank, 4.90%, 4/2/07+	8,935,000	8,933,784
Federal Home Loan Bank, 4.90%, 4/2/07+	8,935,000	8,933,784
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07+	8,935,000	8,933,784

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $35,735,136)		35,735,136

Repurchase Agreements (19.6%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $8,925,792 (Collateralized by $9,095,000 of various U.S. Government Agency Obligations, 3.875% - 4.25%, 6/15/08 - 11/13/09, market value $9,104,634)	8,922,000	8,922,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,922,000)		8,922,000

	Contracts

Options Purchased (NM)
S&P 500 Futures Call Option 1750 expiring June 2007	125	1,281

TOTAL OPTIONS PURCHASED
(Cost $2,063)		1,281

TOTAL INVESTMENT SECURITIES
(Cost $44,659,199) - 98.1% of net assets		$44,658,417

Percentages indicated are based on net assets of $45,536,289.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $13,947,375)	195	$(93,280)

S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $2,861,600)	8	(25,830)

Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/07	$(13,881,749)	$78,070

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/07	(14,614,278)	82,190

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Mid-Cap

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Principal
	Amount	Value

U.S. Government Agency Obligations (83.1%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$529,000	$528,928
Federal Farm Credit Bank, 4.90%, 4/2/07+	529,000	528,928
Federal Home Loan Bank, 4.90%, 4/2/07+	529,000	528,928
Federal National Mortgage Association, 4.90%, 4/2/07+	529,000	528,928

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,115,712)		2,115,712

Repurchase Agreements (20.6%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $526,224 (Collateralized by $540,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $538,588)	526,000	526,000

TOTAL REPURCHASE AGREEMENTS (Cost $526,000)		526,000

	Contracts

Options Purchased (NM)
S&P MidCap 400 Futures Call Option 1100 expiring May 2007	30	435

TOTAL OPTIONS PURCHASED (Cost $870)		435

TOTAL INVESTMENT SECURITIES (Cost $2,642,582) - 103.7% of net assets		$2,642,147

Percentages indicated are based on net assets of $2,548,544.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $1,026,720)	12	$1,549

Futures Contracts Sold

S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $427,800)	1	(7,354)

Swap Agreements	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 4/28/07	$(2,272,813)	$15,851

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 4/28/07	(866,866)	2,953

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Small-Cap

Schedule of Portfolio Investments
March 31, 2007
(unaudited)	Principal
	Amount	Value

U.S. Government Agency Obligations (80.3%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$6,469,000	$6,468,119
Federal Farm Credit Bank, 4.90%, 4/2/07+	6,469,000	6,468,119
Federal Home Loan Bank, 4.90%, 4/2/07+	6,469,000	6,468,119
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07+	6,469,000	6,468,119

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,872,476)		25,872,476

Repurchase Agreements (20.1%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $6,463,746 (Collateralized by $6,659,000 of various U.S. Government Agency Obligations, 3.375% - 3.875%, 2/15/08 - 6/15/08, market value $6,593,327)	6,461,000	6,461,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,461,000)		6,461,000

	Contracts

Options Purchased(NM)
Russell 2000 Futures Call Option 1100 expiring April 2007	50	400
Russell 2000 Futures Call Option 1100 expiring May 2007	100	1,850

TOTAL OPTIONS PURCHASED (Cost $4,425)		2,250

TOTAL INVESTMENT SECURITIES (Cost $32,337,901) - 100.4% of net assets		$32,335,726

Percentages indicated are based on net assets of $32,210,338.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $25,692,260)	319	$256,605
Futures Contracts Sold

Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $43,491,600)	108	(802,386)

Swap Agreements	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/07	$(606)	$1

Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/07	(14,982,222)	28,559

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Dow 30

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (67.4%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$34,000	$33,995
Federal Farm Credit Bank, 4.90%, 4/2/07+	34,000	33,995
Federal Home Loan Bank, 4.90%, 4/2/07+	34,000	33,995
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07+	34,000	33,995

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,980)		135,980

Repurchase Agreements (16.9%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $34,014 (Collateralized by $35,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $34,908)	34,000	34,000

TOTAL REPURCHASE AGREEMENTS
(Cost $34,000)		34,000

	Contracts

Options Purchased (NM)
E-Mini Dow Jones Futures Call Option 17000 expiring April 2007	5	8

TOTAL OPTIONS PURCHASED
(Cost $42)		8

TOTAL INVESTMENT SECURITIES
(Cost $170,022) - 84.3% of net assets		$169,988

Percentages indicated are based on net assets of $201,575.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini Dow Jones Futures Contract expiring June 2007 (Underlying face amount at value $62,140)	1	$(359)
Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 4/28/07	$(139,703)	$537

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short OTC

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (78.4%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$7,709,000	$7,707,951
Federal Farm Credit Bank, 4.90%, 4/2/07+	7,709,000	7,707,951
Federal Home Loan Bank, 4.90%, 4/2/07+	7,709,000	7,707,951
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07+	7,709,000	7,707,951

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $30,831,804)		30,831,804

Repurchase Agreements (19.6%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $7,701,272 (Collateralized by $7,846,000 of various U.S. Government Agency Obligations, 3.875% - 4.25%, 6/15/08 – 11/13/09, market value $7,854,222)	7,698,000	7,698,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,698,000)		7,698,000

	Contracts

Options Purchased (NM)
NASDAQ Futures Call Option 2800 expiring May 2007	200	760

TOTAL OPTIONS PURCHASED
(Cost $1,900)		760

TOTAL INVESTMENT SECURITIES
(Cost $38,531,704) - 98.0% of net assets		$38,530,564

Percentages indicated are based on net assets of $39,331,698.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold		Unrealized
	Contracts	Appreciation (Depreciation)

NASDAQ Futures Contract expiring June 2007 (Underlying face amount at value $6,617,450)	37	$21,414
Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 4/28/07	$(13,174,219)	$229,282
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 4/28/07	(19,554,139)	90,358

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraShort Dow 30

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (79.5%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$36,000	$35,995
Federal Farm Credit Bank, 4.90%, 4/2/07+	36,000	35,995
Federal Home Loan Bank, 4.90%, 4/2/07+	36,000	35,995
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07+	36,000	35,995

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $143,980)		143,980

Repurchase Agreements (18.2%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $33,014 (Collateralized by $35,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $34,908)	33,000	33,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,000)		33,000

	Contracts

Options Purchased (NM)
E-Mini Dow Jones Futures Call Option 17000 expiring April 2007	5	8

TOTAL OPTIONS PURCHASED
(Cost $43)		8

TOTAL INVESTMENT SECURITIES
(Cost $177,023) - 97.7% of net assets		$176,988

Percentages indicated are based on net assets of $181,194.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini Dow Jones Futures Contract expiring June 2007 (Underlying face amount at value $62,140)	1	$(654)
Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on Dow Jones Industrial Average expiring 4/28/07	$(300,663)	$1,153

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraShort OTC

 Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (77.2%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$34,000	$33,995
Federal Farm Credit Bank, 4.90%, 4/2/07+	34,000	33,995
Federal Home Loan Bank, 4.90%, 4/2/07+	34,000	33,995
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07+	34,000	33,995

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,980)		135,980

Repurchase Agreements (18.7%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $33,014 (Collateralized by $35,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $34,908)	33,000	33,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,000)		33,000

	Contracts

Options Purchased (NM)
NASDAQ Futures Call Option 2800 expiring May 2007	5	19

TOTAL OPTIONS PURCHASED
(Cost $45)		19

TOTAL INVESTMENT SECURITIES
(Cost $169,025) - 95.9% of net assets		$168,999

Percentages indicated are based on net assets of $176,283.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
	Contracts	Appreciation (Depreciation)

E-Mini NASDAQ Futures Contract expiring June 2007 (Underlying face amount at value $35,770)	1	$(611)
Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 4/28/07	$(316,590)	$3,035

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Banks

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (95.5%)
Alabama National BanCorp (Banks)	172	$12,179
Amcore Financial, Inc. (Banks)	172	5,461
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	172	4,876
Associated Banc-Corp (Banks)	1,032	34,675
Astoria Financial Corp. (Savings & Loans)	774	20,581
BancorpSouth, Inc. (Banks)	602	14,719
Bank of America Corp. (Banks)	38,614	1,970,085
Bank of Hawaii Corp. (Banks)	430	22,803
Bank of New York Co., Inc. (Banks)	6,450	261,548
BB&T Corp. (Banks)	4,644	190,497
BOK Financial Corp. (Banks)	172	8,519
Cathay Bancorp, Inc. (Banks)	344	11,689
Chittenden Corp. (Banks)	430	12,982
Citigroup, Inc. (Diversified Financial Services)	42,742	2,194,375
Citizens Banking Corp. (Banks)	688	15,246
City National Corp. (Banks)	344	25,318
Comerica, Inc. (Banks)	1,376	81,349
Commerce Bancorp, Inc. (Banks)	1,634	54,543
Commerce Bancshares, Inc. (Banks)	602	29,083
Compass Bancshares, Inc. (Banks)	1,118	76,918
Cullen/Frost Bankers, Inc. (Banks)	516	27,002
Dime Community Bancshares, Inc. (Savings & Loans)	258	3,413
Downey Financial Corp. (Savings & Loans)	172	11,101
East-West Bancorp, Inc. (Banks)	516	18,973
F.N.B. Corp. (Banks)	516	8,695
Fifth Third Bancorp (Banks)	4,042	156,385
First BanCorp. (Banks)	688	9,123
First Community Bancorp - Class A (Banks)	258	14,587
First Horizon National Corp. (Banks)	1,032	42,859
First Midwest Bancorp, Inc. (Banks)	430	15,803
First Niagara Financial Group, Inc. (Savings & Loans)	946	13,159
FirstFed Financial Corp. * (Savings & Loans)	172	9,775
FirstMerit Corp. (Banks)	602	12,708
Frontier Financial Corp. (Banks)	430	10,729
Fulton Financial Corp. (Banks)	1,462	21,243
Greater Bay Bancorp (Banks)	430	11,563
Hancock Holding Co. (Banks)	258	11,347
Hudson City Bancorp, Inc. (Savings & Loans)	4,472	61,177
Huntington Bancshares, Inc. (Banks)	1,978	43,219
IndyMac Bancorp, Inc. (Diversified Financial Services)	602	19,294
International Bancshares Corp. (Banks)	430	12,758
J.P. Morgan Chase & Co. (Diversified Financial Services)	29,842	1,443,756

See accompanying notes to the Schedules of Portfolio Investments.

KeyCorp (Banks)	3,440	128,897
Lazard, Ltd. - Class A ADR (Diversified Financial Services)	430	21,577
M&T Bank Corp. (Banks)	688	79,691
MAF Bancorp, Inc. (Savings & Loans)	258	10,666
Marshall & Ilsley Corp. (Banks)	2,064	95,584
National City Corp. (Banks)	5,074	189,007
New York Community Bancorp (Savings & Loans)	2,322	40,844
NewAlliance Bancshares, Inc. (Savings & Loans)	946	15,335
Northern Trust Corp. (Banks)	1,634	98,269
Old National Bancorp (Banks)	602	10,944
Pacific Capital Bancorp (Banks)	430	13,812
Park National Corp. (Banks)	86	8,125
People’s Bank (Savings & Loans)	516	22,910
PFF Bancorp, Inc. (Savings & Loans)	172	5,217
PNC Financial Services Group (Banks)	3,010	216,630
Popular, Inc. (Banks)	2,150	35,604
Provident Bankshares Corp. (Banks)	258	8,478
Provident Financial Services, Inc. (Savings & Loans)	516	9,004
Regions Financial Corp. (Banks)	6,278	222,053
Sky Financial Group, Inc. (Banks)	1,032	27,720
South Financial Group, Inc. (Banks)	602	14,881
Sovereign Bancorp, Inc. (Savings & Loans)	2,838	72,199
Sterling Bancshares, Inc. (Banks)	602	6,730
Sterling Financial Corp. - Spokane (Savings & Loans)	430	13,412
SunTrust Banks, Inc. (Banks)	3,010	249,950
Susquehanna Bancshares, Inc. (Banks)	430	9,972
SVB Financial Group * (Banks)	258	12,536
Synovus Financial Corp. (Banks)	2,322	75,093
TCF Financial Corp. (Banks)	1,032	27,204
TD Banknorth, Inc. (Banks)	688	22,126
The Colonial BancGroup, Inc. (Banks)	1,290	31,928
TrustCo Bank Corp. NY (Banks)	602	5,767
Trustmark Corp. (Banks)	430	12,057
U.S. Bancorp (Banks)	15,136	529,306
UCBH Holdings, Inc. (Banks)	860	16,013
Umpqua Holdings Corp. (Banks)	516	13,813
UnionBanCal Corp. (Banks)	430	27,271
United Bankshares, Inc. (Banks)	344	12,050
United Community Banks, Inc. (Banks)	344	11,280
Valley National Bancorp (Banks)	1,032	26,058
W Holding Co., Inc. (Banks)	1,118	5,590
Wachovia Corp. (Banks)	10,426	573,951
Washington Federal, Inc. (Savings & Loans)	774	18,158
Washington Mutual, Inc. (Savings & Loans)	7,568	305,595
Webster Financial Corp. (Banks)	516	24,773
Wells Fargo & Co. (Banks)	16,690	574,637
Westamerica Bancorp (Banks)	258	12,428
Whitney Holding Corp. (Banks)	602	18,409

See accompanying notes to the Schedules of Portfolio Investments.

Wilmington Trust Corp. (Banks)	602	25,386
Wintrust Financial Corp. (Banks)	258	11,509
Zions Bancorp (Banks)	946	79,956

TOTAL COMMON STOCKS
(Cost $8,855,840)		11,126,520

TOTAL INVESTMENT SECURITIES
(Cost $8,855,840) - 95.5% of net assets		$11,126,520

Percentages indicated are based on net assets of $11,652,359.
*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Banks	58.4%
Diversified Financial Services	31.6%
Savings & Loans	5.5%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Basic Materials

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (100.9%)
Air Products & Chemicals, Inc. (Chemicals)	22,196	$1,640,062
Airgas, Inc. (Chemicals)	7,518	316,884
AK Steel Holding Corp. * (Iron/Steel)	12,172	284,703
Albemarle Corp. (Chemicals)	8,234	340,394
Alcoa, Inc. (Mining)	95,228	3,228,229
Allegheny Technologies, Inc. (Iron/Steel)	10,382	1,107,656
Alpha Natural Resources, Inc. * (Coal)	5,728	89,529
Arch Coal, Inc. (Coal)	15,752	483,429
Ashland, Inc. (Chemicals)	6,086	399,242
Avery Dennison Corp. (Household Products/Wares)	10,740	690,152
Bowater, Inc. (Forest Products & Paper)	6,444	153,496
Cabot Corp. (Chemicals)	6,444	307,572
Cambrex Corp. (Biotechnology)	2,864	70,454
Carpenter Technology Corp. (Iron/Steel)	2,864	345,857
Celanese Corp. - Series A (Chemicals)	15,036	463,710
CF Industries Holdings, Inc. (Chemicals)	5,370	207,014
Chaparral Steel Co. (Iron/Steel)	4,654	270,723
Chemtura Corp. (Chemicals)	26,134	285,645
Cleveland-Cliffs, Inc. (Iron/Steel)	4,654	297,903
Coeur d’Alene Mines Corp. * (Mining)	30,430	125,067
Commercial Metals Co. (Metal Fabricate/Hardware)	12,888	404,039
CONSOL Energy, Inc. (Coal)	20,048	784,478
Cytec Industries, Inc. (Chemicals)	4,296	241,607
Domtar Corp. * (Forest Products & Paper)	64,798	603,269
Du Pont (Chemicals)	100,598	4,972,558
Eastman Chemical Co. (Chemicals)	8,950	566,804
Ecolab, Inc. (Chemicals)	20,048	862,064
Ferro Corp. (Chemicals)	4,654	100,573
FMC Corp. (Chemicals)	3,938	297,043
Foundation Coal Holdings, Inc. (Coal)	5,012	172,112
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	40,454	2,677,650
Fuller (H.B.) Co. (Chemicals)	6,444	175,728
Georgia Gulf Corp. (Chemicals)	3,580	58,032
Headwaters, Inc. * (Energy - Alternate Sources)	4,654	101,690
Hercules, Inc. * (Chemicals)	12,530	244,836
Huntsman Corp. (Chemicals)	10,024	191,358
International Coal Group, Inc. * (Coal)	13,246	69,542
International Flavors & Fragrances, Inc. (Chemicals)	8,950	422,619
International Paper Co. (Forest Products & Paper)	49,762	1,811,337
Kaiser Aluminum Corp. * (Mining)	1,432	111,696
Lubrizol Corp. (Chemicals)	7,518	387,403

See accompanying notes to the Schedules of Portfolio Investments.

Lyondell Chemical Co. (Chemicals)	24,344	729,590
Macdermid, Inc. (Chemicals)	2,864	99,868
Massey Energy Co. (Coal)	8,234	197,534
Meridian Gold, Inc. *ADR (Mining)	11,098	283,332
Minerals Technologies, Inc. (Chemicals)	2,148	133,520
Monsanto Co. (Agriculture)	59,070	3,246,487
Neenah Paper, Inc. (Forest Products & Paper)	1,790	71,135
Newmont Mining Corp. (Mining)	46,540	1,954,215
Nucor Corp. (Iron/Steel)	30,072	1,958,588
Olin Corp. (Chemicals)	7,160	121,290
OM Group, Inc. * (Chemicals)	3,222	143,959
Peabody Energy Corp. (Coal)	28,998	1,166,879
PPG Industries, Inc. (Chemicals)	18,258	1,283,720
Praxair, Inc. (Chemicals)	35,442	2,231,427
Reliance Steel & Aluminum Co. (Iron/Steel)	6,802	329,217
Rohm & Haas Co. (Chemicals)	15,394	796,178
RPM, Inc. (Chemicals)	12,888	297,713
RTI International Metals, Inc. * (Mining)	2,506	228,071
Ryerson, Inc. (Iron/Steel)	2,506	99,288
Schulman (A.), Inc. (Chemicals)	2,506	59,041
Sensient Technologies Corp. (Chemicals)	5,012	129,209
Sigma-Aldrich Corp. (Chemicals)	12,530	520,246
Southern Copper Corp. (Mining)	7,876	564,394
Steel Dynamics, Inc. (Iron/Steel)	10,024	433,037
Stillwater Mining Co. * (Mining)	5,012	63,602
The Dow Chemical Co. (Chemicals)	105,610	4,843,274
The Mosaic Co. * (Chemicals)	16,110	429,493
Titanium Metals Corp. * (Mining)	15,036	539,492
Tredegar Corp. (Miscellaneous Manufacturing)	2,864	65,271
United States Steel Corp. (Iron/Steel)	12,888	1,278,103
USEC, Inc. * (Mining)	9,666	157,073
Valspar Corp. (Chemicals)	10,382	288,931
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,370	77,113
Weyerhaeuser Co. (Forest Products & Paper)	22,912	1,712,443
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,518	154,720

TOTAL COMMON STOCKS
(Cost $42,987,227)		53,051,612

TOTAL INVESTMENT SECURITIES
(Cost $42,987,227) - 100.9% of net assets		$53,051,612

Percentages indicated are based on net assets of $52,555,254.

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Agriculture	6.2%
Biotechnology	0.1%
Chemicals	46.8%
Coal	5.6%
Energy – Alternate Sources	0.2%
Forest Products & Paper	8.4%
Household Products/Wares	1.3%
Iron/Steel	12.2%
Metal Fabricate/Hardware	1.1%
Mining	18.9%
Miscellaneous Manufacturing	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Biotechnology

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (88.1%)
Affymetrix, Inc. * (Biotechnology)	2,834	$85,218
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,417	61,271
Amgen, Inc. * (Biotechnology)	37,387	2,089,187
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	4,905	183,251
Applera Corp. - Celera Genomics Group * (Biotechnology)	3,270	46,434
Biogen Idec, Inc. * (Biotechnology)	11,252	499,364
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	3,815	65,847
Biosite Diagnostics, Inc. * (Healthcare - Products)	654	54,916
Celgene Corp. * (Biotechnology)	9,369	491,498
Charles River Laboratories International, Inc. * (Biotechnology)	2,725	126,059
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	2,289	50,518
CV Therapeutics, Inc. * (Pharmaceuticals)	2,289	18,014
Delta & Pine Land Co. (Agriculture)	1,526	62,871
Enzo Biochem, Inc. * (Biotechnology)	1,526	23,012
Enzon, Inc. * (Biotechnology)	1,853	15,102
Gen-Probe, Inc. * (Healthcare - Products)	2,180	102,634
Genentech, Inc. * (Biotechnology)	19,184	1,575,390
Genzyme Corp. * (Biotechnology)	8,091	485,622
Gilead Sciences, Inc. * (Pharmaceuticals)	18,857	1,442,561
Human Genome Sciences, Inc. * (Biotechnology)	5,341	56,721
Illumina, Inc. * (Biotechnology)	2,507	73,455
ImClone Systems, Inc. * (Pharmaceuticals)	2,507	102,210
Incyte Genomics, Inc. * (Biotechnology)	3,161	20,831
InterMune, Inc. * (Biotechnology)	1,090	26,879
Invitrogen Corp. * (Biotechnology)	1,962	124,881
Medarex, Inc. * (Pharmaceuticals)	5,123	66,292
MedImmune, Inc. * (Biotechnology)	9,919	360,952
Millennium Pharmaceuticals, Inc. * (Biotechnology)	13,080	148,589
Myriad Genetics, Inc. * (Biotechnology)	1,744	60,098
Nabi Biopharmaceuticals * (Pharmaceuticals)	2,507	13,312
Nektar Therapeutics * (Biotechnology)	3,706	48,400
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,526	19,075
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,853	46,029
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	2,398	79,134

See accompanying notes to the Schedules of Portfolio Investments.

PDL BioPharma, Inc. * (Biotechnology)	4,687	101,708
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	2,616	56,558
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,180	26,204
Techne Corp. * (Healthcare - Products)	1,526	87,135
Telik, Inc. * (Biotechnology)	2,180	11,837
United Therapeutics Corp. * (Pharmaceuticals)	981	52,758
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,232	146,705

TOTAL COMMON STOCKS
(Cost $5,235,507)		9,208,532

	Principal
	Amount

Repurchase Agreements (0.6%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $67,028 (Collateralized by $69,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $68,820)	$67,000	67,000

TOTAL REPURCHASE AGREEMENTS
(Cost $67,000)		67,000

TOTAL INVESTMENT SECURITIES
(Cost $5,302,507) - 88.7% of net assets		$9,275,532

Percentages indicated are based on net assets of $10,451,949.

*	Non-income producing security

	Notional Amount	Unrealized
Swap Agreements	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 4/3/07	$1,199,700	$(300)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Agriculture	0.6%
Biotechnology	64.7%
Healthcare-Products	2.3%
Pharmaceuticals	20.5%
Other **	0.6%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Goods

 Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (100.1%)
Acco Brands Corp. * (Household Products/Wares)	630	$15,177
Activision, Inc. * (Software)	3,528	66,820
Alberto-Culver Co. (Cosmetics/Personal Care)	1,134	25,946
Altria Group, Inc. (Agriculture)	26,460	2,323,453
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	504	13,784
Anheuser-Busch Cos., Inc. (Beverages)	9,198	464,131
Archer-Daniels-Midland Co. (Agriculture)	7,560	277,452
ArvinMeritor, Inc. (Auto Parts & Equipment)	882	16,097
Avon Products, Inc. (Cosmetics/Personal Care)	5,670	211,264
Beazer Homes USA, Inc. (Home Builders)	504	14,631
Black & Decker Corp. (Hand/Machine Tools)	882	71,989
Blyth, Inc. (Household Products/Wares)	378	7,980
BorgWarner, Inc. (Auto Parts & Equipment)	756	57,018
Briggs & Stratton Corp. (Machinery-Diversified)	630	19,436
Brown-Forman Corp. (Beverages)	630	41,303
Brunswick Corp. (Leisure Time)	1,134	36,118
Bunge, Ltd. ADR (Agriculture)	1,512	124,317
Callaway Golf Co. (Leisure Time)	882	13,900
Campbell Soup Co. (Food)	3,024	117,785
Carter’s, Inc. * (Apparel)	630	15,964
Centex Corp. (Home Builders)	1,512	63,171
Champion Enterprises, Inc. * (Home Builders)	1,008	8,870
Chiquita Brands International, Inc. (Food)	504	7,066
Church & Dwight, Inc. (Household Products/Wares)	756	38,065
Cintas Corp. (Textiles)	1,764	63,679
Clorox Co. (Household Products/Wares)	1,890	120,374
Coach, Inc. * (Apparel)	4,662	233,334
Coca-Cola Co. (Beverages)	26,838	1,288,224
Coca-Cola Enterprises, Inc. (Beverages)	3,528	71,442

See accompanying notes to the Schedules of Portfolio Investments.

Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,552	437,608
ConAgra Foods, Inc. (Food)	6,426	160,072
Constellation Brands, Inc. * (Beverages)	2,646	56,042
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	756	13,827
Corn Products International, Inc. (Food)	882	31,390
Crocs, Inc. * (Apparel)	504	23,814
D.R. Horton, Inc. (Home Builders)	3,402	74,844
Dean Foods Co. * (Food)	1,638	76,560
Del Monte Foods Co. (Food)	2,520	28,930
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,654	82,434
Electronic Arts, Inc. * (Software)	3,906	196,707
Energizer Holdings, Inc. * (Electrical Components & Equipment)	756	64,509
Ethan Allen Interiors, Inc. (Home Furnishings)	378	13,359
Fleetwood Enterprises, Inc. * (Home Builders)	756	5,980
Flowers Foods, Inc. (Food)	756	22,809
Ford Motor Co. (Auto Manufacturers)	22,932	180,933
Fossil, Inc. * (Household Products/Wares)	630	16,676
Furniture Brands International, Inc. (Home Furnishings)	504	7,953
G & K Services, Inc. (Textiles)	252	9,143
Garmin, Ltd. ADR (Electronics)	1,512	81,875
General Mills, Inc. (Food)	4,284	249,413
General Motors Corp. (Auto Manufacturers)	6,174	189,172
Gentex Corp. (Electronics)	1,764	28,665
Genuine Parts Co. (Distribution/Wholesale)	2,142	104,958
Hanesbrands, Inc. * (Apparel)	1,260	37,031
Hansen Natural Corp. * (Beverages)	882	33,410
Harley-Davidson, Inc. (Leisure Time)	3,276	192,465
Harman International Industries, Inc. (Home Furnishings)	882	84,743
Hasbro, Inc. (Toys/Games/Hobbies)	1,764	50,486
Heinz (H.J.) Co. (Food)	3,906	184,050
Herbalife, Ltd. *ADR (Pharmaceuticals)	504	19,752
Herman Miller, Inc. (Office Furnishings)	756	25,318
HNI Corp. (Office Furnishings)	504	23,149
Hormel Foods Corp. (Food)	882	32,802
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	504	12,681
Interface, Inc. - Class A (Office Furnishings)	630	10,074
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	378	9,034

See accompanying notes to the Schedules of Portfolio Investments.

Jarden Corp. * (Household Products/Wares)	756	28,955
JM Smucker Co. (Food)	756	40,310
Johnson Controls, Inc. (Auto Parts & Equipment)	2,520	238,442
Jones Apparel Group, Inc. (Apparel)	1,386	42,592
KB Home (Home Builders)	1,008	43,011
Kellogg Co. (Food)	3,150	162,005
Kellwood Co. (Apparel)	252	7,391
Kimberly-Clark Corp. (Household Products/Wares)	5,796	396,967
Kraft Foods, Inc. (Food)	2,520	79,783
La-Z-Boy, Inc. (Home Furnishings)	630	7,799
Lancaster Colony Corp. (Miscellaneous Manufacturing)	378	16,704
Lear Corp. * (Auto Parts & Equipment)	882	32,202
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,268	51,416
Lennar Corp. - Class A (Home Builders)	1,638	69,140
Lennar Corp. - Class B (Home Builders)	126	4,968
Liz Claiborne, Inc. (Apparel)	1,260	53,991
Loews Corp. - Carolina Group (Agriculture)	1,386	104,795
M.D.C. Holdings, Inc. (Home Builders)	378	18,170
Martek Biosciences Corp. * (Biotechnology)	378	7,794
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	756	20,979
Mattel, Inc. (Toys/Games/Hobbies)	4,788	132,005
McCormick & Co., Inc. (Food)	1,386	53,389
Meritage Homes Corp. * (Home Builders)	252	8,094
Modine Manufacturing Co. (Auto Parts & Equipment)	378	8,656
Mohawk Industries, Inc. * (Textiles)	630	51,692
Molson Coors Brewing Co. - Class B (Beverages)	882	83,455
Monaco Coach Corp. (Home Builders)	378	6,022
NBTY, Inc. * (Pharmaceuticals)	756	40,098
Newell Rubbermaid, Inc. (Housewares)	3,528	109,686
NIKE, Inc. - Class B (Apparel)	2,142	227,609
Nu Skin Enterprises, Inc. (Retail)	630	10,408
Nutri/System, Inc. * (Commercial Services)	378	19,811
NVR, Inc. * (Home Builders)	126	83,791
Oakley, Inc. (Healthcare - Products)	378	7,613
PepsiAmericas, Inc. (Beverages)	756	16,874
PepsiCo, Inc. (Beverages)	20,916	1,329,420
Phillips-Van Heusen Corp. (Apparel)	756	44,453

See accompanying notes to the Schedules of Portfolio Investments.

Polaris Industries, Inc. (Leisure Time)	504	24,182
Polo Ralph Lauren Corp. (Apparel)	756	66,641
Pool Corp. (Distribution/Wholesale)	630	22,554
Procter & Gamble Co. (Cosmetics/Personal Care)	40,068	2,530,694
Pulte Homes, Inc. (Home Builders)	2,646	70,013
Quiksilver, Inc. * (Apparel)	1,512	17,539
Ralcorp Holdings, Inc. * (Food)	378	24,305
Reynolds American, Inc. (Agriculture)	2,142	133,682
Sara Lee Corp. (Food)	9,198	155,630
Select Comfort Corp. * (Retail)	630	11,214
Smithfield Foods, Inc. * (Food)	1,386	41,511
Snap-on, Inc. (Hand/Machine Tools)	630	30,303
Spectrum Brands, Inc. * (Household Products/Wares)	504	3,190
Standard Pacific Corp. (Home Builders)	756	15,778
Steelcase, Inc. - Class A (Office Furnishings)	756	15,037
Superior Industries International, Inc. (Auto Parts & Equipment)	252	5,249
Take-Two Interactive Software, Inc. * (Software)	882	17,763
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,512	73,861
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,016	62,879
The Hain Celestial Group, Inc. * (Food)	504	15,155
The Hershey Co. (Food)	2,016	110,195
The Nautilus Group, Inc. (Leisure Time)	378	5,833
The Pepsi Bottling Group, Inc. (Beverages)	1,638	52,236
The Ryland Group, Inc. (Home Builders)	504	21,264
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	630	27,739
The Stanley Works (Hand/Machine Tools)	1,008	55,803
The Stride Rite Corp. (Apparel)	378	5,817
The Timberland Co. - Class A * (Apparel)	630	16,399
Thor Industries, Inc. (Home Builders)	504	19,853
THQ, Inc. * (Software)	882	30,156
Toll Brothers, Inc. * (Home Builders)	1,638	44,848
Tootsie Roll Industries, Inc. (Food)	252	7,552
TreeHouse Foods, Inc. * (Food)	378	11,518
Tupperware Corp. (Household Products/Wares)	756	18,847
Tyson Foods, Inc. - Class A (Food)	3,402	66,033
Under Armour, Inc. - Class A * (Retail)	378	19,391

See accompanying notes to the Schedules of Portfolio Investments.

Universal Corp. (Agriculture)	378	23,190
UST, Inc. (Agriculture)	2,016	116,888
V. F. Corp. (Apparel)	1,134	93,691
Visteon Corp. * (Auto Parts & Equipment)	1,638	13,989
WCI Communities, Inc. * (Home Builders)	378	8,067
WD-40 Co. (Household Products/Wares)	252	7,991
Weight Watchers International, Inc. (Commercial Services)	504	23,229
Whirlpool Corp. (Home Furnishings)	1,008	85,589
Winnebago Industries, Inc. (Home Builders)	378	12,712
Wolverine World Wide, Inc. (Apparel)	756	21,599
Wrigley (Wm.) Jr. Co. (Food)	2,772	141,178

TOTAL COMMON STOCKS (Cost $13,511,542)		16,760,735

TOTAL INVESTMENT SECURITIES (Cost $13,511,542) - 100.1% of net assets		$16,760,735

Percentages indicated are based on net assets of $16,743,048.

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Agriculture	18.5%
Apparel	5.4%
Auto Manufacturers	2.2%
Auto Parts & Equipment	2.8%
Beverages	20.5%
Biotechnology	NM
Commercial Services	0.3%
Cosmetics/Personal Care	19.6%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.4%
Electronics	0.7%
Food	10.9%
Hand/Machine Tools	0.9%
Healthcare - Products	NM
Home Builders	3.6%
Home Furnishings	1.2%
Household Products/Wares	4.1%
Housewares	0.7%
Leisure Time	1.6%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	0.9%
Office Furnishings	0.4%
Pharmaceuticals	0.4%
Retail	0.2%
Software	1.9%
Textiles	0.7%
Toys/Games/Hobbies	1.3%

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Services

 Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (99.9%)
Abercrombie & Fitch Co. - Class A (Retail)	330	$24,974
Adesa, Inc. (Commercial Services)	330	9,118
Advance Auto Parts, Inc. (Retail)	396	15,266
Aeropostale, Inc. * (Retail)	198	7,966
Alaska Air Group, Inc. * (Airlines)	132	5,029
Amazon.com, Inc. * (Internet)	1,188	47,271
American Eagle Outfitters, Inc. (Retail)	792	23,752
American Greetings Corp. - Class A (Household Products/Wares)	198	4,596
AmerisourceBergen Corp. (Pharmaceuticals)	792	41,778
AMR Corp. * (Airlines)	924	28,136
AnnTaylor Stores Corp. * (Retail)	264	10,238
Apollo Group, Inc. - Class A * (Commercial Services)	594	26,076
Applebee’s International, Inc. (Retail)	330	8,177
aQuantive, Inc. * (Internet)	264	7,368
Arbitron, Inc. (Commercial Services)	132	6,197
AutoNation, Inc. * (Retail)	594	12,617
AutoZone, Inc. * (Retail)	198	25,372
Avid Technology, Inc. * (Software)	132	4,604
Avis Budget Group, Inc. * (Commercial Services)	396	10,819
Barnes & Noble, Inc. (Retail)	198	7,811
Bed Bath & Beyond, Inc. * (Retail)	1,122	45,071
Belo Corp. - Class A (Media)	330	6,161
Best Buy Co., Inc. (Retail)	1,584	77,172
Big Lots, Inc. * (Retail)	462	14,451
BJ’s Wholesale Club, Inc. * (Retail)	264	8,931
Bob Evans Farms, Inc. (Retail)	132	4,877
Borders Group, Inc. (Retail)	264	5,391
Boyd Gaming Corp. (Lodging)	198	9,433
Brinker International, Inc. (Retail)	462	15,107
Brown Shoe Co., Inc. (Retail)	132	5,544
Cablevision Systems Corp. - Class A (Media)	924	28,117
Cardinal Health, Inc. (Pharmaceuticals)	1,584	115,553
Career Education Corp. * (Commercial Services)	396	12,078
Carmax, Inc. * (Retail)	792	19,436
Carnival Corp. ADR (Leisure Time)	1,716	80,412
Casey’s General Stores, Inc. (Retail)	198	4,952
Catalina Marketing Corp. (Advertising)	132	4,169
CBRL Group, Inc. (Retail)	132	6,112
CBS Corp. - Class B (Media)	2,706	82,777

See accompanying notes to the Schedules of Portfolio Investments.

CEC Entertainment, Inc. * (Retail)	132	5,483
Charming Shoppes, Inc. * (Retail)	462	5,983
Charter Communications, Inc. - Class A * (Media)	1,518	4,235
Cheesecake Factory, Inc. * (Retail)	330	8,795
Chemed Corp. (Commercial Services)	132	6,463
Chico’s FAS, Inc. * (Retail)	726	17,736
Choice Hotels International, Inc. (Lodging)	132	4,677
Circuit City Stores, Inc. (Retail)	726	13,453
Claire’s Stores, Inc. (Retail)	330	10,600
Clear Channel Communications, Inc. (Media)	1,782	62,441
CNET Networks, Inc. * (Internet)	528	4,599
Comcast Corp. - Special Class A * (Media)	11,814	306,574
Continental Airlines, Inc. - Class B * (Airlines)	396	14,410
Copart, Inc. * (Retail)	264	7,395
Corinthian Colleges, Inc. * (Commercial Services)	330	4,538
Costco Wholesale Corp. (Retail)	1,848	99,496
CVS Corp. (Retail)	6,072	207,298
Darden Restaurants, Inc. (Retail)	528	21,748
DeVry, Inc. (Commercial Services)	264	7,748
Dick’s Sporting Goods, Inc. * (Retail)	132	7,690
Dillards, Inc. - Class A (Retail)	264	8,641
DIRECTV Group, Inc. * (Media)	3,234	74,608
Discovery Holding Co. - Class A * (Media)	1,056	20,201
Dollar General Corp. (Retail)	1,254	26,522
Dollar Tree Stores, Inc. * (Retail)	396	15,143
Dow Jones & Co., Inc. (Media)	198	6,825
DreamWorks Animation SKG, Inc. - Class A * (Entertainment)	198	6,055
Dun & Bradstreet Corp. (Software)	264	24,077
eBay, Inc. * (Internet)	4,158	137,839
EchoStar Communications Corp. - Class A * (Media)	858	37,263
Expedia, Inc. * (Internet)	858	19,888
FactSet Research Systems, Inc. (Computers)	198	12,444
Family Dollar Stores, Inc. (Retail)	594	17,594
Federated Department Stores, Inc. (Retail)	2,112	95,146
Foot Locker, Inc. (Retail)	660	15,543
GameStop Corp. * (Retail)	528	17,197
Gannett Co., Inc. (Media)	924	52,012
Gaylord Entertainment Co. * (Lodging)	132	6,979
Getty Images, Inc. * (Advertising)	198	9,629
GUESS?, Inc. (Apparel)	264	10,690
Guitar Center, Inc. * (Retail)	132	5,956
H & R Block, Inc. (Commercial Services)	1,188	24,996

See accompanying notes to the Schedules of Portfolio Investments.

Harrah’s Entertainment, Inc. (Lodging)	726	61,310
Harte-Hanks, Inc. (Advertising)	198	5,463
Hertz Global Holdings, Inc. * (Commercial Services)	330	7,821
Hilton Hotels Corp. (Lodging)	1,452	52,214
Home Depot, Inc. (Retail)	8,184	300,680
IAC/InterActiveCorp * (Internet)	792	29,866
Idearc, Inc. (Media)	594	20,849
International Game Technology (Entertainment)	1,320	53,302
International Speedway Corp. (Entertainment)	132	6,824
Interpublic Group of Cos., Inc. * (Advertising)	1,848	22,749
ITT Educational Services, Inc. * (Commercial Services)	198	16,135
J. Crew Group, Inc. * (Retail)	132	5,302
J.C. Penney Co., Inc. (Holding Company) (Retail)	792	65,071
Jack in the Box, Inc. * (Retail)	132	9,125
JetBlue Airways Corp. * (Airlines)	660	7,597
John Wiley & Sons, Inc. (Media)	198	7,476
Kohls Corp. * (Retail)	1,188	91,013
Kroger Co. (Food)	2,640	74,580
Laidlaw International (Transportation)	330	11,418
Lamar Advertising Co. (Advertising)	264	16,624
Las Vegas Sands Corp. * (Lodging)	396	34,298
Laureate Education, Inc. * (Commercial Services)	198	11,676
Lee Enterprises, Inc. (Media)	132	3,967
Liberty Global, Inc. - Class A * (Media)	792	26,081
Liberty Global, Inc. - Series C * (Media)	792	24,267
Liberty Media Holding Corp. - Capital Series A * (Media)	528	58,392
Liberty Media Holding Corp. - Interactive Series A * (Internet)	2,508	59,741
LIFE TIME FITNESS, Inc. * (Leisure Time)	132	6,786
Limited, Inc. (Retail)	1,320	34,399
Live Nation, Inc. * (Commercial Services)	264	5,824
Longs Drug Stores Corp. (Retail)	132	6,816
Lowe’s Cos., Inc. (Retail)	6,138	193,286
Marriott International, Inc. - Class A (Lodging)	1,386	67,858
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	132	5,372
McDonald’s Corp. (Retail)	4,818	217,051
McGraw-Hill Cos., Inc. (Media)	1,386	87,152
McKesson Corp. (Commercial Services)	1,188	69,545

See accompanying notes to the Schedules of Portfolio Investments.

Meredith Corp. (Media)	132	7,575
MGM Grand, Inc. * (Commercial Services)	462	32,117
NAVTEQ * (Software)	396	13,662
Netflix, Inc. * (Internet)	264	6,122
News Corp. - Class A (Media)	9,174	212,103
Nordstrom, Inc. (Retail)	858	45,423
O’Reilly Automotive, Inc. * (Retail)	462	15,292
Office Depot, Inc. * (Retail)	1,122	39,427
OfficeMax, Inc. (Retail)	330	17,404
Omnicare, Inc. (Pharmaceuticals)	462	18,374
Omnicom Group, Inc. (Advertising)	660	67,570
Orient-Express Hotels, Ltd. - Class A (Lodging)	198	11,844
OSI Restaurant Partners, Inc. (Retail)	264	10,428
Pacific Sunwear of California, Inc. * (Retail)	264	5,499
Panera Bread Co. - Class A * (Retail)	132	7,796
Payless ShoeSource, Inc. * (Retail)	264	8,765
Penn National Gaming * (Entertainment)	264	11,199
Petsmart, Inc. (Retail)	528	17,403
Pinnacle Entertainment, Inc. * (Entertainment)	264	7,674
Priceline.com, Inc. * (Internet)	132	7,030
R.H. Donnelley Corp. (Advertising)	264	18,715
RadioShack Corp. (Retail)	528	14,272
Regal Entertainment Group - Class A (Entertainment)	330	6,557
Regis Corp. (Retail)	198	7,993
Rent-A-Center, Inc. * (Commercial Services)	264	7,387
Rite Aid Corp. * (Retail)	2,112	12,186
Ross Stores, Inc. (Retail)	594	20,434
Royal Caribbean Cruises, Ltd. ADR (Leisure Time)	528	22,260
Ruby Tuesday, Inc. (Retail)	264	7,550
Safeway, Inc. (Food)	1,782	65,292
Saks, Inc. (Retail)	462	9,628
Scholastic Corp. * (Media)	132	4,105
Scientific Games Corp. - Class A * (Entertainment)	264	8,667
Sears Holdings Corp. * (Retail)	396	71,343
Service Corp. International (Commercial Services)	1,188	14,090
Sirius Satellite Radio, Inc. * (Media)	5,082	16,262
SkyWest, Inc. (Airlines)	264	7,083
Sonic Corp. * (Retail)	264	5,882
Sotheby’s (Commercial Services)	264	11,743
Southwest Airlines Co. (Airlines)	3,168	46,570
Staples, Inc. (Retail)	2,904	75,039
Starbucks Corp. * (Retail)	3,036	95,209
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	858	55,641
Station Casinos, Inc. (Lodging)	198	17,141

See accompanying notes to the Schedules of Portfolio Investments.

Strayer Education, Inc. (Commercial Services)	66	8,250
SuperValu, Inc. (Food)	792	30,943
Sysco Corp. (Food)	2,508	84,847
Target Corp. (Retail)	3,102	183,825
The Children’s Place Retail Stores, Inc. * (Retail)	66	3,680
The E.W. Scripps Co. - Class A (Media)	330	14,744
The Gap, Inc. (Retail)	2,376	40,891
The Gymboree Corp. * (Apparel)	132	5,289
The McClatchy Co. - Class A (Media)	198	6,259
The Men’s Wearhouse, Inc. (Retail)	198	9,316
The New York Times Co. - Class A (Media)	594	13,965
The ServiceMaster Co. (Commercial Services)	1,122	17,268
Tiffany & Co. (Retail)	528	24,013
Time Warner, Inc. (Media)	15,906	313,667
TJX Cos., Inc. (Retail)	1,848	49,822
Tractor Supply Co. * (Retail)	132	6,798
Tribune Co. (Media)	594	19,073
Tween Brands, Inc. * (Retail)	132	4,715
UAL Corp. * (Airlines)	396	15,115
United Natural Foods, Inc. * (Food)	132	4,044
Urban Outfitters, Inc. * (Retail)	462	12,248
US Airways Group, Inc. * (Airlines)	264	12,007
Vail Resorts, Inc. * (Entertainment)	132	7,172
ValueClick, Inc. * (Internet)	396	10,347
VCA Antech, Inc. * (Pharmaceuticals)	330	11,982
Viacom, Inc. - Class B * (Media)	2,376	97,677
Wal-Mart Stores, Inc. (Retail)	10,362	486,495
Walgreen Co. (Retail)	4,026	184,753
Walt Disney Co. (Media)	7,788	268,141
Washington Post Co. - Class B (Media)	66	50,391
Wendy’s International, Inc. (Retail)	396	12,395
Whole Foods Market, Inc. (Food)	594	26,641
Williams Sonoma, Inc. (Retail)	330	11,702
WMS Industries, Inc. * (Leisure Time)	132	5,180
Wyndham Worldwide Corp. * (Lodging)	792	27,047
Wynn Resorts, Ltd. (Lodging)	330	31,304
XM Satellite Radio Holdings, Inc. - Class A * (Media)	1,254	16,202
YUM! Brands, Inc. (Retail)	1,056	60,995
Zale Corp. * (Retail)	198	5,223

TOTAL COMMON STOCKS (Cost $5,770,221)		7,495,631

TOTAL INVESTMENT SECURITIES (Cost $5,770,221) - 99.9% of net assets		$7,495,631

See accompanying notes to the Schedules of Portfolio Investments.

Percentages indicated are based on net assets of $7,506,624.

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Advertising	1.9%
Airlines	1.8%
Apparel	0.2%
Commercial Services	4.1%
Computers	0.2%
Entertainment	1.4%
Food	3.8%
Household Products/Wares	0.1%
Internet	4.4%
Leisure Time	1.5%
Lodging	5.1%
Media	26.0%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.5%
Retail	46.0%
Software	0.6%
Transportation	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Financials

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (100.4%)
ACE, Ltd. ADR (Insurance)	4,332	$247,184
Affiliated Managers Group, Inc * (Diversified Financial Services)	361	39,114
AFLAC, Inc. (Insurance)	6,859	322,785
Alexandria Real Estate Equities, Inc. (REIT)	361	36,234
Allstate Corp. (Insurance)	8,303	498,677
AMB Property Corp. (REIT)	1,444	84,893
Ambac Financial Group, Inc. (Insurance)	1,444	124,747
American Express Co. (Diversified Financial Services)	14,079	794,056
American Financial Group, Inc. (Insurance)	1,083	36,865
American International Group, Inc. (Insurance)	30,685	2,062,645
AmeriCredit Corp. * (Diversified Financial Services)	1,444	33,010
Ameriprise Financial, Inc. (Diversified Financial Services)	2,888	165,020
Annaly Mortgage Management, Inc. (REIT)	3,610	55,883
AON Corp. (Insurance)	3,610	137,036
Apartment Investment and Management Co. - Class A (REIT)	1,444	83,304
Arch Capital Group, Ltd. *ADR (Insurance)	722	49,248
Archstone-Smith Trust (REIT)	2,888	156,761
Arthur J. Gallagher & Co. (Insurance)	1,444	40,909
Associated Banc-Corp (Banks)	1,805	60,648
Assurant, Inc. (Insurance)	1,444	77,442
Astoria Financial Corp. (Savings & Loans)	1,083	28,797
Avalonbay Communities, Inc. (REIT)	1,083	140,790
Axis Capital Holdings, Ltd. ADR (Insurance)	1,805	61,117
Bank of America Corp. (Banks)	60,287	3,075,842
Bank of Hawaii Corp. (Banks)	722	38,288
Bank of New York Co., Inc. (Banks)	10,108	409,879
BB&T Corp. (Banks)	7,220	296,164
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,444	217,105
BlackRock, Inc. - Class A (Diversified Financial Services)	361	56,428
Boston Properties, Inc. (REIT)	1,444	169,526
Brandywine Realty Trust (REIT)	1,083	36,183
BRE Properties, Inc. - Class A (REIT)	722	45,594
Brookfield Properties Corp. ADR (Real Estate)	1,805	72,742
Brown & Brown, Inc. (Insurance)	1,444	39,017
Camden Property Trust (REIT)	722	50,764
Capital One Financial Corp. (Diversified Financial Services)	5,415	408,616
CapitalSource, Inc. (Diversified Financial Services)	1,805	45,360

See accompanying notes to the Schedules of Portfolio Investments.

CB Richard Ellis Group, Inc. - Class A * (Real Estate)	2,527	86,372
CBL & Associates Properties, Inc. (REIT)	722	32,374
CBOT Holdings, Inc. - Class A * (Diversified Financial Services)	361	65,522
Chicago Mercantile Exchange (Diversified Financial Services)	361	192,218
Chubb Corp. (Insurance)	5,415	279,793
Cincinnati Financial Corp. (Insurance)	2,166	91,838
CIT Group, Inc. (Diversified Financial Services)	2,527	133,729
Citigroup, Inc. (Diversified Financial Services)	66,785	3,428,741
City National Corp. (Banks)	361	26,570
Comerica, Inc. (Banks)	2,166	128,054
Commerce Bancorp, Inc. (Banks)	2,527	84,351
Commerce Bancshares, Inc. (Banks)	1,083	52,320
Compass Bancshares, Inc. (Banks)	1,805	124,184
Conseco, Inc. * (Insurance)	2,166	37,472
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,942	267,169
Covanta Holding Corp. * (Energy - Alternate Sources)	1,444	32,028
Cullen/Frost Bankers, Inc. (Banks)	722	37,782
Developers Diversified Realty Corp. (REIT)	1,444	90,828
Duke-Weeks Realty Corp. (REIT)	1,805	78,463
E* TRADE Financial Corp.* (Diversified Financial Services)	5,776	122,567
Eaton Vance Corp. (Diversified Financial Services)	1,805	64,330
Edwards (A.G.), Inc. (Diversified Financial Services)	1,083	74,922
Equifax, Inc. (Commercial Services)	1,805	65,792
Equity Residential Properties Trust (REIT)	3,971	191,521
Erie Indemnity Co. - Class A (Insurance)	722	38,100
Essex Property Trust, Inc. (REIT)	361	46,742
Everest Re Group, Ltd. ADR (Insurance)	722	69,435
Fannie Mae (Diversified Financial Services)	12,996	709,322
Federal Realty Investment Trust (REIT)	722	65,428
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,444	53,024
Fidelity National Title Group, Inc. - Class A (Insurance)	2,888	69,341
Fifth Third Bancorp (Banks)	6,498	251,408
First American Financial Corp. (Insurance)	1,083	54,930
First Horizon National Corp. (Banks)	1,805	74,962
Forest City Enterprises, Inc. - Class A (Real Estate)	722	47,782
Franklin Resources, Inc. (Diversified Financial Services)	2,166	261,718
Freddie Mac (Diversified Financial Services)	9,386	558,373

See accompanying notes to the Schedules of Portfolio Investments.

Fulton Financial Corp. (Banks)	2,166	31,472
General Growth Properties, Inc. (REIT)	2,888	186,478
Genworth Financial, Inc. - Class A (Diversified Financial Services)	6,137	214,427
Hanover Insurance Group, Inc. (Insurance)	722	33,299
Hartford Financial Services Group, Inc. (Insurance)	4,332	414,053
HCC Insurance Holdings, Inc. (Insurance)	1,444	44,475
Health Care Property Investors, Inc. (REIT)	2,888	104,055
Health Care REIT, Inc. (REIT)	1,083	47,544
Highwoods Properties, Inc. (REIT)	722	28,512
Hospitality Properties Trust (REIT)	1,083	50,684
Host Marriott Corp. (REIT)	6,859	180,460
HRPT Properties Trust (REIT)	2,888	35,522
Hudson City Bancorp, Inc. (Savings & Loans)	6,859	93,831
Huntington Bancshares, Inc. (Banks)	2,888	63,103
IntercontinentalExchange, Inc. * (Diversified Financial Services)	722	88,236
Investors Financial Services Corp. (Banks)	722	41,984
iStar Financial, Inc. (REIT)	1,805	84,528
J.P. Morgan Chase & Co. (Diversified Financial Services)	46,569	2,253,007
Janus Capital Group, Inc. (Diversified Financial Services)	2,527	52,840
Jefferies Group, Inc. (Diversified Financial Services)	1,444	41,804
Jones Lang LaSalle, Inc. (Real Estate)	361	37,645
KeyCorp (Banks)	5,415	202,900
Kilroy Realty Corp. (REIT)	361	26,624
Kimco Realty Corp. (REIT)	2,888	140,761
Lazard, Ltd. - Class AADR (Diversified Financial Services)	722	36,230
Legg Mason, Inc. (Diversified Financial Services)	1,805	170,049
Liberty Property Trust (REIT)	1,083	52,764
Lincoln National Corp. (Insurance)	3,610	244,722
Loews Corp. (Insurance)	6,137	278,804
M&T Bank Corp. (Banks)	1,083	125,444
Mack-Cali Realty Corp. (REIT)	1,083	51,583
Marsh & McLennan Cos., Inc. (Insurance)	7,220	211,474
Marshall & Ilsley Corp. (Banks)	3,249	150,461
MasterCard, Inc. - Class A (Software)	722	76,705
MBIA, Inc. (Insurance)	1,805	118,209
Mellon Financial Corp. (Banks)	5,415	233,603
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,191	913,969
MetLife, Inc. (Insurance)	6,137	387,552
MGIC Investment Corp. (Insurance)	1,083	63,810
Moneygram International, Inc. (Software)	1,083	30,064
Moody’s Corp. (Commercial Services)	3,249	201,633
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,996	1,023,565

See accompanying notes to the Schedules of Portfolio Investments.

Nasdaq Stock Market, Inc. * (Diversified Financial Services)	1,444	42,468
National City Corp. (Banks)	7,942	295,840
Nationwide Financial Services (Insurance)	722	38,887
Nationwide Health Properties, Inc. (REIT)	1,083	33,855
New Plan Excel Realty Trust, Inc. (REIT)	1,444	47,695
New York Community Bancorp (Savings & Loans)	3,610	63,500
Northern Trust Corp. (Banks)	2,527	151,974
Nuveen Investments - Class A (Diversified Financial Services)	1,083	51,226
NYSE Group, Inc. * (Diversified Financial Services)	722	67,688
Old Republic International Corp. (Insurance)	2,888	63,883
PartnerRe, Ltd. ADR (Insurance)	722	49,486
People’s Bank (Savings & Loans)	722	32,057
Philadelphia Consolidated Holding Corp. * (Insurance)	722	31,761
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,527	99,614
PMI Group, Inc. (Insurance)	1,083	48,973
PNC Financial Services Group (Banks)	4,693	337,755
Popular, Inc. (Banks)	3,249	53,803
Principal Financial Group, Inc. (Insurance)	3,610	216,131
Progressive Corp. (Insurance)	9,386	204,803
Prologis (REIT)	3,249	210,958
Protective Life Corp. (Insurance)	722	31,797
Prudential Financial, Inc. (Insurance)	6,498	586,508
Public Storage, Inc. (REIT)	1,805	170,879
Radian Group, Inc. (Insurance)	1,083	59,435
Raymond James Financial Corp. (Diversified Financial Services)	1,444	42,973
Rayonier, Inc. (Forest Products & Paper)	1,083	46,569
Realogy Corp. * (Real Estate)	2,888	85,514
Realty Income Corp. (REIT)	1,444	40,721
Regency Centers Corp. (REIT)	1,083	90,485
Regions Financial Corp. (Banks)	9,747	344,751
RenaissanceRe HoldingsADR (Insurance)	722	36,201
SAFECO Corp. (Insurance)	1,444	95,925
Schwab (Diversified Financial Services)	13,718	250,902
SEI Investments Co. (Software)	1,083	65,229
Simon Property Group, Inc. (REIT)	2,888	321,289
Sky Financial Group, Inc. (Banks)	1,444	38,786
SL Green Realty Corp. (REIT)	722	99,044
SLM Corp. (Diversified Financial Services)	5,415	221,474
Sovereign Bancorp, Inc. (Savings & Loans)	4,332	110,206
St. Joe Co. (Real Estate)	1,083	56,652
StanCorp Financial Group, Inc. (Insurance)	722	35,501
State Street Corp. (Banks)	4,332	280,497

See accompanying notes to the Schedules of Portfolio Investments.

SunTrust Banks, Inc. (Banks)	4,693	389,707
Synovus Financial Corp. (Banks)	3,610	116,747
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,610	170,356
Taubman Centers, Inc. (REIT)	722	41,869
TCF Financial Corp. (Banks)	1,805	47,580
TD Ameritrade Holding Corp. * (Diversified Financial Services)	3,249	48,345
TD Banknorth, Inc. (Banks)	1,083	34,829
The Colonial BancGroup, Inc. (Banks)	2,166	53,609
The First Marblehead Corp. (Diversified Financial Services)	722	32,411
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,054	1,044,307
The Macerich Co. (REIT)	1,083	100,026
The Travelers Companies, Inc. (Insurance)	9,025	467,223
Thornburg Mortgage Asset Corp. (REIT)	1,444	37,544
Torchmark Corp. (Insurance)	1,444	94,712
U.S. Bancorp (Banks)	23,465	820,571
UDR, Inc. (REIT)	1,805	55,269
UnionBanCal Corp. (Banks)	722	45,789
UnumProvident Corp. (Insurance)	4,693	108,080
Valley National Bancorp (Banks)	1,444	36,461
Ventas, Inc. (REIT)	1,444	60,836
Vornado Realty Trust (REIT)	1,805	215,409
W.R. Berkley Corp. (Insurance)	2,527	83,694
Wachovia Corp. (Banks)	25,631	1,410,987
Washington Mutual, Inc. (Savings & Loans)	11,913	481,047
Webster Financial Corp. (Banks)	722	34,663
Weingarten Realty Investors (REIT)	1,083	51,507
Wells Fargo & Co. (Banks)	42,237	1,454,220
Willis Group Holdings, Ltd. ADR (Insurance)	1,444	57,154
Wilmington Trust Corp. (Banks)	1,083	45,670
XL Capital, Ltd. - Class A (Insurance)	2,527	176,789
Zions Bancorp (Banks)	1,444	122,047

TOTAL COMMON STOCKS
(Cost $30,068,170)		40,450,216

TOTAL INVESTMENT SECURITIES
(Cost $30,068,170) - 100.4% of net assets		$40,450,216

Percentages indicated are based on net assets of $40,274,312.

*	Non-income producing security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of March 31, 2007:
Banks	28.8%
Commercial Services	0.7%
Diversified Financial Services	35.8%
Energy – Alternative Sources	0.1%
Forest Products & Paper	0.4%
Insurance	21.4%
Real Estate	1.0%
Real Estate Investment Trust	9.8%
Savings & Loans	2.0%
Software	0.4%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Health Care

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (100.0%)
Abbott Laboratories (Pharmaceuticals)	63,427	$3,539,227
Abraxis Bioscience, Inc. * (Pharmaceuticals)	697	18,617
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	1,394	46,880
Advanced Medical Optics, Inc. * (Healthcare - Products)	2,788	103,714
Aetna, Inc. (Healthcare - Services)	20,910	915,649
Affymetrix, Inc. * (Biotechnology)	2,788	83,835
Alcon, Inc. ADR (Healthcare - Products)	3,485	459,393
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,394	60,277
Alkermes, Inc. * (Pharmaceuticals)	4,182	64,570
Allergan, Inc. (Pharmaceuticals)	6,273	695,174
Alpharma, Inc. - Class A (Pharmaceuticals)	2,091	50,351
American Medical Systems Holdings, Inc. * (Healthcare - Products)	2,788	59,022
AMERIGROUP Corp. * (Healthcare - Services)	2,091	63,566
Amgen, Inc. * (Biotechnology)	48,093	2,687,437
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	4,879	182,279
Applera Corp. - Applied Biosystems Group (Electronics)	7,667	226,713
Applera Corp. - Celera Genomics Group * (Biotechnology)	3,485	49,487
Apria Healthcare Group, Inc. * (Healthcare - Services)	2,091	67,435
ArthroCare Corp. * (Healthcare - Products)	1,394	50,240
Bard (C.R.), Inc. (Healthcare - Products)	4,182	332,511
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	4,182	193,836
Bausch & Lomb, Inc. (Healthcare - Products)	2,091	106,976
Baxter International, Inc. (Healthcare - Products)	27,183	1,431,729
Beckman Coulter, Inc. (Healthcare - Products)	2,788	178,125
Becton, Dickinson & Co. (Healthcare - Products)	9,758	750,293
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	697	48,678
Biogen Idec, Inc. * (Biotechnology)	13,940	618,657
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	3,485	60,151
Biomet, Inc. (Healthcare - Products)	9,061	385,002
Biosite Diagnostics, Inc. * (Healthcare - Products)	697	58,527
Boston Scientific Corp. * (Healthcare - Products)	55,760	810,750

See accompanying notes to the Schedules of Portfolio Investments.

Bristol-Myers Squibb Co. (Pharmaceuticals)	82,943	2,302,498
Brookdale Senior Living, Inc. (Healthcare - Services)	2,091	93,384
Celgene Corp. * (Biotechnology)	15,334	804,422
Centene Corp. * (Healthcare - Services)	2,091	43,890
Cephalon, Inc. * (Pharmaceuticals)	2,788	198,533
Charles River Laboratories International, Inc. * (Biotechnology)	2,788	128,973
CIGNA Corp. (Insurance)	4,182	596,604
Community Health Systems, Inc. * (Healthcare - Services)	4,182	147,416
Cooper Cos., Inc. (Healthcare - Products)	2,091	101,664
Covance, Inc. * (Healthcare - Services)	2,788	165,440
Coventry Health Care, Inc. * (Healthcare - Services)	6,273	351,602
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	2,091	46,148
CV Therapeutics, Inc. * (Pharmaceuticals)	2,091	16,456
Cyberonics, Inc. * (Healthcare - Products)	697	13,090
CYTYC Corp. * (Healthcare - Products)	4,879	166,911
Dade Behring Holdings, Inc. (Healthcare - Products)	3,485	152,817
Datascope Corp. (Healthcare - Products)	697	25,224
DaVita, Inc. * (Healthcare - Services)	4,182	222,984
Delta & Pine Land Co. (Agriculture)	1,394	57,433
DENTSPLY International, Inc. (Healthcare - Products)	5,576	182,614
Edwards Lifesciences Corp. * (Healthcare - Products)	2,091	106,014
Eli Lilly & Co. (Pharmaceuticals)	39,729	2,133,845
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	5,576	163,934
Enzo Biochem, Inc. * (Biotechnology)	1,394	21,022
Enzon, Inc. * (Biotechnology)	2,091	17,042
Express Scripts, Inc. * (Pharmaceuticals)	4,879	393,833
Forest Laboratories, Inc. * (Pharmaceuticals)	13,243	681,220
Gen-Probe, Inc. * (Healthcare - Products)	2,091	98,444
Genentech, Inc. * (Biotechnology)	18,819	1,545,416
Genzyme Corp. * (Biotechnology)	10,455	627,509
Gilead Sciences, Inc. * (Pharmaceuticals)	18,819	1,439,654
Haemonetics Corp. * (Healthcare - Products)	1,394	65,170
Health Management Associates, Inc. - Class A (Healthcare - Services)	9,758	106,069
Health Net, Inc. * (Healthcare - Services)	4,879	262,539
HEALTHSOUTH Corp. * (Healthcare - Services)	3,485	73,220

See accompanying notes to the Schedules of Portfolio Investments.

Healthways, Inc. * (Healthcare - Services)	1,394	65,170
Henry Schein, Inc. * (Healthcare - Products)	3,485	192,302
Hillenbrand Industries, Inc. (Healthcare - Products)	2,091	124,143
Hologic, Inc. * (Healthcare - Products)	2,091	120,525
Hospira, Inc. * (Pharmaceuticals)	6,273	256,566
Human Genome Sciences, Inc. * (Biotechnology)	5,576	59,217
Humana, Inc. * (Healthcare - Services)	6,970	404,399
IDEXX Laboratories, Inc. * (Healthcare - Products)	1,394	122,156
Illumina, Inc. * (Biotechnology)	2,788	81,688
ImClone Systems, Inc. * (Pharmaceuticals)	2,788	113,667
Immucor, Inc. * (Healthcare - Products)	2,788	82,051
Incyte Genomics, Inc. * (Biotechnology)	3,485	22,966
InterMune, Inc. * (Biotechnology)	1,394	34,376
Intuitive Surgical, Inc. * (Healthcare - Products)	1,394	169,469
Invacare Corp. (Healthcare - Products)	1,394	24,311
Invitrogen Corp. * (Biotechnology)	2,091	133,092
Johnson & Johnson (Healthcare - Products)	119,187	7,182,208
Kinetic Concepts, Inc. * (Healthcare - Products)	2,091	105,888
King Pharmaceuticals, Inc. * (Pharmaceuticals)	9,758	191,940
Kyphon, Inc. * (Healthcare - Products)	2,091	94,388
Laboratory Corp. of America Holdings * (Healthcare - Services)	4,879	354,362
LifePoint Hospitals, Inc. * (Healthcare - Services)	2,091	79,918
Lincare Holdings, Inc. * (Healthcare - Services)	3,485	127,725
Magellan Health Services, Inc. * (Healthcare - Services)	1,394	58,548
Manor Care, Inc. (Healthcare - Services)	2,788	151,556
Medarex, Inc. * (Pharmaceuticals)	4,879	63,134
Medco Health Solutions, Inc. * (Pharmaceuticals)	11,849	859,408
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,091	64,445
MedImmune, Inc. * (Biotechnology)	9,758	355,094
Medtronic, Inc. (Healthcare - Products)	47,396	2,325,248
Mentor Corp. (Healthcare - Products)	2,091	96,186
Merck & Co., Inc. (Pharmaceuticals)	89,216	3,940,670
MGI Pharma, Inc. * (Pharmaceuticals)	3,485	78,308
Millennium Pharmaceuticals, Inc. * (Biotechnology)	13,243	150,440
Millipore Corp. * (Biotechnology)	2,091	151,535
Mylan Laboratories, Inc. (Pharmaceuticals)	9,758	206,284
Myriad Genetics, Inc. * (Biotechnology)	2,091	72,056

See accompanying notes to the Schedules of Portfolio Investments.

Nabi Biopharmaceuticals * (Pharmaceuticals)	2,788	14,804
Nektar Therapeutics * (Biotechnology)	3,485	45,514
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,394	17,425
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	697	16,170
Odyssey Healthcare, Inc. * (Healthcare - Services)	1,394	18,303
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	2,091	51,940
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	2,091	69,003
Owens & Minor, Inc. (Distribution/Wholesale)	1,394	51,202
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,394	35,017
PAREXEL International Corp. * (Commercial Services)	1,394	50,142
Patterson Cos., Inc. * (Healthcare - Products)	5,576	197,892
PDL BioPharma, Inc. * (Biotechnology)	4,879	105,874
Pediatrix Medical Group, Inc. * (Healthcare - Services)	2,091	119,312
Perrigo Co. (Pharmaceuticals)	3,485	61,545
Pfizer, Inc. (Pharmaceuticals)	291,346	7,359,399
Pharmaceutical Product Development, Inc. (Commercial Services)	4,182	140,892
PolyMedica Corp. (Healthcare - Products)	697	29,504
PSS World Medical, Inc. * (Healthcare - Products)	2,788	58,938
Psychiatric Solutions, Inc. * (Healthcare - Services)	2,091	84,288
Quest Diagnostics, Inc. (Healthcare - Services)	6,273	312,835
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	2,788	60,277
ResMed, Inc. * (Healthcare - Products)	3,485	175,539
Respironics, Inc. * (Healthcare - Products)	2,788	117,068
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,091	25,134
Schering-Plough Corp. (Pharmaceuticals)	60,639	1,546,901
Sepracor, Inc. * (Pharmaceuticals)	4,182	195,007
Sierra Health Services, Inc. * (Healthcare - Services)	2,091	86,086
St. Jude Medical, Inc. * (Healthcare - Products)	14,637	550,498
STERIS Corp. (Healthcare - Products)	2,788	74,049
Stryker Corp. (Healthcare - Products)	11,152	739,601
Sunrise Assisted Living, Inc. * (Healthcare - Services)	2,091	82,636
Techne Corp. * (Healthcare - Products)	1,394	79,597

See accompanying notes to the Schedules of Portfolio Investments.

Telik, Inc. * (Biotechnology)	2,091	11,354
Tenet Healthcare Corp. * (Healthcare - Services)	19,516	125,488
The Medicines Co. * (Pharmaceuticals)	2,091	52,442
Theravance, Inc. * (Pharmaceuticals)	2,091	61,685
Thermo Electron Corp. * (Electronics)	16,728	782,035
Triad Hospitals, Inc. * (Healthcare - Services)	3,485	182,091
United Surgical Partners International, Inc. * (Healthcare - Services)	2,091	64,424
United Therapeutics Corp. * (Pharmaceuticals)	697	37,485
UnitedHealth Group, Inc. (Healthcare - Services)	55,760	2,953,607
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,091	119,731
Valeant Pharmaceuticals International (Pharmaceuticals)	3,485	60,256
Varian Medical Systems, Inc. * (Healthcare - Products)	5,576	265,919
Varian, Inc. * (Electronics)	1,394	81,214
Ventana Medical Systems, Inc. * (Healthcare - Products)	1,394	58,409
Vertex Pharmaceuticals, Inc. * (Biotechnology)	4,879	136,807
Viasys Healthcare, Inc. * (Healthcare - Products)	1,394	47,382
Waters Corp. * (Electronics)	4,182	242,556
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	4,182	110,530
WellCare Health Plans, Inc. * (Healthcare - Services)	1,394	118,839
WellPoint, Inc. * (Healthcare - Services)	25,789	2,091,488
Wyeth (Pharmaceuticals)	55,063	2,754,802
Zimmer Holdings, Inc. * (Healthcare - Products)	9,758	833,431

TOTAL COMMON STOCKS
(Cost $57,340,441)		70,431,941

TOTAL INVESTMENT SECURITIES
(Cost $57,340,441) - 100.0% of net assets		$70,431,941

Percentages indicated are based on net assets of $70,433,813.

*	Non-income producing security
ADR	American Depositary Receipt
ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of March 31, 2007:
Agriculture	0.1%
Biotechnology	11.6%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	1.9%
Healthcare-Products	27.7%
Healthcare-Services	14.4%
Insurance	0.8%
Pharmaceuticals	43.1%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Industrials

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (99.5%)
3M Co. (Miscellaneous Manufacturing)	6,552	$500,769
Accenture, Ltd. - Class A ADR (Commercial Services)	5,712	220,140
Actuant Corp. - Class A (Miscellaneous Manufacturing)	336	17,055
Acuity Brands, Inc. (Miscellaneous Manufacturing)	504	27,438
Acxiom Corp. (Software)	672	14,374
Affiliated Computer Services, Inc. - Class A * (Computers)	840	49,459
AGCO Corp. * (Machinery-Diversified)	840	31,055
Agilent Technologies, Inc. * (Electronics)	4,032	135,839
Alexander & Baldwin, Inc. (Transportation)	336	16,948
Alliance Data Systems Corp. * (Commercial Services)	672	41,409
Alliant Techsystems, Inc. * (Aerospace/Defense)	336	29,541
Allied Waste Industries, Inc. * (Environmental Control)	2,856	35,957
American Commercial Lines, Inc. * (Transportation)	504	15,851
American Standard Cos. (Building Materials)	1,680	89,074
Ametek, Inc. (Electrical Components & Equipment)	1,008	34,816
Amphenol Corp. - Class A (Electronics)	840	54,239
Anixter International, Inc. * (Telecommunications)	336	22,155
AptarGroup, Inc. (Miscellaneous Manufacturing)	336	22,488
Armor Holdings, Inc. * (Aerospace/Defense)	336	22,623
Arrow Electronics, Inc. * (Electronics)	1,176	44,394
Automatic Data Processing, Inc. (Software)	5,376	260,198
Avnet, Inc. * (Electronics)	1,344	48,572
Ball Corp. (Packaging & Containers)	1,008	46,217
BE Aerospace, Inc. * (Aerospace/Defense)	840	26,628
BearingPoint, Inc. * (Commercial Services)	2,016	15,443

See accompanying notes to the Schedules of Portfolio Investments.

Belden, Inc. (Electrical Components & Equipment)	504	27,009
Bemis Co., Inc. (Packaging & Containers)	1,008	33,657
Benchmark Electronics, Inc. * (Electronics)	672	13,884
Boeing Co. (Aerospace/Defense)	6,888	612,413
Brady Corp. - Class A (Electronics)	504	15,725
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	336	17,304
Burlington Northern Santa Fe Corp. (Transportation)	3,528	283,757
C.H. Robinson Worldwide, Inc. (Transportation)	1,680	80,220
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	672	28,849
Caterpillar, Inc. (Machinery - Construction & Mining)	6,216	416,659
Ceradyne, Inc. * (Miscellaneous Manufacturing)	168	9,196
Ceridian Corp. * (Computers)	1,344	46,825
CheckFree Corp. * (Internet)	672	24,924
Choicepoint, Inc. * (Commercial Services)	840	31,441
Clarcor, Inc. (Miscellaneous Manufacturing)	504	16,027
Commscope, Inc. * (Telecommunications)	504	21,622
Con-way, Inc. (Transportation)	504	25,119
Convergys Corp. * (Commercial Services)	1,344	34,151
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	2,016	90,700
Corrections Corp. of America * (Commercial Services)	672	35,488
Crane Co. (Miscellaneous Manufacturing)	504	20,372
Crown Holdings, Inc. * (Packaging & Containers)	1,512	36,984
CSX Corp. (Transportation)	4,200	168,210
Cummins, Inc. (Machinery-Diversified)	504	72,939
Curtiss-Wright Corp. (Aerospace/Defense)	504	19,424
Danaher Corp. (Miscellaneous Manufacturing)	2,352	168,050
Deere & Co. (Machinery-Diversified)	2,184	237,269
Deluxe Corp. (Commercial Services)	504	16,899
Dionex Corp. * (Electronics)	168	11,442
Donaldson Co., Inc. (Miscellaneous Manufacturing)	672	24,259

See accompanying notes to the Schedules of Portfolio Investments.

Dover Corp. (Miscellaneous Manufacturing)	2,016	98,401
DRS Technologies, Inc. (Aerospace/Defense)	336	17,529
Eagle Materials, Inc. - Class A (Building Materials)	504	22,494
Eaton Corp. (Miscellaneous Manufacturing)	1,512	126,343
eFunds Corp. * (Software)	504	13,437
EMCOR Group, Inc. * (Engineering & Construction)	336	19,817
Emdeon Corp. * (Internet)	1,512	22,877
Emerson Electric Co. (Electrical Components & Equipment)	7,896	340,239
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	336	11,740
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	336	15,060
Expeditors International of Washington, Inc. (Transportation)	2,016	83,301
Fastenal Co. (Distribution/Wholesale)	1,344	47,107
FedEx Corp. (Transportation)	2,856	306,820
Fidelity National Information Services, Inc. (Software)	2,688	122,196
First Data Corp. (Software)	7,392	198,845
Fiserv, Inc. * (Software)	1,680	89,141
Flextronics International, Ltd. * ADR(Electronics)	5,880	64,327
FLIR Systems, Inc. * (Electronics)	672	23,970
Florida Rock Industries, Inc. (Building Materials)	504	33,914
Flowserve Corp. (Machinery-Diversified)	504	28,824
Fluor Corp. (Engineering & Construction)	840	75,366
Fortune Brands, Inc. (Household Products/Wares)	1,512	119,175
Foster Wheeler, Ltd. * ADR (Engineering & Construction)	672	39,238
FTI Consulting, Inc. * (Commercial Services)	336	11,286
Gardner Denver, Inc. * (Machinery-Diversified)	504	17,564
GATX Corp. (Trucking & Leasing)	504	24,091
General Cable Corp. * (Electrical Components & Equipment)	504	26,929
General Dynamics Corp. (Aerospace/Defense)	3,360	256,704
General Electric Co. (Miscellaneous Manufacturing)	100,296	3,546,468
General Maritime Corp. ADR(Transportation)	336	9,704

See accompanying notes to the Schedules of Portfolio Investments.

Global Payments, Inc. (Software)	840	28,610
Goodrich Corp. (Aerospace/Defense)	1,176	60,540
Graco, Inc. (Machinery-Diversified)	672	26,316
Granite Construction, Inc. (Engineering & Construction)	336	18,567
Harland (John H.) Co. (Household Products/Wares)	168	8,607
Harsco Corp. (Miscellaneous Manufacturing)	672	30,146
Hewitt Associates, Inc. * (Commercial Services)	1,008	29,464
Hexcel Corp. * (Aerospace/Defense Equipment)	840	16,674
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,056	324,999
Hubbell, Inc. - Class B (Electrical Components & Equipment)	504	24,313
IDEX Corp. (Machinery-Diversified)	504	25,644
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,704	242,726
IMS Health, Inc. (Software)	2,016	59,795
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	3,024	131,151
Iron Mountain, Inc. * (Commercial Services)	1,680	43,898
Itron, Inc. * (Electronics)	168	10,927
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,848	111,471
J.B. Hunt Transport Services, Inc. (Transportation)	1,008	26,450
Jabil Circuit, Inc. (Electronics)	1,848	39,566
Jacobs Engineering Group, Inc. * (Engineering & Construction)	1,008	47,023
Joy Global, Inc. (Machinery - Construction & Mining)	1,008	43,243
Kansas City Southern Industries, Inc. * (Transportation)	672	23,910
Kaydon Corp. (Metal Fabricate/Hardware)	336	14,300
Kennametal, Inc. (Hand/Machine Tools)	336	22,717
Kirby Corp. * (Transportation)	504	17,630
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,176	102,865
Landstar System, Inc. (Transportation)	504	23,103
Lennox International, Inc. (Building Materials)	672	23,990
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	336	20,012
Lockheed Martin Corp. (Aerospace/Defense)	3,360	325,987
Louisiana-Pacific Corp. (Forest Products & Paper)	1,008	20,220

See accompanying notes to the Schedules of Portfolio Investments.

Manitowoc Co. (Machinery-Diversified)	672	42,692
Manpower, Inc. (Commercial Services)	840	61,967
Martin Marietta Materials (Building Materials)	504	68,141
Masco Corp. (Building Materials)	3,864	105,874
McDermott International, Inc. * ADR (Engineering & Construction)	1,008	49,372
MDU Resources Group, Inc. (Electric)	1,680	48,283
MeadWestvaco Corp. (Forest Products & Paper)	1,680	51,811
Mettler Toledo International, Inc. * (Electrical Components & Equipment)	336	30,096
Molex, Inc. (Electrical Components & Equipment)	672	18,950
Molex, Inc., - Class A (Electrical Components & Equipment)	672	16,726
Monster Worldwide, Inc. * (Internet)	1,176	55,707
Moog, Inc. - Class A * (Aerospace/Defense)	336	13,994
MPS Group, Inc. * (Commercial Services)	1,008	14,263
MSC Industrial Direct Co. - Class A (Retail)	504	23,527
Mueller Water Products, Inc. - Class B (Metal Fabricate/Hardware)	840	11,248
National Instruments Corp. (Computers)	504	13,220
NeuStar, Inc. * (Telecommunications)	672	19,112
Nordson Corp. (Machinery-Diversified)	336	15,611
Norfolk Southern Corp. (Transportation)	3,864	195,518
Northrop Grumman Corp. (Aerospace/Defense)	3,192	236,910
OMI Corp. ADR (Transportation)	672	18,050
Oshkosh Truck Corp. (Auto Manufacturers)	672	35,616
Overseas Shipholding Group, Inc. (Transportation)	336	21,034
Owens Corning, Inc. * (Building Materials)	840	26,762
Owens-Illinois, Inc. * (Packaging & Containers)	1,344	34,635
PACCAR, Inc. (Auto Manufacturers)	2,520	184,968
Packaging Corp. of America (Packaging & Containers)	840	20,496
Pactiv Corp. * (Packaging & Containers)	1,344	45,347
Pall Corp. (Miscellaneous Manufacturing)	1,176	44,688

See accompanying notes to the Schedules of Portfolio Investments.

Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,176	101,501
Paychex, Inc. (Commercial Services)	3,360	127,243
Pentair, Inc. (Miscellaneous Manufacturing)	1,008	31,409
PerkinElmer, Inc. (Electronics)	1,176	28,483
PHH Corp. * (Commercial Services)	504	15,402
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,344	139,843
Quanex Corp. (Metal Fabricate/Hardware)	336	14,230
Quanta Services, Inc. * (Commercial Services)	1,008	25,422
R.R. Donnelley & Sons Co. (Commercial Services)	2,184	79,913
Raytheon Co. (Aerospace/Defense)	4,368	229,145
Regal-Beloit Corp. (Hand/Machine Tools)	336	15,584
Republic Services, Inc. (Environmental Control)	1,680	46,738
Resources Connection, Inc. * (Commercial Services)	504	16,123
Robert Half International, Inc. (Commercial Services)	1,680	62,177
Rockwell Collins, Inc. (Aerospace/Defense)	1,680	112,442
Rockwell International Corp. (Machinery-Diversified)	1,512	90,523
Roper Industries, Inc. (Miscellaneous Manufacturing)	840	46,099
Ryder System, Inc. (Transportation)	672	33,156
Sanmina-SCI Corp. * (Electronics)	5,208	18,853
Sealed Air Corp. (Packaging & Containers)	1,680	53,087
Shaw Group, Inc. * (Engineering & Construction)	672	21,013
Sherwin-Williams Co. (Chemicals)	1,176	77,663
Smurfit-Stone Container Corp. * (Packaging & Containers)	2,520	28,375
Solectron Corp. * (Electronics)	8,736	27,518
Sonoco Products Co. (Packaging & Containers)	1,008	37,881
Spirit Aerosystems Holdings, Inc. - Class A * (Aerospace/Defense)	504	16,052
SPX Corp. (Miscellaneous Manufacturing)	504	35,381
Stericycle, Inc. * (Environmental Control)	504	41,076
Swift Transportation Co., Inc. * (Transportation)	504	15,705
Teekay Shipping Corp. ADR (Transportation)	336	18,181

See accompanying notes to the Schedules of Portfolio Investments.

Tektronix, Inc. (Electronics)	840	23,654
Teledyne Technologies, Inc. * (Aerospace/Defense)	336	12,580
Teleflex, Inc. (Miscellaneous Manufacturing)	336	22,872
TeleTech Holdings, Inc. * (Commercial Services)	336	12,328
Temple-Inland, Inc. (Forest Products & Paper)	1,008	60,219
Terex Corp. * (Machinery - Construction & Mining)	1,008	72,334
Texas Industries, Inc. (Building Materials)	168	12,689
Textron, Inc. (Miscellaneous Manufacturing)	1,008	90,518
The Brink’s Co. (Miscellaneous Manufacturing)	504	31,979
The Corporate Executive Board Co. (Commercial Services)	336	25,523
The Genlyte Group, Inc. * (Building Materials)	168	11,852
Thomas & Betts Corp. * (Electronics)	504	24,605
Timken Co. (Metal Fabricate/Hardware)	840	25,460
Toro Co. (Housewares)	336	17,217
Trimble Navigation, Ltd. * (Electronics)	1,176	31,564
Trinity Industries, Inc. (Miscellaneous Manufacturing)	840	35,213
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	19,320	609,546
Union Pacific Corp. (Transportation)	2,688	272,966
United Parcel Service, Inc. - Class B (Transportation)	6,552	459,296
United Rentals, Inc. * (Commercial Services)	672	18,480
United Technologies Corp. (Aerospace/Defense)	8,904	578,761
URS Corp. * (Engineering & Construction)	504	21,465
USG CORP. * (Building Materials)	672	31,369
UTI Worldwide, Inc. ADR (Transportation)	840	20,647
Vishay Intertechnology, Inc. * (Electronics)	1,680	23,486
VistaPrint, Ltd. * ADR (Commercial Services)	336	12,869
Vulcan Materials Co. (Building Materials)	840	97,843
W.W. Grainger, Inc. (Distribution/Wholesale)	672	51,905
Wabtec Corp. (Machinery-Diversified)	504	17,383

See accompanying notes to the Schedules of Portfolio Investments.

Walter Industries, Inc. (Holding Companies - Diversified)	504	12,474
Washington Group International, Inc. * (Engineering & Construction)	336	22,317
Waste Connections, Inc. * (Environmental Control)	672	20,120
Waste Management, Inc. (Environmental Control)	5,208	179,207
Watsco, Inc. (Distribution/Wholesale)	168	8,580
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	336	16,346
WESCO International, Inc. * (Distribution/Wholesale)	504	31,641
West Pharmaceutical Services, Inc. (Healthcare - Products)	336	15,600
Western Union Co. (Commercial Services)	7,392	162,254
World Fuel Services Corp. (Retail)	336	15,543
YRC Worldwide, Inc. * (Transportation)	504	20,271
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	672	25,946

TOTAL COMMON STOCKS
(Cost $15,809,758)		18,609,029

TOTAL INVESTMENT SECURITIES
(Cost $15,809,758) - 99.5% of net assets		$18,609,029

Percentages indicated are based on net assets of $18,695,798.

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Aerospace/Defense	14.3%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	1.2%
Building Materials	2.8%
Chemicals	0.4%
Commercial Services	6.0%
Computers	0.6%
Distribution/Wholesale	0.7%
Electric	0.3%
Electrical Components & Equipment	2.8%
Electronics	3.4%
Engineering & Construction	1.7%
Environmental Control	1.7%
Forest Products & Paper	0.7%
Hand/Machine Tools	0.3%
Healthcare – Products	0.1%
Holding Companies - Diversified	0.1%
Household Products/Wares	0.7%
Housewares	0.1%
Internet	0.6%
Machinery-Construction & Mining	2.9%
Machinery-Diversified	3.4%
Metal Fabricate/Hardware	1.1%
Miscellaneous Manufacturing	35.4%
Packaging & Containers	1.8%

See accompanying notes to the Schedules of Portfolio Investments.

Retail	0.2%
Software	4.2%
Telecommunications	0.3%
Transportation	11.5%
Trucking & Leasing	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Internet

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (97.0%)
Agile Software Corp. * (Internet)	4,625	$32,144
Akamai Technologies, Inc. * (Internet)	10,775	537,887
Allscripts Healthcare Solutions, Inc. * (Software)	4,000	107,240
Amazon.com, Inc. * (Internet)	26,000	1,034,539
aQuantive, Inc. * (Internet)	6,125	170,949
Ariba, Inc. * (Internet)	6,625	62,275
Audible, Inc. * (Internet)	1,750	18,183
Autobytel, Inc. * (Internet)	3,375	11,948
BEA Systems, Inc. * (Software)	33,875	392,611
Check Point Software Technologies, Ltd. *ADR (Internet)	15,375	342,555
CheckFree Corp. * (Internet)	6,375	236,449
CMGI, Inc. * (Internet)	40,125	85,065
CNET Networks, Inc. * (Internet)	12,000	104,520
Digital River, Inc. * (Internet)	3,500	193,375
E*TRADE Financial Corp. * (Diversified Financial Services)	37,125	787,793
EarthLink, Inc. * (Internet)	9,875	72,581
eBay, Inc. * (Internet)	35,375	1,172,680
Emdeon Corp. * (Internet)	13,875	209,929
Google, Inc. - Class A * (Internet)	2,500	1,145,399
IAC/InterActiveCorp * (Internet)	14,175	534,539
Infospace, Inc. * (Internet)	2,750	70,593
Interwoven, Inc. * (Internet)	3,375	57,038
j2 Global Communications, Inc. * (Internet)	4,375	121,275
Jupitermedia Corp. * (Internet)	2,000	13,240
Monster Worldwide, Inc. * (Internet)	10,000	473,700
Priceline.com, Inc. * (Internet)	2,875	153,123
Quest Software, Inc. * (Software)	4,750	77,283
RealNetworks, Inc. * (Internet)	9,375	73,594
Sapient Corp. * (Internet)	7,125	48,878
SonicWALL, Inc. * (Internet)	5,750	48,070
TD Ameritrade Holding Corp. * (Diversified Financial Services)	21,000	312,480
Tibco Software, Inc. * (Internet)	18,125	154,425
United Online, Inc. (Internet)	5,625	78,919
ValueClick, Inc. * (Internet)	8,500	222,105
VeriSign, Inc. * (Internet)	21,375	536,940
Vignette Corp. * (Internet)	2,625	48,746
webMethods, Inc. * (Internet)	4,750	34,153
Websense, Inc. * (Internet)	3,875	89,086
Yahoo!, Inc. * (Internet)	36,875	1,153,818

TOTAL COMMON STOCKS
(Cost $6,774,047)		11,020,127

TOTAL INVESTMENT SECURITIES
(Cost $6,774,047) - 97.0% of net assets		$11,020,127

Percentages indicated are based on net assets of $11,365,066.

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Diversified Financial Services	9.7%
Internet	82.2%
Software	5.1%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Oil & Gas

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (94.8%)
Anadarko Petroleum Corp. (Oil & Gas)	41,123	$1,767,467
Apache Corp. (Oil & Gas)	29,274	2,069,672
Atwood Oceanics, Inc. * (Oil & Gas)	2,091	122,721
Baker Hughes, Inc. (Oil & Gas Services)	28,577	1,889,797
Berry Petroleum Co. - Class A (Oil & Gas)	3,485	106,850
BJ Services Co. (Oil & Gas Services)	26,486	738,959
Bristow Group, Inc. * (Transportation)	2,091	76,217
Cabot Oil & Gas Corp. (Oil & Gas)	4,182	281,532
Cameron International Corp. * (Oil & Gas Services)	9,758	612,705
Cheniere Energy, Inc. * (Oil & Gas)	4,879	151,981
Chesapeake Energy Corp. (Oil & Gas)	39,729	1,226,832
ChevronTexaco Corp. (Oil & Gas)	196,554	14,537,134
Cimarex Energy Co. (Oil & Gas)	7,667	283,832
Comstock Resources, Inc. * (Oil & Gas)	4,182	114,503
ConocoPhillips (Oil & Gas)	136,612	9,337,430
Core Laboratories NV * ADR (Oil & Gas Services)	2,091	175,289
Crosstex Energy, Inc. (Oil & Gas)	3,485	100,194
Delta Petroleum Corp. * (Oil & Gas)	4,879	112,022
Denbury Resources, Inc. * (Oil & Gas)	10,455	311,454
Devon Energy Corp. (Oil & Gas)	37,638	2,605,302
Diamond Offshore Drilling, Inc. (Oil & Gas)	5,576	451,377
Dresser-Rand Group, Inc. * (Oil & Gas Services)	6,273	191,076
Dynegy, Inc. - Class A * (Pipelines)	36,244	335,619
El Paso Corp. (Pipelines)	63,427	917,789
Encore Acquisition Co. * (Oil & Gas)	4,879	118,023
Ensco International, Inc. (Oil & Gas)	13,940	758,336
EOG Resources, Inc. (Oil & Gas)	21,607	1,541,443
EXCO Resources, Inc. * (Oil & Gas)	7,667	127,119
Exxon Mobil Corp. (Oil & Gas)	419,204	31,628,941
FMC Technologies, Inc. * (Oil & Gas Services)	6,273	437,604
Forest Oil Corp. * (Oil & Gas)	4,879	162,812
Frontier Oil Corp. (Oil & Gas)	9,758	318,501
Global Industries, Ltd. * (Oil & Gas Services)	7,667	140,229
GlobalSantaFe Corp. ADR (Oil & Gas)	20,910	1,289,729
Grant Prideco, Inc. * (Oil & Gas Services)	11,152	555,816
Grey Wolf, Inc. * (Oil & Gas)	16,728	112,078
Halliburton Co. (Oil & Gas Services)	89,913	2,853,839
Hanover Compressor Co. * (Oil & Gas Services)	7,667	170,591
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	7,667	285,902
Helmerich & Payne, Inc. (Oil & Gas)	8,364	253,764

See accompanying notes to the Schedules of Portfolio Investments.

Hess Corp. (Oil & Gas)	25,789	1,430,516
Holly Corp. (Oil & Gas)	4,182	247,993
Houston Exploration Co. * (Oil & Gas)	2,788	150,413
Hydril * (Oil & Gas Services)	1,394	134,159
Input/Output, Inc. * (Oil & Gas Services)	6,273	86,442
Kinder Morgan, Inc. (Pipelines)	9,758	1,038,739
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,788	184,092
Marathon Oil Corp. (Oil & Gas)	31,365	3,099,803
Mariner Energy, Inc. * (Oil & Gas)	6,970	133,336
Murphy Oil Corp. (Oil & Gas)	16,031	856,055
Nabors Industries, Ltd. * ADR (Oil & Gas)	25,092	744,480
National-Oilwell Varco, Inc. * (Oil & Gas Services)	16,031	1,247,051
Newfield Exploration Co. * (Oil & Gas)	11,849	494,222
Newpark Resources, Inc. * (Oil & Gas Services)	7,667	54,052
Noble Corp. ADR (Oil & Gas)	11,849	932,279
Noble Energy, Inc. (Oil & Gas)	15,334	914,673
Occidental Petroleum Corp. (Oil & Gas)	76,670	3,780,598
Oceaneering International, Inc. * (Oil & Gas Services)	4,879	205,503
OGE Energy Corp. (Electric)	8,364	324,523
Oil States International, Inc. * (Oil & Gas Services)	4,182	134,200
Parker Drilling Co. * (Oil & Gas)	9,758	91,628
Patterson-UTI Energy, Inc. (Oil & Gas)	13,940	312,814
Penn Virginia Corp. (Oil & Gas)	1,394	102,320
Petrohawk Energy Corp. * (Oil & Gas)	14,637	192,769
Pioneer Natural Resources Co. (Oil & Gas)	11,152	480,763
Plains Exploration & Production Co. * (Oil & Gas)	6,273	283,163
Pogo Producing Co. (Oil & Gas)	4,879	234,680
Pride International, Inc. * (Oil & Gas)	14,637	440,574
Quicksilver Resources, Inc. * (Oil & Gas)	4,879	194,038
Range Resources Corp. (Oil & Gas)	12,546	419,036
Rowan Cos., Inc. (Oil & Gas)	9,758	316,842
Schlumberger, Ltd. ADR (Oil & Gas Services)	105,944	7,320,731
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,091	205,754
Smith International, Inc. (Oil & Gas Services)	18,122	870,762
Southwestern Energy Co. * (Oil & Gas)	14,637	599,824
St. Mary Land & Exploration Co. (Oil & Gas)	4,879	178,962
Stone Energy Corp. * (Oil & Gas)	2,091	62,082
Sunoco, Inc. (Oil & Gas)	11,152	785,547
Superior Energy Services, Inc. * (Oil & Gas Services)	7,667	264,281
Swift Energy Co. * (Oil & Gas)	2,788	116,455
Tesoro Petroleum Corp. (Oil & Gas)	6,273	629,997

See accompanying notes to the Schedules of Portfolio Investments.

TETRA Technologies, Inc. * (Oil & Gas Services)	6,273	155,006
Tidewater, Inc. (Oil & Gas Services)	4,879	285,812
Todco - Class A * (Oil & Gas)	4,879	196,770
Transocean Sedco Forex, Inc. * ADR (Oil & Gas)	26,486	2,163,906
Ultra Petroleum Corp. * (Oil & Gas)	13,940	740,632
Unit Corp. * (Oil & Gas)	4,182	211,567
Universal Compression Holdings, Inc. * (Oil & Gas Services)	2,788	188,692
Valero Energy Corp. (Oil & Gas)	54,366	3,506,063
W-H Energy Services, Inc. * (Oil & Gas Services)	2,788	130,311
Weatherford International, Ltd. * ADR (Oil & Gas Services)	30,668	1,383,127
Whiting Petroleum Corp. * (Oil & Gas)	3,485	137,344
Williams Cos., Inc. (Pipelines)	52,972	1,507,583
XTO Energy, Inc. (Oil & Gas)	32,759	1,795,521

TOTAL COMMON STOCKS
(Cost $62,007,092)		121,970,966

	Principal
	Amount

Repurchase Agreements (1.3%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $1,672,711 (Collateralized by $1,688,000 Federal National Mortgage Association, 5.50%, 1/15/08, market value $1,705,978)	$1,672,000	1,672,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,672,000)		1,672,000

TOTAL INVESTMENT SECURITIES
(Cost $63,679,092) - 96.1% of net assets		$123,642,966

Percentages indicated are based on net assets of $128,639,276.

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Electric	0.3%
Oil & Gas	75.2%
Oil & Gas Services	16.2%
Pipelines	3.0%
Transportation	0.1%
Other **	1.3%

** Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Pharmaceuticals

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (82.5%)
Abbott Laboratories (Pharmaceuticals)	12,802	$714,352
Abraxis Bioscience, Inc. * (Pharmaceuticals)	436	11,646
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	654	21,994
Alkermes, Inc. * (Pharmaceuticals)	1,962	30,293
Allergan, Inc. (Pharmaceuticals)	3,052	338,223
Alpharma, Inc. - Class A (Pharmaceuticals)	872	20,998
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	2,180	101,043
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,894	802,097
Cephalon, Inc. * (Pharmaceuticals)	1,308	93,143
Eli Lilly & Co. (Pharmaceuticals)	14,784	794,049
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	2,616	76,910
Forest Laboratories, Inc. * (Pharmaceuticals)	6,322	325,204
Hospira, Inc. * (Pharmaceuticals)	3,052	124,827
Johnson & Johnson (Healthcare - Products)	57,334	3,454,947
King Pharmaceuticals, Inc. * (Pharmaceuticals)	4,796	94,337
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,090	33,594
Merck & Co., Inc. (Pharmaceuticals)	25,446	1,123,950
MGI Pharma, Inc. * (Pharmaceuticals)	1,526	34,289
Mylan Laboratories, Inc. (Pharmaceuticals)	4,796	101,387
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	436	10,115
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	654	16,428
Perrigo Co. (Pharmaceuticals)	1,526	26,949
Pfizer, Inc. (Pharmaceuticals)	139,956	3,535,289
Schering-Plough Corp. (Pharmaceuticals)	29,212	745,198
Sepracor, Inc. * (Pharmaceuticals)	2,180	101,653
The Medicines Co. * (Pharmaceuticals)	1,090	27,337
Theravance, Inc. * (Pharmaceuticals)	872	25,724
Valeant Pharmaceuticals International (Pharmaceuticals)	1,744	30,154
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,962	51,856
Wyeth (Pharmaceuticals)	15,378	769,361

TOTAL COMMON STOCKS
(Cost $11,585,018)		13,637,347

TOTAL INVESTMENT SECURITIES
(Cost $11,585,018) - 82.5% of net assets		$13,637,347

See accompanying notes to the Schedules of Portfolio Investments.

Percentages indicated are based on net assets of $16,521,351.
*	Non-income producing security

Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 4/3/07	$2,799,300	$(700)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Healthcare-Products	20.9%
Pharmaceuticals	61.6%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Precious Metals

 Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (81.0%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$21,417,000	$21,414,085
Federal Farm Credit Bank, 4.90%, 4/2/07+	21,417,000	21,414,085
Federal Home Loan Bank, 4.90%, 4/2/07+	21,417,000	21,414,085
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07+	21,417,000	21,414,085

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $85,656,340)		85,656,340

Repurchase Agreements (20.2%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $21,414,097 (Collateralized by $22,068,000 of various U.S. Government Agency Obligations, 3.375% - 5.50%, 1/15/08 - 7/15/08, market value $21,834,139)	21,405,000	21,405,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,405,000)		21,405,000

TOTAL INVESTMENT SECURITIES (Cost $107,061,340) - 101.2% of net assets		$107,061,340

Percentages indicated are based on net assets of $ 105,810,910.

+   All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 4/24/07	$106,036,006	$(882,591)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Real Estate

 Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (99.5%)
Alexandria Real Estate Equities, Inc. (REIT)	6,368	$639,156
AMB Property Corp. (REIT)	21,890	1,286,913
American Financial Realty Trust (REIT)	28,656	288,852
American Home Mortgage Investment Corp. (REIT)	9,950	268,551
Annaly Mortgage Management, Inc. (REIT)	56,914	881,029
Apartment Investment and Management Co. - Class A (REIT)	21,492	1,239,873
Archstone-Smith Trust (REIT)	48,556	2,635,620
Avalonbay Communities, Inc. (REIT)	17,512	2,276,560
BioMed Realty Trust, Inc. (REIT)	14,726	387,294
Boston Properties, Inc. (REIT)	25,870	3,037,138
Brandywine Realty Trust (REIT)	19,900	664,859
BRE Properties, Inc. - Class A (REIT)	11,144	703,744
Brookfield Properties Corp. ADR (Real Estate)	28,656	1,154,837
Camden Property Trust (REIT)	12,736	895,468
CapitalSource, Inc. (Diversified Financial Services)	29,054	730,127
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	44,576	1,523,607
CBL & Associates Properties, Inc. (REIT)	14,726	660,314
Colonial Properties Trust (REIT)	10,348	472,593
Corporate Office Properties Trust (REIT)	9,552	436,335
Cousins Properties, Inc. (REIT)	9,154	300,800
Crescent Real Estate Equities Co. (REIT)	21,492	431,130
DCT Industrial Trust, Inc. (REIT)	37,412	442,584
Developers Diversified Realty Corp. (REIT)	24,278	1,527,086
Digital Realty Trust, Inc. (REIT)	11,940	476,406
Douglas Emmett, Inc. (REIT)	14,726	375,955
Duke-Weeks Realty Corp. (REIT)	29,850	1,297,580
Entertainment Properties Trust (REIT)	5,970	359,693
Equity Inns, Inc. (REIT)	11,940	195,577
Equity Lifestyle Properties, Inc. (REIT)	4,776	257,952
Equity Residential Properties Trust (REIT)	64,874	3,128,872
Essex Property Trust, Inc. (REIT)	5,174	669,930
Federal Realty Investment Trust (REIT)	12,338	1,118,070

See accompanying notes to the Schedules of Portfolio Investments.

FelCor Lodging Trust, Inc. (REIT)	13,930	361,762
First Industrial Realty Trust, Inc. (REIT)	9,950	450,735
Forest City Enterprises, Inc. - Class A (Real Estate)	13,134	869,208
Franklin Street Properties Corp. (REIT)	14,328	274,811
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	33,432	184,545
General Growth Properties, Inc. (REIT)	50,546	3,263,754
Health Care Property Investors, Inc. (REIT)	45,770	1,649,093
Health Care REIT, Inc. (REIT)	16,318	716,360
Healthcare Realty Trust, Inc. (REIT)	10,746	400,826
Highwoods Properties, Inc. (REIT)	12,338	487,228
Home Properties, Inc. (REIT)	7,164	378,331
Hospitality Properties Trust (REIT)	20,696	968,573
Host Marriott Corp. (REIT)	115,818	3,047,172
HRPT Properties Trust (REIT)	46,566	572,762
IMPAC Mortgage Holdings, Inc. (REIT)	15,522	77,610
iStar Financial, Inc. (REIT)	28,258	1,323,322
Jones Lang LaSalle, Inc. (Real Estate)	7,960	830,069
Kilroy Realty Corp. (REIT)	7,164	528,345
Kimco Realty Corp. (REIT)	48,158	2,347,221
KKR Financial Corp. (REIT)	17,910	491,271
LaSalle Hotel Properties (REIT)	8,756	405,928
Lexington Corporate Properties Trust (REIT)	14,328	302,751
Liberty Property Trust (REIT)	19,900	969,528
Longview Fibre Co. (Forest Products & Paper)	14,726	362,701
Mack-Cali Realty Corp. (REIT)	15,124	720,356
Maguire Properties, Inc. (REIT)	7,960	283,058
Mid-America Apartment Communities, Inc. (REIT)	5,572	313,481
National Retail Properties, Inc. (REIT)	13,532	327,339
Nationwide Health Properties, Inc. (REIT)	18,706	584,750
New Plan Excel Realty Trust, Inc. (REIT)	23,084	762,465
Newcastle Investment Corp. (REIT)	10,746	297,987
Novastar Financial, Inc. (REIT)	8,358	41,790
Pennsylvania REIT	7,960	352,867
Plum Creek Timber Co., Inc. (Forest Products & Paper)	39,402	1,553,227
Post Properties, Inc. (REIT)	9,552	436,813
Potlatch Corp. (Forest Products & Paper)	8,756	400,850
Prologis (REIT)	54,924	3,566,214
Public Storage, Inc. (REIT)	28,656	2,712,864

See accompanying notes to the Schedules of Portfolio Investments.

RAIT Investment Trust (REIT)	13,930	389,204
Rayonier, Inc. (Forest Products & Paper)	17,114	735,902
Realogy Corp. * (Real Estate)	47,362	1,402,389
Realty Income Corp. (REIT)	22,288	628,522
Redwood Trust, Inc. (REIT)	5,572	290,747
Regency Centers Corp. (REIT)	15,124	1,263,610
Senior Housing Properties Trust (REIT)	18,706	447,073
Simon Property Group, Inc. (REIT)	48,954	5,446,132
SL Green Realty Corp. (REIT)	13,134	1,801,722
St. Joe Co. (Real Estate)	16,716	874,414
Strategic Hotels & Resorts, Inc. (REIT)	16,716	382,295
Sunstone Hotel Investors, Inc. (REIT)	12,736	347,183
Taubman Centers, Inc. (REIT)	11,940	692,401
The Macerich Co. (REIT)	15,920	1,470,371
Thornburg Mortgage Asset Corp. (REIT)	25,074	651,924
UDR, Inc. (REIT)	29,850	914,007
Ventas, Inc. (REIT)	23,084	972,529
Vornado Realty Trust (REIT)	31,442	3,752,287
Washington REIT	9,950	372,329
Weingarten Realty Investors (REIT)	17,512	832,871

TOTAL COMMON STOCKS (Cost $61,221,904)		88,050,384

TOTAL INVESTMENT SECURITIES (Cost $61,221,904) - 99.5% of net assets		$88,050,384

Percentages indicated are based on net assets of $88,501,493.

*	Non-income producing security
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Diversified Financial Services	1.0%
Forest Products & Paper	3.4%
Real Estate	7.5%
Real Estate Investment Trust	87.6%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Semiconductor

 Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (96.6%)
Actel Corp. * (Semiconductors)	284	$4,692
Advanced Micro Devices, Inc. * (Semiconductors)	6,390	83,453
Altera Corp. * (Semiconductors)	4,118	82,319
Amkor Technology, Inc. * (Semiconductors)	1,136	14,177
Analog Devices, Inc. (Semiconductors)	3,834	132,235
Applied Materials, Inc. (Semiconductors)	15,904	291,361
Applied Micro Circuits Corp. * (Semiconductors)	3,266	11,921
Asyst Technologies, Inc. * (Semiconductors)	568	3,993
Atmel Corp. * (Semiconductors)	5,112	25,713
ATMI, Inc. * (Semiconductors)	426	13,023
Axcelis Technologies, Inc. * (Semiconductors)	1,136	8,679
Broadcom Corp. - Class A * (Semiconductors)	5,538	177,604
Brooks Automation, Inc. * (Semiconductors)	852	14,612
Cabot Microelectronics Corp. * (Chemicals)	284	9,517
Cirrus Logic, Inc. * (Semiconductors)	852	6,526
Cohu, Inc. (Semiconductors)	284	5,339
Conexant Systems, Inc. * (Semiconductors)	5,680	9,372
Cree Research, Inc. * (Semiconductors)	852	14,024
Cymer, Inc. * (Electronics)	426	17,700
Cypress Semiconductor Corp. * (Semiconductors)	1,704	31,609
DSP Group, Inc. * (Semiconductors)	284	5,396
Entegris, Inc. * (Semiconductors)	1,420	15,194
Exar Corp. * (Semiconductors)	426	5,640
Fairchild Semiconductor International, Inc. * (Semiconductors)	1,420	23,742
FormFactor, Inc. * (Semiconductors)	568	25,418
Integrated Device Technology, Inc. * (Semiconductors)	2,272	35,034
Intel Corp. (Semiconductors)	60,066	1,149,064
Interdigital Communications Corp. * (Telecommunications)	568	17,988
International Rectifier Corp. * (Semiconductors)	852	32,555

See accompanying notes to the Schedules of Portfolio Investments.

Intersil Corp. - Class A (Semiconductors)	1,562	41,377
KLA -Tencor Corp. (Semiconductors)	2,272	121,143
Kulicke & Soffa Industries, Inc. * (Semiconductors)	710	6,568
Lam Research Corp. * (Semiconductors)	1,704	80,667
Lattice Semiconductor Corp. * (Semiconductors)	1,278	7,476
Linear Technology Corp. (Semiconductors)	3,408	107,659
LSI Logic Corp. * (Semiconductors)	8,946	93,396
LTX Corp. * (Semiconductors)	710	4,345
Marvell Technology Group, Ltd. * ADR (Semiconductors)	5,254	88,320
Maxim Integrated Products, Inc. (Semiconductors)	3,692	108,545
MEMC Electronic Materials, Inc. * (Semiconductors)	1,988	120,433
Micrel, Inc. * (Semiconductors)	710	7,824
Microchip Technology, Inc. (Semiconductors)	2,414	85,769
Micron Technology, Inc. * (Semiconductors)	8,662	104,637
Microsemi Corp. * (Semiconductors)	710	14,775
National Semiconductor Corp. (Semiconductors)	3,692	89,125
Novellus Systems, Inc. * (Semiconductors)	1,420	45,468
NVIDIA Corp. * (Semiconductors)	4,118	118,516
OmniVision Technologies, Inc. * (Semiconductors)	568	7,361
ON Semiconductor Corp. * (Semiconductors)	2,698	24,066
Photronics, Inc. * (Semiconductors)	426	6,624
PMC-Sierra, Inc. * (Semiconductors)	2,414	16,922
Rambus, Inc. * (Semiconductors)	1,136	24,140
RF Micro Devices, Inc. * (Telecommunications)	2,272	14,155
SanDisk Corp. * (Computers)	2,556	111,953
Semtech Corp. * (Semiconductors)	852	11,485
Silicon Image, Inc. * (Semiconductors)	994	8,111
Silicon Laboratories, Inc. * (Semiconductors)	568	16,995
Silicon Storage Technology, Inc. * (Computers)	994	4,900
SiRF Technology Holdings, Inc. * (Semiconductors)	568	15,768
Skyworks Solutions, Inc. * (Semiconductors)	1,846	10,615
Teradyne, Inc. * (Semiconductors)	2,130	35,230

See accompanying notes to the Schedules of Portfolio Investments.

Tessera Technologies, Inc. * (Semiconductors)	568	22,572
Texas Instruments, Inc. (Semiconductors)	17,182	517,179
Trident Microsystems, Inc. * (Software)	710	14,243
TriQuint Semiconductor, Inc. * (Semiconductors)	1,562	7,810
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	710	37,900
Xilinx, Inc. (Semiconductors)	3,834	98,649
Zoran Corp. * (Semiconductors)	568	9,667

TOTAL COMMON STOCKS (Cost $2,781,698)		4,530,288

TOTAL INVESTMENT SECURITIES (Cost $2,781,698) - 96.6% of net assets		$4,530,288

Percentages indicated are based on net assets of $4,690,977.

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Chemicals	0.2%
Computers	2.5%
Electronics	0.4%
Semiconductors	92.5%
Software	0.3%
Telecommunications	0.7%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Technology

 Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (99.5%)
3Com Corp. * (Telecommunications)	2,712	$10,604
ADC Telecommunications, Inc. * (Telecommunications)	678	11,350
Adobe Systems, Inc. * (Software)	4,068	169,636
ADTRAN, Inc. (Telecommunications)	339	8,255
Advanced Micro Devices, Inc. * (Semiconductors)	3,729	48,701
Akamai Technologies, Inc. * (Internet)	1,017	50,769
Altera Corp. * (Semiconductors)	2,373	47,436
Amdocs, Ltd. *ADR (Telecommunications)	1,356	49,467
American Tower Corp. * (Telecommunications)	2,712	105,632
Amkor Technology, Inc. * (Semiconductors)	678	8,461
Analog Devices, Inc. (Semiconductors)	2,373	81,845
Andrew Corp. * (Telecommunications)	1,017	10,770
ANSYS, Inc. * (Software)	339	17,211
Apple Computer, Inc. * (Computers)	5,763	535,440
Applied Materials, Inc. (Semiconductors)	9,153	167,682
Arris Group, Inc. * (Telecommunications)	678	9,546
Atmel Corp. * (Semiconductors)	3,051	15,347
ATMI, Inc. * (Semiconductors)	339	10,363
Autodesk, Inc. * (Software)	1,695	63,732
Avaya, Inc. * (Telecommunications)	3,051	36,032
Avocent Corp. * (Internet)	339	9,143
BEA Systems, Inc. * (Software)	2,712	31,432
BMC Software, Inc. * (Software)	1,356	41,751
Broadcom Corp. - Class A * (Semiconductors)	3,051	97,845
Brocade Communications Systems, Inc. * (Computers)	2,712	25,818
Brooks Automation, Inc. * (Semiconductors)	339	5,814
CA, Inc. (Software)	2,712	70,268
CACI International, Inc. - Class A * (Computers)	339	15,886
Cadence Design Systems, Inc. * (Computers)	2,034	42,836
CDW Corp. (Distribution/Wholesale)	339	20,825
Cerner Corp. * (Software)	339	18,459
Check Point Software Technologies, Ltd. *ADR (Internet)	1,356	30,212
Ciena Corp. * (Telecommunications)	678	18,950

See accompanying notes to the Schedules of Portfolio Investments.

Cisco Systems, Inc. * (Telecommunications)	41,019	1,047,214
Citrix Systems, Inc. * (Software)	1,356	43,433
Cognizant Technology Solutions Corp. * (Computers)	1,017	89,771
Computer Sciences Corp. * (Computers)	1,017	53,016
Compuware Corp. * (Software)	2,034	19,303
Corning, Inc. * (Telecommunications)	10,509	238,975
Cree Research, Inc. * (Semiconductors)	678	11,160
Crown Castle International Corp. * (Telecommunications)	1,356	43,568
CSG Systems International, Inc. * (Software)	339	8,482
Cymer, Inc. * (Electronics)	339	14,085
Cypress Semiconductor Corp. * (Semiconductors)	1,017	18,865
Dell, Inc. * (Computers)	13,560	314,728
Diebold, Inc. (Computers)	339	16,174
Digital River, Inc. * (Internet)	339	18,730
DST Systems, Inc. * (Computers)	339	25,493
Dycom Industries, Inc. * (Engineering & Construction)	339	8,834
Electronic Data Systems Corp. (Computers)	3,390	93,835
Electronics for Imaging, Inc. * (Computers)	339	7,950
EMC Corp. * (Computers)	14,916	206,587
Emulex Corp. * (Semiconductors)	678	12,401
Entegris, Inc. * (Semiconductors)	678	7,255
F5 Networks, Inc. * (Internet)	339	22,605
Fair Isaac Corp. (Software)	339	13,113
Fairchild Semiconductor International, Inc. * (Semiconductors)	678	11,336
FormFactor, Inc. * (Semiconductors)	339	15,170
Foundry Networks, Inc. * (Telecommunications)	1,017	13,801
Gartner Group, Inc. * (Commercial Services)	339	8,119
Google, Inc. - Class A * (Internet)	1,695	776,580
Harris Corp. (Telecommunications)	1,017	51,816
Hewlett-Packard Co. (Computers)	18,306	734,802
Hyperion Solutions Corp. * (Software)	339	17,570
IKON Office Solutions, Inc. (Office/Business Equipment)	678	9,743
Imation Corp. (Computers)	339	13,689
Informatica Corp. * (Software)	678	9,106
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	1,017	19,638
Integrated Device Technology, Inc. * (Semiconductors)	1,356	20,910
Intel Corp. (Semiconductors)	38,985	745,782

See accompanying notes to the Schedules of Portfolio Investments.

Interdigital Communications Corp. * (Telecommunications)	339	10,736
Intermec, Inc. * (Machinery-Diversified)	339	7,573
International Business Machines Corp. (Computers)	10,170	958,623
International Rectifier Corp. * (Semiconductors)	339	12,953
Intersil Corp. - Class A (Semiconductors)	1,017	26,940
Intuit, Inc. * (Software)	2,034	55,650
j2 Global Communications, Inc. * (Internet)	339	9,397
Jack Henry & Associates, Inc. (Computers)	678	16,306
JDS Uniphase Corp. * (Telecommunications)	1,356	20,652
Juniper Networks, Inc. * (Telecommunications)	3,729	73,387
KLA -Tencor Corp. (Semiconductors)	1,356	72,302
Kronos, Inc. * (Computers)	339	18,137
Lam Research Corp. * (Semiconductors)	1,017	48,145
Lexmark International, Inc. - Class A * (Computers)	678	39,636
Linear Technology Corp. (Semiconductors)	2,034	64,254
LSI Logic Corp. * (Semiconductors)	4,746	49,548
Macrovision Corp. * (Entertainment)	339	8,492
Marvell Technology Group, Ltd. *ADR (Semiconductors)	3,051	51,287
Maxim Integrated Products, Inc. (Semiconductors)	2,034	59,800
McAfee, Inc. * (Internet)	1,017	29,574
MEMC Electronic Materials, Inc. * (Semiconductors)	1,017	61,610
Mentor Graphics Corp. * (Computers)	678	11,079
Microchip Technology, Inc. (Semiconductors)	1,356	48,179
Micron Technology, Inc. * (Semiconductors)	5,085	61,427
Micros Systems, Inc. * (Computers)	339	18,303
Microsemi Corp. * (Semiconductors)	339	7,055
Microsoft Corp. (Software)	58,986	1,643,939
Motorola, Inc. (Telecommunications)	16,272	287,526
National Semiconductor Corp. (Semiconductors)	2,034	49,101
NCR Corp. * (Computers)	1,356	64,776
Network Appliance, Inc. * (Computers)	2,373	86,662
Novell, Inc. * (Software)	2,373	17,133
Novellus Systems, Inc. * (Semiconductors)	678	21,710

See accompanying notes to the Schedules of Portfolio Investments.

Nuance Communications, Inc. * (Software)	1,017	15,570
NVIDIA Corp. * (Semiconductors)	2,373	68,295
ON Semiconductor Corp. * (Semiconductors)	1,695	15,119
Oracle Corp. * (Software)	26,781	485,540
Palm, Inc. * (Computers)	678	12,292
Parametric Technology Corp. * (Software)	678	12,943
Perot Systems Corp. - Class A * (Computers)	678	12,116
Pitney Bowes, Inc. (Office/Business Equipment)	1,356	61,549
PMC-Sierra, Inc. * (Semiconductors)	1,356	9,506
Polycom, Inc. * (Telecommunications)	678	22,598
Progress Software Corp. * (Software)	339	10,577
QLogic Corp. * (Semiconductors)	1,017	17,289
Qualcomm, Inc. (Telecommunications)	11,187	477,237
Rambus, Inc. * (Semiconductors)	678	14,408
Red Hat, Inc. * (Software)	1,356	31,093
RF Micro Devices, Inc. * (Telecommunications)	1,356	8,448
SAIC, Inc. * (Commercial Services)	678	11,743
Salesforce.com, Inc. * (Software)	678	29,032
SanDisk Corp. * (Computers)	1,356	59,393
SBA Communications Corp. - Class A * (Telecommunications)	678	20,035
Seagate Technology ADR (Computers)	3,729	86,886
Silicon Laboratories, Inc. * (Semiconductors)	339	10,143
SiRF Technology Holdings, Inc. * (Semiconductors)	339	9,411
Skyworks Solutions, Inc. * (Semiconductors)	1,017	5,848
Sonus Networks, Inc. * (Telecommunications)	1,695	13,679
Sun Microsystems, Inc. * (Computers)	24,069	144,655
Sybase, Inc. * (Software)	678	17,140
Symantec Corp. * (Internet)	6,102	105,565
Synopsys, Inc. * (Computers)	1,017	26,676
Tech Data Corp. * (Distribution/Wholesale)	339	12,140
Tellabs, Inc. * (Telecommunications)	2,712	26,849
Teradyne, Inc. * (Semiconductors)	1,356	22,428
Tessera Technologies, Inc. * (Semiconductors)	339	13,472
Texas Instruments, Inc. (Semiconductors)	9,831	295,912
Tibco Software, Inc. * (Internet)	1,356	11,553
Transaction Systems Architect, Inc. * (Software)	339	10,980
Trident Microsystems, Inc. * (Software)	339	6,800

See accompanying notes to the Schedules of Portfolio Investments.

Unisys Corp. * (Computers)	2,373	20,004
United Stationers, Inc. * (Distribution/Wholesale)	339	20,313
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	339	18,096
VeriFone Holdings, Inc. * (Software)	339	12,451
VeriSign, Inc. * (Internet)	1,695	42,578
WebEx Communications, Inc. * (Internet)	339	19,276
Websense, Inc. * (Internet)	339	7,794
Western Digital Corp. * (Computers)	1,356	22,794
Xerox Corp. * (Office/Business Equipment)	6,441	108,788
Xilinx, Inc. (Semiconductors)	2,373	61,057
Yahoo!, Inc. * (Internet)	8,475	265,182

TOTAL COMMON STOCKS
(Cost $7,285,074)		13,496,302

TOTAL INVESTMENT SECURITIES
(Cost $7,285,074) - 99.5% of net assets		$13,496,302

Percentages indicated are based on net assets of $13,568,225.

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Commercial Services	0.1%
Computers	27.8%
Distribution/Wholesale	0.5%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	10.3%
Machinery-Diversified	0.1%
Office/Business Equipment	1.3%
Semiconductors	18.6%
Software	21.2%
Telecommunications	19.3%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Telecommunications

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

	Shares	Value

Common Stocks (70.7%)
Alltel Corp. (Telecommunications)	48,800	$3,025,600
AT&T, Inc. (Telecommunications)	425,025	16,758,735
CenturyTel, Inc. (Telecommunications)	13,725	620,233
Cincinnati Bell, Inc. * (Telecommunications)	32,025	150,518
Citizens Communications Co. (Telecommunications)	42,700	638,365
Dobson Communications Corp. - Class A * (Telecommunications)	19,825	170,297
Embarq Corp. (Telecommunications)	19,825	1,117,139
IDT Corp. - Class B (Telecommunications)	6,100	69,235
Leap Wireless International, Inc. * (Telecommunications)	6,100	402,478
Leucadia National Corp. (Holding Companies - Diversified)	21,350	628,117
Level 3 Communications, Inc. * (Telecommunications)	141,825	865,133
NII Holdings, Inc. - Class B * (Telecommunications)	19,825	1,470,619
Qwest Communications International, Inc. * (Telecommunications)	201,300	1,809,687
RCN Corp. * (Telecommunications)	4,575	116,891
Sprint Corp. (Telecommunications)	164,475	3,118,446
TeleCorp PCS, Inc. - Class A (a) * (Telecommunications)	952	0
Telephone & Data Systems, Inc. (Telecommunications)	6,100	363,682
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	6,100	340,990
Time Warner Telecom, Inc. - Class A * (Telecommunications)	18,300	380,091
US Cellular Corp. * (Telecommunications)	1,525	112,011
Verizon Communications, Inc. (Telecommunications)	381,250	14,456,999
Virgin Media, Inc. (Telecommunications)	35,075	885,644
Windstream Corp. (Telecommunications)	62,525	918,492

TOTAL COMMON STOCKS
(Cost $38,948,817)		48,419,402

TOTAL INVESTMENT SECURITIES
(Cost $38,948,817) - 70.7% of net assets		$48,419,402

Percentages indicated are based on net assets of $ 68,468,921.

*	Non-income producing security
(a)	Escrowed security

See accompanying notes to the Schedules of Portfolio Investments.

	Notional Amount	Unrealized
Swap Agreements	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 4/3/07	$18,995,251	$(4,749)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Holding Companies-Diversified	0.9%
Telecommunications	69.8%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Utilities

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Shares	Value

Common Stocks (100.0%)
AGL Resources, Inc. (Gas)	18,080	$772,378
Allegheny Energy, Inc. * (Electric)	39,550	1,943,487
ALLETE, Inc. (Electric)	5,650	263,403
Alliant Energy Corp. (Electric)	27,120	1,215,518
Ameren Corp. (Electric)	48,590	2,444,077
American Electric Power, Inc. (Electric)	93,790	4,572,263
Aqua America, Inc. (Water)	31,640	710,318
Aquila, Inc. * (Electric)	89,270	373,149
Atmos Energy Corp. (Gas)	21,470	671,582
Avista Corp. (Electric)	12,430	301,179
Black Hills Corp. (Electric)	7,910	290,851
CenterPoint Energy, Inc. (Electric)	65,540	1,175,788
CLECO Corp. (Electric)	13,560	350,255
CMS Energy Corp. (Electric)	51,980	925,244
Consolidated Edison, Inc. (Electric)	61,020	3,115,681
Constellation Energy Group, Inc. (Electric)	42,940	3,733,633
Dominion Resources, Inc. (Electric)	83,620	7,422,946
DPL, Inc. (Electric)	27,120	843,161
DTE Energy Co. (Electric)	41,810	2,002,699
Duke Energy Corp. (Electric)	298,320	6,052,913
Duquesne Light Holdings, Inc. (Electric)	20,340	402,529
Edison International (Electric)	71,190	3,497,565
El Paso Electric Co. * (Electric)	11,300	297,755
Energen Corp. (Gas)	15,820	805,080
Energy East Corp. (Electric)	35,030	853,331
Entergy Corp. (Electric)	49,720	5,216,622
Equitable Resources, Inc. (Pipelines)	27,120	1,310,438
Exelon Corp. (Electric)	159,330	10,947,563
FirstEnergy Corp. (Electric)	75,710	5,015,030
FPL Group, Inc. (Electric)	88,140	5,391,524
Great Plains Energy, Inc. (Electric)	19,210	623,365
Hawaiian Electric Industries, Inc. (Electric)	19,210	499,268
IDACORP, Inc. (Electric)	10,170	344,153
Integrys Energy Group, Inc. (Electric)	18,080	1,003,621
KeySpan Corp. (Gas)	41,810	1,720,481
Mirant Corp. * (Electric)	61,020	2,468,869
Nalco Holding Co. (Environmental Control)	22,600	540,140
National Fuel Gas Co. (Pipelines)	16,950	733,257
New Jersey Resources Corp. (Gas)	6,780	339,339
NICOR, Inc. (Gas)	10,170	492,431
NiSource, Inc. (Electric)	64,410	1,574,180
Northeast Utilities System (Electric)	36,160	1,184,963
Northwest Natural Gas Co. (Gas)	6,780	309,643
NorthWestern Corp. (Electric)	7,910	280,251

See accompanying notes to the Schedules of Portfolio Investments.

NRG Energy, Inc. * (Electric)	29,380	2,116,535
NSTAR (Electric)	24,860	873,083
ONEOK, Inc. (Gas)	24,860	1,118,700
Pepco Holdings, Inc. (Electric)	45,200	1,311,704
PG&E Corp. (Electric)	83,620	4,036,337
Piedmont Natural Gas Co., Inc. (Gas)	16,950	447,141
Pinnacle West Capital Corp. (Electric)	23,730	1,144,973
PNM Resources, Inc. (Electric)	15,820	510,986
PPL Corp. (Electric)	90,400	3,697,360
Progress Energy, Inc. (Electric)	59,890	3,020,852
Public Service Enterprise Group, Inc. (Electric)	59,890	4,973,266
Puget Energy, Inc. (Electric)	27,120	696,442
Questar Corp. (Pipelines)	20,340	1,814,531
Reliant Resources, Inc. * (Electric)	80,230	1,630,274
SCANA Corp. (Electric)	24,860	1,073,206
Sempra Energy (Gas)	54,240	3,309,181
Sierra Pacific Resources * (Electric)	51,980	903,412
Southern Co. (Electric)	176,280	6,460,662
Southern Union Co. (Gas)	27,120	824,177
Southwest Gas Corp. (Gas)	10,170	395,308
Spectra Energy Corp. (Pipelines)	149,160	3,918,434
TECO Energy, Inc. (Electric)	49,720	855,681
The AES Corp. * (Electric)	155,940	3,355,829
TXU Corp. (Electric)	109,610	7,026,000
UGI Corp. (Gas)	24,860	664,011
Unisource Energy Corp. (Electric)	7,910	297,021
Vectren Corp. (Gas)	18,080	517,088
Westar Energy, Inc. (Electric)	20,340	559,757
WGL Holdings, Inc. (Gas)	11,300	361,374
Wisconsin Energy Corp. (Electric)	28,250	1,370,690
Xcel Energy, Inc. (Electric)	94,920	2,343,575

TOTAL COMMON STOCKS
(Cost $109,031,988)		146,659,513

	Principal
	Amount

Repurchase Agreements (0.6%)
UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $860,366 (Collateralized by $880,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $877,698)	$860,000	860,000

TOTAL REPURCHASE AGREEMENTS
(Cost $860,000)		860,000

TOTAL INVESTMENT SECURITIES
(Cost $109,891,988) - 100.6% of net assets		$147,519,513

Percentages indicated are based on net assets of $146,635,229.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of March 31, 2007:

Electric	85.1%
Environmental Control	0.4%
Gas	8.7%
Pipelines	5.3%
Water	0.5%
Other**	0.6%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP U.S. Government Plus
Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Principal
	Amount	Value

U.S. Government Agency Obligations (56.5%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$10,666,000	$10,664,548
Federal Farm Credit Bank, 4.90%, 4/2/07+	10,666,000	10,664,548
Federal Home Loan Bank, 4.90%, 4/2/07+	10,666,000	10,664,548
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07+	10,666,000	10,664,548

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $42,658,192)		42,658,192

U.S. Treasury Obligations (28.6%)
U.S. Treasury Bonds, 4.75%, 2/15/37	21,900,000	21,581,766

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,626,646)		21,581,766

Repurchase Agreements (14.1%)
UBS, 5.10%, 4/2/07, dated 3/30/07, + with a repurchase price of $10,659,528 (Collateralized by $10,262,000 of various Federal Home Loan Mortgage Corp., 3.875% - 6.875%, 6/15/08 - 9/15/10, market value $10,869,047)	10,655,000	10,655,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,655,000)		10,655,000

TOTAL INVESTMENT SECURITIES
(Cost $74,939,838) - 99.2% of net assets		$74,894,958

Percentages indicated are based on net assets of $75,502,502.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased		Unrealized
	Contracts	Appreciation Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring June 2007 (Underlying face amount at value $17,698,688)	159	$(187,564)

	Notional Amount	Unrealized
Swap Agreements	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 3/31/07	$60,901,969	$(232,594)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Rising Rates Opportunity
Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Principal
	Amount	Value

U.S. Government Agency Obligations (78.5%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07+	$20,867,000	$20,864,160
Federal Farm Credit Bank, 4.90%, 4/2/07+	20,867,000	20,864,160
Federal Home Loan Bank, 4.90%, 4/2/07+	20,867,000	20,864,160
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07+	20,867,000	20,864,160

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $83,456,640)		83,456,640

Repurchase Agreements (19.6%)
UBS, 5.10%, 4/2/07, dated 3/30/07,+ with a repurchase price of $20,862,863 (Collateralized by $21,422,000 of various U.S. Government Agency Obligations, 3.375% - 5.50%, 1/15/08 - 2/11/10, market value $21,272,691)	20,854,000	20,854,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,854,000)		20,854,000

	Contracts

Options Purchased(NM)
10-year U.S. Treasury Note Call Option 132 expiring December 2007	350	4,816

TOTAL OPTIONS PURCHASED
(Cost $6,109)		4,816

TOTAL INVESTMENT SECURITIES
(Cost $104,316,749) - 98.1% of net assets		$104,315,456

Percentages indicated are based on net assets of $106,357,502.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold		Unrealized
	Contracts	Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring June 2007 (Underlying face amount at value $2,782,813)	25	$13,554

Swap Agreements	Notional Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.75% due 2/15/37) expiring 3/31/2007	$(131,165,891)	$894,918

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Money Market

Schedule of Portfolio Investments
March 31, 2007
(unaudited)
	Principal
	Amount	Value

U.S. Government Agency Obligations (81.7%)
Federal Agricultural Mortgage Corp., 4.90%, 4/2/07	$40,822,000	$40,816,444
Federal Farm Credit Bank, 4.90%, 4/2/07	12,964,000	12,962,235
Federal Home Loan Bank, 4.90%, 4/2/07	40,822,000	40,816,444
Federal Home Loan Mortgage Corp., 4.90%, 4/2/07	40,822,000	40,816,444

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,411,567)		135,411,567

Repurchase Agreements (41.4%)
Merrill Lynch, 5.08%, 4/2/07, dated 3/30/07, with a repurchase price of $27,837,780 (Collateralized by $28,385,000 Federal National Mortgage Association, 5.45%, 3/27/09, market value $28,392,875)	27,826,000	27,826,000

UBS, 5.10%, 4/2/07, dated 3/30/07, with a repurchase price of $40,839,349 (Collateralized by $42,118,000 Federal Home Loan Mortgage Corp., 4.125%, 7/12/10, market value $41,638,995)	40,822,000	40,822,000

TOTAL REPURCHASE AGREEMENTS
(Cost $68,648,000)		68,648,000

TOTAL INVESTMENT SECURITIES
(Cost $204,059,567) - 123.1% of net assets		$204,059,567

Percentages indicated are based on net assets of $165,802,017.

See accompanying notes to the Schedules of Portfolio Investments.

Money Market ProFund

Schedule of Portfolio Investments
March 31, 2007
(unaudited)

Value

Mutual Funds (100.5%)
Cash Management Portfolio	$651,477,189

TOTAL MUTUAL FUNDS	651,477,189

TOTAL INVESTMENTS
(Cost $651,477,189) - 100.5% of net assets	$651,477,189

Percentages indicated are based on net assets of $648,426,994.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments
March 31, 2007
(unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short OTC, ProFund VP UltraShort Dow 30, ProFund VP UltraShort OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity, ProFund VP Money Market and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the ProFund VP Money Market and Money Market ProFund, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Money Market ProFund offers three classes of shares: the Investor Class, Service Class and Class A. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objective as the Money Market ProFund. The percentage of the Portfolio’s interests owned by the Money Market ProFund as of March 31, 2007 was approximately 7.3%. The Portfolio’s schedule of portfolio investments is included in this Form and should be read in conjunction with the Money Market ProFund’s schedule of portfolio investments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. The Money Market ProFund records its investment in the Portfolio at fair value.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2007
(unaudited)

For the non-money market ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the non-money market ProFunds will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of March 31, 2007, there were no open short positions in securities.

When-Issued and Delayed-Delivery Securities

Each non-money market ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of March 31, 2007 the ProFunds did not hold any when-issued or delayed delivery securities.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2007
(unaudited)

Futures Contracts and Related Options

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of March 31, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not hold any written options as of March 31, 2007.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2007
(unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. As of March 31, 2007, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedules of Portfolio Investments of each particular ProFund.

3. Investment Transactions

During the period, investment transactions were accounted for no later than one business day following the trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2007
(unaudited)

4. Concentration Risk

Each Sector ProFund VP, ProFund VP Dow 30, ProFund VP Short Dow 30 and ProFund VP UltraShort Dow 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC and ProFund VP UltraShort OTC may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan and ProFund VP Precious Metals may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

5. Federal Income Tax Information

At March 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$118,037,480	$35,878,798	$(312,360)	$35,566,438
ProFund VP Small-Cap	82,856,261	17,612,176	(3,708,549)	13,903,627
ProFund VP Dow 30	725,920	-	-	-
ProFund VP OTC	36,116,689	10,699,902	(117,004)	10,582,898
ProFund VP Large-Cap Value	118,164,198	10,611,129	(707,939)	9,903,190
ProFund VP Large-Cap Growth	54,730,239	3,276,554	(336,099)	2,940,455
ProFund VP Mid-Cap Value	127,524,422	11,948,302	(864,258)	11,084,044
ProFund VP Mid-Cap Growth	52,897,260	3,677,616	(253,921)	3,423,695
ProFund VP Small-Cap Value	66,277,455	5,881,622	(575,280)	5,306,342
ProFund VP Small-Cap Growth	47,600,084	11,091,542	(381,863)	10,709,679
ProFund VP Asia 30	80,075,839	33,730,024	(312,390)	33,417,634
ProFund VP Europe 30	100,609,351	23,591,117	(346,437)	23,244,680
ProFund VP Japan	71,815,480	85,036	(86,420)	(1,384)
ProFund VP UltraBull	63,967,168	5,983,518	(260,307)	5,723,211
ProFund VP UltraMid-Cap	95,033,278	6,628,010	(661,250)	5,966,760
ProFund VP UltraSmall-Cap	83,763,088	526,334	(251,629)	274,705
ProFund VP UltraOTC	66,143,102	-	(20,822,352)	(20,822,352)
ProFund VP Bear	44,659,199	2,199	(2,981)	(782)
ProFund VP Short Mid-Cap	2,642,582	-	(435)	(435)
ProFund VP Short Small-Cap	32,337,901	48,513	(50,688)	(2,175)
ProFund VP Short Dow 30	170,022	-	(34)	(34)
ProFund VP Short OTC	38,531,704	3,488	(4,628)	(1,140)
ProFund VP UltraShort Dow 30	177,023	-	(35)	(35)
ProFund VP UltraShort OTC	169,025	-	(26)	(26)
ProFund VP Banks	9,749,613	1,398,225	(21,318)	1,376,907
ProFund VP Basic Materials	46,642,137	6,648,524	(239,049)	6,409,475
ProFund VP Biotechnology	7,952,008	1,363,495	(39,971)	1,323,524
ProFund VP Consumer Goods	14,843,245	1,947,021	(29,531)	1,917,490
ProFund VP Consumer Services	6,573,628	932,282	(10,279)	922,003
ProFund VP Financials	33,411,078	7,135,093	(95,955)	7,039,138
ProFund VP Health Care	63,913,538	7,321,137	(802,734)	6,518,403
ProFund VP Industrials	16,643,038	2,102,796	(136,805)	1,965,991
ProFund VP Internet	7,916,504	3,174,368	(70,745)	3,103,623
ProFund VP Oil & Gas	73,651,707	50,067,348	(76,089)	49,991,259
ProFund VP Pharmaceuticals	13,782,327	-	(144,980)	(144,980)
ProFund VP Precious Metals	107,061,340	-	-	-
ProFund VP Real Estate	68,749,308	19,535,644	(234,568)	19,301,076
ProFund VP Semiconductor	4,318,211	217,107	(5,030)	212,077
ProFund VP Technology	11,552,881	1,950,938	(7,517)	1,943,421
ProFund VP Telecommunications	42,104,965	6,374,826	(60,389)	6,314,437
ProFund VP Utilities	115,371,150	32,332,379	(184,016)	32,148,363
ProFund VP U.S. Government Plus	76,163,816	-	(1,268,858)	(1,268,858)
ProFund VP Rising Rates Opportunity	104,316,749	-	(1,293)	(1,293)
ProFund VP Money Market	204,059,567	-	-	-
Money Market ProFund	651,477,189	-	-	-

Investment Portfolio	as of March 31, 2007 (Unaudited)

Cash Management Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 23.1%
Alliance & Leicester PLC:
5.3%, 5/9/2007	25,000,000	24,999,080
5.32%, 4/30/2007	100,000,000	100,000,000
5.335%, 6/11/2007	90,600,000	90,600,878
Banco Bilbao Vizcaya Argentaria SA, 5.305%, 6/1/2007	40,000,000	40,000,000
Bank of America NA:
5.25%, 9/7/2007	40,500,000	40,500,000
5.31%, 4/2/2007	80,000,000	79,999,761
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.34%, 7/19/2007	135,000,000	135,000,000
5.35%, 7/25/2007	113,000,000	113,000,000
5.36%, 4/23/2007	75,000,000	75,000,000
Barclays Bank PLC, 5.32%, 5/8/2007	157,700,000	157,700,000
Calyon:
5.32%, 4/27/2007	45,000,000	45,000,000
5.325%, 8/31/2007	28,000,000	28,007,840
Citibank NA, 5.315%, 5/2/2007	108,000,000	108,000,000
Depfa Bank PLC, 5.32%, 5/11/2007	27,000,000	27,000,000
HBOS Treasury Services PLC:
5.305%, 4/19/2007	50,000,000	50,000,000
5.32%, 4/26/2007	78,000,000	77,999,790
Landesbank Baden Wurttemberg, 5.355%, 4/13/2007	95,000,000	95,000,154
Mizuho Corporate Bank:
5.3%, 5/7/2007	40,000,000	40,000,000
5.305%, 4/4/2007	129,500,000	129,500,050
5.32%, 4/10/2007	47,000,000	47,000,000
5.325%, 4/20/2007	72,000,000	72,000,000
5.335%, 5/8/2007	60,000,000	60,000,000
Norddeutsche Landesbank Girozentrale, 5.34%, 6/25/2007	73,000,000	73,000,000
Norinchukin Bank, 5.27%, 9/10/2007	38,800,000	38,800,000
Societe Generale:
5.32%, 5/11/2007	85,000,000	85,000,000
5.34%, 7/19/2007	60,000,000	60,000,000
5.35%, 4/19/2007	65,000,000	64,999,557
UBS AG, 5.29%, 7/2/2007	37,500,000	37,500,000
UniCredito Italiano SpA, 5.315%, 5/8/2007	60,000,000	60,000,000

Total Certificates of Deposit and Bank Notes (Cost $2,055,607,110)		2,055,607,110

Commercial Paper** 29.6%
Caisse Nationale des Caisses D’Epargne et Prevoyan:
5.175%, 4/5/2007	50,000,000	49,971,250
5.22%, 6/7/2007	70,000,000	69,319,950
Cancara Asset Securitization LLC, 5.346%, 4/3/2007	60,000,000	59,982,180
Charta LLC, 5.26%, 4/17/2007	88,000,000	87,794,276
CHI Catholic Health Initiatives, 5.35%, 5/8/2007	60,000,000	60,000,000
Clipper Receivables Co. LLC, 5.26%, 4/17/2007	58,000,000	57,864,409
Compass Securitization LLC, 5.24%, 6/15/2007	93,775,000	92,751,290
Dorada Finance, Inc., 5.23%, 6/11/2007	35,000,000	34,638,985
Dresdner Bank AG, 5.39%, 4/2/2007	30,500,000	30,495,433
Five Finance, Inc., 5.21%, 7/24/2007	27,000,000	26,554,545

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Galleon Capital LLC, 5.27%, 4/9/2007	50,000,000	49,941,444
Giro Balanced Funding Corp.:
5.285%, 4/16/2007	100,000,000	99,779,792
5.29%, 4/16/2007	100,000,000	99,779,583
Giro Funding US Corp.:
5.275%, 4/26/2007	75,000,000	74,725,260
5.28%, 4/23/2007	139,500,000	139,049,880
Grampian Funding Ltd.:
5.195%, 4/10/2007	15,000,000	14,980,519
5.21%, 7/25/2007	14,000,000	13,766,997
Greyhawk Funding LLC:
5.21%, 5/9/2007	16,000,000	15,912,009
5.24%, 5/16/2007	32,500,000	32,287,125
Hewlett-Packard Co., 5.28%, 4/20/2007	50,000,000	49,860,667
Honeywell International, Inc., 5.4%, 4/2/2007	1,021,000	1,020,847
Irish Life & Permanent PLC:
5.195%, 7/16/2007	38,200,000	37,615,678
5.195%, 7/20/2007	34,000,000	33,460,297
K2 (USA) LLC:
5.145%, 8/8/2007	30,000,000	29,446,912
5.225%, 6/14/2007	50,800,000	50,254,394
5.225%, 6/20/2007	33,000,000	32,616,833
KBC Financial Products International Ltd., 5.2%, 5/14/2007	64,000,000	63,602,489
Lake Constance Funding LLC:
5.23%, 6/7/2007	50,000,000	49,513,319
5.25%, 5/4/2007	10,000,000	9,951,875
Liberty Street Funding, 5.275%, 4/20/2007	50,000,000	49,860,799
Links Finance LLC, 5.24%, 6/18/2007	40,000,000	39,545,867
Mane Funding Corp., 5.23%, 6/14/2007	50,699,000	50,153,958
Morgan Stanley, 5.2%, 6/26/2007	95,000,000	93,819,889
Nieuw Amsterdam Receivables Corp., 5.28%, 4/18/2007	28,667,000	28,595,524
Northern Rock PLC:
5.245%, 5/9/2007	32,000,000	31,822,835
5.245%, 5/10/2007	53,000,000	52,698,850
Park Avenue Receivables Co., LLC, 5.275%, 4/16/2007	47,489,000	47,384,623
Perry Global Funding LLC:
Series A, 5.24%, 6/25/2007	30,308,000	29,933,023
Series A, 5.245%, 4/10/2007	80,000,000	79,895,100
Series A, 5.25%, 4/20/2007	93,169,000	92,910,844
Prudential PLC, 5.245%, 5/9/2007	39,900,000	39,679,098
Rabobank USA Financial Corp., 5.395%, 4/2/2007	56,500,000	56,491,533
Sheffield Receivables Corp., 5.245%, 5/10/2007	79,000,000	78,551,115
Simba Funding Corp.:
5.247%, 5/23/2007	38,109,000	37,820,144
5.247%, 5/29/2007	39,636,000	39,300,905
5.25%, 5/2/2007	21,863,000	21,764,161
Tango Finance Corp., 5.24%, 6/15/2007	26,250,000	25,963,437
Valcour Bay Capital Co. LLC, 5.31%, 5/4/2007	60,000,000	59,707,950
Verizon Communications, Inc.:
5.295%, 4/4/2007	35,000,000	34,984,556
5.3%, 4/3/2007	50,000,000	49,985,278
5.3%, 4/18/2007	35,000,000	34,912,403
5.31%, 4/9/2007	30,000,000	29,964,600
Windmill Funding Corp., 5.26%, 4/19/2007	60,000,000	59,842,200

Total Commercial Paper (Cost $2,632,526,930)		2,632,526,930

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Master Notes 1.7%
The Bear Stearns Companies, Inc., 5.537% *, 4/2/2007 (a) (Cost $150,000,000)	150,000,000	150,000,000

US Government Sponsored Agencies 0.1%
Federal Home Loan Mortgage Corp., 5.35%, 3/26/2008 (Cost $10,290,000)	10,290,000	10,290,000

Funding Agreements* 3.5%
Genworth Life Insurance Co.:
5.407%, 9/4/2007	105,000,000	105,000,000
5.407%, 3/3/2008	20,000,000	20,000,000
5.42%, 1/25/2008	75,000,000	75,000,000
New York Life Insurance Co., 5.41%, 9/18/2007	80,000,000	80,000,000
Travelers Insurance Co., 5.41%, 3/31/2008	30,000,000	30,000,000

Total Funding Agreements (Cost $310,000,000)		310,000,000

Asset Backed 1.2%
Interstar Millennium Trust, "A1", Series 2006-2GA, 5.3% *, 5/27/2038	50,306,844	50,306,844
Mound Financing PLC, "1A", Series 5A, 5.29% *, 5/8/2007	35,000,000	35,000,000
Steers Mercury III Trust, 144A, 5.34% *, 5/27/2048	24,852,030	24,852,030

Total Asset Backed (Cost $110,158,874)		110,158,874

Promissory Notes 1.9%
The Goldman Sachs Group, Inc., 5.41% *, 10/19/2007 (Cost $170,000,000)	170,000,000	170,000,000

Short Term Notes* 34.2%
American Express Bank FSB:
5.28%, 2/8/2008	80,000,000	80,000,000
5.29%, 11/8/2007	34,000,000	33,997,983
American Express Centurion Bank:
5.29%, 9/13/2007	50,000,000	50,000,000
5.29%, 11/6/2007	175,000,000	175,000,000
American Honda Finance Corp.:
5.31%, 3/20/2008	25,000,000	25,000,000
5.33%, 10/30/2007	45,000,000	45,000,000
Australia & New Zealand Banking Group Ltd., 5.32%, 6/23/2010	30,000,000	30,000,000
Banco Espanol de Credito SA, 144A, 5.334%, 4/18/2012	88,000,000	88,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.41%, 8/23/2007	50,000,000	50,016,245
BMW US Capital LLC, 144A, 5.3%, 10/5/2011	10,000,000	10,000,000
BNP Paribas:
5.29%, 6/20/2007	100,000,000	99,994,326
5.3%, 10/3/2007	50,000,000	49,992,235
Caja de Ahorros y Monte de Piedad de Madrid, 5.36%, 10/19/2007	50,000,000	50,000,000
Calyon:
5.26%, 10/3/2007	75,000,000	74,986,836
5.28%, 9/13/2007	28,000,000	27,996,881
144A, 5.32%, 4/15/2008	86,000,000	86,000,000
Canadian Imperial Bank of Commerce, 5.39%, 10/26/2007	60,000,000	59,991,784
Carrera Capital Finance LLC, 5.31%, 8/24/2007	70,000,000	70,000,000
Commonwealth Bank of Australia, 5.32%, 8/24/2010	40,000,000	40,000,000
Credit Agricole SA, 5.28%, 6/28/2007	50,000,000	49,994,410
Danske Bank AS, 144A, 5.29%, 3/20/2013	88,000,000	87,990,619
DNB NOR Bank ASA, 5.31%, 5/25/2011	50,000,000	50,000,000
General Electric Capital Corp., 5.28%, 8/19/2011	60,000,000	60,000,000
HSBC Bank USA, NA, 3.87%, 6/7/2007	40,500,000	40,380,377
HSBC Finance Corp.:
5.33%, 2/6/2012	75,000,000	75,000,000
5.37%, 3/24/2011	25,000,000	25,000,000
HSH Nordbank AG, 144A, 5.33%, 3/20/2008	60,000,000	60,000,000
International Business Machine Corp., 5.33%, 12/8/2010	66,000,000	66,000,000
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	40,000,000	40,000,000

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K2 (USA) LLC:
144A, 5.3%, 7/16/2007	40,000,000	39,999,961
5.315%, 6/8/2007	65,500,000	65,501,706
Links Finance LLC, 144A, 5.325%, 8/15/2007	39,000,000	39,003,531
M&I Marshall & Ilsley Bank, 5.32%, 12/15/2011	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
5.285%, 5/14/2007	25,000,000	25,000,000
5.3%, 8/24/2011	80,000,000	80,000,000
5.33%, 9/15/2010	35,000,000	35,000,000
5.4%, 2/3/2009	35,000,000	35,000,000
5.487%, 5/29/2007	25,000,000	25,000,000
5.567%, 7/6/2007	35,000,000	35,006,281
Morgan Stanley:
5.37%, 9/5/2007	102,000,000	102,000,000
5.497%, 9/10/2007	130,000,000	130,000,000
Natixis SA, 5.42%, 8/31/2007	50,000,000	50,000,000
Nordea Bank AB, 5.3%, 4/8/2011	40,000,000	40,000,000
Northern Rock PLC:
144A, 5.33%, 10/22/2007	90,000,000	90,000,000
5.34%, 4/4/2008	30,000,000	30,000,000
Pyxis Master Trust, Series 2007-6, 144A, 5.366%, 9/2/2014	37,000,000	37,000,000
Skandinaviska Enskilda Banken, 5.32%, 7/16/2010	50,000,000	50,000,000
Societe Generale, 5.27%, 3/25/2008	35,500,000	35,491,393
Tango Finance Corp.:
144A, 5.29%, 9/24/2007	50,000,000	49,997,603
144A, 5.29%, 10/3/2007	25,000,000	24,998,731
The Bear Stearns Companies, Inc., 5.32%, 7/10/2007	50,000,000	50,000,000
Toyota Motor Credit Corp., 5.33%, 2/11/2008	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 6/15/2011	75,000,000	75,000,000
144A, 5.33%, 9/16/2011	45,000,000	45,000,000

Total Short Term Notes (Cost $3,045,340,902)		3,045,340,902

Time Deposit 4.1%
UBS AG, 5.5%, 4/2/2007 (Cost $369,489,959)	369,489,959	369,489,959

Repurchase Agreements 0.8%
Banc of America Securities LLC, 5.4%, dated 3/30/2007, to be repurchased at $70,031,500 on 4/2/2007 (b)	70,000,000	70,000,000
Credit Suisse First Boston LLC, 5.15%, dated 3/30/2007, to be repurchased at $1,043,803 on 4/2/2007 (c)	1,043,355	1,043,355

Total Repurchase Agreements (Cost $71,043,355)		71,043,355

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 8,924,457,130)	100.2	8,924,457,130
Other Assets and Liabilities, Net	(0.2)	(19,803,472)

Net Assets	100.0	8,904,653,658

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Reset date; not a maturity date.

(b)	Collateralized by $74,119,248 Federal National Mortgage Association, 5.0%, maturing on 6/1/2035 with a value of $72,100,001.

(c)	Collateralized by $1,270,000 US Treasury STRIPS, maturing on 5/15/2011 with a value of $1,065,149 .

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

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Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date           May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
                                              Louis M. Mayberg, President and Principal Executive Officer

Date           May 29, 2007

By (Signature and Title)* /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date           May 29, 2007

* Print the name and title of each signing officer under his or her signature.